                              SEASONS SERIES TRUST

                               ------------------

                               SEMIANNUAL REPORT
                               SEPTEMBER 30, 2000

                                     [LOGO]

DEAR INVESTOR:

The following semiannual report for the SEASONS SERIES TRUST, the underlying investment for the SEASONS SELECT VARIABLE ANNUITY issued by Anchor National Life Insurance Company, summarizes the economic and financial markets for the six-month period ended September 30, 2000. The report also provides global and domestic outlooks and insight from the SEASONS SELECT world-class portfolio managers and management firms.

GLOBAL MARKET OVERVIEW

Global equity markets were generally negative during the period. Market activity was affected by several factors: growing evidence of a U.S. and global economic slowdown, rising global interest rates, rapidly rising oil prices and weaker currencies around the globe. This was especially true in Europe where the effects of these forces, including a significantly weaker euro (in dollar terms), worsened the outlook on inflation for the euro-region. Returns were lower in U.S. dollar terms as the dollar strengthened significantly throughout the period. Forecasts for global growth potential remain positive however, and select companies and regions have strong outlooks.

  Goldman Sachs Asset Management

  "WE CONTINUE TO BELIEVE IN THE PROSPECT OF STRONG LONG-TERM RETURNS FROM INTERNATIONAL EQUITIES, DESPITE THE NEAR-TERM BACKDROP OF SLOWING GLOBAL GROWTH. ALTHOUGH RECENT ECONOMIC DATA CONTINUES TO INDICATE A DAMPENING OF GLOBAL DEMAND, WE VIEW THIS AS A RETURN TO TREND GROWTH FROM A HIGH BASE."

  Putnam Investment Management

  "WITHIN INTERNATIONAL EQUITY, WE BELIEVE THAT EUROPE WILL CONTINUE TO EXPERIENCE STEADY ECONOMIC GROWTH. THE MARKETS OF FRANCE AND THE NETHERLANDS ARE AMONG OUR FAVORITES. WE ARE LESS POSITIVE ON THE ECONOMIC OUTLOOK FOR SPAIN AND IRELAND."

  Lord, Abbett & Co.

  "WE BELIEVE THAT INDICATIONS SUGGEST THAT THE EURO HAS REACHED ITS LOW AND WILL LIKELY BEGIN TO APPRECIATE OVER THE NEXT YEAR. WE REMAIN CAUTIOUS REGARDING THE STOCKS OF MOST JAPANESE AND FAR EAST COMPANIES, BECAUSE THEY ARE, IN OUR OPINION, FULLY VALUED IN TERMS OF THEIR ECONOMIC AND CORPORATE EARNINGS GROWTH PROSPECTS."

U.S. EQUITY MARKET OVERVIEW

The period began with a continuation of the sharp correction in technology stocks that began early in the year. The sell-off gained momentum in April and May as inflation, interest rate concerns and profit selling mounted, leaving the Nasdaq Composite Index significantly off its early March high before bottoming in late May. Economic data suggesting the U.S. economy was finally slowing from its breakneck pace began appearing in early summer, a fact that helped put many investors' fears of inflation and higher interest rates to rest and allowed markets to recover some of the ground lost during the first three months of the period. Still, the difficulties that have plagued technology and growth stocks throughout the year continued to make their presence felt, and most major indices closed the period in negative territory. In part, much of this volatility is related to the impact of the Federal Reserve's tightening moves on stock valuations, as well as the concern investors have about a slower growth economy's impact on corporate earnings. Overall, the economy does seem to be slowing, but appears to remain growing at a healthy rate, which bodes well for equities in general.

                                                                ----------------

  Janus Capital Corporation

  "GOING FORWARD, WE BELIEVE THAT THE UNDERLYING GROWTH CHARACTERISTICS OF OUR COMPANIES REMAIN EXCEEDINGLY ROBUST AND THAT WE ARE STILL IN THE EARLY INNINGS WITH RESPECT TO PENETRATION OF THE MANY NEW AND ENHANCED SERVICES THAT ARE DRIVING THIS GROWTH."

  Marsico Capital Management

  "IN OUR OPINION, THERE ARE A NUMBER OF VERY IMPORTANT MACROECONOMIC UNDERPINNINGS THAT COLLECTIVELY CREATE A SOLID BACKDROP FOR EQUITY PERFORMANCE. WE BELIEVE THAT THE U.S. IS MOVING INTO A MORE FAVORABLE INTEREST RATE ENVIRONMENT. WE DO BELIEVE THERE IS INCREASING EVIDENCE THAT AN ECONOMIC SLOWDOWN IS AT HAND IN THE U.S., WHICH SHOULD MITIGATE THE NEED TO FURTHER TIGHTEN MONETARY POLICY."

  Jennison Associates

  "THE ECONOMY SHOULD STABILIZE AT LOWER BUT STILL HISTORICALLY HIGH LEVELS. DESPITE THE PERSISTENT TUMULTUOUS VOLATILITY IN MANY SECTORS OF THE ECONOMY, OPPORTUNITIES WILL ABOUND AS STOCK VALUATIONS COOL WITH THE ECONOMY."

  Fred Alger Management

  "ECONOMIC FORCES WHICH CAUSE A BULLISH OUTLOOK ARE: A SLOWING, BUT GROWING ECONOMY, HIGH LEVELS OF PRODUCTIVITY LEADING TO VERY LOW INFLATION AND HIGH PROFITABILITY, AND DROPPING INTEREST RATES, INCLUDING THE POSSIBILITY OF FED RATE CUTS IN 2001."

  SunAmerica Asset Management

  "WE BELIEVE THAT THE PROSPECTS FOR THE REMAINDER OF 2000 ARE FAVORABLE FOR THE U.S. MARKETPLACE. DESPITE RECENT MARKET TURBULENCE, WE ARE ENTERING WHAT HAS HISTORICALLY PROVEN TO BE A SEASONALLY STRONG TIME OF YEAR FOR THE STOCK MARKET. IN OUR OPINION CORPORATE PROFITS SHOULD CONTINUE TO BE STELLAR, WITH YET ANOTHER YEAR OF DOUBLE-DIGIT EARNINGS GROWTH."

U.S. FIXED INCOME MARKET OVERVIEW

The U.S. bond market lost ground early in the period, only to rally significantly during June, pushing all sectors well into positive territory. Signs of economic strength and inflation marked the early part of the period, which prompted interest rates to rise across all parts of the yield curve, negatively affecting fixed-income investments. By the close of the period, all sectors posted solid gains as a slowing economy convinced many investors that the Federal Reserve's tightening cycle was nearly complete.

  Putnam Investment Management

  "WITHIN U.S. INVESTMENT-GRADE FIXED-INCOME MARKETS, WE EXPECT THE YIELD CURVE TO REMAIN INVERTED (SHORT-TERM YIELDS GREATER THAN LONG-TERM YIELDS), WHICH WILL CONTINUE TO AFFECT TECHNICAL CONDITIONS IN THE MARKET. OVER THE MEDIUM TERM, WE BELIEVE INTEREST RATES WILL STABILIZE AT CURRENT LEVELS."

  Wellington Management Company

  "WE THINK THAT MODERATING ECONOMIC ACTIVITY AND AN EVENTUAL FALL IN OIL PRICES SHOULD PUSH YIELDS A BIT LOWER. REDUCED TREASURY SUPPLY WILL ALSO CONTINUE TO BE AN IMPORTANT POSITIVE FACTOR."

CONCLUSION

The recent volatility in the financial markets underscores the importance of a diversified investment portfolio. With the SEASONS SELECT VARIABLE ANNUITY, you have access to multiple asset classes or investment categories as well as the experience of our highly regarded money managers.

----------------

We would like to again thank you for trusting SEASONS SELECT to help you build your retirement wealth. We appreciate the confidence you have placed in the money management team involved in the SEASONS SELECT VARIABLE ANNUITY and stress the importance of a long-term focus to help achieve long-term investment success.

We appreciate the confidence you have placed in your SEASONS SELECT investment and, as always, look forward to our continued relationship with you.

Sincerely,

/s/ Eli Broad

Eli Broad
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
ANCHOR NATIONAL LIFE INSURANCE COMPANY

November 17, 2000

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including currency fluctuations, political and social instability, differing securities regulations and accounting standards, and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Investments in securities related to gold and other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial, and political factors. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 66.0%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.4%
APPAREL & TEXTILES -- 0.2%
Koala Corp.+ ...........................        13,000   $    208,812
Oakley, Inc.+ ..........................         2,700         47,419

AUTOMOTIVE -- 0.7%
General Motors Corp., Class H+ .........        21,100        784,498
SPX Corp.+ .............................           700         99,356

RETAIL -- 1.5%
AnnTaylor Stores Corp.+ ................         3,600        138,375
Gap, Inc. ..............................        16,680        335,685
Home Depot, Inc. .......................        14,215        754,284
Sears, Roebuck & Co. ...................         1,000         32,420
Talbots, Inc. ..........................         1,800        119,250
Wal-Mart Stores, Inc. ..................         7,400        356,125
                                                         ------------
                                                            2,876,224
                                                         ------------

CONSUMER STAPLES -- 0.2%
HOUSEHOLD PRODUCTS -- 0.2%
Yankee Candle Co., Inc.+ ...............         8,700        175,087
                                                         ------------

ENERGY -- 5.8%
ENERGY SERVICES -- 2.1%
Baker Hughes, Inc. .....................         2,500         92,813
BJ Services Co.+ .......................         4,100        250,612
Global Marine, Inc.+ ...................         7,900        243,912
Grant Prideco, Inc.+ ...................         6,000        131,625
Halliburton Co. ........................         1,600         78,300
Nabors Industries, Inc.+ ...............         6,200        324,880
Precision Drilling Corp.+ ..............         6,500        231,563
R&B Falcon Corp.+ ......................         8,200        228,575
Schlumberger Ltd. ......................         1,500        123,469
Smith International, Inc.+ .............         2,700        220,219
Transocean Sedco Forex, Inc. ...........         4,800        281,400
Weatherford International, Inc.+ .......         4,900        210,700

ENERGY SOURCES -- 3.7%
Apache Corp. ...........................         7,700        455,262
Burlington Resources, Inc. .............         1,000         36,813
Chevron Corp. ..........................         1,200        102,300
Devon Energy Corp. .....................         6,300        378,945
Enron Corp. ............................        29,170      2,556,021
Exxon Mobil Corp. ......................         5,480        488,405
Kerr-McGee Corp. .......................         4,000        265,000

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4

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Royal Dutch Petroleum Co. NY Shares ....         2,000   $    119,875
                                                         ------------
                                                            6,820,689
                                                         ------------

FINANCE -- 3.3%
BANKS -- 1.2%
Bank of New York Co., Inc. .............         2,000        112,125
Chase Manhattan Corp. ..................         2,400        110,850
Fifth Third Bancorp. ...................        12,920        696,065
Firstar Corp. ..........................        20,861        466,765
Summit Bancorp..........................         1,350         46,575

FINANCIAL SERVICES -- 2.1%
American Express Co. ...................        15,660        951,345
Capital One Financial Corp. ............         1,800        126,113
Citigroup, Inc. ........................         4,333        234,253
E*TRADE Group, Inc.+ ...................        27,560        453,017
Fleet Boston Financial Corp. ...........         4,000        156,000
J.P. Morgan & Co., Inc. ................           800        130,700
Mellon Financial Corp. .................         1,500         69,563
Merrill Lynch & Co. ....................         1,600        105,600
Morgan Stanley, Dean Witter & Co. ......         2,600        237,737
                                                         ------------
                                                            3,896,708
                                                         ------------

HEALTHCARE -- 5.9%
DRUGS -- 3.3%
Alkermes, Inc.+ ........................         4,200        162,225
Allergan, Inc. .........................         2,000        168,875
ALZA Corp.+ ............................         7,600        657,400
Amgen, Inc.+ ...........................         2,000        139,656
Biogen, Inc.+ ..........................         2,000        122,000
Biovail Corp.+ .........................         2,700        219,881
Cephalon, Inc.+ ........................         4,400        213,400
Deltagen, Inc.+ ........................         1,400         43,313
Elan Corp. PLC ADR+ ....................         4,700        257,325
Esperion Therapeutics, Inc.+ ...........        20,500        353,625
Genentech, Inc.+ .......................         2,500        464,219
Lexicon Genetics, Inc.+ ................         3,600        113,850
Merck & Co., Inc. ......................         1,200         89,325
Millennium Pharmaceuticals, Inc.+ ......         2,900        423,581
Pfizer, Inc. ...........................         6,000        269,625
Teva Pharmaceutical Industries, Ltd.
  ADR...................................         2,000        146,375

MEDICAL PRODUCTS -- 2.6%
Abgenix, Inc.+ .........................         6,400        517,200
Genzyme Corp.+ .........................         4,465        304,457
Johnson & Johnson.......................         2,000        187,875
MedImmune, Inc.+ .......................         3,350        258,788
Medtronic, Inc. ........................        18,909        979,723
Myriad Genetics, Inc.+ .................         3,500        301,000
QLT PhotoTherapeutics, Inc.+ ...........         4,100        290,587

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Schering-Plough Corp. ..................         5,000   $    232,500
Visible Genetics, Inc.+ ................         1,000         40,375
                                                         ------------
                                                            6,957,180
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 3.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Boeing Co. .............................         8,115        511,245

BUSINESS SERVICES -- 1.9%
General Electric Co. ...................        16,500        951,844
Global Industries Ltd.+ ................         1,400         17,500
Mobile Mini, Inc.+ .....................         7,000        134,750
Paychex, Inc. ..........................         7,500        393,750
Pierce Leahy Corp. .....................         5,000          4,862
TMP Worldwide, Inc.+ ...................         5,430        437,115
Waste Connections, Inc.+ ...............         5,500        140,937
Waste Management, Inc. .................         6,500        113,344

ELECTRICAL EQUIPMENT -- 0.2%
Emerson Electric Co. ...................         4,000        268,000

MULTI-INDUSTRY -- 0.3%
Tyco International Ltd. ................         7,500        389,063

TRANSPORTATION -- 0.3%
Offshore Logistics, Inc.+ ..............        10,500        187,687
Oshkosh Truck Corp. ....................         3,000        116,250
RailWorks Corp.+ .......................        14,100         48,469
                                                         ------------
                                                            3,714,816
                                                         ------------

INFORMATION & ENTERTAINMENT -- 7.7%
BROADCASTING & MEDIA -- 7.0%
AT&T Corp. -- Liberty Media Group, Class
  A+ ...................................       105,716      1,902,888
Cablevision Systems Corp., Class A+ ....         7,225        479,108
Cinar Corp., Class B+ ..................         6,700         20,100
Comcast Corp., Class A+ ................        33,140      1,356,669
DoubleClick, Inc.+ .....................         5,770        184,640
EchoStar Communications Corp., Class
  A+ ...................................         2,300        121,325
Infinity Broadcasting Corp., Class
  A+ ...................................         9,486        313,038
Lamar Advertising Co.+ .................         8,655        327,808
Netro Corp.+ ...........................         3,600        213,300
Pegasus Communications Corp.+ ..........         7,600        367,175
Spanish Broadcasting System, Inc., Class
  A+ ...................................         6,500         76,375
The Walt Disney Co. ....................        12,045        460,721
Time Warner, Inc. ......................        25,658      2,007,739
UnitedGlobalCom, Inc., Class A+ ........         1,080         32,400
Verizon Communications..................           732         35,456
VoiceStream Wireless Corp.+ ............         3,255        377,783

ENTERTAINMENT PRODUCTS -- 0.5%
SONY Corp. .............................         5,500        558,950

----------------
6

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM -- 0.2%
SkyWest, Inc. ..........................         4,100   $    210,125
                                                         ------------
                                                            9,045,600
                                                         ------------
INFORMATION TECHNOLOGY -- 33.9%
COMMUNICATION EQUIPMENT -- 5.1%
Cisco Systems, Inc.+ ...................        23,875      1,319,094
Finisar Corp.+ .........................         1,600         77,400
Juniper Networks, Inc.+ ................         3,900        853,856
Lucent Technologies, Inc. ..............         3,200         97,800
Network Appliance, Inc.+ ...............         2,900        369,387
ONI Systems Corp.+ .....................         5,225        450,983
Palm, Inc.+ ............................        22,439      1,187,865
Sycamore Networks, Inc.+ ...............         3,600        388,800
Symbol Technologies, Inc. ..............        13,645        490,367
Turnstone Systems Inc.+ ................         3,700        171,588
Tycom Ltd.+ ............................        15,125        580,422

COMPUTER SERVICES -- 1.9%
BEA Systems, Inc.+ .....................         9,200        716,450
i2 Technologies, Inc.+ .................         6,550      1,225,259
Sun Microsystems, Inc.+ ................         2,300        268,525

COMPUTERS & BUSINESS EQUIPMENT -- 3.5%
Brocade Communications Systems,
  Inc.+ ................................         2,200        519,200
Compaq Computer Corp. ..................         5,500        151,690
Dell Computer Corp.+ ...................         4,000        123,250
EMC Corp.+ .............................        15,870      1,573,114
Gateway, Inc.+ .........................         1,700         79,475
International Business Machines
  Corp. ................................         2,000        225,000
Redback Networks, Inc.+ ................         3,800        622,962
VERITAS Software Corp.+ ................         6,010        853,420

COMPUTER SOFTWARE -- 2.3%
CheckFree Corp.+ .......................         1,000         41,891
Electronic Arts, Inc.+ .................        17,500        864,062
Micromuse, Inc.+ .......................         1,900        381,781
Microsoft Corp.+ .......................         9,030        544,622
Oracle Corp.+ ..........................         4,700        370,125
Siebel Systems, Inc.+ ..................         5,000        556,563

ELECTRONICS -- 5.3%
Analog Devices, Inc.+ ..................        13,565      1,119,960
Applied Materials, Inc.+ ...............         8,010        475,093
ASM Lithography Holdings NV+ ...........        13,220        427,171
Bookham Technology PLC ADR+ ............           900         38,588
Broadcom Corp., Class A+ ...............         2,700        658,125
Check Point System, Inc.+ ..............         2,200        346,500
Integrated Device Technology, Inc.+ ....        10,940        990,070
Intel Corp. ............................        13,000        540,313
Linear Technology Corp. ................         3,300        213,675
PerkinElmer, Inc. ......................         2,000        208,750
PMC-Sierra, Inc.+ ......................         1,200        258,300
Texas Instruments, Inc. ................        22,085      1,042,136

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT -- 2.6%
Amazon.com, Inc.+ ......................        19,275   $    740,883
Critical Path, Inc.+ ...................         1,100         66,825
eBay, Inc.+ ............................         6,375        437,484
Exodus Communications, Inc.+ ...........        15,545        767,535
Stamps.com, Inc.+ ......................         3,800         14,606
VeriSign, Inc.+ ........................         4,825        977,364
Yahoo!, Inc.+ ..........................           500         45,500

INTERNET SOFTWARE -- 3.2%
America Online, Inc.+ ..................         1,000         53,750
Ariba, Inc.+ ...........................         3,900        558,736
Art Technology Group, Inc.+ ............         2,500        236,875
Blue Martini Software, Inc.+ ...........         6,000        203,250
BroadVision, Inc.+ .....................         1,700         43,456
Digex, Inc.+ ...........................         5,915        277,266
Inktomi Corp.+ .........................         5,490        625,860
Macromedia, Inc.+ ......................           700         56,569
Phone.com, Inc.+ .......................        10,930      1,241,921
RealNetworks, Inc.+ ....................         3,600        143,100
Software.com, Inc.+ ....................           320         58,060
Vignette Corp.+ ........................           900         26,887
WatchGuard Technologies, Inc.+ .........         3,600        216,000

TELECOMMUNICATIONS -- 10.0%
Amdocs Ltd.+ ...........................         4,600        286,925
Avanex Corp.+ ..........................         4,335        466,825
China Mobile Hong Kong Ltd. ADR+ .......        12,950        420,066
CIENA Corp.+ ...........................         4,000        491,250
Corning, Inc. ..........................         2,200        653,400
Cox Communications, Inc., Class A+ .....         7,385        282,476
JDS Uniphase Corp.+ ....................        12,425      1,176,492
Level 3 Communications, Inc.+ ..........         9,805        756,211
McLeodUSA, Inc., Class A+ ..............        40,440        578,797
Nippon Telegraph & Telephone Corp.
  ADR ..................................            27        776,114
Nokia Corp. ADR.........................        66,170      2,634,393
Nortel Networks Corp. ..................         4,000        238,250
NTL, Inc.+ .............................         5,420        251,014
QUALCOMM, Inc.+ ........................         9,690        690,412
Sonus Networks, Inc.+ ..................         1,500        189,563
Sprint Corp. (PCS Group)+ ..............        10,705        375,344
Telefonaktiebolaget LM Ericsson AB
  ADR...................................        37,450        554,728
Telefonaktiebolaget LM Ericsson AB,
  Series B..............................        16,202        246,864
Vodafone Group PLC......................             1              3
Vodafone Group PLC ADR..................        21,650        801,050
                                                         ------------
                                                           38,897,871
                                                         ------------

MATERIALS -- 0.1%
METALS & MINERALS -- 0.1%
Maverick Tube Corp.+ ...................         5,900        158,931
                                                         ------------

----------------
8

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
UTILITIES -- 3.6%
ELECTRIC UTILITIES -- 1.8%
Calpine Corp.+ .........................         3,700   $    386,187
Dominion Resources, Inc.+ ..............         5,105        296,409
Duke Energy Corp. ......................        15,720      1,347,990
PECO Energy Co. ........................         2,000        121,125

GAS & PIPELINE UTILITIES -- 0.7%
Coastal Corp. ..........................         4,000        296,500
Dynegy, Inc., Class A...................         3,700        210,900
El Paso Energy Corp. ...................         4,600        283,475

TELEPHONE -- 1.1%
AT&T Corp. .............................         1,500         44,063
SBC Communications, Inc. ...............         1,200         60,000
Telefonica SA...........................        19,298        382,876
Telefonos de Mexico SA ADR..............         9,975        530,545
WinStar Communications, Inc.+ ..........        11,842        183,551
WorldCom, Inc.+ ........................         3,000         91,125
                                                         ------------
                                                            4,234,746
                                                         ------------
TOTAL COMMON STOCK (cost $67,449,038)...                   77,965,717
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Nextlink Communications, Inc., Series B
  13.50% (4) (cost $3,674)..............             5          3,950
                                                         ------------

BONDS & NOTES -- 23.8%                        PRINCIPAL
                                                 AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.5%
APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 6.80% 2003...........  $      5,000          4,200
Levi Strauss & Co. 7.00% 2006...........        15,000         11,700
Westpoint Stevens, Inc. 7.88% 2008......        20,000         16,500

AUTOMOTIVE -- 0.3%
Accuride Corp., Series B 9.25% 2008.....         5,000          4,150
Daimler Chrysler North America 7.75%
  2005..................................       220,000        224,587
Delco Remy International, Inc. 8.63%
  2007..................................        10,000          9,450
Delco Remy International, Inc. 10.63%
  2006..................................         5,000          4,950
Dura Operating Corp., Series B 9.00%
  2009..................................        10,000          8,600
Federal-Mogul Corp. 7.50% 2009..........        40,000         15,200
Federal-Mogul Corp. 8.80% 2007..........        10,000          3,800
LDM Technologies, Inc., Series B 10.75%
  2007..................................         5,000          3,250
Lear Corp. 7.96% 2005...................         5,000          4,791
Lear Corp., Series B 8.11% 2009.........        20,000         19,013

HOUSING -- 0.0%
Engle Homes, Inc., Series C 9.25%
  2008..................................         5,000          4,575
Henry Co., Series B 10.00% 2008.........        10,000          4,500
Mattress Disounters Corp. 12.63%
  2007(1)...............................        10,000          9,250

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
HOUSING (CONTINUED)
Nortek, Inc., Series B 9.25% 2007.......  $      5,000   $      4,737
Standard Pacific Corp. 8.50% 2007.......        10,000          9,425
Webb (Del E.) Corp. 10.25% 2010.........         5,000          4,725

RETAIL -- 0.2%
Albertsons, Inc. 8.70% 2030.............        75,000         77,332
Duane Reade, Inc. 9.25% 2008............        25,000         22,000
Kroger Co. 7.38% 2005...................        25,000         24,649
Sealy Mattress Co., Series B zero coupon
  2007(2)...............................        10,000          7,450
Stater Brothers Holdings, Inc. 10.75%
  2006..................................        15,000         13,200
Wal-Mart Stores, Inc. 7.55% 2030........       110,000        113,497
                                                         ------------
                                                              625,531
                                                         ------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.2%
Aurora Foods, Inc., Series B 8.75%
  2008..................................        10,000          7,650
B & G Foods, Inc. 9.63% 2007............        10,000          7,200
Chiquita Brands International, Inc.
  10.00% 2009...........................        15,000          9,000
CPC International, Inc., Series E 7.25%
  2026..................................        75,000         70,277
Del Monte Foods Co., Series B zero
  coupon 2007(2)........................        13,000          9,945
Nash Finch Co., Series B 8.50% 2008.....        20,000         14,400
New World Pasta Co. 9.25% 2009..........        10,000          5,900
Panamerican Beverage, Inc. 8.13% 2003...        30,000         29,462
Seagram (Joseph E.) & Sons, Inc. 7.50%
  2018..................................        35,000         34,258
Whitman Corp. 6.38% 2009................        65,000         58,156
                                                         ------------
                                                              246,248
                                                         ------------

ENERGY -- 0.5%
ENERGY SERVICES -- 0.0%
ICO, Inc., Series B 10.38% 2007.........         5,000          4,825
Key Energy Services, Inc., Series B
  14.00% 2009...........................         5,000          5,688
Pride International, Inc. 10.00% 2009...         5,000          5,256
Pride Petroleum Services, Inc. 9.38%
  2007..................................        10,000         10,250
Tuboscope, Inc. 7.50% 2008..............        10,000          8,787

ENERGY SOURCES -- 0.5%
Energy Corp. of America, Series A 9.50%
  2007..................................        15,000         11,400
Enron Corp. 6.75% 2004..................        50,000         49,429
Enron Corp. 9.63% 2006..................        65,000         71,116
Husky Oil Ltd. 7.55% 2016...............        70,000         65,271
Petroleos Mexicanos 9.38% 2008..........         5,000          5,137
Petroleos Mexicanos, Series P 9.50%
  2027..................................       120,000        123,825
Plains Resources, Inc., Series B 10.25%
  2006..................................         5,000          5,138
Plains Resources, Inc., Series D 10.25%
  2006..................................        10,000         10,150
Tosco Corp. 8.13% 2030..................       160,000        160,578
YPF Sociedad Anonima, Series C 10.00%
  2028..................................        50,000         55,195
                                                         ------------
                                                              592,045
                                                         ------------

----------------
10

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE -- 4.8%
BANKS -- 1.2%
Bank of America Corp. 9.38% 2009........  $     32,000   $     35,415
Bank of Scotland 7.70% 2010*............       270,000        270,441
Credit National 7.00% 2005..............        80,000         78,536
Deutsche Ausgleichsbank 7.00% 2005......       290,000        293,092
First Republic Bancorp 7.75% 2012.......        25,000         21,013
First Union-Lehman Brothers Commercial
  Mortgage Corp. 6.60% 2007.............       115,000        113,266
National Australia Bank Ltd. 8.60%
  2010..................................       280,000        299,210
National City Corp. 7.20% 2005..........        80,000         79,412
NBD Bank NA 8.25% 2024..................        25,000         26,588
Royal Bank Scotland Group PLC 6.40%
  2009..................................       110,000        102,232
U.S. Bancorp 7.50% 2026.................       100,000        100,208
Werner Holdings Co., Inc., Series A
  10.00% 2007...........................         5,000          4,800
Western Financial Bank 8.88% 2007.......        10,000          9,150

FINANCIAL SERVICES -- 2.0%
Aesop Funding II LLC 6.14% 2006*........        60,000         57,660
Aesop Funding II LLC 6.22% 2001*........         8,333          8,331
Aesop Funding II LLC 6.40% 2003*........        50,000         49,622
Allstate Financing II 7.83% 2045........        24,000         21,605
American General Corp. 6.75% 2005.......        50,000         49,004
American General Finance Corp., Series E
  6.25% 2002............................       100,000         98,542
Asset Securitization Corp. 6.75% 2041...        50,000         48,937
AXA Finanical, Inc. 7.00% 2028..........        60,000         53,872
Chase Credit Card Master Trust 6.19%
  2005..................................        60,000         59,477
Crown Castle International Corp. zero
  coupon 2007(2)(5).....................        15,000         11,700
CS First Boston Mortgage Securities
  Corp. 7.24% 2029......................        70,000         70,316
Dime Capital Trust I, Series A 9.33%
  2027..................................        20,000         18,389
DLJ Mortgage Acceptance Corp. 6.82%
  2007*.................................       100,000         98,309
Fleet Mortgage Group, Inc., Series A
  6.84% 2003............................        30,000         29,995
GE Capital Mortgage Services, Inc. 6.25%
  2023..................................         1,126          1,119
General Electric Capital Corp. 8.70%
  2007..................................        50,000         54,664
General Motors Acceptance Corp. 7.63%
  2003..................................        60,000         60,928
Liberty Financial Cos., Inc. 6.75%
  2008..................................        65,000         59,824
Merrill Lynch Mortgage Investors, Inc.
  6.54% 2029............................       100,000         96,495
Nomura Asset Securities Corp. 6.59%
  2028..................................       290,000        281,494
Norwest Financial, Inc. 7.60% 2005......       255,000        260,016
Popular North America, Inc., Series D
  6.63% 2002............................        35,000         34,510
Principal Financial Group 8.20% 2009*...       120,000        120,563
Private Export Funding Corp. 6.62%
  2005..................................       120,000        120,669
Private Export Funding Corp., Series C
  6.31% 2004............................       100,000         99,363
Private Export Funding Corp., Series NN
  7.30% 2002............................       125,000        126,152
Private Export Funding Corp., Series YY
  7.03% 2003............................        35,000         35,514
RBF Finance Co. 11.38% 2009.............        20,000         23,025
Sprint Capital Corp. 6.13% 2008.........        70,000         63,231
Sun Canada Financial Co. 6.63% 2007*....        65,000         62,309
Tembec Finance Corp. 9.88% 2005.........         5,000          5,050
Tembec Industries, Inc. 8.63% 2009......         5,000          4,875
Toyota Motor Credit Corp. 5.63% 2003....        70,000         67,722
U.S. West Capital Funding, Inc. 6.25%
  2005..................................        90,000         86,131

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE -- 1.6%
AAG Holding Co., Inc. 6.88% 2008........  $    100,000   $     90,498
Abbey National PLC, Series E 6.69%
  2005..................................       100,000         98,128
Ace Capital Trust II 9.70% 2030.........       150,000        158,898
Allstate Corp. 7.88% 2005...............       157,000        162,056
American Financial Group, Inc. 7.13%
  2009..................................        25,000         21,776
Amerus Life Holdings, Inc. 6.95% 2005...        90,000         84,128
CIGNA Corp. 7.40% 2007..................        45,000         43,719
CIGNA Corp. 7.88% 2027..................        69,000         64,799
CIGNA Corp. 8.25% 2007..................        30,000         30,571
Everest Reinsurance Holdings Co. 8.75%
  2010..................................       150,000        156,330
Farmers Insurance Exchange 8.50%
  2004*.................................       140,000        143,637
Florida Windstorm Underwriting
  Associates, Inc. 7.13% 2019*..........       140,000        131,625
Jackson National Life Insurance Co.
  8.15% 2027*...........................        22,000         21,062
Lumbermens Mutual Casualty Co. 8.30%
  2037*.................................        40,000         31,890
Metropolitan Life Insurance Co. 7.70%
  2015*.................................        60,000         58,133
Prudential Insurance Co. 6.88% 2003*....       125,000        124,373
Reliastar Financial Corp. 8.00% 2006....        85,000         87,056
Safeco Capital Trust I 8.07% 2037.......       110,000         92,861
St. Paul Cos., Inc. 8.13% 2010..........       204,000        211,848
Travelers Property Casualty Corp. 7.75%
  2026..................................       120,000        116,733
                                                         ------------
                                                            5,702,897
                                                         ------------

HEALTHCARE -- 0.3%
DRUGS -- 0.0%
ALARIS Medical Systems, Inc. 9.75%
  2006..................................        20,000         14,600
Bergen Brunswig Corp. 7.38% 2003........        15,000         13,932
Warner Chilcott, Inc. 12.63% 2008*......        10,000         10,300

HEALTH SERVICES -- 0.1%
Beverly Enterprises, Inc. 9.00% 2006....        15,000         14,062
Columbia/HCA Healthcare Corp. 7.25%
  2008..................................        10,000          9,300
Tenet Healthcare Corp. 7.88% 2003.......        20,000         19,750
Tenet Healthcare Corp., Series B 8.13%
  2008..................................        10,000          9,538
Triad Hospitals Holdings, Inc., Series B
  11.00% 2009...........................        10,000         10,250

MEDICAL PRODUCTS -- 0.2%
ALARIS Medical, Inc. zero coupon
  2008(2)...............................        10,000          2,600
Beckman Instruments, Inc. 7.10% 2003....        40,000         38,801
Beckman Instruments, Inc. 7.45% 2008....         5,000          4,631
Bio Rad Labs, Inc. 11.63% 2007..........         7,000          7,315
Cardinal Health 7.00% 2026..............       120,000        117,445
Conmed Corp. 9.00% 2008.................        20,000         16,800
Mediq, Inc./ PRN Life Support Services,
  Inc. 11.00% 2008(3)...................        10,000            300
                                                         ------------
                                                              289,624
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 1.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Dunlop Standard Aerospace Holdings PLC
  11.88% 2009...........................        10,000         10,063
K & F Industries, Inc., Series B 9.25%
  2007..................................        20,000         19,200
Raytheon Co. 8.20% 2006*................       110,000        113,635
SCL Term Aereo Santiago SA 6.95%
  2012*.................................       180,000        165,425

----------------
12

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES -- 0.6%
Abitibi Consolidated, Inc. 8.30% 2005...  $    240,000   $    245,839
Allied Waste North America, Inc., Series
  B 7.63% 2006..........................        10,000          8,950
Boise Cascade Office Products Corp.
  7.05% 2005............................       125,000        120,732
Federal Express Corp. 6.72% 2022........        78,119         73,633
Fisher Scientific International, Inc.
  9.00% 2008............................         5,000          4,600
Iron Mountain, Inc. 8.13% 2008..........         5,000          4,550
Iron Mountain, Inc. 8.75% 2009..........         5,000          4,850
Neenah Corp., Series F 11.13% 2007......         5,000          3,875
Owens & Minor, Inc. 10.88% 2006.........        10,000         10,350
Waste Management, Inc. 6.88% 2009.......        15,000         13,615
Waste Management, Inc. 7.00% 2006.......        60,000         56,212
Waste Management, Inc. 7.13% 2007.......       120,000        112,025
World Color Press, Inc. 8.38% 2008......         5,000          4,863

MACHINERY -- 0.0%
Grove Worldwide, Inc. LLC 9.25% 2008....        10,000          1,300
Numatics, Inc., Series B 9.63% 2008.....         5,000          3,950
Roller Bearing Co. of America, Inc.,
  Series B 9.63% 2007...................         5,000          4,575
Westinghouse Air Brake Co., Series B2
  9.38% 2005............................         5,000          4,825

MULTI-INDUSTRY -- 0.2%
American Standard, Inc. 7.63% 2010......         5,000          4,713
Prestolite Electric, Inc. 9.63% 2008....        15,000         10,200
Tyco International Group SA 6.38%
  2005..................................       300,000        291,423

TRANSPORTATION -- 0.0%
AMR Corp. 9.88% 2020....................        30,000         31,895
                                                         ------------
                                                            1,325,298
                                                         ------------

INFORMATION & ENTERTAINMENT -- 0.8%
BROADCASTING & MEDIA -- 0.4%
Adelphia Communications Corp. 9.38%
  2009..................................        10,000          9,100
Adelphia Communications Corp., Series B
  8.38% 2008............................         5,000          4,363
Allbritton Communications Co., Series B
  8.88% 2008............................        20,000         18,700
AMC Entertainment, Inc. 9.50% 2009......        20,000          9,200
AMC Entertainment, Inc. 9.50% 2011......        20,000          9,200
American Color Graphics, Inc. 12.75%
  2005..................................        10,000          9,900
Benedek Communications Corp. zero coupon
  2006(2)...............................        25,000         21,875
Cablevision SA 13.75% 2009..............         5,000          4,450
Century Communications Corp., Series B
  zero coupon 2008(2)...................        20,000          8,100
Charter Communication Holdings LLC 8.63%
  2009..................................        30,000         26,925
Classic Cable, Inc. 10.50% 2010.........        25,000         21,375
Comcast Cable Communications Corp. 8.50%
  2027..................................        15,000         15,621
Echostar DBS Corp. 9.38% 2009...........        30,000         29,400
Frontiervision Holdings LP zero coupon
  2007(2)...............................        10,000          8,738
Frontiervision Holdings LP, Series B
  zero coupon 2007(2)...................         5,000          4,350
Granite Broadcasting Corp. 8.88% 2008...        10,000          7,000
LIN Holdings Corp. zero coupon
  2008(2)...............................        30,000         21,600
News America Holdings, Inc. 8.00%
  2016..................................       135,000        130,087
Scholastic Corp. 7.00% 2003.............        35,000         34,560
Sun Media Corp. 9.50% 2007..............        15,000         14,981
TCI Communications, Inc. 8.00% 2005.....        25,000         25,675

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Tele-Communications, Inc. 7.25% 2005....  $     25,000   $     24,909
Tele-Communications, Inc. 9.25% 2002....        25,000         25,911
Viacom, Inc. 7.75% 2005.................        40,000         41,004
Young Broadcasting, Inc., Series B 8.75%
  2007..................................        15,000         14,231

ENTERTAINMENT PRODUCTS -- 0.0%
Bell Sports, Inc., Series B 11.00%
  2008..................................        15,000         15,150
True Temper Sports, Inc., Series B
  10.88% 2008...........................        10,000          9,763

LEISURE & TOURISM -- 0.4%
Continental Airlines, Inc., Series A
  6.65% 2017............................        37,891         35,080
Continental Airlines, Inc., Series B
  6.47% 2004............................        36,439         35,464
John Q. Hammons Hotels, Inc. 8.88%
  2004..................................        15,000         13,950
Northwest Airlines Pass Through Trust
  8.07% 2019............................       360,000        367,164
Station Casinos, Inc. 8.88% 2008........        20,000         19,175
Tricon Global Restaurants, Inc. 7.65%
  2008..................................         5,000          4,650
                                                         ------------
                                                            1,041,651
                                                         ------------

INFORMATION TECHNOLOGY -- 0.5%
COMMUNICATION EQUIPMENT -- 0.0%
Concentric Network Corp. 12.75% 2007....        10,000         10,000

ELECTRONICS -- 0.1%
Amphenol Corp. 9.88% 2007...............         3,000          3,037
Eaton Corp. 7.65% 2029..................       100,000         93,296
Fairchild Semiconductor Corp. 10.13%
  2007..................................        15,000         15,000
L-3 Communications Holdings, Inc.,
  Series B 8.00% 2008...................         5,000          4,500
SCG Holdings & Semiconductor Co., Series
  B 12.00% 2009.........................        10,000         10,500

INTERNET CONTENT -- 0.0%
Exodus Communications, Inc. 11.63%
  2010*.................................        15,000         15,038

INTERNET SOFTWARE -- 0.0%
Covad Communications Group, Inc. 12.00%
  2010..................................         5,000          3,750
Covad Communications Group, Inc. 12.50%
  2009..................................         5,000          3,825
PSINet, Inc. 11.00% 2009................         5,000          3,250
PSINet, Inc. 11.50% 2008................        15,000          9,975
PSINet, Inc., Series B 10.00% 2005......        10,000          6,500

TELECOMMUNICATIONS -- 0.4%
Adelphia Business Solutions, Inc.,
  Series B zero coupon 2003(2)..........        10,000          8,125
Adelphia Business Solutions, Inc.,
  Series B 12.25% 2004..................        10,000          9,100
Alaska Communications Holdings, Inc.
  9.38% 2009............................        10,000          9,212
AMSC Acquisition Co., Inc., Series B
  12.25% 2008...........................         5,000          3,725
BTI Telecom Corp. 10.50% 2007...........         5,000          2,900
Clearnet Communications, Inc. zero
  coupon 2009(2)........................         5,000          3,963
Compania de Telecomunicaciones de Chile
  7.63% 2006............................        30,000         29,359
Compania de Telecomunicaciones de Chile
  8.38% 2006............................        25,000         25,188
e.Spire Communications, Inc. zero coupon
  2008(2)...............................        15,000          4,575
GCI, Inc. 9.75% 2007....................        30,000         28,200
GT Group Telecom, Inc. zero coupon
  2010(2)...............................        20,000          8,600
Insight Midwest LP 9.75% 2009...........        10,000         10,075
ITC Deltacom, Inc. 8.88% 2008...........         5,000          4,275
ITC Deltacom, Inc. 9.75% 2008...........        10,000          8,400

----------------
14

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
KMC Telecom Holdings, Inc. zero coupon
  2008(2)...............................  $     15,000   $      6,000
Level 3 Communications, Inc. 9.13%
  2008..................................         5,000          4,312
Level 3 Communications, Inc. 11.25%
  2010..................................        15,000         14,325
McLeodUSA, Inc. 8.13% 2009..............        10,000          8,700
McLeodUSA, Inc. 8.38% 2008..............        10,000          8,800
McLeodUSA, Inc. 9.25% 2007..............         5,000          4,625
McLeodUSA, Inc. 9.50% 2008..............         5,000          4,675
MJD Communications, Inc., Series B 9.50%
  2008..................................         5,000          4,350
Nextel Communications, Inc. zero coupon
  2007(2)...............................        30,000         23,400
Nextel Communications, Inc. 9.38%
  2009..................................        15,000         14,700
NEXTLINK Communications, Inc. zero
  coupon 2008(2)........................        15,000          8,775
NTL Communications Corp., Series B zero
  coupon 2008(2)........................        30,000         19,050
RCN Corp. zero coupon 2008(2)...........        15,000          7,200
RCN Corp. 10.00% 2007...................        10,000          7,400
Rogers Cantel, Inc. 9.38% 2008..........         5,000          5,175
RSL Communications PLC 12.00% 2008......        10,000          2,650
Satelites Mexicanos SA de CV, Series B
  10.13% 2004...........................        10,000          6,300
Telecommunications Techniques Co. LLC
  9.75% 2008............................        10,000          9,400
Time Warner Telecom, Inc. 9.75% 2008....        10,000          9,275
                                                         ------------
                                                              503,480
                                                         ------------

MATERIALS -- 0.7%
CHEMICALS -- 0.3%
Acetex Corp. 9.75% 2003*................        10,000          9,525
Avecia Group PLC 11.00% 2009............        15,000         14,775
Georgia Gulf Corp. 10.38% 2007..........        10,000         10,050
ICI Wilmington, Inc. 6.95% 2004.........       245,000        238,542
Lyondell Chemical Co. 9.80% 2020........         5,000          4,875
Lyondell Chemical Co., Series B 9.88%
  2007..................................        30,000         29,287
Pioneer Americas Acquisition Corp.,
  Series B 9.25% 2007...................         5,000          2,650
Praxair, Inc. 6.75% 2003................        75,000         74,349
Texas Petrochemical Corp. 11.13% 2006...        10,000          8,550
Texas Petrochemical Corp., Series B
  11.13% 2006...........................        10,000          8,300

FOREST PRODUCTS -- 0.2%
Boise Cascade Co., Series A 9.90%
  2001..................................        40,000         40,971
Doman Industries Ltd. 8.75% 2004........         5,000          3,300
Doman Industries Ltd. 12.00% 2004.......        10,000          9,937
Gaylord Container Corp., Series B 9.38%
  2007..................................        15,000         10,050
Owens-Illinois, Inc. 7.50% 2010.........         5,000          4,227
Packaging Corp. of America 9.63% 2009...         5,000          5,063
Paperboard Industries International,
  Inc. 8.38% 2007.......................         5,000          4,200
Sonoco Products Co. 7.00% 2004..........       100,000        100,169

METALS & MINERALS -- 0.2%
AK Steel Corp. 7.88% 2009...............        20,000         17,900
Alcoa, Inc. 7.25% 2005..................        85,000         86,522
Algoma Steel, Inc. 12.38% 2005..........        15,000         10,650
BWay Corp., Series B 10.25% 2007........        15,000         14,700
Consumers Packaging, Inc. 9.75% 2007....         5,000          1,100
LTV Corp. 11.75% 2009...................        25,000         13,750
National Steel Corp. 9.88% 2009.........        15,000          8,850

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
P & L Coal Holdings Corp., Series B
  9.63% 2008............................  $     10,000   $      9,700
Weirton Steel Corp. 11.38% 2004.........        15,000         12,300
                                                         ------------
                                                              754,292
                                                         ------------

MUNICIPAL BONDS -- 0.3%
MUNICIPAL BONDS -- 0.3%
Allentown Pennsylvania 6.20% 2005.......       120,000        117,016
Fresno County California Pension
  Obligation 6.07% 2003.................        50,000         49,139
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002.........        45,000         44,927
Huntsville Alabama Solid Waste Disposal
  Authority 5.95% 2003..................        50,000         49,021
Miami Florida Revenue 7.25% 2003........        60,000         60,955
Southern California Public Power
  Authority Project 6.93% 2017..........        50,000         47,369
                                                         ------------
                                                              368,427
                                                         ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.0%
FOREIGN GOVERNMENT -- 0.0%
Republic of Philippines 10.63% 2025.....        51,000         43,350
                                                         ------------

REAL ESTATE -- 0.3%
REAL ESTATE COMPANIES -- 0.3%
E.O.P. Operating LP 6.38% 2003..........        60,000         58,703
E.O.P. Operating LP 8.38% 2006..........       130,000        134,312
Regency Centers LP 7.75% 2009...........       110,000        104,692
Susa Partnership LP 6.95% 2006..........        40,000         37,872
                                                         ------------
                                                              335,579
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 12.8%
U.S. GOVERNMENT & AGENCIES -- 12.8%
Federal Home Loan Mortgage Corp. 6.00%
  2006..................................         6,181          6,114
Federal Home Loan Mortgage Corp. 6.00%
  2013..................................       208,816        201,441
Federal Home Loan Mortgage Corp. 6.00%
  2028..................................        85,099         79,541
Federal Home Loan Mortgage Corp. 6.50%
  2022..................................        58,000         55,245
Federal Home Loan Mortgage Corp. 6.50%
  2023..................................        20,000         18,725
Federal Home Loan Mortgage Corp. 6.55%
  2022..................................        32,000         31,030
Federal Home Loan Mortgage Corp. 6.75%
  2022..................................       105,000        102,653
Federal Home Loan Mortgage Corp. 7.00%
  2023..................................        12,000         11,640
Federal Home Loan Mortgage Corp. 7.50%
  2023..................................        11,878         11,941
Federal Home Loan Mortgage Corp. 7.50%
  2028..................................       143,791        143,926
Federal Home Loan Mortgage Corp. 7.75%
  2022..................................        47,238         47,444
Federal Home Loan Mortgage Corp. 8.50%
  2019..................................        15,556         16,030
Federal National Mortgage Association
  5.25% 2003............................       590,000        574,141
Federal National Mortgage Association
  5.75% 2008............................       955,000        900,832
Federal National Mortgage Association
  6.00% 2028............................       278,737        260,705
Federal National Mortgage Association
  6.18% 2008............................        19,524         18,769
Federal National Mortgage Association
  6.30% 2008............................        19,526         18,899
Federal National Mortgage Association
  6.30% 2008............................        19,436         18,843
Federal National Mortgage Association
  6.34% 2008............................        19,152         18,622
Federal National Mortgage Association
  6.36% 2008............................        38,979         38,078
Federal National Mortgage Association
  6.43% 2008............................        19,433         18,973

----------------
16

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal National Mortgage Association
  6.50% 2013............................  $    163,396   $    160,433
Federal National Mortgage Association
  6.98% 2007............................        93,005         93,585
Federal National Mortgage Association
  7.02% 2007............................        18,506         18,650
Federal National Mortgage Association
  7.04% 2007............................        19,351         19,486
Federal National Mortgage Association
  7.39% 2021............................        23,190         23,519
Federal National Mortgage Association
  7.50% 2030............................       172,776        172,344
Federal National Mortgage Association
  7.50% 2030............................       172,503        172,072
Federal National Mortgage Association
  7.75% 2021............................        50,000         50,047
Federal National Mortgage Association
  8.00% 2006............................         7,904          7,990
Government National Mortgage Association
  7.00% 2022............................         6,667          6,594
Government National Mortgage Association
  7.25% 2027............................        89,235         88,719
Government National Mortgage Association
  7.50% 2023............................        18,015         18,122
Government National Mortgage Association
  7.50% 2028............................       100,000        100,312
Government National Mortgage Association
  7.50% 2029............................       347,044        348,019
Government National Mortgage Association
  7.50% 2029............................        27,400         27,476
Government National Mortgage Association
  8.50% 2017............................        17,320         17,927
Government National Mortgage Association
  9.00% 2021............................         5,803          6,050
Overseas Private Investment Corp.,
  Series 96-A 6.99% 2009................       364,443        365,106
United States Treasury Bonds 5.25%
  2028..................................       425,000        380,906
United States Treasury Bonds 6.13%
  2029..................................       700,000        714,987
United States Treasury Bonds 9.00%
  2018..................................     2,050,000      2,688,698
United States Treasury Bonds 9.25%
  2016..................................       415,000        543,455
United States Treasury Bonds 11.88%
  2003..................................       510,000        593,273
United States Treasury Bonds 12.00%
  2013..................................     2,100,000      2,860,599
United States Treasury Notes 4.75%
  2008..................................       300,000        277,641
United States Treasury Notes 5.50%
  2009..................................       600,000        583,218
United States Treasury Notes 5.88%
  2004..................................     2,000,000      1,997,820
United States Treasury Strip Bonds zero
  coupon 2012...........................       275,000        138,647
                                                         ------------
                                                           15,069,287
                                                         ------------

UTILITIES -- 1.0%
ELECTRIC UTILITIES -- 0.5%
Conectiv, Inc. 6.38% 2005...............        20,000         19,796
Hydro-Quebec 9.40% 2021.................       290,000        346,217
Public Service Electric & Gas Co.,
  Series A 8.88% 2003...................        11,000         11,533
ScottishPower PLC, Series H 6.38%
  2008..................................       100,000         92,522
UtiliCorp United, Inc. 6.88% 2004.......        40,000         39,026
WESCO Distribution, Inc., Series B 9.13%
  2008..................................        10,000          9,325
Western Resources, Inc. 6.88% 2004......        15,000         13,390
Western Resources, Inc. 7.13% 2009......        10,000          7,945

GAS & PIPELINE UTILITIES -- 0.0%
Azurix Corp. 10.75% 2010*...............        15,000         13,800

TELEPHONE -- 0.5%
Alestra SA DE RL DE CV 12.13% 2006......        20,000         19,450
Deutsche Telekom International Finance
  Bv 7.75% 2005.........................       160,000        162,779
Deutsche Telekom International Finance
  Bv 8.25% 2030.........................       160,000        164,181
GTE Corp. 6.36% 2006....................        95,000         90,835
Intermedia Communications, Inc., Series
  B zero coupon 2009(2).................        15,000         10,050
Intermedia Communications, Inc., Series
  B 8.88% 2007..........................        15,000         14,400
Intermedia Communications, Inc., Series
  B 9.50% 2009..........................        10,000          9,700

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
MCI Communications Corp. 6.13%
  2002(6)...............................  $     30,000   $     29,621
MCI WorldCom, Inc. 7.55% 2004...........        85,000         85,799
Viatel, Inc. 11.25% 2008................        10,000          5,100
                                                         ------------
                                                            1,145,469
                                                         ------------
TOTAL BONDS & NOTES (cost
  $28,366,479)..........................                   28,043,178
                                                         ------------

WARRANTS -- 0.0%+
                                               WARRANTS
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING -- 0.0%
Mattress Discounters Holding Corp.
  7/15/07* .............................            10            100
                                                         ------------

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
GT Group Telecom, Inc. 2/1/10* .........            20          1,600
KMC Telecom Holdings, Inc. 1/31/08*# ...            10             25
                                                         ------------
                                                                1,625
                                                         ------------
TOTAL WARRANTS (cost $1,143) ...........                        1,725
                                                         ------------

OPTIONS -- 0.0%+
                                            CONTRACTS
----------------------------------------------------------------------
PUT OPTIONS -- 0.0%
Network Appliance, Inc. $125 expires
  11/00 (cost $28,743) .................         2,000         26,500
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $95,849,077)..........................                  106,041,070
                                                         ------------

SHORT-TERM SECURITIES -- 6.3%                 PRINCIPAL
                                                 AMOUNT
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.1%
Ford Motor Credit Co. 7.02% due
  10/10/00..............................  $     50,000         50,003
Popular, Inc., Series C 6.75% due
  8/9/01................................        35,000         34,876
Post Apartment Homes LP 7.02% due
  4/2/01................................        60,000         60,009
                                                         ------------
                                                              144,888
                                                         ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.3%
Government of France 7.00% due
  10/12/00 .............................       330,000        291,730
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 5.9%
Federal National Mortgage Association
  5.63% due 3/15/01 ....................       410,000        407,503
Federal National Mortgage Association
  Discount Notes 6.51% due 10/2/00 .....     5,800,000      5,798,982
United States Treasury Notes 5.00% due
  2/28/01 ..............................       620,000        616,708
United States Treasury Notes 5.75% due
  6/30/01 ..............................       163,000        162,286
                                                         ------------
                                                            6,985,479
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
  $7,450,937) ..........................                    7,422,097
                                                         ------------

----------------
18

REPURCHASE AGREEMENTS -- 5.6%                 PRINCIPAL
                                                 AMOUNT      VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.6%
Paribas Corp. Joint Repurchase Agreement
  Account (Note 3) .....................  $  2,400,000   $  2,400,000
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account (Note
  3) ...................................     4,229,000      4,229,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
  $6,629,000) ..........................                    6,629,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $109,929,014)                           101.7%      120,092,167
Liabilities in excess of other assets --         (1.7)       (1,958,781)
                                           ----------      ------------
NET ASSETS --                                   100.0%     $118,133,386
                                           ==========      ============

-------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
#  Fair valued security; see Note 2
(1) Bond issued as part of a unit which includes an equity component
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(3) Bond in default
(4) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(5) Security represents an investment in an affiliated company; see Note 7
(6) Variable rate security; rate as of September 30, 2000
ADR -- American Depository Receipt

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

-------------------------------------------------------------
                                                  GROSS
   CONTRACT             IN          DELIVERY   UNREALIZED
  TO DELIVER       EXCHANGE FOR       DATE     APPRECIATION
-------------------------------------------------------------
EUR     150,000   USD    144,150    10/05/00      $ 11,547
EUR*    300,000   USD    285,176    01/26/01        18,539
EUR*    250,000   USD    242,953    01/26/01        20,755
EUR      65,000   USD     59,948    01/26/01         2,177
EUR     200,000   USD    189,060    03/22/01        10,892
EUR     110,000   USD    100,951    03/22/01         2,959
EUR     150,000   USD    136,893    03/22/01         3,267
EUR     225,000   USD    204,330    03/22/01         3,892
EUR     245,000   USD    218,350    03/22/01            95
HKD     255,000   USD     32,747    06/27/01           199
JPY*   14,000,000 USD    138,340    10/05/00         8,372
JPY    40,000,000 USD    382,986    03/22/01           916
JPY     8,000,000 USD     77,865    03/22/01         1,451
JPY    19,000,000 USD    185,590    03/22/01         4,107
JPY     4,400,000 USD     42,699    04/12/01           527
USD      44,440   EUR     50,000    03/22/01           102
                                                  --------
                                                    89,797
                                                  --------

                                              GROSS UNREALIZED
                                                DEPRECIATION
--------------------------------------------------------------
EUR     950,000   USD   812,725    03/07/01        (30,071)
HKD      50,000   USD     6,418    03/10/01             (4)
HKD     255,000   USD    32,747    03/27/01             (9)
USD*     98,476   JPY  10,500,000  10/05/00         (1,000)
USD*     33,635   JPY   3,500,000  10/05/00         (1,143)
USD*    142,264   EUR   150,000    01/26/01         (8,946)
USD*     71,423   EUR    75,000    01/26/01         (4,764)
USD*     71,840   EUR    75,000    01/26/01         (5,180)
USD*     52,682   EUR    55,000    01/26/01         (3,799)
USD*     82,012   EUR    90,000    01/26/01         (2,021)
USD     186,758   EUR   200,000    03/22/01         (8,590)
                                                  --------
                                                   (70,527)
                                                  --------
Net Unrealized Appreciation.................      $ 19,270
                                                  ========

-------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR   -- Euro Dollar
HKD   -- Hong Kong Dollar
JPY   -- Japenese Yen
USD   -- United States Dollar

See Notes to Financial Statements.

----------------
20

----------------

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 52.3%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.0%
APPAREL & TEXTILES -- 0.2%
Koala Corp.+ ...........................        12,000   $    192,750
Oakley, Inc.+ ..........................         2,200         38,638

AUTOMOTIVE -- 0.6%
General Motors Corp., Class H+ .........        19,200        713,856
SPX Corp.+ .............................           700         99,356

RETAIL -- 1.2%
AnnTaylor Stores Corp.+ ................         3,500        134,531
Gap, Inc. ..............................        11,995        241,399
Home Depot, Inc. .......................        11,005        583,953
Sears, Roebuck & Co. ...................         1,000         32,420
Talbots, Inc. ..........................         1,600        106,000
Wal-Mart Stores, Inc. ..................         7,400        356,125
                                                         ------------
                                                            2,499,028
                                                         ------------

CONSUMER STAPLES -- 0.1%
HOUSEHOLD PRODUCTS -- 0.1%
Yankee Candle Co., Inc.+ ...............         8,200        165,025
                                                         ------------

ENERGY -- 4.9%
ENERGY SERVICES -- 1.9%
Baker Hughes, Inc. .....................         2,500         92,813
BJ Services Co.+ .......................         3,700        226,162
Global Marine, Inc.+ ...................         7,300        225,387
Grant Prideco, Inc.+ ...................         5,600        122,850
Halliburton Co. ........................         1,600         78,300
Nabors Industries, Inc.+ ...............         5,800        303,920
Precision Drilling Corp.+ ..............         6,100        217,313
R&B Falcon Corp.+ ......................         7,500        209,063
Schlumberger Ltd. ......................         1,500        123,469
Smith International, Inc.+ .............         2,500        203,906
Transocean Sedco Forex, Inc. ...........         4,700        275,537
Weatherford International, Inc.+ .......         4,600        197,800

ENERGY SOURCES -- 3.0%
Apache Corp. ...........................         7,300        431,613
Burlington Resources, Inc. .............         1,000         36,813
Chevron Corp. ..........................         1,100         93,775
Devon Energy Corp. .....................         6,000        360,900
Enron Corp. ............................        21,420      1,876,927
Exxon Mobil Corp. ......................         5,480        488,405
Kerr-McGee Corp. .......................         4,000        265,000

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Royal Dutch Petroleum Co. NY Shares ....         2,000   $    119,875
                                                         ------------
                                                            5,949,828
                                                         ------------

FINANCE -- 2.7%
BANKS -- 0.9%
Bank of New York Co., Inc. .............         2,000        112,125
Chase Manhattan Corp. ..................         1,800         83,138
Fifth Third Bancorp ....................         9,257        498,721
Firstar Corp. ..........................        15,116        338,220
Summit Bancorp .........................         1,300         44,850

FINANCIAL SERVICES -- 1.8%
American Express Co. ...................        12,580        764,235
Capital One Financial Corp. ............         1,800        126,112
Citigroup, Inc. ........................         4,333        234,253
E*TRADE Group, Inc.+ ...................        19,820        325,791
Fleet Boston Financial Corp. ...........         4,000        156,000
J.P. Morgan & Co., Inc. ................           800        130,700
Mellon Financial Corp. .................         1,500         69,563
Merrill Lynch & Co. ....................         1,600        105,600
Morgan Stanley, Dean Witter & Co. ......         2,600        237,737
                                                         ------------
                                                            3,227,045
                                                         ------------

HEALTHCARE -- 4.9%
DRUGS -- 2.8%
Alkermes, Inc.+ ........................         3,800        146,775
Allergan, Inc. .........................         1,900        160,431
ALZA Corp.+ ............................         6,400        553,600
Amgen, Inc.+ ...........................         2,000        139,656
Biogen, Inc.+ ..........................         2,000        122,000
Biovail Corp.+ .........................         2,500        203,594
Cephalon, Inc.+ ........................         3,900        189,150
Deltagen, Inc.+ ........................         1,300         40,219
Elan Corp. PLC ADR+ ....................         4,500        246,375
Esperion Therapeutics, Inc.+ ...........        20,000        345,000
Genentech, Inc.+ .......................         1,700        315,669
Lexicon Genetics, Inc.+ ................         3,400        107,525
Merck & Co., Inc. ......................         1,200         89,325
Millennium Pharmaceuticals, Inc.+ ......         2,700        394,369
Pfizer, Inc. ...........................         5,500        247,156
Teva Pharmaceutical Industries, Ltd.
  ADR ..................................         2,000        146,375

MEDICAL PRODUCTS -- 2.1%
Abgenix, Inc.+ .........................         5,600        452,550
Genzyme Corp.+ .........................         3,195        217,859
Johnson & Johnson ......................         1,800        169,088
MedImmune, Inc.+ .......................         3,150        243,337
Medtronic, Inc. ........................        13,647        707,085
Myriad Genetics, Inc.+ .................         3,300        283,800
QLT PhotoTherapeutics, Inc.+ ...........         3,800        269,325

----------------
22

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Schering-Plough Corp. ..................         4,500   $    209,250
Visible Genetics, Inc.+ ................           900         36,338
                                                         ------------
                                                            6,035,851
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 2.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Boeing Co. .............................         5,815        366,345

BUSINESS SERVICES -- 1.6%
General Electric Co. ...................        15,500        894,156
Global Industries Ltd.+ ................         1,400         17,500
Mobile Mini, Inc.+ .....................         6,800        130,900
Paychex, Inc. ..........................         6,000        315,000
Pierce Leahy Corp. .....................         5,000          4,863
TMP Worldwide, Inc.+ ...................         3,935        316,767
Waste Connections, Inc.+ ...............         5,200        133,250
Waste Management, Inc. .................         5,900        102,881

ELECTRICAL EQUIPMENT -- 0.2%
Emerson Electric Co. ...................         4,000        268,000

MULTI-INDUSTRY -- 0.3%
Tyco International Ltd. ................         7,500        389,063

TRANSPORTATION -- 0.3%
Offshore Logistics, Inc.+ ..............        10,300        184,112
Oshkosh Truck Corp. ....................         3,000        116,250
RailWorks Corp.+ .......................        13,800         47,438
                                                         ------------
                                                            3,286,525
                                                         ------------

INFORMATION & ENTERTAINMENT -- 5.6%
BROADCASTING & MEDIA -- 5.1%
AT&T Corp. -- Liberty Media Group, Class
  A+ ...................................        78,275      1,408,950
Cablevision Systems Corp., Class A+ ....         5,175        343,167
Cinar Corp., Class B+ ..................         6,500         19,500
Comcast Corp., Class A+ ................        24,590      1,006,653
DoubleClick, Inc.+ .....................         4,140        132,480
EchoStar Communications Corp., Class
  A+ ...................................         2,100        110,775
Infinity Broadcasting Corp., Class
  A+ ...................................         6,795        224,235
Lamar Advertising Co.+ .................         6,217        235,469
Netro Corp.+ ...........................         3,400        201,450
Pegasus Communications Corp.+ ..........         7,200        347,850
Spanish Broadcasting System, Inc., Class
  A+ ...................................         6,400         75,200
The Walt Disney Co. ....................         8,605        329,141
Time Warner, Inc. ......................        19,089      1,493,715
UnitedGlobalCom, Inc., Class A+ ........           780         23,400
Verizon Communications .................           732         35,456
VoiceStream Wireless Corp.+ ............         2,450        284,353

ENTERTAINMENT PRODUCTS -- 0.3%
SONY Corp. .............................         4,000        406,509

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM -- 0.2%
SkyWest, Inc. ..........................         3,900   $    199,875
                                                         ------------
                                                            6,878,178
                                                         ------------

INFORMATION TECHNOLOGY -- 26.5%
COMMUNICATION EQUIPMENT -- 4.0%
Cisco Systems, Inc.+ ...................        19,900      1,099,475
Finisar Corp.+ .........................         1,300         62,888
Juniper Networks, Inc.+ ................         3,600        788,175
Lucent Technologies, Inc. ..............         3,000         91,688
Network Appliance, Inc.+ ...............         2,500        318,437
ONI Systems Corp.+ .....................         3,740        322,809
Palm, Inc.+ ............................        18,038        954,887
Sycamore Networks, Inc.+ ...............         3,400        367,200
Symbol Technologies, Inc. ..............         9,845        353,805
Turnstone Systems, Inc.+ ...............         3,500        162,312
Tycom Ltd.+ ............................        10,835        415,793

COMPUTER SERVICES -- 1.6%
BEA Systems, Inc.+ .....................         8,800        685,300
i2 Technologies, Inc.+ .................         5,620      1,051,291
Sun Microsystems, Inc.+ ................         2,200        256,850

COMPUTERS & BUSINESS EQUIPMENT -- 2.9%
Brocade Communications Systems,
  Inc.+ ................................         2,000        472,000
Compaq Computer Corp. ..................         5,200        143,416
Dell Computer Corp.+ ...................         4,000        123,250
EMC Corp.+ .............................        13,225      1,310,928
Gateway, Inc.+ .........................         1,800         84,150
International Business Machines
  Corp. ................................         2,000        225,000
Redback Networks, Inc.+ ................         3,600        590,175
VERITAS Software Corp.+ ................         4,548        645,816

COMPUTER SOFTWARE -- 1.9%
CheckFree Corp.+ .......................           900         37,702
Electronic Arts, Inc.+ .................        12,530        618,669
Micromuse, Inc.+ .......................         1,800        361,687
Microsoft Corp.+ .......................         7,930        478,278
Oracle Corp.+ ..........................         4,500        354,375
Siebel Systems, Inc.+ ..................         4,600        512,037

ELECTRONICS -- 4.1%
Analog Devices, Inc.+ ..................         9,680        799,205
Applied Materials, Inc.+ ...............         5,760        341,640
ASM Lithography Holdings NV+ ...........         9,510        307,292
Bookham Technology PLC ADR+ ............           800         34,300
Broadcom Corp., Class A+ ...............         2,600        633,750
Check Point System, Inc.+ ..............         2,000        315,000
Integrated Device Technology, Inc.+ ....         7,860        711,330
Intel Corp. ............................         9,740        404,819
Linear Technology Corp. ................         3,000        194,250
PerkinElmer, Inc.+ .....................         2,000        208,750
PMC-Sierra, Inc.+ ......................         1,200        258,300

----------------
24

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Texas Instruments, Inc. ................        16,555   $    781,189

INTERNET CONTENT -- 1.9%
Amazon.com, Inc.+ ......................        14,785        568,298
Critical Path, Inc.+ ...................         1,100         66,825
eBay, Inc.+ ............................         4,585        314,646
Exodus Communications, Inc.+ ...........        11,145        550,284
Stamps.com, Inc.+ ......................         3,500         13,453
VeriSign, Inc.+ ........................         3,905        791,007
Yahoo!, Inc.+ ..........................           400         36,400

INTERNET SOFTWARE -- 2.5%
America Online, Inc.+ ..................         1,000         53,750
Ariba, Inc.+ ...........................         3,600        515,756
Art Technology Group, Inc.+ ............         2,300        217,925
Blue Martini Software, Inc.+ ...........         6,000        203,250
BroadVision, Inc.+ .....................         1,500         38,344
Digex, Inc.+ ...........................         4,270        200,156
Inktomi Corp.+ .........................         4,315        491,910
Macromedia, Inc.+ ......................           600         48,487
Phone.com, Inc.+ .......................         7,835        890,252
RealNetworks, Inc.+ ....................         3,300        131,175
Software.com, Inc.+ ....................           230         41,731
Vignette Corp.+ ........................           700         20,913
WatchGuard Technologies, Inc.+ .........         3,400        204,000

TELECOMMUNICATIONS -- 7.6%
Amdocs Ltd.+ ...........................         4,200        261,975
Avanex Corp.+ ..........................         3,555        382,829
China Mobile Hong Kong Ltd. ADR+ .......         9,360        303,615
CIENA Corp.+ ...........................         3,600        442,125
Corning, Inc. ..........................         2,200        653,400
Cox Communications, Inc., Class A+ .....         5,305        202,916
JDS Uniphase Corp.+ ....................        10,550        998,953
Level 3 Communications, Inc.+ ..........         7,020        541,417
McLeodUSA, Inc., Class A+ ..............        28,985        414,848
Nippon Telegraph & Telephone Corp.
  ADR ..................................            19        546,154
Nokia Corp. ADR ........................        47,435      1,888,506
Nortel Networks Corp. ..................         4,000        238,250
NTL, Inc.+ .............................         3,881        179,739
QUALCOMM, Inc.+ ........................         6,940        494,475
Sonus Networks, Inc.+ ..................         1,400        176,925
Sprint Corp. (PCS Group)+ ..............         7,730        271,033
Telefonaktiebolaget LM Ericsson AB
  ADR ..................................        26,805        397,049
Telefonaktiebolaget LM Ericsson AB,
  Series B .............................        11,613        176,943
Vodafone Group PLC ADR .................        15,590        576,832
                                                         ------------
                                                           32,424,764
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS -- 0.1%
METALS & MINERALS -- 0.1%
Maverick Tube Corp.+ ...................         5,600   $    150,850
                                                         ------------

UTILITIES -- 2.8%
ELECTRIC UTILITIES -- 1.4%
Calpine Corp.+ .........................         3,400        354,875
Dominion Resources, Inc.+ ..............         3,660        212,509
Duke Energy Corp. ......................        11,260        965,545
PECO Energy Co. ........................         2,000        121,125

GAS & PIPELINE UTILITIES -- 0.6%
Coastal Corp. ..........................         4,000        296,500
Dynegy, Inc., Class A ..................         3,400        193,800
El Paso Energy Corp. ...................         4,200        258,825

TELEPHONE -- 0.8%
AT&T Corp. .............................         1,400         41,125
SBC Communications, Inc. ...............         1,200         60,000
Telefonica SA ..........................        13,879        275,362
Telefonos de Mexico SA ADR .............         7,145        380,025
WinStar Communications, Inc.+ ..........         8,525        132,137
WorldCom, Inc.+ ........................         3,000         91,125
                                                         ------------
                                                            3,382,953
                                                         ------------
TOTAL COMMON STOCK (cost $54,674,793)...                   64,000,047
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Nextlink Communications, Inc., Series B
  13.50% (1) (cost $7,595) .............            11          8,957
                                                         ------------

BONDS & NOTES -- 37.8%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.7%
APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 6.80% 2003 ..........  $     10,000          8,400
Levi Strauss & Co. 7.00% 2006 ..........        25,000         19,500
Westpoint Stevens, Inc. 7.88% 2008 .....        35,000         28,875

AUTOMOTIVE -- 0.3%
Accuride Corp., Series B 9.25% 2008 ....        10,000          8,300
Daimler Chrysler North America 7.75%
  2005 .................................       240,000        245,004
Delco Remy International, Inc. 8.63%
  2007 .................................        30,000         28,350
Delco Remy International, Inc. 10.63%
  2006 .................................        10,000          9,900
Dura Operating Corp., Series B 9.00%
  2009 .................................        20,000         17,200
Federal-Mogul Corp. 7.50% 2009 .........        70,000         26,600
Federal-Mogul Corp. 8.80% 2007 .........        20,000          7,600
LDM Technologies, Inc., Series B 10.75%
  2007 .................................        10,000          6,500
Lear Corp. 7.96% 2005 ..................        10,000          9,581
Lear Corp., Series B 8.11% 2009 ........        30,000         28,520

----------------
26

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
HOUSING -- 0.1%
Engle Homes, Inc., Series C 9.25%
  2008 .................................  $     10,000   $      9,150
Henry Co., Series B 10.00% 2008 ........        20,000          9,000
Mattress Disounters Corp. 12.63%
  2007(2) ..............................        15,000         13,875
Nortek, Inc., Series B 8.88% 2008 ......         5,000          4,600
Standard Pacific Corp. 8.50% 2007 ......        15,000         14,138
Webb (Del E.) Corp. 10.25% 2010 ........        10,000          9,450

RETAIL -- 0.3%
Albertsons, Inc. 8.70% 2030 ............        82,000         84,549
Duane Reade, Inc. 9.25% 2008 ...........        50,000         44,000
Kroger Co. 7.38% 2005 ..................        40,000         39,439
Sealy Mattress Co., Series B zero coupon
  2007(3) ..............................        20,000         14,900
Stater Brothers Holdings, Inc. 10.75%
  2006 .................................        30,000         26,400
Wal-Mart Stores, Inc. 7.55% 2030 .......       210,000        216,676
                                                         ------------
                                                              930,507
                                                         ------------

CONSUMER STAPLES -- 0.4%
FOOD, BEVERAGE & TOBACCO -- 0.4%
Aurora Foods, Inc., Series B 8.75%
  2008 .................................        15,000         11,475
Aurora Foods, Inc., Series D 9.88%
  2007 .................................         5,000          3,950
B & G Foods, Inc. 9.63% 2007 ...........        20,000         14,400
Chiquita Brands International, Inc.
  10.00% 2009 ..........................        25,000         15,000
CPC International, Inc., Series E 7.25%
  2026 .................................       155,000        145,240
Del Monte Foods Co., Series B zero
  coupon 2007(3) .......................        22,000         16,830
Nash Finch Co., Series B 8.50% 2008 ....        35,000         25,200
New World Pasta Co. 9.25% 2009 .........        20,000         11,800
Panamerican Beverage, Inc. 8.13%
  2003 .................................        60,000         58,923
Seagram (Joseph E.) & Sons, Inc. 7.50%
  2018 .................................       130,000        127,244
Whitman Corp. 6.38% 2009 ...............       130,000        116,311
                                                         ------------
                                                              546,373
                                                         ------------

ENERGY -- 0.9%
ENERGY SERVICES -- 0.0%
ICO, Inc., Series B 10.38% 2007 ........        15,000         14,475
Key Energy Services, Inc., Series B
  14.00% 2009 ..........................        10,000         11,375
Pride International, Inc. 10.00%
  2009 .................................        10,000         10,513
Pride Petroleum Services, Inc. 9.38%
  2007 .................................        20,000         20,500
Tuboscope, Inc. 7.50% 2008 .............        20,000         17,575

ENERGY SOURCES -- 0.9%
Energy Corp. of America, Series A 9.50%
  2007 .................................        30,000         22,800
Enron Corp. 6.75% 2004 .................       100,000         98,858
Enron Corp. 9.63% 2006 .................       110,000        120,350
Husky Oil Ltd. 7.55% 2016 ..............       140,000        130,543
Petroleos Mexicanos 9.38% 2008 .........        10,000         10,275
Petroleos Mexicanos, Series P 9.50%
  2027 .................................       220,000        227,025
Pioneer Natural Resources Co. 9.63%
  2010 .................................        15,000         15,900
Plains Resources, Inc., Series B 10.25%
  2006 .................................        10,000         10,275
Plains Resources, Inc., Series D 10.25%
  2006 .................................        20,000         20,300
Tosco Corp. 8.13% 2030 .................       300,000        301,083

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
YPF Sociedad Anonima, Series C 10.00%
  2028 .................................  $    100,000   $    110,390
                                                         ------------
                                                            1,142,237
                                                         ------------

FINANCE -- 8.5%
BANKS -- 1.6%
Bank of America Corp. 9.38% 2009 .......        48,000         53,123
Bank of Scotland 7.70% 2010* ...........       300,000        300,490
Credit National 7.00% 2005 .............       110,000        107,987
Deutsche Ausgleichsbank 7.00% 2005 .....       330,000        333,518
First Republic Bancorp 7.75% 2012 ......        45,000         37,823
First Union-Lehman Brothers Commercial
  Mortgage Corp. 6.60% 2007 ............       205,000        201,910
National Australia Bank Ltd. 8.60%
  2010 .................................       300,000        320,583
National City Corp. 7.20% 2005 .........       170,000        168,750
NBD Bank NA 8.25% 2024 .................        45,000         47,858
Royal Bank Scotland Group PLC 6.40%
  2009 .................................       240,000        223,051
U.S. Bancorp 7.50% 2026 ................       195,000        195,406
Werner Holdings Co., Inc., Series A
  10.00% 2007 ..........................        10,000          9,600
Western Financial Bank 8.88% 2007 ......        20,000         18,300

FINANCIAL SERVICES -- 3.8%
Aesop Funding II LLC 6.14% 2006* .......       100,000         96,100
Aesop Funding II LLC 6.22% 2001* .......        16,667         16,662
Aesop Funding II LLC 6.40% 2003* .......        50,000         49,622
Allstate Financing II 7.83% 2045 .......        44,000         39,610
American General Corp. 6.75% 2005 ......       115,000        112,710
American General Finance Corp., Series E
  6.25% 2002 ...........................       100,000         98,542
Asset Securitization Corp. 6.75%
  2041 .................................        75,000         73,406
AXA Finanical, Inc. 7.00% 2028 .........       110,000         98,765
Chase Credit Card Master Trust 6.19%
  2005 .................................       120,000        118,954
Crown Castle International Corp. zero
  coupon 2007(3)(6) ....................        20,000         15,600
CS First Boston Mortgage Securities
  Corp. 7.24% 2029 .....................       100,000        100,451
Dime Capital Trust I, Series A 9.33%
  2027 .................................        35,000         32,181
Fleet Mortgage Group, Inc., Series A
  6.84% 2003 ...........................        50,000         49,991
GE Capital Mortgage Services, Inc. 6.25%
  2023 .................................         2,251          2,238
General Electric Capital Corp. 8.70%
  2007 .................................       150,000        163,992
General Motors Acceptance Corp. 7.63%
  2003 .................................       105,000        106,623
Liberty Financial Cos., Inc. 6.75%
  2008 .................................       130,000        119,648
MBNA Master Credit Card Trust 6.90%
  2008 .................................       400,000        402,152
Merrill Lynch Mortgage Investors, Inc.
  6.54% 2029 ...........................       300,000        289,485
Morgan Stanley Capital I, Inc. 6.54%
  2008 .................................       300,000        291,742
Nomura Asset Securities Corp. 6.59%
  2028 .................................       320,000        310,614
Norwest Financial, Inc. 7.60% 2005 .....       270,000        275,311
Popular North America, Inc., Series D
  6.63% 2002 ...........................        50,000         49,299
Principal Financial Group 8.20%
  2009* ................................       240,000        241,127
Private Export Funding Corp. 6.62%
  2005 .................................       220,000        221,228
Private Export Funding Corp., Series C
  6.31% 2004 ...........................       100,000         99,363
Private Export Funding Corp., Series NN
  7.30% 2002 ...........................       225,000        227,074
Private Export Funding Corp., Series YY
  7.03% 2003 ...........................        45,000         45,661
PSA Corp., Ltd. 7.13% 2005* ............       320,000        322,818
RBF Finance Co. 11.38% 2009 ............        35,000         40,294
Sprint Capital Corp. 6.13% 2008 ........       135,000        121,945

----------------
28

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Sun Canada Financial Co. 6.63% 2007* ...  $    130,000   $    124,618
Tembec Finance Corp. 9.88% 2005 ........        10,000         10,100
Tembec Industries, Inc. 8.63% 2009 .....         5,000          4,875
Toyota Motor Credit Corp. 5.63% 2003 ...       115,000        111,258
U.S. West Capital Funding, Inc. 6.25%
  2005 .................................       130,000        124,411

INSURANCE -- 3.1%
AAG Holding Co., Inc. 6.88% 2008 .......       110,000         99,548
Abbey National PLC, Series E 6.69%
  2005 .................................       180,000        176,630
Ace Capital Trust II 9.70% 2030 ........       290,000        307,203
Allstate Corp. 7.88% 2005 ..............       173,000        178,571
American Financial Group, Inc. 7.13%
  2009 .................................        55,000         47,908
Amerus Life Holdings, Inc. 6.95%
  2005 .................................       190,000        177,603
CIGNA Corp. 7.40% 2007 .................        85,000         82,580
CIGNA Corp. 7.88% 2027 .................       134,000        125,841
CIGNA Corp. 8.25% 2007 .................        60,000         61,143
Everest Reinsurance Holdings Co. 8.75%
  2010 .................................       280,000        291,816
Farmers Insurance Exchange 8.50%
  2004* ................................       280,000        287,274
Florida Windstorm Underwriting
  Associates, Inc. 7.13% 2019* .........       270,000        253,849
GE Global Insurance Holding Corp. 7.75%
  2030 .................................       350,000        353,332
Jackson National Life Insurance Co.
  8.15% 2027* ..........................        40,000         38,294
Lumbermens Mutual Casualty Co. 8.30%
  2037* ................................        70,000         55,808
Metropolitan Life Insurance Co. 7.70%
  2015* ................................       120,000        116,267
Prudential Insurance Co. 6.88% 2003* ...       275,000        273,619
Reliastar Financial Corp. 8.00% 2006 ...       180,000        184,354
Safeco Capital Trust I 8.07% 2037 ......       230,000        194,164
St. Paul Cos., Inc. 8.13% 2010 .........       226,000        234,694
Travelers Property Casualty Corp. 7.75%
  2026 .................................       240,000        233,466
                                                         ------------
                                                           10,400,833
                                                         ------------

HEALTHCARE -- 0.4%
DRUGS -- 0.0%
Bergen Brunswig Corp. 7.38% 2003 .......        30,000         27,864
Warner Chilcott, Inc. 12.63% 2008* .....        20,000         20,600

HEALTH SERVICES -- 0.1%
ALARIS Medical Systems, Inc. 9.75%
  2006 .................................        40,000         29,200
Beverly Enterprises, Inc. 9.00% 2006 ...        30,000         28,125
Columbia/HCA Healthcare Corp. 7.25%
  2008 .................................        20,000         18,600
Tenet Healthcare Corp. 7.88% 2003 ......        40,000         39,500
Tenet Healthcare Corp., Series B 8.13%
  2008 .................................        15,000         14,306
Triad Hospitals Holdings, Inc., Series B
  11.00% 2009 ..........................        20,000         20,500

MEDICAL PRODUCTS -- 0.3%
ALARIS Medical, Inc. zero coupon
  2008(3) ..............................        20,000          5,200
Beckman Instruments, Inc. 7.10% 2003 ...        70,000         67,902
Beckman Instruments, Inc. 7.45% 2008 ...        10,000          9,263
Bio Rad Labs, Inc. 11.63% 2007 .........        14,000         14,630
Cardinal Health 7.00% 2026 .............       220,000        215,316
Conmed Corp. 9.00% 2008 ................        35,000         29,400
Mediq, Inc./ PRN Life Support Services,
  Inc. 11.00% 2008(4) ..................        15,000            450
                                                         ------------
                                                              540,856
                                                         ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 2.0%
AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
Dunlop Standard Aerospace Holdings PLC
  11.88% 2009 ..........................  $     25,000   $     25,156
K & F Industries, Inc., Series B 9.25%
  2007 .................................        35,000         33,600
Raytheon Co. 8.20% 2006* ...............       214,000        221,073
SCL Term Aereo Santiago SA 6.95%
  2012* ................................       360,000        330,851

BUSINESS SERVICES -- 0.9%
Abitibi Consolidated, Inc. 8.30%
  2005 .................................       260,000        266,326
Allied Waste North America, Inc., Series
  B 7.63% 2006 .........................        25,000         22,375
Boise Cascade Office Products Corp.
  7.05% 2005 ...........................       225,000        217,318
Federal Express Corp. 6.72% 2022 .......       146,473        138,063
Fisher Scientific International, Inc.
  9.00% 2008 ...........................        15,000         13,800
Iron Mountain, Inc. 8.13% 2008 .........        10,000          9,100
Iron Mountain, Inc. 8.75% 2009 .........        20,000         19,400
Neenah Corp., Series B 11.13% 2007 .....         5,000          3,875
Neenah Corp., Series F 11.13% 2007 .....         5,000          3,875
Owens & Minor, Inc. 10.88% 2006 ........        20,000         20,700
Waste Management, Inc. 6.88% 2009 ......        20,000         18,153
Waste Management, Inc. 7.00% 2006 ......       120,000        112,424
Waste Management, Inc. 7.13% 2007 ......       230,000        214,714
World Color Press, Inc. 8.38% 2008 .....        20,000         19,450

MACHINERY -- 0.0%
Argo-Tech Corp. 8.63% 2007 .............         5,000          4,125
Grove Worldwide, Inc. LLC 9.25% 2008 ...        15,000          1,950
Numatics, Inc., Series B 9.63% 2008 ....        10,000          7,900
Roller Bearing Co. of America, Inc.,
  Series B 9.63% 2007 ..................         5,000          4,575
Westinghouse Air Brake Co., Series B2
  9.38% 2005 ...........................         5,000          4,825

MULTI-INDUSTRY -- 0.5%
American Standard, Inc. 7.63% 2010 .....         5,000          4,713
Honeywell International, Inc. 6.88%
  2005 .................................       300,000        298,374
Prestolite Electric, Inc. 9.63% 2008 ...        25,000         17,000
Tyco International Group SA 6.38%
  2005 .................................       330,000        320,565

TRANSPORTATION -- 0.1%
AMR Corp. 10.20% 2020 ..................        50,000         54,681
                                                         ------------
                                                            2,408,961
                                                         ------------

INFORMATION & ENTERTAINMENT -- 1.4%
BROADCASTING & MEDIA -- 0.8%
Adelphia Communications Corp. 9.38%
  2009 .................................        15,000         13,650
Adelphia Communications Corp., Series B
  8.38% 2008 ...........................        10,000          8,725
Allbritton Communications Co., Series B
  8.88% 2008 ...........................        30,000         28,050
AMC Entertainment, Inc. 9.50% 2009 .....        35,000         16,100
AMC Entertainment, Inc. 9.50% 2011 .....        35,000         16,100
American Color Graphics, Inc. 12.75%
  2005 .................................        15,000         14,850
Benedek Communications Corp. zero coupon
  2006(3) ..............................        40,000         35,000
Cablevision SA 13.75% 2009 .............        10,000          8,900
Century Communications Corp., Series B
  zero coupon 2008(3) ..................        40,000         16,200
Charter Communication Holdings LLC 8.63%
  2009 .................................        60,000         53,850
Classic Cable, Inc. 10.50% 2010 ........        40,000         34,200
Comcast Cable Communications Corp. 8.50%
  2027 .................................        35,000         36,448
Echostar DBS Corp. 9.38% 2009 ..........        60,000         58,800

----------------
30

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Frontiervision Holdings LP zero coupon
  2007(3) ..............................  $     20,000   $     17,475
Frontiervision Holdings LP, Series B
  zero coupon 2007(3) ..................        10,000          8,700
Granite Broadcasting Corp. 8.88%
  2008 .................................        20,000         14,000
LIN Holdings Corp. zero coupon
  2008(3) ..............................        50,000         36,000
News America Holdings, Inc. 8.00%
  2016 .................................       260,000        250,539
Scholastic Corp. 7.00% 2003 ............        70,000         69,120
Sun Media Corp. 9.50% 2007 .............        25,000         24,969
TCI Communications, Inc. 8.00% 2005 ....        35,000         35,945
Tele-Communications, Inc. 7.25% 2005 ...        50,000         49,819
Tele-Communications, Inc. 9.25% 2002 ...        35,000         36,275
Viacom, Inc. 7.75% 2005 ................        65,000         66,632
Young Broadcasting, Inc., Series B 8.75%
  2007 .................................        30,000         28,463

ENTERTAINMENT PRODUCTS -- 0.1%
Bell Sports, Inc., Series B 11.00%
  2008 .................................        30,000         30,300
True Temper Sports, Inc., Series B
  10.88% 2008 ..........................        20,000         19,525

LEISURE & TOURISM -- 0.5%
Continental Airlines, Inc., Series A
  6.65% 2017 ...........................        71,046         65,776
Continental Airlines, Inc., Series B
  6.47% 2004 ...........................        72,878         70,928
John Q. Hammons Hotels, Inc. 8.88%
  2004 .................................        25,000         23,250
Northwest Airlines Pass Through Trust
  8.07% 2019 ...........................       410,000        418,159
Station Casinos, Inc. 8.88% 2008 .......        30,000         28,762
Tricon Global Restaurants, Inc. 7.65%
  2008 .................................        15,000         13,950
                                                         ------------
                                                            1,649,460
                                                         ------------

INFORMATION TECHNOLOGY -- 0.8%
COMMUNICATION EQUIPMENT -- 0.0%
Concentric Network Corp. 12.75% 2007 ...        20,000         20,000

ELECTRONICS -- 0.2%
Amphenol Corp. 9.88% 2007 ..............         6,000          6,075
Eaton Corp. 7.65% 2029 .................       210,000        195,921
Fairchild Semiconductor Corp. 10.13%
  2007 .................................        30,000         30,000
L-3 Communications Holdings, Inc.,
  Series B 8.00% 2008 ..................        10,000          9,000
SCG Holdings & Semiconductor Co., Series
  B 12.00% 2009 ........................        16,000         16,800

INTERNET CONTENT -- 0.0%
Exodus Communications, Inc. 11.63%
  2010* ................................        30,000         30,075

INTERNET SOFTWARE -- 0.1%
Covad Communications Group, Inc. 12.00%
  2010 .................................        10,000          7,500
Covad Communications Group, Inc. 12.50%
  2009 .................................        10,000          7,650
PSINet, Inc. 11.00% 2009 ...............        10,000          6,500
PSINet, Inc. 11.50% 2008 ...............        30,000         19,950
PSINet, Inc., Series B 10.00% 2005 .....        20,000         13,000

TELECOMMUNICATIONS -- 0.5%
Adelphia Business Solutions, Inc.,
  Series B zero coupon 2003(3) .........        20,000         16,250
Adelphia Business Solutions, Inc.,
  Series B 12.25% 2004 .................        20,000         18,200
Alaska Communications Holdings, Inc.
  9.38% 2009 ...........................        15,000         13,819
AMSC Acquisition Co., Inc., Series B
  12.25% 2008 ..........................         5,000          3,725
BTI Telecom Corp. 10.50% 2007 ..........        10,000          5,800
Clearnet Communications, Inc. zero
  coupon 2009(3) .......................        15,000         11,888

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Compania de Telecomunicaciones de Chile
  7.63% 2006 ...........................  $     40,000   $     39,145
Compania de Telecomunicaciones de Chile
  8.38% 2006 ...........................        45,000         45,338
e.Spire Communications, Inc. zero coupon
  2008(3) ..............................        30,000          9,150
GCI, Inc. 9.75% 2007 ...................        60,000         56,400
GT Group Telecom, Inc. zero coupon
  2010(2)(3) ...........................        25,000         10,750
Insight Midwest LP 9.75% 2009 ..........        15,000         15,112
ITC Deltacom, Inc. 8.88% 2008 ..........        10,000          8,550
ITC Deltacom, Inc. 9.75% 2008 ..........        20,000         16,800
KMC Telecom Holdings, Inc. zero coupon
  2008(3) ..............................        30,000         12,000
Level 3 Communications, Inc. 9.13%
  2008 .................................        10,000          8,625
Level 3 Communications, Inc. 11.25%
  2010 .................................        25,000         23,875
McLeodUSA, Inc. 8.13% 2009 .............        20,000         17,400
McLeodUSA, Inc. 8.38% 2008 .............        15,000         13,200
McLeodUSA, Inc. 9.25% 2007 .............        10,000          9,250
McLeodUSA, Inc. 9.50% 2008 .............        15,000         14,025
MJD Communications, Inc., Series B 9.50%
  2008 .................................        10,000          8,700
Nextel Communications, Inc. zero coupon
  2007(3) ..............................        60,000         46,800
Nextel Communications, Inc. 9.38%
  2009 .................................        20,000         19,600
NEXTLINK Communications, Inc. zero
  coupon 2008(3) .......................        30,000         17,550
NTL Communications Corp., Series B zero
  coupon 2008(3) .......................        55,000         34,925
RCN Corp. zero coupon 2008(3) ..........        35,000         16,800
RCN Corp. 10.00% 2007 ..................        20,000         14,800
Rogers Cantel, Inc. 9.38% 2008 .........         5,000          5,175
RSL Communications PLC 12.00% 2008 .....        20,000          5,300
Satelites Mexicanos SA de CV, Series B
  10.13% 2004 ..........................        20,000         12,600
Telecommunications Techniques Co. LLC
  9.75% 2008 ...........................        20,000         18,800
Time Warner Telecom, Inc. 9.75% 2008 ...        25,000         23,187
                                                         ------------
                                                              956,010
                                                         ------------

MATERIALS -- 1.1%
CHEMICALS -- 0.5%
Acetex Corp. 9.75% 2003* ...............        20,000         19,050
Avecia Group PLC 11.00% 2009 ...........        25,000         24,625
Georgia Gulf Corp. 10.38% 2007 .........        15,000         15,075
ICI Wilmington, Inc. 6.95% 2004 ........       350,000        340,774
Lyondell Chemical Co. 9.80% 2020 .......        15,000         14,625
Lyondell Chemical Co., Series B 9.88%
  2007 .................................        50,000         48,812
Pioneer Americas Acquisition Corp.,
  Series B 9.25% 2007 ..................        15,000          7,950
Praxair, Inc. 6.75% 2003 ...............       130,000        128,872
Texas Petrochemical Corp. 11.13%
  2006 .................................        20,000         17,100
Texas Petrochemical Corp., Series B
  11.13% 2006 ..........................        20,000         16,600

FOREST PRODUCTS -- 0.4%
Boise Cascade Co., Series A 9.90%
  2001 .................................        70,000         71,699
Doman Industries Ltd. 8.75% 2004 .......        10,000          6,600
Doman Industries Ltd. 12.00% 2004 ......        20,000         19,875
Gaylord Container Corp., Series B 9.38%
  2007 .................................        30,000         20,100
International Paper Co. 8.10% 2009 .....       100,000        102,124
Owens-Illinois, Inc. 7.50% 2010 ........        10,000          8,454
Packaging Corp. of America 9.63%
  2009 .................................        10,000         10,125
Paperboard Industries International,
  Inc. 8.38% 2007 ......................         5,000          4,200

----------------
32

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS (CONTINUED)
Sonoco Products Co. 7.00% 2004 .........  $    200,000   $    200,338

METALS & MINERALS -- 0.2%
AK Steel Corp. 7.88% 2009 ..............        40,000         35,800
Alcoa, Inc. 7.25% 2005 .................        95,000         96,701
Algoma Steel, Inc. 12.38% 2005 .........        25,000         17,750
BWay Corp., Series B 10.25% 2007 .......        30,000         29,400
Consumers Packaging, Inc. 9.75% 2007 ...        10,000          2,200
LTV Corp. 11.75% 2009 ..................        45,000         24,750
National Steel Corp. 9.88% 2009 ........        30,000         17,700
P & L Coal Holdings Corp., Series B
  9.63% 2008 ...........................        15,000         14,550
Weirton Steel Corp. 11.38% 2004.........        30,000         24,600
                                                         ------------
                                                            1,340,449
                                                         ------------

MUNICIPAL BONDS -- 0.6%
MUNICIPAL BONDS -- 0.6%
Allentown Pennsylvania 6.20% 2005 ......       225,000        219,404
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002 ........        85,000         84,863
Huntsville Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................        85,000         83,335
Miami Florida Revenue 7.25% 2003 .......       110,000        111,751
Phoenix Arizona Civic Improvement Corp.
  6.30% 2008 ...........................       100,000         94,992
Southern California Public Power
  Authority Project 6.93% 2017 .........       100,000         94,738
                                                         ------------
                                                              689,083
                                                         ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.1%
FOREIGN GOVERNMENT -- 0.1%
Republic of Philippines 10.63% 2025 ....       103,000         87,550
                                                         ------------

REAL ESTATE -- 0.5%
REAL ESTATE COMPANIES -- 0.5%
E.O.P. Operating LP 6.38% 2003 .........       100,000         97,838
E.O.P. Operating LP 8.38% 2006 .........       250,000        258,292
Regency Centers LP 7.75% 2009 ..........       210,000        199,868
Susa Partnership LP 6.95% 2006 .........        70,000         66,276
                                                         ------------
                                                              622,274
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 19.1%
U.S. GOVERNMENT & AGENCIES -- 19.1%
Federal Home Loan Mortgage Corp. 6.00%
  2006 .................................        10,817         10,699
Federal Home Loan Mortgage Corp. 6.00%
  2013 .................................       413,154        398,561
Federal Home Loan Mortgage Corp. 6.00%
  2028 .................................       170,198        159,082
Federal Home Loan Mortgage Corp. 6.50%
  2022 .................................       122,000        116,205
Federal Home Loan Mortgage Corp. 6.50%
  2023 .................................        40,000         37,450
Federal Home Loan Mortgage Corp. 6.55%
  2022 .................................        32,000         31,030
Federal Home Loan Mortgage Corp. 6.75%
  2022 .................................       130,000        127,094
Federal Home Loan Mortgage Corp. 7.00%
  2023 .................................        25,000         24,250
Federal Home Loan Mortgage Corp. 7.50%
  2023 .................................        11,878         11,941
Federal Home Loan Mortgage Corp. 7.50%
  2025 .................................       220,038        220,931
Federal Home Loan Mortgage Corp. 7.75%
  2022 .................................        63,589         63,867
Federal Home Loan Mortgage Corp. 8.50%
  2019 .................................        28,889         29,771

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal National Mortgage Association
  5.25% 2003 ...........................  $    825,000   $    802,824
Federal National Mortgage Association
  5.75% 2008 ...........................       760,000        716,893
Federal National Mortgage Association
  6.00% 2014 ...........................       156,837        150,905
Federal National Mortgage Association
  6.00% 2028 ...........................       467,323        436,513
Federal National Mortgage Association
  6.18% 2008 ...........................        19,524         18,769
Federal National Mortgage Association
  6.27% 2007 ...........................        53,559         51,878
Federal National Mortgage Association
  6.30% 2008 ...........................        19,526         18,899
Federal National Mortgage Association
  6.30% 2008 ...........................        19,436         18,843
Federal National Mortgage Association
  6.34% 2008 ...........................        19,152         18,622
Federal National Mortgage Association
  6.36% 2008 ...........................       126,682        123,753
Federal National Mortgage Association
  6.39% 2006 ...........................        19,002         18,648
Federal National Mortgage Association
  6.43% 2008 ...........................        19,433         18,972
Federal National Mortgage Association
  6.90% 2007 ...........................       235,576        236,202
Federal National Mortgage Association
  6.98% 2007 ...........................        18,601         18,717
Federal National Mortgage Association
  7.04% 2007 ...........................        53,216         53,587
Federal National Mortgage Association
  7.28% 2006 ...........................        33,790         34,394
Federal National Mortgage Association
  7.39% 2021 ...........................        38,650         39,198
Federal National Mortgage Association
  7.50% 2030 ...........................       333,712        333,085
Federal National Mortgage Association
  7.50% 2030 ...........................       342,839        341,981
Federal National Mortgage Association
  7.75% 2021 ...........................       184,000        184,171
Federal National Mortgage Association
  8.00% 2006 ...........................        31,615         31,961
Government National Mortgage Association
  7.00% 2022 ...........................        12,887         12,746
Government National Mortgage Association
  7.00% 2023 ...........................        11,225         11,095
Government National Mortgage Association
  7.25% 2027 ...........................       175,956        174,939
Government National Mortgage Association
  7.50% 2024 ...........................        50,369         50,636
Government National Mortgage Association
  7.50% 2028 ...........................       200,000        200,624
Government National Mortgage Association
  7.50% 2028 ...........................       168,694        169,327
Government National Mortgage Association
  7.50% 2029 ...........................       119,650        119,986
Government National Mortgage Association
  7.50% 2030 ...........................       612,042        613,762
Government National Mortgage Association
  8.50% 2017 ...........................        31,754         32,866
Government National Mortgage Association
  9.00% 2021 ...........................         8,589          8,954
Overseas Private Investment Corp.,
  Series 96-A 6.99% 2009 ...............       337,777        338,391
United States Treasury Bonds 5.25%
  2028 .................................       350,000        313,688
United States Treasury Bonds 6.13%
  2029 .................................       200,000        204,282
United States Treasury Bonds 8.50%
  2020 .................................       150,000        190,031
United States Treasury Bonds 9.00%
  2018 .................................     3,522,000      4,619,314
United States Treasury Bonds 9.25%
  2016 .................................     1,000,000      1,309,530
United States Treasury Bonds 11.88%
  2003 .................................     1,180,000      1,372,670
United States Treasury Bonds 12.00%
  2013 .................................     4,250,000      5,789,307
United States Treasury Notes 4.75%
  2008 .................................       300,000        277,641
United States Treasury Notes 5.50%
  2009 .................................       600,000        583,218
United States Treasury Notes 5.88%
  2004 .................................     2,000,000      1,997,820
United States Treasury Strip Bonds zero
  coupon 2012 ..........................       260,000        131,084
                                                         ------------
                                                           23,421,607
                                                         ------------

UTILITIES -- 1.3%
ELECTRIC UTILITIES -- 0.6%
Conectiv, Inc. 6.38% 2005 ..............        45,000         44,542
Hydro-Quebec 9.40% 2021 ................       320,000        382,032
Public Service Electric & Gas Co.,
  Series A 8.88% 2003 ..................        21,000         22,017
ScottishPower PLC, Series H 6.38%
  2008 .................................       150,000        138,783

----------------
34

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
UtiliCorp United, Inc. 6.88% 2004 ......  $     70,000   $     68,295
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................        15,000         13,987
Western Resources, Inc. 6.88% 2004 .....        25,000         22,317
Western Resources, Inc. 7.13% 2009 .....        10,000          7,945

GAS & PIPELINE UTILITIES -- 0.0%
Azurix Corp. 10.75% 2010* ..............        25,000         23,000

TELEPHONE -- 0.7%
Alestra SA DE RL DE CV 12.13% 2006 .....        40,000         38,900
Deutsche Telekom International Finance
  Bv 7.75% 2005 ........................       170,000        172,953
Deutsche Telekom International Finance
  Bv 8.25% 2030 ........................       170,000        174,308
GTE Corp. 6.36% 2006....................       175,000        167,195
Intermedia Communications, Inc., Series
  B zero coupon 2009(3).................        20,000         13,400
Intermedia Communications, Inc., Series
  B 8.88% 2007..........................        25,000         24,000
Intermedia Communications, Inc., Series
  B 9.50% 2009..........................        20,000         19,400
MCI Communications Corp. 6.13%
  2002(5)...............................        45,000         44,431
MCI WorldCom, Inc. 7.55% 2004...........       165,000        166,551
Viatel, Inc. 11.25% 2008................        20,000         10,200
                                                         ------------
                                                            1,554,256
                                                         ------------
TOTAL BONDS & NOTES (cost
  $46,855,801) .........................                   46,290,456
                                                         ------------

WARRANTS -- 0.0%+
                                            WARRANTS
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING -- 0.0%
Mattress Discounters Holding Corp.
  7/15/07* .............................            15            150
                                                         ------------

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
GT Group Telecom, Inc. 2/1/10* .........            25          2,000
KMC Telecom Holdings, Inc. 4/15/08#* ...            20             50
                                                         ------------
                                                                2,050
                                                         ------------
TOTAL WARRANTS (cost $1,489) ...........                        2,200
                                                         ------------

OPTIONS -- 0.0%+
                                            CONTRACTS
----------------------------------------------------------------------
PUT OPTIONS -- 0.0%
Network Appliance, Inc. $125 expires
  11/00.................................         1,800         23,850
                                                         ------------

TOTAL INVESTMENT SECURITIES (cost
  $101,565,548) ........................                  110,325,510
                                                         ------------

SHORT-TERM SECURITIES -- 5.4%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.2%
Ford Motor Credit Co. 7.02% due
  10/10/00 .............................  $    100,000        100,006
Popular, Inc., Series C 6.75% due
  8/9/01 ...............................        65,000         64,771

                                                                ----------------

SHORT-TERM SECURITIES (CONTINUED)           PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES (CONTINUED)
Post Apartment Homes LP 7.02% due
  4/2/01 ...............................  $    110,000   $    110,016
                                                         ------------
                                                              274,793
                                                         ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.5%
Government of France 7.00% due
  10/12/00 .............................       645,000        570,199
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 4.7%
Federal National Mortgage Association
  5.63% due 3/15/01 ....................       320,000        318,051
Federal National Mortgage Association
  Discount Notes 6.51% due 10/2/00 .....     4,400,000      4,399,228
United States Treasury Notes 5.00% due
  2/28/01 ..............................       755,000        750,991
United States Treasury Notes 5.75% due
  6/30/01 ..............................       273,000        271,804
                                                         ------------
                                                            5,740,074
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
  $6,636,123) ..........................                    6,585,066
                                                         ------------

REPURCHASE AGREEMENTS -- 6.4%
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.4%
Paribas Corp. Joint Repurchase Agreement
  Account (Note 3) .....................     4,255,000      4,255,000
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account (Note
  3) ...................................     3,622,000      3,622,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
  $7,877,000) ..........................                    7,877,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $116,078,671)                         101.9%      124,787,576
Liabilities in excess of other assets --       (1.9)       (2,346,467)
                                           --------      ------------
NET ASSETS --                                 100.0%     $122,441,109
                                           ========      ============

-------------
+   Non-income producing securities
#  Fair valued security; see Note 2
*  Resale restricted to qualified institutional buyers
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Bond issued as part of a unit which includes an equity component
(3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(4) Bond in default
(5) Variable rate security; rate as of September 30, 2000
(6) Security represents an investment in an affiliated company; see Note 7
ADR -- American Depository Receipt

----------------
36

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------

   CONTRACT            IN         DELIVERY  GROSS UNREALIZED
  TO DELIVER      EXCHANGE FOR      DATE      APPRECIATION
------------------------------------------------------------
EUR     250,000   USD   240,250   10/05/00      $ 19,244
EUR*    200,000   USD   190,117   01/26/01        12,359
EUR*    175,000   USD   170,067   01/26/01        14,529
EUR*     35,000   USD    32,280   03/22/01         1,172
EUR*    200,000   USD   189,060   03/22/01        10,892
EUR*     90,000   USD    82,597   03/22/01         2,421
EUR     100,000   USD    91,262   03/22/01         2,178
EUR      90,000   USD    81,732   03/22/01         1,557
HKD   1,300,000   USD   167,129   06/27/01           140
JPY*   10,000,000 USD    98,814   10/05/00         5,980
JPY    30,000,000 USD   287,239   03/22/01           687
JPY     5,000,000 USD    48,666   03/22/01           907
JPY    14,000,000 USD   136,751   03/22/01         3,026
JPY     1,800,000 USD    17,468   04/12/01           216
USD*     44,440   EUR    50,000   03/22/01           102
                                                --------
                                                  75,410
                                                --------

                                             GROSS UNREALIZED
                                               DEPRECIATION
-------------------------------------------------------------
EUR    885,000   USD   757,118    05/07/01        (32,672)
HKD     35,000   USD     4,493    05/10/01             (3)
HKD    185,000   USD    23,758    06/27/01             (5)
USD*    94,843   EUR   100,000    01/26/00         (5,964)
USD*    60,961   JPY   6,500,000  10/05/00           (619)
USD*    33,635   JPY   3,500,000  10/05/00         (1,143)
USD*    47,616   EUR    50,000    01/26/01         (3,175)
USD*    47,893   EUR    50,000    01/26/01         (3,454)
USD*   105,365   EUR   110,000    01/26/01         (7,598)
USD*    59,231   EUR    65,000    01/26/01         (1,460)
USD*   140,069   EUR   150,000    03/22/01         (6,443)
USD*    46,275   EUR    50,000    03/01/01         (1,733)
                                                 --------
                                                  (64,269)
                                                 --------
Net Unrealized Appreciation................      $ 11,141
                                                 ========

------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR  -- Euro Dollar
HKD  -- Hong Kong Dollar
JPY  -- Japenese Yen
USD  -- United States Dollar

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 26.0%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.1%
APPAREL & TEXTILES -- 0.0%
Oakley, Inc.+ ..........................         1,400   $     24,587

AUTOMOTIVE -- 0.5%
General Motors Corp., Class H+ .........        10,000        371,800
SPX Corp.+ .............................           100         14,194

RETAIL -- 0.6%
Gap, Inc. ..............................         5,150        103,644
Home Depot, Inc. .......................         5,205        276,190
Sears, Roebuck & Co. ...................           500         16,210
Wal-Mart Stores, Inc. ..................         2,000         96,250
                                                         ------------
                                                              902,875
                                                         ------------

ENERGY -- 2.5%
ENERGY SERVICES -- 0.3%
Baker Hughes, Inc. .....................         1,200         44,550
Halliburton Co. ........................           600         29,363
Nabors Industries, Inc.+ ...............           700         36,680
Schlumberger Ltd. ......................           500         41,156
Transocean Sedco Forex, Inc. ...........         1,000         58,625

ENERGY SOURCES -- 2.2%
Apache Corp. ...........................         3,000        177,375
Chevron Corp. ..........................           400         34,100
Devon Energy Corp. .....................         2,200        132,330
Enron Corp. ............................         9,800        858,725
Exxon Mobil Corp. ......................         3,680        327,980
Kerr-McGee Corp. .......................         4,000        265,000
                                                         ------------
                                                            2,005,884
                                                         ------------

FINANCE -- 1.6%
BANKS -- 0.6%
Bank of New York Co., Inc. .............         1,000         56,063
Chase Manhattan Corp. ..................         1,000         46,188
Fifth Third Bancorp. ...................         3,965        213,614
Firstar Corp. ..........................         6,336        141,768
Summit Bancorp .........................           600         20,700

FINANCIAL SERVICES -- 1.0%
American Express Co. ...................         5,200        315,900
Capital One Financial Corp. ............           500         35,031
Citigroup, Inc. ........................         2,033        109,909
E*TRADE Group, Inc.+ ...................         8,505        139,801
Fleet Boston Financial Corp. ...........         1,700         66,300

----------------
38

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
J.P. Morgan & Co., Inc. ................           300   $     49,013
Merrill Lynch & Co. ....................           500         33,000
Morgan Stanley, Dean Witter & Co. ......         1,000         91,437
                                                         ------------
                                                            1,318,724
                                                         ------------

HEALTHCARE -- 1.6%
DRUGS -- 0.9%
ALZA Corp.+ ............................         1,700        147,050
Amgen, Inc.+ ...........................         1,000         69,828
Genentech, Inc.+ .......................         1,000        185,687
Merck & Co., Inc. ......................           500         37,219
Pfizer, Inc. ...........................         4,000        179,750
Teva Pharmaceutical Industries, Ltd.
  ADR ..................................         1,000         73,188

MEDICAL PRODUCTS -- 0.7%
Genzyme Corp.+ .........................         1,370         93,417
Johnson & Johnson ......................         1,000         93,937
Medtronic, Inc. ........................         5,922        306,834
Schering-Plough Corp. ..................         2,400        111,600
                                                         ------------
                                                            1,298,510
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 1.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Boeing Co. .............................         2,490        156,870

BUSINESS SERVICES -- 0.8%
General Electric Co. ...................         8,500        490,344
TMP Worldwide, Inc.+ ...................         1,665        134,032

ELECTRICAL EQUIPMENT -- 0.1%
Emerson Electric Co. ...................         1,700        113,900

MULTI-INDUSTRY -- 0.2%
Tyco International Ltd. ................         3,000        155,625
                                                         ------------
                                                            1,050,771
                                                         ------------

INFORMATION & ENTERTAINMENT -- 3.6%
BROADCASTING & MEDIA -- 3.4%
AT&T Corp. -- Liberty Media Group, Class
  A+ ...................................        33,661        605,898
Cablevision Systems Corp., Class A+ ....         2,195        145,556
Comcast Corp., Class A+ ................        10,155        415,720
DoubleClick, Inc.+ .....................         1,760         56,320
Infinity Broadcasting Corp., Class
  A+ ...................................         2,966         97,878
Lamar Advertising Co.+ .................         2,631         99,649
Palm, Inc.+ ............................         6,716        355,528
Pegasus Communications Corp.+ ..........         1,000         48,313
The Walt Disney Co. ....................         3,685        140,951
Time Warner, Inc. ......................         8,034        628,661
UnitedGlobalCom, Inc., Class A+ ........           335         10,050
VoiceStream Wireless Corp.+ ............         1,015        117,803

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
ENTERTAINMENT PRODUCTS -- 0.2%
SONY Corp. .............................         1,700   $    172,767
                                                         ------------
                                                            2,895,094
                                                         ------------

INFORMATION TECHNOLOGY -- 13.0%
COMMUNICATION EQUIPMENT -- 1.7%
Cisco Systems, Inc.+ ...................        15,307        845,712
Lucent Technologies, Inc. ..............         1,000         30,563
ONI Systems Corp.+ .....................         1,595        137,668
Symbol Technologies, Inc. ..............         3,960        142,312
Tycom Ltd.+ ............................         4,595        176,333

COMPUTER SERVICES -- 0.9%
BEA Systems, Inc.+ .....................         2,500        194,687
i2 Technologies, Inc.+ .................         1,690        316,136
Sun Microsystems, Inc.+ ................           500         58,375
VeriSign, Inc.+ ........................           770        155,973

COMPUTERS & BUSINESS EQUIPMENT -- 1.7%
Dell Computer Corp.+ ...................         1,500         46,219
EMC Corp.+ .............................        12,850      1,273,756
International Business Machines
  Corp. ................................           500         56,250

COMPUTER SOFTWARE -- 1.0%
Electronic Arts, Inc.+ .................         5,370        265,144
Microsoft Corp.+ .......................         3,235        195,111
Oracle Corp.+ ..........................         1,000         78,750
VERITAS Software Corp.+ ................         1,563        221,946

ELECTRONICS -- 1.9%
Analog Devices, Inc.+ ..................         4,110        339,332
Applied Materials, Inc.+ ...............         2,460        145,909
ASM Lithography Holdings NV+ ...........         4,080        131,835
Avanex Corp.+ ..........................           620         66,766
Integrated Device Technology, Inc.+ ....         3,340        302,270
Intel Corp. ............................         4,800        199,500
PerkinElmer, Inc. ......................           500         52,187
Texas Instruments, Inc. ................         6,980        329,369

INTERNET CONTENT -- 0.9%
Amazon.com, Inc.+ ......................         4,500        172,969
eBay, Inc.+ ............................         1,970        135,191
Exodus Communications, Inc.+ ...........         4,730        233,544
Juniper Networks, Inc.+ ................         1,000        218,937

INTERNET SOFTWARE -- 0.8%
America Online, Inc.+ ..................           500         26,875
Digex, Inc.+ ...........................         1,840         86,250
Inktomi Corp.+ .........................         1,155        131,670
Phone.com, Inc.+ .......................         3,360        381,780
Software.com, Inc.+ ....................           100         18,144

----------------
40

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 4.1%
China Mobile Hong Kong Ltd. ADR+ .......         4,000   $    129,750
Corning, Inc. ..........................         1,100        326,700
Cox Communications, Inc., Class A+ .....         2,325         88,931
JDS Uniphase Corp.+ ....................         3,395        321,464
Level 3 Communications, Inc.+ ..........         2,980        229,832
McLeodUSA, Inc., Class A+ ..............        12,300        176,044
Nippon Telegraph & Telephone Corp.
  ADR ..................................             8        229,960
Nokia Corp. ADR ........................        20,330        809,388
Nortel Networks Corp. ..................         1,500         89,344
NTL, Inc.+ .............................         1,663         77,018
QUALCOMM, Inc.+ ........................         2,945        209,831
Sprint Corp. (PCS Group)+ ..............         3,355        117,635
Telefonaktiebolaget LM Ericsson AB
  ADR ..................................        11,495        170,270
Telefonaktiebolaget LM Ericsson AB,
  Series B .............................         4,933         75,162
Vodafone Group PLC ADR .................         6,765        250,305
                                                         ------------
                                                           10,469,097
                                                         ------------

UTILITIES -- 1.3%
ELECTRIC UTILITIES -- 0.6%
Dominion Resources, Inc.+ ..............         1,555         90,287
Duke Energy Corp. ......................         4,825        413,744
PECO Energy Co. ........................           500         30,281

GAS & PIPELINE UTILITIES -- 0.2%
Coastal Corp. ..........................         2,000        148,250

TELEPHONE -- 0.5%
AT&T Corp. .............................           500         14,688
Telefonica SA ..........................         5,957        118,188
Telefonos de Mexico SA ADR .............         3,030        161,158
WinStar Communications, Inc.+ ..........         3,700         57,350
WorldCom, Inc.+ ........................         1,200         36,450
                                                         ------------
                                                            1,070,396
                                                         ------------
TOTAL COMMON STOCK (cost $19,020,648)...                   21,011,351
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Nextlink Communications, Inc., Series B
  13.50% (1) (cost $7,347) .............            11          8,690
                                                         ------------

BONDS & NOTES -- 59.7%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.2%
APPAREL & TEXTILES -- 0.1%
Levi Strauss & Co. 6.80% 2003 ..........  $     10,000          8,400
Levi Strauss & Co. 7.00% 2006 ..........        25,000         19,500
Westpoint Stevens, Inc. 7.88% 2008 .....        20,000         16,500

                                                                ----------------

BONDS & NOTES (CONTINUED)                     PRINCIPAL
                                                 AMOUNT      VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE -- 0.5%
Accuride Corp., Series B 9.25% 2008 ....  $     10,000   $      8,300
Daimler Chrysler North America 7.75%
  2005 .................................       240,000        245,004
Delco Remy International, Inc. 8.63%
  2007 .................................        25,000         23,625
Delco Remy International, Inc. 10.63%
  2006 .................................        10,000          9,900
Dura Operating Corp., Series B 9.00%
  2009 .................................        20,000         17,200
Federal-Mogul Corp. 7.50% 2009 .........        65,000         24,700
Federal-Mogul Corp. 8.80% 2007 .........        30,000         11,400
LDM Technologies, Inc., Series B 10.75%
  2007 .................................        15,000          9,750
Lear Corp. 7.96% 2005 ..................        10,000          9,581
Lear Corp., Series B 8.11% 2009 ........        30,000         28,520

HOUSING -- 0.1%
Engle Homes, Inc., Series C 9.25%
  2008 .................................        10,000          9,150
Henry Co., Series B 10.00% 2008 ........        20,000          9,000
Mattress Disounters Corp. 12.63%
  2007(2) ..............................        15,000         13,875
Nortek, Inc., Series B 8.88% 2008 ......         5,000          4,600
Standard Pacific Corp. 8.50% 2007 ......        20,000         18,850
Webb (Del E.) Corp. 10.25% 2010 ........        15,000         14,175

RETAIL -- 0.5%
Albertsons, Inc. 8.70% 2030 ............        82,000         84,549
Duane Reade, Inc. 9.25% 2008 ...........        50,000         44,000
Kroger Co. 7.38% 2005 ..................        55,000         54,228
Sealy Mattress Co., Series B zero coupon
  2007(3) ..............................        10,000          7,450
Stater Brothers Holdings, Inc. 10.75%
  2006 .................................        25,000         22,000
Wal-Mart Stores, Inc. 7.55% 2030 .......       220,000        226,995
                                                         ------------
                                                              941,252
                                                         ------------

CONSUMER STAPLES -- 0.9%
FOOD, BEVERAGE & TOBACCO -- 0.9%
Aurora Foods, Inc., Series B 8.75%
  2008 .................................        15,000         11,475
Aurora Foods, Inc., Series D 9.88%
  2007 .................................        10,000          7,900
B & G Foods, Inc. 9.63% 2007 ...........        25,000         18,000
Chiquita Brands International, Inc.
  10.00% 2009 ..........................        25,000         15,000
CPC International, Inc., Series E 7.25%
  2026 .................................       150,000        140,555
Del Monte Foods Co., Series B zero
  coupon 2007(3) .......................        26,000         19,890
Nash Finch Co., Series B 8.50% 2008 ....        40,000         28,800
New World Pasta Co. 9.25% 2009 .........        20,000         11,800
Panamerican Beverage, Inc. 8.13%
  2003 .................................        70,000         68,744
Seagram (Joseph E.) & Sons, Inc. 7.50%
  2018 .................................       250,000        244,700
Whitman Corp. 6.38% 2009 ...............       160,000        143,152
                                                         ------------
                                                              710,016
                                                         ------------

ENERGY -- 1.5%
ENERGY SERVICES -- 0.1%
ICO, Inc., Series B 10.38% 2007 ........        15,000         14,475
Key Energy Services, Inc., Series B
  14.00% 2009 ..........................         5,000          5,687
Pride Petroleum Services, Inc. 9.38%
  2007 .................................        25,000         25,625
Tuboscope, Inc. 7.50% 2008 .............        25,000         21,969

----------------
42

BONDS & NOTES (CONTINUED)                     PRINCIPAL
                                                 AMOUNT      VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 1.4%
Energy Corp. of America, Series A 9.50%
  2007 .................................  $     40,000   $     30,400
Enron Corp. 6.75% 2004 .................       125,000        123,573
Enron Corp. 9.63% 2006 .................       140,000        153,173
Husky Oil Ltd. 7.55% 2016 ..............       160,000        149,192
Petroleos Mexicanos 9.38% 2008 .........        15,000         15,412
Petroleos Mexicanos, Series P 9.50%
  2027 .................................       230,000        237,325
Pioneer Natural Resources Co. 9.63%
  2010 .................................         5,000          5,300
Plains Resources, Inc., Series B 10.25%
  2006 .................................        10,000         10,275
Plains Resources, Inc., Series D 10.25%
  2006 .................................        10,000         10,150
Tosco Corp. 8.13% 2030 .................       300,000        301,083
YPF Sociedad Anonima, Series C 10.00%
  2028 .................................       100,000        110,390
                                                         ------------
                                                            1,214,029
                                                         ------------

FINANCE -- 13.4%
BANKS -- 2.8%
Bank of America Corp. 9.38% 2009 .......        68,000         75,258
Bank of Scotland 7.70% 2010* ...........       300,000        300,490
Credit National 7.00% 2005 .............       130,000        127,621
Deutsche Ausgleichsbank 7.00% 2005 .....       330,000        333,518
First Republic Bancorp 7.75% 2012 ......        50,000         42,026
First Union-Lehman Brothers Commercial
  Mortgage Corp. 6.60% 2007 ............       250,000        246,231
National Australia Bank Ltd. 8.60%
  2010 .................................       300,000        320,583
National City Corp. 7.20% 2005 .........       200,000        198,530
NBD Bank NA 8.25% 2024 .................        50,000         53,175
Royal Bank Scotland Group PLC 6.40%
  2009 .................................       300,000        278,814
U.S. Bancorp 7.50% 2026 ................       210,000        210,437
Werner Holdings Co., Inc., Series A
  10.00% 2007 ..........................        10,000          9,600
Western Financial Bank 8.88% 2007 ......        25,000         22,875

FINANCIAL SERVICES -- 5.8%
Aesop Funding II LLC 6.14% 2006* .......       120,000        115,320
Aesop Funding II LLC 6.22% 2001* .......        20,000         19,995
Aesop Funding II LLC 6.40% 2003* .......       100,000         99,243
Allstate Financing II 7.83% 2045 .......        49,000         44,111
American General Corp. 6.75% 2005 ......       135,000        132,312
American General Finance Corp., Series E
  6.25% 2002 ...........................       100,000         98,542
Asset Securitization Corp. 6.75%
  2041 .................................        80,000         78,299
AXA Finanical, Inc. 7.00% 2028 .........       130,000        116,722
Chase Credit Card Master Trust 6.19%
  2005 .................................       150,000        148,692
Crown Castle International Corp. zero
  coupon 2007(3)(4) ....................        35,000         27,300
CS First Boston Mortgage Securities
  Corp. 7.24% 2029 .....................       110,000        110,497
Dime Capital Trust I, Series A 9.33%
  2027 .................................        40,000         36,778
DLJ Mortgage Acceptance Corp. 6.82%
  2007* ................................       350,000        344,081
Fleet Mortgage Group, Inc., Series A
  6.84% 2003 ...........................        50,000         49,991
GE Capital Mortgage Services, Inc. 6.25%
  2023 .................................         2,251          2,238
General Electric Capital Corp. 8.70%
  2007 .................................       200,000        218,656
General Motors Acceptance Corp. 7.63%
  2003 .................................       135,000        137,087
Liberty Financial Cos., Inc. 6.75%
  2008 .................................       125,000        115,046
MBNA Master Credit Card Trust 6.90%
  2008 .................................       400,000        402,152
Merrill Lynch Mortgage Investors, Inc.
  6.54% 2029 ...........................       200,000        192,990
Nomura Asset Securities Corp. 6.59%
  2028 .................................       320,000        310,614

                                                                ----------------

BONDS & NOTES (CONTINUED)                     PRINCIPAL
                                                 AMOUNT      VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Popular North America, Inc., Series D
  6.63% 2002 ...........................  $     50,000   $     49,299
Principal Financial Group 8.20%
  2009* ................................       300,000        301,409
Private Export Funding Corp. 6.62%
  2005 .................................       160,000        160,893
Private Export Funding Corp., Series C
  6.31% 2004 ...........................       100,000         99,363
Private Export Funding Corp., Series NN
  7.30% 2002 ...........................       270,000        272,489
Private Export Funding Corp., Series YY
  7.03% 2003 ...........................        60,000         60,881
PSA Corp., Ltd. 7.13% 2005* ............       320,000        322,818
RBF Finance Co. 11.38% 2009 ............        35,000         40,294
Sprint Capital Corp. 6.13% 2008 ........       155,000        140,011
Sun Canada Financial Co. 6.63% 2007* ...       160,000        153,376
Tembec Finance Corp. 9.88% 2005 ........        15,000         15,150
Tembec Industries, Inc. 8.63% 2009 .....         5,000          4,875
Toyota Motor Credit Corp. 5.63% 2003 ...       125,000        120,932
U.S. West Capital Funding, Inc. 6.25%
  2005 .................................       165,000        157,907

INSURANCE -- 4.8%
AAG Holding Co., Inc. 6.88% 2008 .......       100,000         90,498
Abbey National PLC, Series E 6.69%
  2005 .................................       250,000        245,320
Ace Capital Trust II 9.70% 2030 ........       300,000        317,796
American Financial Group, Inc. 7.13%
  2009 .................................        60,000         52,263
Amerus Life Holdings, Inc. 6.95%
  2005 .................................       230,000        214,994
CIGNA Corp. 7.40% 2007 .................        95,000         92,296
CIGNA Corp. 7.88% 2027 .................        37,000         34,747
CIGNA Corp. 8.25% 2007 .................        65,000         66,238
Everest Reinsurance Holdings Co. 8.75%
  2010 .................................       290,000        302,238
Farmers Insurance Exchange 8.50%
  2004* ................................       290,000        297,534
Florida Windstorm Underwriting
  Associates, Inc. 7.13% 2019* .........       340,000        319,661
GE Global Insurance Holding Corp. 7.75%
  2030 .................................       350,000        353,332
Jackson National Life Insurance Co.
  8.15% 2027* ..........................        44,000         42,123
Lumbermens Mutual Casualty Co. 8.30%
  2037* ................................        80,000         63,781
Metropolitan Life Insurance Co. 7.70%
  2015* ................................       140,000        135,644
Prudential Insurance Co. 6.88% 2003* ...       310,000        308,444
Reliastar Financial Corp. 8.00% 2006 ...       200,000        204,838
Safeco Capital Trust I 8.07% 2037 ......       270,000        227,931
St. Paul Cos., Inc. 8.13% 2010 .........       226,000        234,694
Travelers Property Casualty Corp. 7.75%
  2026 .................................       300,000        291,832
                                                         ------------
                                                           10,815,725
                                                         ------------

HEALTHCARE -- 0.7%
DRUGS -- 0.1%
ALARIS Medical Systems, Inc. 9.75%
  2006 .................................        35,000         25,550
Bergen Brunswig Corp. 7.38% 2003 .......        30,000         27,864
Warner Chilcott, Inc. 12.63% 2008* .....        15,000         15,450

HEALTH SERVICES -- 0.1%
Beverly Enterprises, Inc. 9.00% 2006 ...        25,000         23,437
Columbia/HCA Healthcare Corp. 7.25%
  2008 .................................        25,000         23,250
Tenet Healthcare Corp. 7.88% 2003 ......        50,000         49,375
Tenet Healthcare Corp., Series B 8.13%
  2008 .................................        20,000         19,075
Triad Hospitals Holdings, Inc., Series B
  11.00% 2009 ..........................        20,000         20,500

----------------
44

BONDS & NOTES (CONTINUED)                     PRINCIPAL
                                                 AMOUNT      VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 0.5%
ALARIS Medical, Inc. zero coupon
  2008(3) ..............................  $     30,000   $      7,800
Beckman Instruments, Inc. 7.10% 2003 ...        75,000         72,752
Beckman Instruments, Inc. 7.45% 2008 ...        10,000          9,263
Bio Rad Labs, Inc. 11.63% 2007 .........         9,000          9,405
Cardinal Health 7.00% 2026 .............       260,000        254,464
Conmed Corp. 9.00% 2008 ................        30,000         25,200
Mediq Inc./ PRN Life Support Services,
  Inc. 11.00% 2008(5) ..................        25,000            750
                                                         ------------
                                                              584,135
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 3.0%
AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
Dunlop Standard Aerospace Holdings PLC
  11.88% 2009 ..........................        35,000         35,219
K & F Industries, Inc., Series B 9.25%
  2007 .................................        30,000         28,800
Raytheon Co. 8.20% 2006* ...............       221,000        228,304
SCL Term Aereo Santiago SA 6.95%
  2012* ................................       350,000        321,660

BUSINESS SERVICES -- 1.3%
Abitibi Consolidated, Inc. 8.30%
  2005 .................................       260,000        266,326
Allied Waste North America, Inc., Series
  B 7.63% 2006 .........................        35,000         31,325
Boise Cascade Office Products Corp.
  7.05% 2005 ...........................       230,000        222,148
Federal Express Corp. 6.72% 2022 .......       185,533        174,880
Fisher Scientific International, Inc.
  9.00% 2008 ...........................        20,000         18,400
Iron Mountain, Inc. 8.13% 2008 .........        10,000          9,100
Iron Mountain, Inc. 8.75% 2009 .........        20,000         19,400
Neenah Corp., Series B 11.13% 2007 .....         5,000          3,875
Neenah Corp., Series F 11.13% 2007 .....         5,000          3,875
Owens & Minor, Inc. 10.88% 2006 ........        10,000         10,350
Waste Management, Inc. 6.88% 2009 ......        15,000         13,615
Waste Management, Inc. 7.00% 2006 ......       150,000        140,530
Waste Management, Inc. 7.13% 2007 ......       170,000        158,702
World Color Press, Inc. 8.38% 2008 .....        15,000         14,587

MACHINERY -- 0.0%
Grove Worldwide, Inc. LLC 9.25% 2008 ...        15,000          1,950
Numatics, Inc., Series B 9.63% 2008 ....        10,000          7,900
Roller Bearing Co. of America, Inc.,
  Series B 9.63% 2007 ..................         5,000          4,575
Westinghouse Air Brake Co., Series B2
  9.38% 2005 ...........................         5,000          4,825

MULTI-INDUSTRY -- 0.8%
American Standard, Inc. 7.63% 2010 .....        10,000          9,425
Honeywell International, Inc. 6.88%
  2005 .................................       300,000        298,374
Prestolite Electric, Inc. 9.63% 2008 ...        25,000         17,000
Tyco International Group SA 6.38%
  2005 .................................       330,000        320,565

TRANSPORTATION -- 0.1%
AMR Corp. 9.88% 2020 ...................        70,000         74,421
                                                         ------------
                                                            2,440,131
                                                         ------------

INFORMATION & ENTERTAINMENT -- 2.3%
BROADCASTING & MEDIA -- 1.4%
Adelphia Communications Corp., Series B
  8.38% 2008 ...........................        10,000          8,725
Allbritton Communications Co., Series B
  8.88% 2008 ...........................        25,000         23,375

                                                                ----------------

BONDS & NOTES (CONTINUED)                     PRINCIPAL
                                                 AMOUNT      VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
AMC Entertainment, Inc. 9.50% 2009 .....  $     45,000   $     20,700
AMC Entertainment, Inc. 9.50% 2011 .....        40,000         18,400
American Color Graphics, Inc. 12.75%
  2005 .................................        25,000         24,750
Benedek Communications Corp. zero coupon
  2006(3) ..............................        45,000         39,375
Cablevision SA 13.75% 2009 .............        10,000          8,900
Century Communications Corp., Series B
  zero coupon 2008(3) ..................        55,000         22,275
Charter Communication Holdings LLC 8.63%
  2009 .................................        50,000         44,875
Classic Cable, Inc. 10.50% 2010 ........        30,000         25,650
Comcast Cable Communications Corp. 8.50%
  2027 .................................        50,000         52,069
Echostar DBS Corp. 9.38% 2009 ..........        55,000         53,900
Frontiervision Holdings LP zero coupon
  2007(3) ..............................        25,000         21,844
Frontiervision Holdings LP, Series B
  zero coupon 2007(3) ..................        15,000         13,050
Granite Broadcasting Corp. 8.88%
  2008 .................................        20,000         14,000
LIN Holdings Corp. zero coupon
  2008(3) ..............................        75,000         54,000
News America Holdings, Inc. 8.00%
  2016 .................................       305,000        293,901
Scholastic Corp. 7.00% 2003 ............        80,000         78,994
Sun Media Corp. 9.50% 2007 .............        20,000         19,975
TCI Communications, Inc. 8.00% 2005 ....        50,000         51,351
Tele-Communications, Inc. 7.25% 2005 ...        50,000         49,819
Tele-Communications, Inc. 9.25% 2002 ...        50,000         51,822
Viacom, Inc. 7.75% 2005 ................        80,000         82,008
Young Broadcasting, Inc., Series B 8.75%
  2007 .................................        25,000         23,719

ENTERTAINMENT PRODUCTS -- 0.1%
Bell Sports, Inc., Series B 11.00%
  2008 .................................        40,000         40,400
True Temper Sports, Inc., Series B
  10.88% 2008 ..........................        20,000         19,525

LEISURE & TOURISM -- 0.8%
Continental Airlines, Inc., Series A
  6.65% 2017 ...........................        66,309         61,391
Continental Airlines, Inc., Series B
  6.47% 2004 ...........................        86,542         84,227
John Q. Hammons Hotels, Inc. 8.88%
  2004 .................................        25,000         23,250
Northwest Airlines Pass Through Trust
  8.07% 2019 ...........................       410,000        418,159
Station Casinos, Inc. 8.88% 2008 .......        35,000         33,556
Tricon Global Restaurants, Inc. 7.65%
  2008 .................................        25,000         23,250
                                                         ------------
                                                            1,801,235
                                                         ------------

INFORMATION TECHNOLOGY -- 1.3%
COMMUNICATION EQUIPMENT -- 0.0%
Concentric Network Corp. 12.75% 2007 ...        30,000         30,000

ELECTRONICS -- 0.4%
Amphenol Corp. 9.88% 2007 ..............         3,000          3,037
Eaton Corp. 7.65% 2029 .................       250,000        233,239
Fairchild Semiconductor Corp. 10.13%
  2007 .................................        30,000         30,000
L-3 Communications Holdings, Inc.,
  Series B 8.00% 2008 ..................        15,000         13,500
SCG Holdings & Semiconductor Co., Series
  B 12.00% 2009 ........................        16,000         16,800

INTERNET CONTENT -- 0.0%
Exodus Communications, Inc. 11.63%
  2010* ................................        30,000         30,075

INTERNET SOFTWARE -- 0.1%
Covad Communications Group, Inc. 12.50%
  2009 .................................        15,000         11,475
PSINet, Inc. 11.00% 2009 ...............        10,000          6,500

----------------
46

BONDS & NOTES (CONTINUED)                     PRINCIPAL
                                                 AMOUNT      VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET SOFTWARE (CONTINUED)
PSINet, Inc. 11.50% 2008 ...............  $     30,000   $     19,950
PSINet, Inc., Series B 10.00% 2005 .....        20,000         13,000

TELECOMMUNICATIONS -- 0.8%
Adelphia Business Solutions, Inc.,
  Series B zero coupon 2003(3) .........        20,000         16,250
Adelphia Business Solutions, Inc.,
  Series B 12.25% 2004 .................        25,000         22,750
Alaska Communications Holdings, Inc.
  9.38% 2009 ...........................        25,000         23,031
AMSC Acquisition Co., Inc., Series B
  12.25% 2008 ..........................         5,000          3,725
BTI Telecom Corp. 10.50% 2007 ..........        10,000          5,800
Clearnet Communications, Inc. zero
  coupon 2009(3) .......................        15,000         11,888
Compania de Telecomunicaciones de Chile
  7.63% 2006 ...........................        50,000         48,932
Compania de Telecomunicaciones de Chile
  8.38% 2006 ...........................        50,000         50,375
e.Spire Communications, Inc. zero coupon
  2008(3) ..............................        35,000         10,675
GCI, Inc. 9.75% 2007 ...................        60,000         56,400
GT Group Telecom, Inc. zero coupon
  2010(2)(3) ...........................        20,000          8,600
Insight Midwest LP 9.75% 2009 ..........        15,000         15,112
ITC Deltacom, Inc. 8.88% 2008 ..........        10,000          8,550
ITC Deltacom, Inc. 9.75% 2008 ..........        15,000         12,600
KMC Telecom Holdings, Inc. zero coupon
  2008(3) ..............................        40,000         16,000
Level 3 Communications, Inc. 9.13%
  2008 .................................        15,000         12,937
Level 3 Communications, Inc. 11.25%
  2010 .................................        15,000         14,325
McLeodUSA, Inc. 8.13% 2009 .............        20,000         17,400
McLeodUSA, Inc. 8.38% 2008 .............        10,000          8,800
McLeodUSA, Inc. 9.25% 2007 .............        10,000          9,250
McLeodUSA, Inc. 9.50% 2008 .............        15,000         14,025
MJD Communications, Inc., Series B 9.50%
  2008 .................................        10,000          8,700
Nextel Communications, Inc. zero coupon
  2007(3) ..............................        85,000         66,300
Nextel Communications, Inc. 9.38%
  2009 .................................         5,000          4,900
NEXTLINK Communications, Inc. zero
  coupon 2008(3) .......................        45,000         26,325
NTL Communications Corp., Series B zero
  coupon 2008(3) .......................        65,000         41,275
RCN Corp. 10.00% 2007 ..................        10,000          7,400
RCN Corp. zero coupon 2008(3) ..........        45,000         21,600
Rogers Cantel, Inc. 9.38% 2008 .........        10,000         10,350
RSL Communications PLC 12.00% 2008 .....        25,000          6,625
Satelites Mexicanos SA de CV, Series B
  10.13% 2004 ..........................        20,000         12,600
Telecommunications Techniques Co. LLC
  9.75% 2008 ...........................        25,000         23,500
Time Warner Telecom, Inc. 9.75% 2008 ...        15,000         13,913
                                                         ------------
                                                            1,038,489
                                                         ------------

MATERIALS -- 1.7%
CHEMICALS -- 0.7%
Acetex Corp. 9.75% 2003* ...............        25,000         23,813
Avecia Group PLC 11.00% 2009 ...........        25,000         24,625
Georgia Gulf Corp. 10.38% 2007 .........        15,000         15,075
ICI Wilmington, Inc. 6.95% 2004 ........       270,000        262,883
Lyondell Chemical Co. 9.80% 2020 .......        15,000         14,625
Lyondell Chemical Co., Series B 9.88%
  2007 .................................        45,000         43,931
Pioneer Americas Acquisition Corp.,
  Series B 9.25% 2007 ..................        15,000          7,950
Praxair, Inc. 6.75% 2003 ...............       170,000        168,524
Texas Petrochemical Corp. 11.13%
  2006 .................................        10,000          8,550
Texas Petrochemical Corp., Series B
  11.13% 2006 ..........................        30,000         24,900

                                                                ----------------

BONDS & NOTES (CONTINUED)                     PRINCIPAL
                                                 AMOUNT      VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
FOREST PRODUCTS -- 0.7%
Boise Cascade Co., Series A 9.90%
  2001 .................................  $     90,000   $     92,184
Doman Industries Ltd. 8.75% 2004 .......        10,000          6,600
Doman Industries Ltd. 12.00% 2004 ......        25,000         24,844
Gaylord Container Corp., Series B 9.38%
  2007 .................................        30,000         20,100
International Paper Co. 8.10% 2009 .....       100,000        102,124
Owens-Illinois, Inc. 7.50% 2010 ........        10,000          8,455
Packaging Corp. of America 9.63%
  2009 .................................        15,000         15,188
Paperboard Industries International,
  Inc. 8.38% 2007 ......................         5,000          4,200
Sonoco Products Co. 7.00% 2004 .........       250,000        250,422

METALS & MINERALS -- 0.3%
AK Steel Corp. 7.88% 2009 ..............        30,000         26,850
Alcoa, Inc. 7.25% 2005 .................        95,000         96,700
Algoma Steel, Inc. 12.38% 2005 .........        20,000         14,200
BWay Corp., Series B 10.25% 2007 .......        20,000         19,600
Consumers Packaging, Inc. 9.75% 2007 ...        10,000          2,200
LTV Corp. 11.75% 2009 ..................        40,000         22,000
National Steel Corp. 9.88% 2009 ........        30,000         17,700
P & L Coal Holdings Corp., Series B
  9.63% 2008 ...........................        25,000         24,250
Weirton Steel Corp. 11.38% 2004 ........        15,000         12,300
                                                         ------------
                                                            1,354,793
                                                         ------------

MUNICIPAL BONDS -- 1.1%
MUNICIPAL BONDS -- 1.1%
Allentown Pennsylvania 6.20% 2005 ......       280,000        273,036
Fresno County California Pension
  Obligation 6.07% 2003 ................        50,000         49,140
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002 ........       135,000        134,781
Huntsville Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................       100,000         98,041
Miami Florida Revenue 7.25% 2003 .......       135,000        137,149
Phoenix Arizona Civic Improvement Corp.
  6.30% 2008 ...........................       100,000         94,992
Southern California Public Power
  Authority Project 6.93% 2017 .........       125,000        118,423
                                                         ------------
                                                              905,562
                                                         ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.1%
FOREIGN GOVERNMENT -- 0.1%
Republic of Philippines 10.63% 2025 ....       111,000         94,350
                                                         ------------

REAL ESTATE -- 0.5%
REAL ESTATE COMPANIES -- 0.5%
E.O.P. Operating LP 6.38% 2003 .........       120,000        117,406
E.O.P. Operating LP 8.38% 2006 .........       230,000        237,629
Susa Partnership LP 6.95% 2006 .........        90,000         85,212
                                                         ------------
                                                              440,247
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 30.3%
U.S. GOVERNMENT & AGENCIES -- 30.3%
Federal Home Loan Mortgage Corp. 6.00%
  2006 .................................        13,908         13,755
Federal Home Loan Mortgage Corp. 6.00%
  2028 .................................       454,026        424,374
Federal Home Loan Mortgage Corp. 6.00%
  2028 .................................       425,494        397,705
Federal Home Loan Mortgage Corp. 6.50%
  2022 .................................       160,000        152,400

----------------
48

BONDS & NOTES (CONTINUED)                     PRINCIPAL
                                                 AMOUNT      VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corp. 6.50%
  2023 .................................  $     60,000   $     56,175
Federal Home Loan Mortgage Corp. 6.75%
  2022 .................................        45,000         43,994
Federal Home Loan Mortgage Corp. 7.00%
  2023 .................................        32,000         31,040
Federal Home Loan Mortgage Corp. 7.50%
  2023 .................................        14,253         14,329
Federal Home Loan Mortgage Corp. 7.75%
  2022 .................................        90,842         91,239
Federal Home Loan Mortgage Corp. 8.50%
  2008 .................................       141,696        144,073
Federal Home Loan Mortgage Corp. 8.50%
  2019 .................................        31,111         32,061
Federal National Mortgage Association
  5.25% 2003 ...........................     1,635,000      1,591,051
Federal National Mortgage Association
  5.75% 2008 ...........................     1,715,000      1,617,725
Federal National Mortgage Association
  6.00% 2028 ...........................       499,500        467,187
Federal National Mortgage Association
  6.00% 2028 ...........................        34,687         32,400
Federal National Mortgage Association
  6.18% 2008 ...........................        24,405         23,461
Federal National Mortgage Association
  6.27% 2007 ...........................        82,773         80,175
Federal National Mortgage Association
  6.30% 2008 ...........................        19,526         18,899
Federal National Mortgage Association
  6.30% 2008 ...........................        24,294         23,554
Federal National Mortgage Association
  6.34% 2008 ...........................        19,152         18,622
Federal National Mortgage Association
  6.36% 2008 ...........................       126,682        123,753
Federal National Mortgage Association
  6.39% 2006 ...........................        19,002         18,648
Federal National Mortgage Association
  6.43% 2008 ...........................        24,292         23,716
Federal National Mortgage Association
  6.59% 2007 ...........................        97,005         95,543
Federal National Mortgage Association
  6.90% 2007 ...........................        94,230         94,481
Federal National Mortgage Association
  6.98% 2007 ...........................       139,508        140,377
Federal National Mortgage Association
  7.02% 2007 ...........................        18,506         18,650
Federal National Mortgage Association
  7.04% 2007 ...........................        62,892         63,330
Federal National Mortgage Association
  7.28% 2006 ...........................        38,618         39,307
Federal National Mortgage Association
  7.39% 2021 ...........................        46,380         47,038
Federal National Mortgage Association
  7.50% 2030 ...........................       364,721        363,809
Federal National Mortgage Association
  7.50% 2030 ...........................       373,824        372,890
Federal National Mortgage Association
  7.75% 2021 ...........................       200,000        200,186
Federal National Mortgage Association
  8.00% 2006 ...........................        65,866         66,585
Government National Mortgage Association
  7.00% 2022 ...........................        15,365         15,197
Government National Mortgage Association
  7.00% 2023 ...........................        10,355         10,235
Government National Mortgage Association
  7.25% 2027 ...........................       262,139        260,624
Government National Mortgage Association
  7.50% 2022 ...........................        23,965         24,122
Government National Mortgage Association
  7.50% 2024 ...........................         9,605          9,656
Government National Mortgage Association
  7.50% 2027 ...........................       252,341        253,129
Government National Mortgage Association
  7.50% 2028 ...........................       300,000        300,936
Government National Mortgage Association
  8.50% 2017 ...........................        28,867         29,878
Government National Mortgage Association
  8.50% 2017 ...........................        11,789         12,202
Government National Mortgage Association
  9.00% 2021 ...........................         9,285          9,679
Overseas Private Investment Corp.,
  Series 96-A 6.99% 2009 ...............       413,332        414,084
United States Treasury Bonds 5.25%
  2028 .................................       800,000        717,000
United States Treasury Bonds 5.50%
  2028 .................................        35,000         32,473
United States Treasury Bonds 6.13%
  2029 .................................     2,300,000      2,349,243
United States Treasury Bonds 8.50%
  2020 .................................       275,000        348,389
United States Treasury Bonds 9.00%
  2018 .................................     3,723,000      4,882,938
United States Treasury Bonds 9.25%
  2016 .................................     1,850,000      2,422,631
United States Treasury Bonds 11.88%
  2003 .................................     1,700,000      1,977,576
United States Treasury Bonds 12.00%
  2013 .................................     1,250,000      1,702,738
United States Treasury Notes 4.75%
  2008 .................................       800,000        740,376
United States Treasury Notes 5.50%
  2009 .................................       600,000        583,218
United States Treasury Notes 5.63%
  2008 .................................       200,000        196,250

                                                                ----------------

BONDS & NOTES (CONTINUED)                     PRINCIPAL
                                                 AMOUNT      VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
United States Treasury Strip Bonds zero
  coupon 2012 ..........................  $    475,000   $    239,481
                                                         ------------
                                                           24,474,587
                                                         ------------

UTILITIES -- 1.7%
ELECTRIC UTILITIES -- 0.5%
Conectiv, Inc. 6.38% 2005 ..............        60,000         59,389
Public Service Electric & Gas Co.,
  Series A 8.88% 2003 ..................        35,000         36,695
ScottishPower PLC, Series H 6.38%
  2008 .................................       250,000        231,305
UtiliCorp United, Inc. 6.88% 2004 ......        80,000         78,051
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................        20,000         18,650
Western Resources, Inc. 6.88% 2004 .....        25,000         22,316
Western Resources, Inc. 7.13% 2009 .....         5,000          3,973

GAS & PIPELINE UTILITIES -- 0.0%
Azurix Corp. 10.75% 2010* ..............        20,000         18,400

TELEPHONE -- 1.2%
Alestra SA DE RL DE CV 12.13% 2006 .....        50,000         48,625
Deutsche Telekom International Finance
  Bv 7.75% 2005 ........................       180,000        183,127
Deutsche Telekom International Finance
  Bv 8.25% 2030 ........................       180,000        184,703
GTE Corp. 6.36% 2006 ...................       210,000        200,794
Intermedia Communications, Inc., Series
  B zero coupon 2009(3) ................        25,000         16,750
Intermedia Communications, Inc., Series
  B 8.88% 2007 .........................        25,000         24,000
Intermedia Communications, Inc., Series
  B 9.50% 2009 .........................        10,000          9,700
MCI Communications Corp. 6.13%
  2002(6) ..............................        60,000         59,242
MCI WorldCom, Inc. 7.55% 2004 ..........       200,000        201,880
Viatel, Inc. 11.25% 2008 ...............        25,000         12,750
                                                         ------------
                                                            1,410,350
                                                         ------------
TOTAL BONDS & NOTES (cost
  $49,286,998) .........................                   48,224,901
                                                         ------------

WARRANTS -- 0.0%+
                                            WARRANTS
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING -- 0.0%
Mattress Discounters Holding Corp.
  7/15/07* .............................            15            150
                                                         ------------

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
GT Group Telecom, Inc. 2/1/10* .........            20          1,600
KMC Telecom Holdings, Inc. 4/15/08*# ...            20             50
                                                         ------------
                                                                1,650
                                                         ------------
TOTAL WARRANTS (cost $1,249) ...........                        1,800
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $68,316,242) .........................                   69,246,742
                                                         ------------

----------------
50

SHORT-TERM SECURITIES -- 6.9%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.4%
Ford Motor Credit Co. 7.02% due
  10/10/00 .............................  $    125,000   $    125,008
Popular, Inc., Series C 6.75% due
  8/9/01 ...............................        95,000         94,665
Post Apartment Homes LP 7.02% due
  4/2/01 ...............................       130,000        130,019
                                                         ------------
                                                              349,692
                                                         ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.8%
Government of France 7.00% due
  10/12/00 .............................       700,000        618,820
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 5.7%
Federal National Mortgage Association
  5.63% due 3/15/01 ....................       710,000        705,676
Federal National Mortgage Association
  Discount Notes 6.51% due 10/2/00 .....     1,700,000      1,699,701
United States Treasury Notes 4.63% due
  11/30/00 .............................       200,000        199,438
United States Treasury Notes 5.00% due
  2/28/01 ..............................     1,400,000      1,392,566
United States Treasury Notes 5.75% due
  10/31/00 .............................       150,000        149,930
United States Treasury Notes 5.75% due
  6/30/01 ..............................       249,000        247,909
United States Treasury Notes 6.63% due
  7/31/01 ..............................       225,000        225,493
                                                         ------------
                                                            4,620,713
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
  $5,651,587) ..........................                    5,589,225
                                                         ------------

REPURCHASE AGREEMENT -- 4.6%
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.6%
Paribas Corp. Joint Repurchase Agreement
  Account (Note 3) (cost $3,700,000) ...     3,700,000      3,700,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $77,667,829)                      97.2%               78,535,967
Other assets less liabilities --           2.8                 2,242,902
                                         -----               -----------
NET ASSETS --                            100.0%              $80,778,869
                                         =====               ===========

-------------
+   Non-income producing securities
*  Resale restricted to qualified institutional buyers
#  Fair valued security; see Note 2
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Bond issued as part of a unit which includes an equity component
(3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(4) Security represents an investment in an affiliated company; see Note 7
(5) Bond in default
(6) Variable rate security; rate as of September 30, 2000
ADR -- American Depository Receipt

                                                                ----------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------
     CONTRACT               IN         DELIVERY   GROSS UNREALIZED
    TO DELIVER         EXCHANGE FOR      DATE       APPRECIATION
------------------------------------------------------------------
EUR        125,000   USD    120,125     10/05/00      $  9,622
EUR*       100,000   USD     95,059     01/26/01         6,180
EUR*        75,000   USD     72,886     01/26/01         6,226
EUR         20,000   USD     18,446     01/26/01           670
EUR*       100,000   USD     94,530     03/22/01         5,446
EUR*        40,000   USD     36,710     03/22/01         1,076
EUR*        50,000   USD     45,631     03/22/01         1,089
EUR         70,000   USD     63,569     03/22/01         1,211
HKD        600,000   USD     77,137     06/27/01            64
JPY*     5,400,000   USD     53,360     10/05/00         3,229
JPY     12,000,000   USD    114,896     03/22/01           275
JPY      3,000,000   USD     29,199     03/22/01           544
JPY      5,200,000   USD     50,793     03/22/01         1,124
JPY      1,400,000   USD     13,586     04/12/01           168
USD*        17,776    EUR    20,000     03/22/01            41
                                                      --------
                                                        36,965
                                                      --------

                                                  GROSS UNREALIZED
                                                    DEPRECIATION
------------------------------------------------------------------
EUR        320,000   USD    273,760     05/07/01       (11,814)
HKD         15,000   USD      1,926     05/10/01            (1)
HKD         80,000   USD     10,274     06/27/01            (3)
USD*        50,645   JPY   5,400,000    10/05/00          (514)
USD*        42,679    EUR    45,000     01/26/01        (2,684)
USD*        19,046    EUR    20,000     01/26/01        (1,270)
USD*        35,525    EUR    35,000     01/26/01        (2,418)
USD*         4,789    EUR     5,000     01/26/01          (345)
USD*        27,337    EUR    30,000     01/26/01          (674)
USD*        74,703    EUR    80,000     03/22/01        (3,436)
USD*        18,510    EUR    20,000     03/22/01          (693)
USD*        36,049    EUR    40,000     03/22/01          (415)
                                                      --------
                                                       (24,267)
                                                      --------
Net Unrealized Appreciation.....................      $ 12,698
                                                      ========

-------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR  --         Euro Dollar
HKD  --         Hong Kong Dollar
JPY  --         Japenese Yen
USD  --         United States Dollar

See Notes to Financial Statements

----------------
52

----------------

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 12.6%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.6%
APPAREL & TEXTILES -- 0.0%
Oakley, Inc.+ ..........................           400   $      7,025

AUTOMOTIVE -- 0.3%
General Motors Corp., Class H+ .........         4,000        148,720
SPX Corp.+ .............................           100         14,194

RETAIL -- 0.3%
Gap, Inc. ..............................         1,565         31,496
Home Depot, Inc. .......................         1,605         85,165
Wal-Mart Stores, Inc. ..................           700         33,687
                                                         ------------
                                                              320,287
                                                         ------------

ENERGY -- 1.4%
ENERGY SERVICES -- 0.1%
Baker Hughes, Inc. .....................           500         18,562
Halliburton Co. ........................           200          9,788
Schlumberger Ltd. ......................           200         16,463
Transocean Sedco Forex, Inc. ...........           400         23,450

ENERGY SOURCES -- 1.3%
Apache Corp. ...........................         1,500         88,688
Chevron Corp. ..........................           100          8,525
Devon Energy Corp. .....................         1,000         60,150
Enron Corp. ............................         2,935        257,179
Exxon Mobil Corp. ......................         2,356        209,978
Kerr-McGee Corp. .......................         1,500         99,375
                                                         ------------
                                                              792,158
                                                         ------------

FINANCE -- 0.7%
BANKS -- 0.2%
Chase Manhattan Corp. ..................           300         13,856
Fifth Third Bancorp. ...................         1,215         65,458
Firstar Corp. ..........................         1,925         43,072

FINANCIAL SERVICES -- 0.5%
American Express Co. ...................         1,700        103,275
Citigroup, Inc. ........................           933         50,440
E*TRADE Group, Inc.+ ...................         2,585         42,491
Fleet Boston Financial Corp. ...........           500         19,500
J.P. Morgan & Co., Inc. ................           100         16,338
Merrill Lynch & Co. ....................           300         19,800
Morgan Stanley, Dean Witter & Co. ......           300         27,431
                                                         ------------
                                                              401,661
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE -- 0.8%
DRUGS -- 0.4%
ALZA Corp.+ ............................           500   $     43,250
Amgen, Inc.+ ...........................           400         27,931
Genentech, Inc.+ .......................           300         55,707
Merck & Co., Inc. ......................           400         29,775
Pfizer, Inc. ...........................         1,100         49,431
Teva Pharmaceutical Industries, Ltd.
  ADR ..................................           200         14,638

MEDICAL PRODUCTS -- 0.4%
Genzyme Corp.+ .........................           420         28,639
Johnson & Johnson ......................           300         28,181
Medtronic, Inc. ........................         1,844         95,542
Schering-Plough Corp. ..................         1,000         46,500
                                                         ------------
                                                              419,594
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 0.6%
AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Boeing Co. .............................           765         48,195

BUSINESS SERVICES -- 0.3%
General Electric Co. ...................         2,500        144,219
TMP Worldwide, Inc.+ ...................           525         42,262

ELECTRICAL EQUIPMENT -- 0.1%
Emerson Electric Co. ...................           500         33,500

MULTI-INDUSTRY -- 0.1%
Tyco International Ltd. ................           900         46,688
                                                         ------------
                                                              314,864
                                                         ------------

INFORMATION & ENTERTAINMENT -- 1.3%
BROADCASTING & MEDIA -- 1.4%
AT&T Corp. -- Liberty Media Group, Class
  A+ ...................................         9,172        165,096
Cablevision Systems Corp., Class A+ ....           665         44,098
Comcast Corp., Class A+ ................         2,980        121,994
DoubleClick, Inc.+ .....................           530         16,960
Infinity Broadcasting Corp., Class
  A+ ...................................           917         30,261
Lamar Advertising Co.+ .................           829         31,398
Pegasus Communications Corp.+ ..........           400         19,325
The Walt Disney Co. ....................         1,125         43,031
Time Warner, Inc. ......................         2,134        166,986
UnitedGlobalCom, Inc., Class A+ ........           100          3,000
VoiceStream Wireless Corp.+ ............           310         35,979

ENTERTAINMENT PRODUCTS -- 0.1%
SONY Corp. .............................           500         50,813
                                                         ------------
                                                              728,941
                                                         ------------

INFORMATION TECHNOLOGY -- 6.6%
COMMUNICATION EQUIPMENT -- 1.1%
Cisco Systems, Inc.+ ...................         6,168        340,782
ONI Systems Corp.+ .....................           485         41,862

----------------
54

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMMUNICATION EQUIPMENT (CONTINUED)
Palm, Inc.+ ............................         2,292   $    121,333
Symbol Technologies, Inc. ..............         1,305         46,898
Tycom Ltd.+ ............................         1,395         53,533

COMPUTER SERVICES -- 0.5%
BEA Systems, Inc.+ .....................         1,000         77,875
i2 Technologies, Inc.+ .................           710        132,815
Sun Microsystems, Inc.+ ................           200         23,350
VeriSign, Inc.+ ........................           235         47,602

COMPUTERS & BUSINESS EQUIPMENT -- 1.1%
Dell Computer Corp.+ ...................           500         15,406
EMC Corp.+ .............................         5,570        552,126
International Business Machines
  Corp. ................................           300         33,750

COMPUTER SOFTWARE -- 0.4%
Electronic Arts, Inc.+ .................         1,650         81,469
Microsoft Corp.+ .......................           890         53,678
Oracle Corp.+ ..........................           400         31,500
VERITAS Software Corp.+ ................           477         67,734

ELECTRONICS -- 0.9%
Analog Devices, Inc.+ ..................         1,290        106,505
Applied Materials, Inc.+ ...............           755         44,781
ASM Lithography Holdings NV+ ...........         1,250         40,391
Avanex Corp.+ ..........................           190         20,461
Integrated Device Technology, Inc.+ ....         1,020         92,310
Intel Corp. ............................         1,400         58,187
PerkinElmer, Inc. ......................           200         20,875
Texas Instruments, Inc. ................         2,235        105,464

INTERNET CONTENT -- 0.5%
Amazon.com, Inc.+ ......................         1,370         52,659
eBay, Inc.+ ............................           615         42,204
Exodus Communications, Inc.+ ...........         1,420         70,113
Juniper Networks, Inc.+ ................           500        109,469

INTERNET SOFTWARE -- 0.3%
America Online, Inc.+ ..................           200         10,750
Digex, Inc.+ ...........................           560         26,250
Inktomi Corp.+ .........................           350         39,900
Phone.com, Inc.+ .......................         1,030        117,034
Software.com, Inc.+ ....................            30          5,443

TELECOMMUNICATIONS -- 1.8%
China Mobile Hong Kong Ltd. ADR+ .......         1,280         41,520
Corning, Inc. ..........................           350        103,950
Cox Communications, Inc., Class A+ .....           720         27,540
JDS Uniphase Corp.+ ....................           985         93,267
Level 3 Communications, Inc.+ ..........           915         70,569
McLeodUSA, Inc., Class A+ ..............         3,700         52,956
Nippon Telegraph & Telephone Corp.
  ADR ..................................             2         57,490
Nokia Corp. ADR ........................         7,200        286,650
Nortel Networks Corp. ..................           300         17,869

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
NTL, Inc.+ .............................           510   $     23,619
QUALCOMM, Inc.+ ........................           895         63,769
Sprint Corp. (PCS Group)+ ..............         1,050         36,816
Telefonaktiebolaget (LM) Ericsson AB
  ADR ..................................         3,515         52,066
Telefonaktiebolaget LM Ericsson AB,
  Series B .............................         1,513         23,053
Vodafone Group PLC ADR .................         2,115         78,257
                                                         ------------
                                                            3,713,900
                                                         ------------

UTILITIES -- 0.6%
ELECTRIC UTILITIES -- 0.3%
Dominion Resources, Inc.+ ..............           485         28,160
Duke Energy Corp. ......................         1,480        126,910

GAS & PIPELINE UTILITIES -- 0.1%
Coastal Corp. ..........................           600         44,475

TELEPHONE -- 0.2%
AT&T Corp. .............................           300          8,813
Telefonica SA ..........................         1,811         35,931
Telefonos de Mexico SA ADR .............           920         48,932
WinStar Communications, Inc.+ ..........         1,160         17,980
WorldCom, Inc.+ ........................           400         12,150
                                                         ------------
                                                              323,351
                                                         ------------
TOTAL COMMON STOCK (cost $6,483,669) ...                    7,014,756
                                                         ------------

PREFERRED STOCK -- 0.0%
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
Nextlink Communications, Inc., Series B
  13.50% (1) (cost $11,023) ............            17         13,430
                                                         ------------

BONDS & NOTES -- 73.2%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.6%
APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 6.80% 2003 ..........  $     10,000          8,400
Levi Strauss & Co. 7.00% 2006 ..........        10,000          7,800
Westpoint Stevens, Inc. 7.88% 2008 .....        10,000          8,250

AUTOMOTIVE -- 0.7%
Accuride Corp., Series B 9.25% 2008 ....        10,000          8,300
Daimler Chrysler North America 7.75%
  2005 .................................       240,000        245,004
Delco Remy International, Inc. 8.63%
  2007 .................................        25,000         23,625
Delco Remy International, Inc. 10.63%
  2006 .................................         5,000          4,950
Dura Operating Corp., Series B 9.00%
  2009 .................................        20,000         17,200
Federal-Mogul Corp. 7.50% 2009 .........        30,000         11,400
Federal-Mogul Corp. 8.80% 2007 .........        30,000         11,400
LDM Technologies, Inc., Series B 10.75%
  2007 .................................        25,000         16,250

----------------
56

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
Lear Corp. 7.96% 2005 ..................  $     10,000   $      9,581
Lear Corp., Series B 8.11% 2009 ........        20,000         19,013

HOUSING -- 0.1%
Engle Homes, Inc., Series C 9.25%
  2008 .................................        10,000          9,150
Henry Co., Series B 10.00% 2008 ........        20,000          9,000
Mattress Disounters Corp. 12.63%
  2007(2) ..............................        20,000         18,500
Nortek, Inc., Series B 8.88% 2008 ......         5,000          4,600
Standard Pacific Corp. 8.50% 2007 ......        20,000         18,850
Webb (Del E.) Corp. 10.25% 2010 ........        25,000         23,625

RETAIL -- 0.8%
Albertsons, Inc. 8.70% 2030 ............        82,000         84,549
Duane Reade, Inc. 9.25% 2008 ...........        50,000         44,000
Kroger Co. 7.38% 2005 ..................        55,000         54,228
Sealy Mattress Co., Series B zero coupon
  2007(3) ..............................        10,000          7,450
Stater Brothers Holdings, Inc. 10.75%
  2006 .................................        15,000         13,200
Wal-Mart Stores, Inc. 7.55% 2030 .......       230,000        237,313
                                                         ------------
                                                              915,638
                                                         ------------

CONSUMER STAPLES -- 1.4%
FOOD, BEVERAGE & TOBACCO -- 1.4%
Aurora Foods, Inc., Series B 8.75%
  2008 .................................        10,000          7,650
Aurora Foods, Inc., Series D 9.88%
  2007 .................................        15,000         11,850
B & G Foods, Inc. 9.63% 2007 ...........        25,000         18,000
Chiquita Brands International, Inc.
  10.00% 2009 ..........................        20,000         12,000
CPC International, Inc., Series E 7.25%
  2026 .................................       160,000        149,925
Del Monte Foods Co., Series B zero
  coupon 2007(3) .......................        26,000         19,890
Nash Finch Co., Series B 8.50% 2008 ....        35,000         25,200
New World Pasta Co. 9.25% 2009 .........        10,000          5,900
Panamerican Beverage, Inc. 8.13%
  2003 .................................        80,000         78,565
Seagram (Joseph E.) & Sons, Inc. 7.50%
  2018 .................................       300,000        293,640
Whitman Corp. 6.38% 2009 ...............       165,000        147,625
                                                         ------------
                                                              770,245
                                                         ------------

ENERGY -- 2.3%
ENERGY SERVICES -- 0.1%
ICO, Inc., Series B 10.38% 2007 ........        15,000         14,475
Key Energy Services, Inc., Series B
  14.00% 2009 ..........................         5,000          5,688
Pride Petroleum Services, Inc. 9.38%
  2007 .................................        25,000         25,625
Tuboscope, Inc. 7.50% 2008 .............        30,000         26,362

ENERGY SOURCES -- 2.2%
Energy Corp. of America, Series A 9.50%
  2007 .................................        45,000         34,200
Enron Corp. 6.75% 2004 .................       125,000        123,573
Enron Corp. 9.63% 2006 .................       135,000        147,702
Husky Oil Ltd. 7.55% 2016 ..............       180,000        167,841
Petroleos Mexicanos 9.38% 2008 .........        20,000         20,550
Petroleos Mexicanos, Series P 9.50%
  2027 .................................       230,000        237,325
Pioneer Natural Resources Co. 9.63%
  2010 .................................         5,000          5,300
Plains Resources, Inc., Series B 10.25%
  2006 .................................        10,000         10,275

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Plains Resources, Inc., Series D 10.25%
  2006 .................................  $     10,000   $     10,150
Tosco Corp. 8.13% 2030 .................       280,000        281,011
YPF Sociedad Anonima, Series C 10.00%
  2028 .................................       150,000        165,585
                                                         ------------
                                                            1,275,662
                                                         ------------

FINANCE -- 18.1%
BANKS -- 4.1%
Bank of America Corp. 9.38% 2009 .......        80,000         88,538
Bank of Scotland 7.70% 2010* ...........       290,000        290,473
Credit National 7.00% 2005 .............       210,000        206,157
Deutsche Ausgleichsbank 7.00% 2005 .....       320,000        323,412
First Republic Bancorp 7.75% 2012 ......        55,000         46,228
First Union-Lehman Brothers Commercial
  Mortgage Corp. 6.60% 2007 ............       245,000        241,307
National Australia Bank, Ltd. 8.60%
  2010 .................................       290,000        309,897
National City Corp. 7.20% 2005 .........       200,000        198,530
NBD Bank NA 8.25% 2024 .................        55,000         58,493
Royal Bank Scotland Group PLC 6.40%
  2009 .................................       300,000        278,814
U.S. Bancorp 7.50% 2026 ................       210,000        210,437
Werner Holdings Co., Inc., Series A
  10.00% 2007 ..........................        10,000          9,600
Western Financial Bank 8.88% 2007 ......        30,000         27,450

FINANCIAL SERVICES -- 7.2%
Aesop Funding II LLC 6.14% 2006* .......       120,000        115,320
Aesop Funding II LLC 6.22% 2001* .......        21,667         21,661
Aesop Funding II LLC 6.40% 2003* .......       100,000         99,243
Allstate Financing II 7.83% 2045 .......        53,000         47,712
American General Finance Corp., Series E
  6.25% 2002 ...........................       300,000        295,627
Asset Securitization Corp. 6.75%
  2041 .................................        85,000         83,193
AXA Finanical, Inc. 7.00% 2028 .........       130,000        116,722
Chase Credit Card Master Trust 6.19%
  2005 .................................       190,000        188,343
Crown Castle International Corp. zero
  coupon 2007(3)(6) ....................        45,000         35,100
CS First Boston Mortgage Securities
  Corp. 7.24% 2029 .....................       110,000        110,497
Dime Capital Trust I, Series A 9.33%
  2027 .................................        45,000         41,375
DLJ Mortgage Acceptance Corp. 6.82%
  2007* ................................       450,000        442,389
Fleet Mortgage Group, Inc., Series A
  6.84% 2003 ...........................        50,000         49,991
GE Capital Mortgage Services, Inc. 6.25%
  2023 .................................         3,377          3,357
General Electric Capital Corp. 8.70%
  2007 .................................       250,000        273,320
General Motors Acceptance Corp. 7.63%
  2003 .................................       130,000        132,010
Liberty Financial Cos., Inc. 6.75%
  2008 .................................       130,000        119,648
Nomura Asset Securities Corp. 6.59%
  2028 .................................       320,000        310,614
Popular North America, Inc., Series D
  6.63% 2002 ...........................        40,000         39,439
Principal Financial Group 8.20%
  2009* ................................       340,000        341,597
Private Export Funding Corp., Series C
  6.31% 2004 ...........................       100,000         99,363
Private Export Funding Corp., Series NN
  7.30% 2002 ...........................       265,000        267,443
Private Export Funding Corp., Series YY
  7.03% 2003 ...........................       100,000        101,468
RBF Finance Co. 11.38% 2009 ............        35,000         40,294
Sprint Capital Corp. 6.13% 2008 ........       180,000        162,594
Sun Canada Financial Co. 6.63% 2007* ...       160,000        153,376
Tembec Finance Corp. 9.88% 2005 ........        15,000         15,150
Tembec Industries, Inc. 8.63% 2009 .....         5,000          4,875
Toyota Motor Credit Corp. 5.63% 2003 ...       150,000        145,119

----------------
58

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
U.S. West Capital Funding, Inc. 6.25%
  2005 .................................  $    165,000   $    157,907

INSURANCE -- 6.8%
AAG Holding Co., Inc. 6.88% 2008 .......       120,000        108,598
Abbey National PLC, Series E 6.69%
  2005 .................................       270,000        264,945
Ace Capital Trust II 9.70% 2030 ........       310,000        328,389
American Financial Group, Inc. 7.13%
  2009 .................................        70,000         60,973
Amerus Life Holdings, Inc. 6.95%
  2005 .................................       250,000        233,689
CIGNA Corp. 7.40% 2007 .................        95,000         92,295
CIGNA Corp. 7.88% 2027 .................        40,000         37,564
CIGNA Corp. 8.25% 2007 .................        75,000         76,429
Everest Reinsurance Holdings Co. 8.75%
  2010 .................................       300,000        312,660
Farmers Insurance Exchange 8.50%
  2004* ................................       290,000        297,534
Florida Windstorm Underwriting
  Associates, Inc. 7.13% 2019* .........       350,000        329,063
Jackson National Life Insurance Co.
  8.15% 2027* ..........................        49,000         46,910
Lumbermens Mutual Casualty Co. 8.30%
  2037* ................................        85,000         67,767
Metropolitan Life Insurance Co. 7.70%
  2015* ................................       140,000        135,645
Prudential Insurance Co. 6.88% 2003* ...       355,000        353,218
Reliastar Financial Corp. 8.00% 2006 ...       225,000        230,443
Safeco Capital Trust I 8.07% 2037 ......       290,000        244,815
St. Paul Cos., Inc. 8.13% 2010 .........       219,000        227,425
Travelers Property Casualty Corp. 7.75%
  2026 .................................       340,000        330,743
                                                         ------------
                                                           10,083,188
                                                         ------------

HEALTHCARE -- 1.0%
DRUGS -- 0.1%
ALARIS Medical Systems, Inc. 9.75%
  2006 .................................        15,000         10,950
Bergen Brunswig Corp. 7.38% 2003 .......        20,000         18,576
Warner Chilcott, Inc. 12.63% 2008* .....        10,000         10,300

HEALTH SERVICES -- 0.2%
Beverly Enterprises, Inc. 9.00% 2006 ...        20,000         18,750
Columbia/HCA Healthcare Corp. 7.00%
  2007 .................................         5,000          4,619
Columbia/HCA Healthcare Corp. 7.25%
  2008 .................................        25,000         23,250
Tenet Healthcare Corp. 7.88% 2003 ......        50,000         49,375
Tenet Healthcare Corp., Series B 8.13%
  2008 .................................        20,000         19,075
Triad Hospitals Holdings, Inc., Series B
  11.00% 2009 ..........................        25,000         25,625

MEDICAL PRODUCTS -- 0.7%
ALARIS Medical, Inc. zero coupon
  2008(3) ..............................        35,000          9,100
Beckman Instruments, Inc. 7.10% 2003 ...        75,000         72,751
Beckman Instruments, Inc. 7.45% 2008 ...        25,000         23,158
Bio Rad Labs, Inc. 11.63% 2007 .........         7,000          7,315
Cardinal Health 7.00% 2026 .............       270,000        264,252
Conmed Corp. 9.00% 2008 ................        20,000         16,800
Mediq Inc./ PRN Life Support Services,
  Inc. 11.00% 2008(4) ..................        25,000            750
                                                         ------------
                                                              574,646
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 4.0%
AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
Dunlop Standard Aerospace Holdings PLC
  11.88% 2009 ..........................        35,000         35,219
K & F Industries, Inc., Series B 9.25%
  2007 .................................        40,000         38,400

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
AEROSPACE & MILITARY
  TECHNOLOGY (CONTINUED)
Raytheon Co. 8.20% 2006* ...............  $    234,000   $    241,734
SCL Term Aereo Santiago SA 6.95%
  2012* ................................       410,000        376,802

BUSINESS SERVICES -- 2.0%
Abitibi Consolidated, Inc. 8.30%
  2005 .................................       250,000        256,083
Allied Waste North America, Inc., Series
  B 7.63% 2006 .........................        40,000         35,800
Boise Cascade Office Products Corp.
  7.05% 2005 ...........................       225,000        217,319
Federal Express Corp. 6.72% 2022 .......       175,768        165,675
Fisher Scientific International, Inc.
  9.00% 2008 ...........................        20,000         18,400
Iron Mountain, Inc. 8.13% 2008 .........         5,000          4,550
Iron Mountain, Inc. 8.75% 2009 .........        15,000         14,550
Neenah Corp., Series B 11.13% 2007 .....        10,000          7,750
Neenah Corp., Series F 11.13% 2007 .....        10,000          7,750
Owens & Minor, Inc. 10.88% 2006 ........        10,000         10,350
Waste Management, Inc. 6.88% 2009 ......        10,000          9,076
Waste Management, Inc. 7.00% 2006 ......       170,000        159,268
Waste Management, Inc. 7.13% 2007 ......       200,000        186,708
World Color Press, Inc. 8.38% 2008 .....        20,000         19,450

MACHINERY -- 0.1%
Grove Worldwide, Inc. LLC 9.25% 2008 ...        20,000          2,600
Numatics, Inc., Series B 9.63% 2008 ....        10,000          7,900
Roller Bearing Co. of America, Inc.,
  Series B 9.63% 2007 ..................         5,000          4,575
Westinghouse Air Brake Co., Series B2
  9.38% 2005 ...........................        10,000          9,650

MULTI-INDUSTRY -- 0.6%
American Standard, Inc. 7.63% 2010 .....        15,000         14,138
Prestolite Electric, Inc. 9.63% 2008 ...        20,000         13,600
Tyco International Group SA 6.38%
  2005 .................................       320,000        310,851

TRANSPORTATION -- 0.1%
AMR Corp. 10.20% 2020 ..................        50,000         54,681
                                                         ------------
                                                            2,222,879
                                                         ------------

INFORMATION & ENTERTAINMENT -- 3.3%
BROADCASTING & MEDIA -- 2.1%
Adelphia Communications Corp., Series B
  8.38% 2008 ...........................        15,000         13,088
Allbritton Communications Co., Series B
  8.88% 2008 ...........................        25,000         23,375
AMC Entertainment, Inc. 9.50% 2009 .....        50,000         23,000
AMC Entertainment, Inc. 9.50% 2011 .....        35,000         16,100
American Color Graphics, Inc. 12.75%
  2005 .................................        30,000         29,700
Benedek Communications Corp. zero coupon
  2006(3) ..............................        40,000         35,000
Cablevision SA 13.75% 2009 .............        10,000          8,900
Century Communications Corp., Series B
  zero coupon 2008(3) ..................        65,000         26,325
Charter Communication Holdings LLC 8.63%
  2009 .................................        50,000         44,875
Classic Cable, Inc. 10.50% 2010 ........        25,000         21,375
Comcast Cable Communications Corp. 8.50%
  2027 .................................        80,000         83,310
Echostar DBS Corp. 9.38% 2009 ..........        55,000         53,900
Frontiervision Holdings LP zero coupon
  2007(3) ..............................        30,000         26,213
Frontiervision Holdings LP, Series B
  zero coupon 2007(3) ..................        20,000         17,400
Granite Broadcasting Corp. 8.88%
  2008 .................................        25,000         17,500
LIN Holdings Corp. zero coupon
  2008(3) ..............................        65,000         46,800
News America Holdings, Inc. 8.00%
  2016 .................................       330,000        317,991

----------------
60

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Scholastic Corp. 7.00% 2003 ............  $     85,000   $     83,932
Sun Media Corp. 9.50% 2007 .............        15,000         14,981
TCI Communications, Inc. 8.00% 2005 ....        50,000         51,350
Tele-Communications, Inc. 7.25% 2005 ...        40,000         39,855
Tele-Communications, Inc. 9.25% 2002 ...        60,000         62,187
Viacom, Inc. 7.75% 2005 ................        80,000         82,008
Young Broadcasting, Inc., Series B 8.75%
  2007 .................................        30,000         28,462

ENTERTAINMENT PRODUCTS -- 0.1%
Bell Sports, Inc., Series B 11.00%
  2008 .................................        45,000         45,450
True Temper Sports, Inc., Series B
  10.88% 2008 ..........................        25,000         24,406

LEISURE & TOURISM -- 1.1%
Continental Airlines, Inc., Series A
  6.65% 2017 ...........................        71,046         65,776
Continental Airlines, Inc., Series B
  6.47% 2004 ...........................        86,542         84,227
John Q. Hammons Hotels, Inc. 8.88%
  2004 .................................        10,000          9,300
Northwest Airlines Pass Through Trust
  8.07% 2019 ...........................       390,000        397,761
Station Casinos, Inc. 8.88% 2008 .......        30,000         28,763
Tricon Global Restaurants, Inc. 7.65%
  2008 .................................        30,000         27,900
                                                         ------------
                                                            1,851,210
                                                         ------------

INFORMATION TECHNOLOGY -- 1.9%
COMMUNICATION EQUIPMENT -- 0.1%
Concentric Network Corp. 12.75% 2007 ...        35,000         35,000

ELECTRONICS -- 0.6%
Amphenol Corp. 9.88% 2007 ..............         3,000          3,037
Eaton Corp. 7.65% 2029 .................       280,000        261,228
Fairchild Semiconductor Corp. 10.13%
  2007 .................................        25,000         25,000
L-3 Communications Holdings, Inc.,
  Series B 8.00% 2008 ..................        20,000         18,000
SCG Holdings & Semiconductor Co., Series
  B 12.00% 2009 ........................        19,000         19,950

INTERNET CONTENT -- 0.0%
Exodus Communications, Inc. 11.63%
  2010* ................................        20,000         20,050

INTERNET SOFTWARE -- 0.1%
Covad Communications Group, Inc. 12.50%
  2009 .................................        15,000         11,475
PSINet, Inc. 11.00% 2009 ...............        10,000          6,500
PSINet, Inc. 11.50% 2008 ...............        15,000          9,975
PSINet, Inc., Series B 10.00% 2005 .....        25,000         16,250

TELECOMMUNICATIONS -- 1.1%
Adelphia Business Solutions, Inc.,
  Series B zero coupon 2003(3) .........        15,000         12,187
Adelphia Business Solutions, Inc.,
  Series B 12.25% 2004 .................        15,000         13,650
Alaska Communications Holdings, Inc.
  9.38% 2009 ...........................        25,000         23,031
AMSC Acquisition Co., Inc., Series B
  12.25% 2008 ..........................         5,000          3,725
BTI Telecom Corp. 10.50% 2007 ..........        10,000          5,800
Clearnet Communications, Inc. zero
  coupon 2009(3) .......................        15,000         11,888
Compania de Telecomunicaciones de Chile
  7.63% 2006 ...........................        50,000         48,932
Compania de Telecomunicaciones de Chile
  8.38% 2006 ...........................        60,000         60,450
e.Spire Communications, Inc. zero coupon
  2008(3) ..............................        35,000         10,675
GCI, Inc. 9.75% 2007 ...................        60,000         56,400
GT Group Telecom, Inc. zero coupon
  2010(2)(3) ...........................        15,000          6,450
Insight Midwest LP 9.75% 2009 ..........        10,000         10,075

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
ITC Deltacom, Inc. 8.88% 2008 ..........  $      5,000   $      4,275
ITC Deltacom, Inc. 9.75% 2008 ..........        15,000         12,600
KMC Telecom Holdings, Inc. zero coupon
  2008(3) ..............................        40,000         16,000
Level 3 Communications, Inc. 9.13%
  2008 .................................        15,000         12,937
Level 3 Communications, Inc. 11.25%
  2010 .................................        10,000          9,550
McLeodUSA, Inc. 8.13% 2009 .............         5,000          4,350
McLeodUSA, Inc. 8.38% 2008 .............         5,000          4,400
McLeodUSA, Inc. 9.25% 2007 .............        15,000         13,875
McLeodUSA, Inc. 9.50% 2008 .............         5,000          4,675
MJD Communications, Inc., Series B 9.50%
  2008 .................................        10,000          8,700
Nextel Communications, Inc. zero coupon
  2007(3) ..............................        90,000         70,200
Nextel Communications, Inc. 9.38%
  2009 .................................         5,000          4,900
NEXTLINK Communications, Inc. zero
  coupon 2008(3) .......................        55,000         32,175
NTL Communications Corp., Series B zero
  coupon 2008(3) .......................        55,000         34,925
RCN Corp. zero coupon 2008(3) ..........        50,000         24,000
Rogers Cantel, Inc. 9.38% 2008 .........        10,000         10,350
RSL Communications PLC 12.00% 2008 .....        30,000          7,950
Satelites Mexicanos SA de CV, Series B
  10.13% 2004 ..........................        20,000         12,600
Telecommunications Techniques Co. LLC
  9.75% 2008 ...........................        25,000         23,500
Time Warner Telecom, Inc. 9.75% 2008 ...        15,000         13,913
                                                         ------------
                                                            1,015,603
                                                         ------------

MATERIALS -- 2.5%
CHEMICALS -- 1.2%
Acetex Corp. 9.75% 2003* ...............        30,000         28,575
Avecia Group PLC 11.00% 2009 ...........        30,000         29,550
Georgia Gulf Corp. 10.38% 2007 .........        10,000         10,050
ICI Wilmington, Inc. 6.95% 2004 ........       320,000        311,565
Lyondell Chemical Co. 9.80% 2020 .......        20,000         19,500
Lyondell Chemical Co., Series B 9.88%
  2007 .................................        55,000         53,694
Pioneer Americas Acquisition Corp.,
  Series B 9.25% 2007 ..................        15,000          7,950
Praxair, Inc. 6.75% 2003 ...............       195,000        193,307
Texas Petrochemical Corp., Series B
  11.13% 2006 ..........................        35,000         29,050

FOREST PRODUCTS -- 0.9%
Boise Cascade Co., Series A 9.90%
  2001 .................................        80,000         81,942
Doman Industries Ltd. 12.00% 2004 ......        30,000         29,812
Gaylord Container Corp., Series B 9.38%
  2007 .................................        15,000         10,050
International Paper Co. 8.10% 2009 .....       100,000        102,124
Owens-Illinois, Inc. 7.50% 2010 ........         5,000          4,227
Packaging Corp. of America 9.63%
  2009 .................................        10,000         10,125
Paperboard Industries International,
  Inc. 8.38% 2007 ......................         5,000          4,200
Sonoco Products Co. 7.00% 2004 .........       270,000        270,456

METALS & MINERALS -- 0.4%
AK Steel Corp. 7.88% 2009 ..............        25,000         22,375
Alcoa, Inc. 7.25% 2005 .................        91,000         92,629
Algoma Steel, Inc. 12.38% 2005 .........        20,000         14,200
BWay Corp., Series B 10.25% 2007 .......        20,000         19,600
Consumers Packaging, Inc. 9.75% 2007 ...        10,000          2,200
LTV Corp. 11.75% 2009 ..................        25,000         13,750
National Steel Corp. 9.88% 2009 ........        20,000         11,800

----------------
62

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
P & L Coal Holdings Corp., Series B
  9.63% 2008 ...........................  $     20,000   $     19,400
Weirton Steel Corp. 11.38% 2004 ........         5,000          4,100
                                                         ------------
                                                            1,396,231
                                                         ------------

MUNICIPAL BONDS -- 1.8%
MUNICIPAL BONDS -- 1.8%
Allentown Pennsylvania 6.20% 2005 ......       290,000        282,788
Fresno County California Pension
  Obligation 6.07% 2003 ................       100,000         98,279
Hudson County New Jersey Improvement
  Authority Facility 6.55% 2002 ........       200,000        199,676
Huntsville Alabama Solid Waste Disposal
  Authority 5.95% 2003 .................       105,000        102,943
Miami Florida Revenue 7.25% 2003 .......       130,000        132,070
Phoenix Arizona Civic Improvement Corp.
  6.30% 2008 ...........................       100,000         94,992
Southern California Public Power
  Authority Project 6.93% 2017 .........       125,000        118,422
                                                         ------------
                                                            1,029,170
                                                         ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.2%
FOREIGN GOVERNMENT -- 0.2%
Republic of Philippines 10.63% 2025 ....       111,000         94,350
                                                         ------------

REAL ESTATE -- 0.8%
REAL ESTATE COMPANIES -- 0.8%
E.O.P. Operating LP 6.38% 2003 .........       120,000        117,406
E.O.P. Operating LP 8.38% 2006 .........       230,000        237,629
Susa Partnership LP 6.95% 2006 .........        95,000         89,946
                                                         ------------
                                                              444,981
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 31.7%
U.S. GOVERNMENT & AGENCIES -- 31.7%
Federal Home Loan Mortgage Corp. 6.50%
  2022 .................................       160,000        152,400
Federal Home Loan Mortgage Corp. 6.50%
  2023 .................................        96,000         89,880
Federal Home Loan Mortgage Corp. 7.00%
  2023 .................................        45,000         43,650
Federal Home Loan Mortgage Corp. 7.50%
  2023 .................................        23,755         23,881
Federal Home Loan Mortgage Corp. 7.50%
  2027 .................................       279,228        279,491
Federal Home Loan Mortgage Corp. 7.50%
  2028 .................................       230,065        230,281
Federal Home Loan Mortgage Corp. 7.75%
  2022 .................................       127,178        127,734
Federal Home Loan Mortgage Corp. 8.50%
  2008 .................................       152,239        154,794
Federal Home Loan Mortgage Corp. 8.50%
  2019 .................................        35,556         36,641
Federal National Mortgage Association
  5.25% 2003 ...........................       510,000        496,291
Federal National Mortgage Association
  5.75% 2008 ...........................       740,000        698,027
Federal National Mortgage Association
  6.00% 2028 ...........................       172,365        161,001
Federal National Mortgage Association
  6.00% 2028 ...........................       657,757        614,391
Federal National Mortgage Association
  6.18% 2008 ...........................        24,405         23,461
Federal National Mortgage Association
  6.27% 2007 ...........................        82,773         80,175
Federal National Mortgage Association
  6.30% 2008 ...........................        19,526         18,899
Federal National Mortgage Association
  6.30% 2008 ...........................        24,294         23,554
Federal National Mortgage Association
  6.34% 2008 ...........................        19,152         18,622
Federal National Mortgage Association
  6.36% 2008 ...........................       126,682        123,753
Federal National Mortgage Association
  6.39% 2006 ...........................        19,002         18,648
Federal National Mortgage Association
  6.43% 2008 ...........................        24,292         23,716

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Federal National Mortgage Association
  6.59% 2007 ...........................  $     97,005   $     95,543
Federal National Mortgage Association
  6.90% 2007 ...........................       296,825        297,615
Federal National Mortgage Association
  6.98% 2007 ...........................        23,251         23,396
Federal National Mortgage Association
  7.04% 2007 ...........................        77,406         77,945
Federal National Mortgage Association
  7.28% 2006 ...........................        43,445         44,220
Federal National Mortgage Association
  7.39% 2021 ...........................        46,380         47,038
Federal National Mortgage Association
  7.50% 2030 ...........................        99,112         98,864
Federal National Mortgage Association
  7.50% 2030 ...........................        98,573         98,327
Federal National Mortgage Association
  7.75% 2021 ...........................       200,000        200,186
Federal National Mortgage Association
  8.00% 2006 ...........................        26,346         26,634
Government National Mortgage Association
  7.00% 2023 ...........................        13,554         13,397
Government National Mortgage Association
  7.00% 2023 ...........................        15,395         15,217
Government National Mortgage Association
  7.00% 2023 ...........................        15,079         14,905
Government National Mortgage Association
  7.25% 2027 ...........................       398,595        396,291
Government National Mortgage Association
  7.50% 2022 ...........................        14,612         14,708
Government National Mortgage Association
  7.50% 2023 ...........................        56,723         57,060
Government National Mortgage Association
  7.50% 2027 ...........................       370,909        372,066
Government National Mortgage Association
  7.50% 2028 ...........................       400,000        401,248
Government National Mortgage Association
  8.50% 2017 ...........................        29,589         30,625
Government National Mortgage Association
  8.50% 2017 ...........................        12,818         13,267
Government National Mortgage Association
  9.00% 2021 ...........................        10,446         10,890
Overseas Private Investment Corp.,
  Series 96-A 6.99% 2009 ...............       128,888        129,123
United States Treasury Bonds 5.25%
  2028 .................................       335,000        300,244
United States Treasury Bonds 5.50%
  2028 .................................        35,000         32,473
United States Treasury Bonds 6.13%
  2029 .................................       500,000        510,705
United States Treasury Bonds 8.13%
  2021 .................................       120,000        147,937
United States Treasury Bonds 9.00%
  2018 .................................     3,612,000      4,737,355
United States Treasury Bonds 9.25%
  2016 .................................     1,800,000      2,357,154
United States Treasury Bonds 11.88%
  2003 .................................       580,000        674,702
United States Treasury Bonds 12.00%
  2013 .................................     1,500,000      2,043,285
United States Treasury Notes 4.75%
  2008 .................................       475,000        439,598
United States Treasury Notes 5.50%
  2009 .................................       150,000        145,805
United States Treasury Notes 5.63%
  2008 .................................       200,000        196,250
United States Treasury Strip Bonds zero
  coupon 2012 ..........................       325,000        163,855
                                                         ------------
                                                           17,667,218
                                                         ------------

UTILITIES -- 2.6%
ELECTRIC UTILITIES -- 0.9%
Conectiv, Inc. 6.38% 2005 ..............        75,000         74,236
Public Service Electric & Gas Co.,
  Series A 8.88% 2003 ..................        47,000         49,276
ScottishPower PLC, Series H 6.38%
  2008 .................................       250,000        231,305
UtiliCorp United, Inc. 6.88% 2004 ......        90,000         87,807
WESCO Distribution, Inc., Series B 9.13%
  2008 .................................        20,000         18,650
Western Resources, Inc. 6.88% 2004 .....        15,000         13,390
Western Resources, Inc. 7.13% 2009 .....         5,000          3,973

GAS & PIPELINE UTILITIES -- 0.0%
Azurix Corp. 10.75% 2010* ..............        15,000         13,800

TELEPHONE -- 1.7%
Alestra SA DE RL DE CV 12.13% 2006 .....        55,000         53,488
Deutsche Telekom International Finance
  Bv 7.75% 2005 ........................       170,000        172,953

----------------
64

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
Deutsche Telekom International Finance
  Bv 8.25% 2030 ........................  $    170,000   $    174,442
GTE Corp. 6.36% 2006 ...................       220,000        210,355
Intermedia Communications, Inc., Series
  B zero coupon 2009(3) ................        25,000         16,750
Intermedia Communications, Inc., Series
  B 8.88% 2007 .........................        30,000         28,800
Intermedia Communications, Inc., Series
  B 9.50% 2009 .........................         5,000          4,850
MCI Communications Corp. 6.13%
  2002(5) ..............................        55,000         54,305
MCI WorldCom, Inc. 7.55% 2004 ..........       230,000        232,162
Viatel, Inc. 11.25% 2008 ...............        25,000         12,750
                                                         ------------
                                                            1,453,292
                                                         ------------
TOTAL BONDS & NOTES (cost
  $41,749,297) .........................                   40,794,313
                                                         ------------

WARRANTS -- 0.0%+
                                            WARRANTS
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING -- 0.0%
Mattress Discounters Holding Corp.
  7/15/07* .............................            20            200
                                                         ------------

INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
GT Group Telecom, Inc. 2/1/10* .........            15          1,200
KMC Telecom Holdings, Inc. 4/15/08*# ...            20             50
                                                         ------------
                                                                1,250
                                                         ------------
TOTAL WARRANTS (cost $1,088) ...........                        1,450
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $48,245,077) .........................                   47,823,949
                                                         ------------

SHORT-TERM SECURITIES -- 5.8%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.7%
Ford Motor Credit Co. 7.02% due
  10/10/00 .............................  $    125,000        125,008
Popular, Inc., Series C 6.75% due
  8/9/01 ...............................       125,000        124,559
Post Apartment Homes LP 7.02% due
  4/2/01 ...............................       130,000        130,019
                                                         ------------
                                                              379,586
                                                         ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 1.1%
Government of France 7.00% due
  10/12/00 .............................       730,000        645,341
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 4.0%
Federal National Mortgage Association
  5.63% due 3/15/01 ....................       515,000        511,864
Federal National Mortgage Association
  Discount Notes 6.51% due 10/2/00 .....       500,000        499,912
United States Treasury Notes 4.63% due
  11/30/00 .............................       175,000        174,508
United States Treasury Notes 5.00% due
  2/28/01 ..............................       520,000        517,239
United States Treasury Notes 5.75% due
  10/31/00 .............................       150,000        149,930
United States Treasury Notes 5.75% due
  6/30/01 ..............................       273,000        271,804
United States Treasury Notes 6.63% due
  7/31/01 ..............................       100,000        100,219
                                                         ------------
                                                            2,225,476
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
  $3,308,406) ..........................                    3,250,403
                                                         ------------

                                                                ----------------

REPURCHASE AGREEMENT -- 7.6%                PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.6%
Paribas Corp. Joint Repurchase Agreement
  Account (Note 3) (cost $4,230,000) ...  $  4,230,000   $  4,230,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $55,783,483)                             99.2%       55,304,352
Other assets less liabilities --                  0.8           426,266
                                           ----------      ------------
NET ASSETS --                                   100.0%     $ 55,730,618
                                           ==========      ============

-------------
+   Non-income producing securities
#  Fair valued security; see Note 2
*  Resale restricted to qualified institutional buyers
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Bond issued as part of a unit which includes an equity component
(3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(4) Bond in default
(5) Variable rate security; rate as of September 30, 2000
(6) Security represents an investment in an affiliated company; see Note 7
ADR -- American Depository Receipt

----------------
66

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

----------------------------------------------------------
                                              GROSS
   CONTRACT           IN         DELIVERY   UNREALIZED
  TO DELIVER     EXCHANGE FOR      DATE     APPRECIATION
----------------------------------------------------------
EUR*    20,000   USD    19,220   10/05/00      $ 1,540
EUR*    25,000   USD    23,765   01/26/01        1,545
EUR*    25,000   USD    24,295   01/26/01        2,076
EUR*    10,000   USD     9,223   01/26/01          334
EUR*    30,000   USD    28,359   03/22/01        1,634
EUR*    15,000   USD    13,766   03/22/01          404
EUR*    15,000   USD    13,689   03/22/01          327
EUR     20,000   USD    18,163   03/22/01          346
HKD    180,000   USD    23,141   06/27/01           19
JPY*   1,700,000 USD    16,798   10/05/00        1,017
JPY    3,000,000 USD    28,724   03/22/01           69
JPY     800,000  USD     7,786   03/22/01          145
JPY    1,700,000 USD    16,605   03/22/01          367
JPY     350,000  USD     3,397   04/12/01           42
USD      4,444   EUR     5,000   03/22/01           10
USD      4,444   EUR     5,000   03/22/01           10
                                               -------
                                                 9,885
                                               -------

                                             GROSS UNREALIZED
                                               DEPRECIATION
-------------------------------------------------------------
EUR    150,000   USD   128,325    05/07/01         (5,538)
HKD     25,000   USD     3,210    06/27/01             (1)
USD*    15,944   JPY   1,700,000  10/05/00           (161)
USD*    14,226   EUR    15,000    01/26/01           (895)
USD*     4,762   EUR     5,000    01/26/01           (318)
USD*     4,789   EUR     5,000    01/26/01           (345)
USD*     9,579   EUR    10,000    01/26/01           (691)
USD*    13,669   EUR    15,000    01/26/01           (337)
USD*    18,676   EUR    20,000    03/22/01           (859)
USD*     9,255   EUR    10,000    03/22/01           (346)
USD*     9,012   EUR    10,000    03/22/01           (104)
                                                 --------
                                                   (9,595)
                                                 --------
Net Unrealized Appreciation................      $    290
                                                 ========

-------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR  --         Euro Dollar
HKD  --         Hong Kong Dollar
JPY  --         Japenese Yen
USD  --         United States Dollar

See Notes to Financial Statements.

                                                                ----------------

----------------

SEASONS SERIES TRUST
ASSET ALLOCATION:
DIVERSIFIED GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 64.9%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.2%
APPAREL & TEXTILES -- 0.4%
Cintas Corp. ...........................           300   $     13,069
Gucci Group NV .........................         3,554        358,510
Nike, Inc., Class B ....................           500         20,031
Swatch Group AG+ .......................           240         70,930
Swatch Group AG, Class B ...............           202        292,643

AUTOMOTIVE -- 0.8%
Bayerische Motoren Werke AG ............        12,573        430,566
Delphi Automotive Systems Corp. ........           401          6,065
Ford Motor Co. .........................         8,651        218,978
General Motors Corp. ...................         3,671        238,615
General Motors Corp., Class H+ .........        12,263        455,938
Lear Corp.+ ............................           300          6,169
TRW, Inc. ..............................         1,100         44,688
Visteon Corp. ..........................           328          4,961

HOUSING -- 0.3%
CRH PLC GDR ............................        18,721        298,466
Lowe's Cos., Inc. ......................         3,740        167,833
Masco Corp. ............................           600         11,175
Whirlpool Corp. ........................           400         15,550

RETAIL -- 1.7%
Albertson's, Inc. ......................         4,715         99,015
Bulgari SpA ............................         8,304        102,374
Circuit City Stores, Inc. ..............         1,400         32,200
Costco Wholesale Corp.+ ................           600         20,963
Dollar General Corp. ...................           725         12,144
Federated Department Stores, Inc.+ .....         2,805         73,281
Gap, Inc. ..............................         4,300         86,537
Home Depot, Inc. .......................        11,400        604,912
J.C. Penny Co., Inc. ...................           500          5,906
Kmart Corp.+ ...........................         5,516         33,096
Kroger Co.+ ............................         2,100         47,381
Limited, Inc. ..........................         1,400         30,887
May Department Stores Co. ..............         2,288         46,904
Metro AG ...............................         3,015        123,660
Radioshack Corp. .......................         6,550        423,294
Rite Aid Corp.+ ........................         2,770         11,080
Safeway, Inc.+ .........................           900         42,019
Sears, Roebuck & Co. ...................         2,800         90,776
Staples, Inc.+ .........................         2,100         29,794
Starbucks Corp.+ .......................           700         28,044

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Target Corp. ...........................         4,490   $    115,056
Tesco PLC ..............................        73,693        270,827
Tiffany & Co. ..........................           200          7,713
TJX Cos., Inc. .........................         1,300         29,250
Wal-Mart Stores, Inc. ..................        13,900        668,937
                                                         ------------
                                                            5,690,237
                                                         ------------

CONSUMER STAPLES -- 3.3%
FOOD, BEVERAGE & TOBACCO -- 2.3%
Anheuser-Busch Cos., Inc. ..............        12,480        528,060
Archer-Daniels-Midland Co. .............         1,470         12,679
Bestfoods ..............................           800         58,200
Campbell Soup Co. ......................           400         10,350
Coca-Cola Co. ..........................        11,290        622,361
Coca-Cola Enterprises, Inc. ............         5,615         89,489
ConAgra Foods, Inc. ....................         3,510         70,419
Danone .................................         1,284        176,565
Diageo PLC+ ............................        10,493         93,807
Fortune Brands, Inc. ...................           700         18,550
Heinz (H.J.) Co. .......................         2,430         90,062
Kellogg Co. ............................         5,485        132,668
Nestle SA ..............................           216        450,613
Pepsi Bottling Group, Inc. .............           500         15,031
PepsiCo, Inc. ..........................        14,575        670,450
Philip Morris Cos., Inc. ...............        18,093        532,613
Quaker Oats Co. ........................         4,221        333,987
Ralston Purina Group ...................         3,400         80,537

HOUSEHOLD PRODUCTS -- 1.0%
Avon Products, Inc. ....................         4,900        200,288
Clorox Co. .............................         2,530        100,093
Colgate-Palmolive Co. ..................         1,350         63,720
Estee Lauder Cos., Inc., Class A .......         6,200        227,075
Gillette Co. ...........................         2,600         80,275
Kimberly-Clark Corp. ...................         9,235        515,428
Newell Rubbermaid, Inc. ................           900         20,531
Procter & Gamble Co. ...................         6,000        402,000
Shiseido Co., Ltd.+ ....................         9,000        111,994
Unilever NV ............................           600         28,950
Unilever PLC ...........................         5,200         33,684
                                                         ------------
                                                            5,770,479
                                                         ------------

ENERGY -- 6.3%
ENERGY SERVICES -- 0.4%
Baker Hughes, Inc. .....................         1,500         55,687
BJ Services Co.+ .......................           100          6,113
Halliburton Co. ........................        10,975        537,089
Schlumberger Ltd. ......................         1,095         90,132
Transocean Sedco Forex, Inc. ...........           556         32,595
USX-Marathon Group, Inc. ...............           500         14,188

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES -- 5.9%
Amerada Hess Corp. .....................           200   $     13,388
Anadarko Petroleum Corp. ...............         4,200        279,132
Apache Corp. ...........................         4,550        269,019
BP Amoco PLC ...........................        69,434        618,170
BP Amoco PLC ADR .......................         3,243        171,879
Burlington Resources, Inc. .............           500         18,406
Chevron Corp. ..........................         4,135        352,509
Conoco, Inc., Class A ..................        16,210        423,486
Conoco, Inc., Class B ..................         4,709        126,849
ENI SpA ................................        70,612        374,420
Enron Corp.@ ...........................        13,800      1,209,225
Exxon Mobil Corp.@ .....................        25,248      2,250,228
Iberdrola SA ...........................        13,587        172,908
Kerr-McGee Corp. .......................           400         26,500
Occidental Petroleum Corp. .............         1,600         34,900
Petroleo Brasileiro SA ADR .............         4,825        145,052
Phillips Petroleum Co. .................           550         34,513
Royal Dutch Petroleum Co. NY Shares@ ...        13,705        821,443
Shell Transport & Trading Co. PLC@ .....       128,695      1,048,702
Suncor Energy, Inc. ....................         3,174         69,911
Texaco, Inc. ...........................         1,600         84,000
Tosco Corp. ............................         3,325        103,698
Total Fina SA, Class B@ ................        10,188      1,492,804
TXU Corp. ..............................         4,320        171,180
Unocal Corp. ...........................         1,900         67,331
                                                         ------------
                                                           11,115,457
                                                         ------------

FINANCE -- 12.9%
BANKS -- 3.8%
AmSouth Bancorp. .......................         1,048         13,100
Banca Intesa SpA+ ......................        34,597        133,613
Banco Bilbao Vizcaya SA+ ...............         7,332        110,932
Bank of America Corp. ..................        16,847        882,362
Bank of New York Co., Inc. .............         9,640        540,443
Bank of Nova Scotia ....................         7,748        224,889
Bank One Corp. .........................         7,941        306,721
BB&T Corp. .............................         3,600        108,450
Charter One Financial, Inc. ............         4,481        109,224
Chase Manhattan Corp. ..................         7,077        326,869
Comerica, Inc. .........................         4,895        286,052
DBS Group Holdings Ltd. ADR ............        10,141        111,955
Dresdner Bank AG .......................         2,265         99,644
Fifth Third Bancorp. ...................        11,300        608,787
First Tennessee National Corp. .........         1,200         24,525
First Union Corp. ......................         6,935        223,220
Firstar Corp. ..........................        21,394        478,691
Huntington Bancshares, Inc. ............         1,350         19,828
Julius Baer Holdings Ltd., Class B .....            65        337,684
Keppel TatLee Bank Ltd. ................        18,000         32,292
KeyCorp. ...............................         3,100         78,469

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
National City Corp. ....................         7,000   $    154,875
Northern Trust Corp. ...................         2,000        177,750
Overseas Chinese Bank Corp., Ltd. ......         9,400         59,454
PNC Financial Services Group ...........         2,845        184,925
Royal Bank of Scotland Group ...........        14,876        314,162
State Street Corp. .....................         1,800        234,000
Summit Bancorp .........................           970         33,465
SunTrust Banks, Inc. ...................         1,700         84,681
Synovus Financial Corp. ................         2,350         49,791
Toronto-Dominion Bank ..................         4,887        143,306
U.S. Bancorp ...........................         6,950        158,113
Zions Bancorp ..........................           300         15,342

FINANCIAL SERVICES -- 7.3%
Alliance Capital Management Holding
 LP ....................................           500         25,063
Allied Zurich PLC+ .....................        15,336        174,412
American Express Co. ...................        11,200        680,400
American General Corp. .................         4,208        328,224
Associates First Capital Corp., Class
 A .....................................         3,500        133,000
Bear Stearns Cos., Inc. ................           100          6,300
C.I.T. Group, Inc., Class A ............         1,400         24,500
Capital One Financial Corp. ............           800         56,050
Charles Schwab Corp. ...................        13,450        477,475
Citigroup, Inc.@ .......................        42,161      2,279,329
Compagnie Financiere Richemont AG ......           193        581,019
Credit Suisse Group ....................           855        160,035
Dow Jones & Co., Inc. ..................           450         27,225
E*TRADE Group, Inc.+ ...................           500          8,219
Fannie Mae .............................         9,135        653,152
Fleet Boston Financial Corp. ...........         8,038        313,482
Fortis (B) .............................         4,083        125,751
Fortis NV ..............................         3,946        121,008
Freddie Mac ............................         4,565        246,795
Goldman Sachs Group, Inc ...............         2,300        262,056
H&R Block, Inc. ........................           100          3,706
Household International, Inc. ..........         4,320        244,620
ING Groep NV@ ..........................        15,463      1,031,466
Investor AB+ ...........................        31,720        450,315
J.P. Morgan & Co., Inc. ................           100         16,338
Lehman Brothers Holdings, Inc. .........           700        103,425
MBNA Corp. .............................         4,250        163,625
Mellon Financial Corp. .................         3,600        166,950
Merrill Lynch & Co.@ ...................        11,640        768,240
Morgan Stanley, Dean Witter & Co. ......        10,735        981,582
Nikko Securities Co., Ltd. .............        70,000        623,117
Paine Webber Group, Inc. ...............           300         20,438
Providian Financial Corp. ..............           700         88,900
Stilwell Financial, Inc. ...............           400         17,400
Sun Life Financial Services, Inc. ......        10,940        225,361
Svenska Handelsbanken AB ...............         9,529        153,614
T.Rowe Price Associates, Inc. ..........           900         42,244

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
USA Education, Inc. ....................         2,000   $     96,375
Washington Mutual, Inc. ................        12,972        516,448
Wells Fargo & Co. ......................        11,050        507,609

INSURANCE -- 1.8%
Aegon NV ...............................           510         19,268
Aetna, Inc. ............................           300         17,419
AFLAC, Inc. ............................           900         57,656
Allianz AG .............................           608        200,603
Allstate Corp. .........................         5,660        196,685
American International Group,
 Inc.(1) ...............................         8,718        834,204
Aon Corp. ..............................         2,005         78,696
AXA SA de CV ...........................         2,844        371,981
Berkshire Hathaway, Inc., Class B+ .....           100        207,000
Chubb Corp. ............................         1,345        106,423
CIGNA Corp. ............................         4,050        422,820
Cincinnati Financial Corp. .............           300         10,650
CNA Financial Corp.+ ...................           300         11,475
Franklin Resources, Inc. ...............           400         17,772
Hartford Financial Services Group,
 Inc. ..................................         2,080        151,710
Jefferson-Pilot Corp. ..................           200         13,575
John Hancock Financial Services+ .......           300          8,062
Lincoln National Corp. .................         2,735        131,622
MGIC Investment Corp. ..................           900         55,012
Progressive Corp. ......................           200         16,375
Schweizerische
 Rueckversicherungs-Gesellschaft .......            89        170,197
Torchmark Corp. ........................           900         25,031
UnumProvident Corp. ....................           300          8,175
                                                         ------------
                                                           22,705,293
                                                         ------------

HEALTHCARE -- 8.0%
DRUGS -- 5.5%
Abbott Laboratories, Inc. ..............        10,130        481,808
Allergan, Inc. .........................         4,300        363,081
American Home Products Corp. ...........        18,975      1,073,274
Amgen, Inc.+ ...........................         6,300        439,917
Ares Serono Sa .........................           424        518,437
AstraZeneca Group PLC ..................        11,132        583,453
Aventis SA .............................         8,428        627,142
Bristol-Myers Squibb Co. ...............        11,850        676,931
Eisai Co., Ltd.+ .......................         6,000        189,717
Elan Corp. PLC+ ........................         5,535        310,614
Elan Corp. PLC ADR+ ....................           915         50,096
Eli Lilly & Co. ........................         6,500        527,313
Fujisawa Pharmaceutical Co. ............         3,600        132,857
Genentech, Inc.+ .......................         2,300        427,081
Merck & Co., Inc.@ .....................        12,250        911,859
Pfizer, Inc.@ ..........................        28,950      1,300,941
Pharmacia Corp. ........................        14,608        879,219
Takeda Chemical Industries, Ltd.+ ......         3,000        198,618

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES -- 0.3%
HCA Healthcare Co. .....................           600   $     22,275
IMS Health, Inc. .......................         1,900         39,425
Stryker Corp. ..........................           200          8,588
Tenet Healthcare Corp. .................         1,000         36,375
UnitedHealth Group, Inc. ...............         3,150        311,062
Wellpoint Health Networks, Inc.+ .......           500         48,000

MEDICAL PRODUCTS -- 2.2%
Akzo Nobel NV ..........................         9,900        418,208
Bausch & Lomb, Inc. ....................           100          3,894
Baxter International, Inc. .............         7,446        594,284
Becton Dickinson & Co. .................           750         19,828
Boston Scientific Corp.+ ...............         2,000         32,875
Cardinal Health, Inc. ..................           500         44,094
Johnson & Johnson@ .....................        10,675      1,002,783
PE Corp-PE Biosystems Group ............         3,500        407,750
Sanofi-Synthelabo SA ...................        10,275        553,004
Schering-Plough Corp.@ .................        15,535        722,377
St. Jude Medical, Inc.+ ................           100          5,100
                                                         ------------
                                                           13,962,280
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 5.1%
AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
Boeing Co. .............................         6,970        439,110
General Dynamics Corp. .................         1,000         62,813
Lockheed Martin Corp. ..................         3,940        129,862
Rockwell International Corp. ...........         3,130         94,683
United Technologies Corp. ..............         3,565        246,876

BUSINESS SERVICES -- 1.9%
Cendant Corp.+ .........................         3,500         38,062
Convergys Corp.+ .......................         1,100         42,762
Electronic Data Systems Corp. ..........         6,595        273,692
Fiserv, Inc.+ ..........................           300         17,963
General Electric Co.@ ..................        34,500      1,990,219
Republic Services, Inc., Class A+ ......           900         11,813
Service Corp. International ............         8,400         20,475
Solectron Corp.+ .......................           300         13,838
Sumitomo Corp.+ ........................        14,000        121,767
SYSCO Corp. ............................         8,595        398,056
United Parcel Service, Inc., Class B ...           500         28,187
Waste Management, Inc. .................        10,210        178,037
WPP Group PLC ..........................        16,688        199,907

ELECTRICAL EQUIPMENT -- 0.4%
Dover Corp.+ ...........................         1,800         84,487
Emerson Electric Co. ...................         3,300        221,100
Johnson Controls, Inc. .................           500         26,594
NEC Corp.+ .............................        18,283        416,197

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY -- 0.3%
Abb Ltd. ...............................         1,369   $    133,279
Abb Ltd. ...............................           276         27,040
Caterpillar, Inc. ......................         3,393        114,514
Cooper Industries, Inc. ................         2,225         78,431
Danaher Corp. ..........................           300         14,925
Illinois Tool Works, Inc. ..............         1,200         67,050
Ingersoll-Rand Co. .....................           450         15,244
Sandvik Ab .............................         7,142        143,731

MULTI-INDUSTRY -- 1.7%
Avery Dennison Corp. ...................         2,900        134,487
Bouygues SA ............................         2,232        112,631
Honeywell International, Inc. ..........         4,280        152,475
Minnesota Mining & Manufacturing Co. ...         1,895        172,682
Sara Lee Corp.+ ........................         6,550        133,047
Smiths Industries PLC ..................         6,011         62,361
Textron, Inc. ..........................           100          4,613
Tyco International Ltd.@ ...............        42,810      2,220,769

TRANSPORTATION -- 0.2%
AMR Corp.+ .............................           200          6,538
Burlington Northern Santa Fe Corp. .....         7,207        155,401
CSX Corp. ..............................         1,400         30,537
Kansas City Southern Industries,
 Inc. ..................................           100            869
Norfolk Southern Corp. .................           500          7,313
Union Pacific Corp. ....................           900         34,987
                                                         ------------
                                                            8,879,424
                                                         ------------

INFORMATION & ENTERTAINMENT -- 5.0%
BROADCASTING & MEDIA -- 4.5%
Aegis Group PLC ........................        19,601         42,322
ASATSU-DK, Inc. ........................         1,100         37,739
AT&T Corp.- Liberty Media Group, Class
 A+@ ...................................        35,300        635,400
Carlton Communications PLC .............        27,181        212,245
Clear Channel Communications, Inc.+ ....         2,500        141,250
Comcast Corp., Class A+ ................         1,640         67,138
EchoStar Communications Corp., Class
 A+ ....................................         4,700        247,925
EMAP PLC ...............................         8,168        109,804
EMI Group PLC ..........................        17,349        138,550
Fuji Television Network, Inc. ..........             2         25,963
Gannett Co. ............................           300         15,900
Granada Compass PLC+ ...................        48,827        457,091
Granada Media PLC+ .....................         6,587         43,934
Grupo Televisa SA GDR+ .................         1,786        103,030
Havas Advertising ......................         9,925        157,005
Knight Ridder, Inc. ....................           300         15,244
McGraw-Hill Cos., Inc. .................         1,535         97,569
Mediaset SpA ...........................        16,307        243,263
New York Times Co., Class A ............         1,300         51,106
News Corp., Ltd. ADR ...................         8,742        490,098
Nippon Television Network Corp. ........           320        184,265

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Omnicom Group, Inc. ....................         2,200   $    160,463
Publicis SA+ ...........................           305         93,262
Seagram Co., Ltd. ......................         9,765        560,877
Singapore Press Holdings Ltd. ..........         1,000         15,007
Tf1 Tv Francaise .......................         4,384        251,833
The Walt Disney Co. ....................        12,805        489,791
Time Warner, Inc. ......................         5,000        391,250
Tribune Co. ............................         2,100         91,613
USA Networks, Inc.+ ....................           900         19,744
Verizon Communications .................        16,108        780,231
Viacom, Inc., Class B+@ ................        25,254      1,477,359
Wolters Kluwer NV ......................         6,327        128,604

ENTERTAINMENT PRODUCTS -- 0.3%
Eastman Kodak Co. ......................         2,728        111,507
Mattel, Inc. ...........................           200          2,238
SONY Corp. .............................         4,000        406,509

LEISURE & TOURISM -- 0.2%
Carnival Corp. .........................         2,700         66,487
Delta Air Lines, Inc. ..................           500         22,187
McDonald's Corp. .......................         3,700        111,694
MGM Grand, Inc. ........................         1,100         42,006
Royal Caribbean Cruises Ltd. ...........           300          7,722
Southwest Airlines Co. .................         1,600         38,800
Starwood Hotels & Resorts Worldwide,
 Inc. ..................................         1,050         32,813
Tricon Global Restaurants, Inc.+ .......           400         12,250
                                                         ------------
                                                            8,831,088
                                                         ------------

INFORMATION TECHNOLOGY -- 16.0%
COMMUNICATION EQUIPMENT -- 1.2%
3Com Corp.+ ............................           900         17,269
Cisco Systems, Inc.+@ ..................        27,200      1,502,800
Juniper Networks, Inc.+ ................         1,500        328,406
Network Appliance, Inc.+ ...............         2,100        267,487
Venture Manufacturing Ltd. .............         3,000         28,980

COMPUTER SERVICES -- 1.3%
Adobe Systems, Inc. ....................           400         62,100
BEA Systems, Inc.+ .....................         4,400        342,650
Computer Associates International,
 Inc. ..................................         4,845        122,033
DST Systems, Inc.+ .....................           100         11,750
i2 Technologies, Inc.+ .................         2,300        430,244
Misys PLC ..............................        21,699        203,776
SAP AG .................................         1,009        194,391
Sun Microsystems, Inc.+ ................         7,800        910,650
SunGard Data Systems, Inc.+ ............           200          8,563
Unisys Corp.+ ..........................           500          5,625

COMPUTERS & BUSINESS EQUIPMENT -- 3.2%
Apple Computer, Inc.+ ..................         6,350        163,512
Brocade Communications Systems,
 Inc.+ .................................         2,600        613,600

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS
 EQUIPMENT (CONTINUED)
Compaq Computer Corp. ..................         9,595   $    264,630
Computer Sciences Corp.+ ...............           650         48,263
EMC Corp.+ .............................        12,700      1,258,887
Fujitsu Ltd.+ ..........................        15,600        363,077
Hewlett-Packard Co.@ ...................         5,585        541,745
International Business Machines
 Corp.@ ................................         9,111      1,024,987
Lexmark International, Inc.+ ...........         1,300         48,750
Pitney Bowes, Inc. .....................           450         17,747
Quantum Corp.-DLT & Storage Systems ....           500          7,531
Redback Networks, Inc.+ ................         2,755        451,648
Seagate Technology, Inc.+ ..............           970         66,930
VERITAS Software Corp.+ ................         4,800        681,600
Xerox Corp. ............................         6,410         96,551

COMPUTER SOFTWARE -- 1.6%
BMC Software, Inc.+ ....................         5,970        114,176
Microsoft Corp.+@ ......................        15,900        958,969
Oracle Corp.+ ..........................        13,300      1,047,375
Siebel Systems, Inc.+ ..................         5,600        623,350
Synavant, Inc.+ ........................            50            334

ELECTRONICS -- 3.0%
Advanced Micro Devices, Inc.+ ..........         1,100         25,987
Agilent Technologies, Inc.+ ............           140          6,851
American Power Conversion Corp.+ .......           400          7,675
Applied Materials, Inc.+ ...............         7,500        444,844
Arm Holdings+ ..........................        10,559        117,430
AVX Corp. ..............................           200          5,213
C- Mac Industries, Inc.+ ...............           400         22,822
Chartered Semiconductors Manufacturing
 Ltd.+ .................................        31,000        197,855
Conexant Systems, Inc.+ ................           500         20,937
Cypress Semiconductor Corp.+ ...........           250         10,391
Hon Hai Precision Industry Co., Ltd.
 GDR+ ..................................         6,160         77,308
Intel Corp.@ ...........................        25,200      1,047,375
Koninklijke (Royal) Philips Electronics
 NV+ ...................................         9,045        389,844
Linear Technology Corp. ................         8,700        563,325
National Semiconductor Corp.+ ..........           200          8,050
Nintendo Co., Ltd.+ ....................         1,000        182,948
PMC-Sierra, Inc.+ ......................         2,100        452,025
Samsung Electronics Ltd. GDR* ..........         3,976        367,780
SCI Systems, Inc.+ .....................         5,000        205,000
Teradyne, Inc.+ ........................         2,700         94,500
Texas Instruments, Inc. ................         9,300        438,844
The Furukawa Electric Co., Ltd.+ .......         1,000         27,679
Vishay Intertechnology, Inc.+ ..........           300          9,225
Xilinx, Inc.+ ..........................         6,200        530,875

INTERNET CONTENT -- 0.3%
VeriSign, Inc.+ ........................         2,300        465,894

INTERNET SOFTWARE -- 0.3%
America Online, Inc.+ ..................         6,900        370,875
Ariba, Inc.+ ...........................         1,300        186,245

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 5.1%
ADC Telecommunications, Inc.+ ..........         8,500   $    228,570
BCE, Inc. ..............................         2,539         59,349
BCE, Inc. ..............................         2,296         53,390
Cable & Wireless PLC ...................        12,188        173,940
Carso Global Telecom+ ..................        42,913        104,078
China Mobile (Hong Kong) Ltd.+ .........        44,500        296,800
Comverse Technology, Inc.+ .............         3,200        345,600
Corning, Inc. ..........................         2,000        594,000
Deutsche Lufthansa AG ..................         5,795        120,300
JDS Uniphase Corp.+ ....................         5,100        482,906
KDD Corp. ..............................            37          2,628
Korea Telecom Corp. ADR ................         4,440        149,295
Motorola, Inc. .........................         7,800        220,350
Nextel Communications, Inc., Class
 A+ ....................................         6,800        317,900
Nippon Telegraph & Telephone Corp.@ ....            60        589,735
Nippon Telegraph & Telephone Corp.
 ADR ...................................            14        402,430
Nokia Ab Oyj ...........................        26,088      1,058,698
Nortel Networks Corp.@ .................        13,300        792,181
Nortel Networks Corp. ..................         9,291        556,918
QUALCOMM, Inc.+ ........................         4,800        342,000
Scientific-Atlanta, Inc. ...............           100          6,363
Sprint Corp. (PCS Group)+ ..............         7,400        259,462
Telefonaktiebolaget LM Ericsson AB,
 Series B ..............................        17,633        268,667
Vodafone Group PLC@ ....................       361,681      1,350,598
Vodafone Group PLC ADR .................         4,400        162,800
                                                         ------------
                                                           28,047,141
                                                         ------------

MATERIALS -- 1.2%
CHEMICALS -- 0.5%
Air Products & Chemicals, Inc. .........         1,595         57,420
Dow Chemical Co. .......................         7,035        175,435
du Pont (E.I.) de Nemours & Co. ........         8,404        348,241
Eastman Chemical Co. ...................         2,485         91,790
Engelhard Corp. ........................           400          6,500
Hercules, Inc. .........................           100          1,413
PPG Industries, Inc. ...................         2,075         82,352
Praxair, Inc. ..........................           300         11,212
Rhone-Poulenc SA .......................         1,406        105,617
Rohm & Haas Co. ........................         1,000         29,062

FOREST PRODUCTS -- 0.3%
Boise Cascade Corp. ....................           300          7,969
Georgia-Pacific Group ..................           900         21,150
International Paper Co. ................         2,595         74,444
Owens-Illinois, Inc.+ ..................         3,600         33,300
Sealed Air Corp.+ ......................           600         27,150
Smurfit-Stone Container Corp.+ .........           400          4,800
Stora Enso Oyj, Class A ................         1,400         11,692
Stora Enso Oyj, Class R ................        12,441        104,340
Temple-Inland, Inc. ....................         1,390         52,646
Weyerhaeuser Co. .......................         3,725        150,397

                                                                ----------------
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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS -- 0.4%
Alcoa, Inc. ............................         2,000   $     50,625
BOC Group PLC ..........................        17,998        238,224
CSR Ltd. ...............................         8,976         19,728
Freeport-McMoRan Copper & Gold, Inc.,
 Class A+ ..............................         3,045         25,121
Freeport-McMoRan Copper & Gold, Inc.,
 Class B+ ..............................         2,375         20,930
Lafarge SA .............................         2,911        200,662
Pohang Iron & Steel Co., Ltd. ADR ......         3,900         72,638
Rio Tintro PLC .........................         4,545         65,939
SKF AB, Series A+ ......................         2,976         37,142
Vulcan Materials Co. ...................           200          8,038
                                                         ------------
                                                            2,135,977
                                                         ------------

REAL ESTATE -- 0.3%
REAL ESTATE COMPANIES -- 0.3%
Cheung Kong (Holdings) Ltd. ............        38,000        458,154

REAL ESTATE INVESTMENT TRUSTS -- 0.0%
Equity Residential Properties Trust ....           200          9,600
                                                         ------------
                                                              467,754
                                                         ------------

UTILITIES -- 3.6%
ELECTRIC UTILITIES -- 1.1%
CMS Energy Corp. .......................           200          5,388
Consolidated Edison, Inc. ..............         4,500        153,562
CP&L Energy, Inc. ......................         3,905        162,790
Dominion Resources, Inc.+ ..............         1,287         74,726
Duke Energy Corp. ......................         3,500        300,125
Edison International ...................         5,250        101,391
Entergy Corp. ..........................         6,336        236,016
FirstEnergy Corp. ......................         2,600         70,038
Hong Kong Electric Holdings Ltd. .......        28,500         88,097
Korea Electric Power Corp. ADR .........         8,800        114,950
NiSource, Inc. .........................         2,550         62,156
Pacific Gas & Electric Corp. ...........         2,000         48,375
Public Service Enterprise Group,
 Inc. ..................................         1,490         66,584
Reliant Energy, Inc. ...................         2,200        102,300
ScottishPower PLC ......................        32,012        248,548
Sempra Energy ..........................         2,214         46,079
Unicom Corp. ...........................           400         22,475

GAS & PIPELINE UTILITIES -- 0.2%
El Paso Energy Corp. ...................         2,175        134,035
Hong Kong & China Gas Co., Ltd.+ .......        30,000         37,517
Williams Cos., Inc. ....................         2,149         90,795
Williams PLC ...........................        12,104         59,072

TELEPHONE -- 2.3%
ALLTEL Corp. ...........................         2,900        151,344
AT&T Corp. .............................        16,559        486,420
BellSouth Corp. ........................        12,365        497,691
CenturyTel, Inc. .......................           300          8,175

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78

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
SBC Communications, Inc.@ ..............        23,770   $  1,188,500
Sprint Corp. ...........................        17,283        506,608
Telefonica SA ..........................        26,197        519,753
Telefonica SA ADR ......................         1,601         95,160
Telefonos de Mexico SA ADR .............         6,542        347,953
WorldCom, Inc.+ ........................        11,450        347,794
                                                         ------------
                                                            6,374,417
                                                         ------------
TOTAL COMMON STOCK (cost
 $106,021,409) .........................                  113,979,547
                                                         ------------

PREFERRED STOCK -- 0.3%
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
RETAIL -- 0.0%
Kmart Financing I Convertible 7.75% ....         1,005         31,281

INFORMATION TECHNOLOGY -- 0.3%
COMPUTER SERVICES -- 0.2%
SAP AG .................................         1,392        344,512

ELECTRONICS -- 0.1%
Hon Hai Precision Industries Co.,
 Ltd.# .................................         8,000         71,130
                                                         ------------
                                                              415,642
                                                         ------------
TOTAL PREFERRED STOCK (cost $459,584)...                      446,923
                                                         ------------

BONDS & NOTES -- 19.4%                      PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.2%
AUTOMOTIVE -- 0.2%
DaimlerChrysler AG, Series B 7.45%
 2097 ..................................  $     25,000         22,663
Delphi Automotive Systems Corp. 6.13%
 2004 ..................................       110,000        104,982
Visteon Corp. 8.25% 2010 ...............       165,000        164,741

RETAIL -- 0.0%
Federated Department Stores, Inc. 7.45%
 2017 ..................................        85,000         73,902
                                                         ------------
                                                              366,288
                                                         ------------

CONSUMER STAPLES -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.1%
Fortune Brands, Inc. 7.13% 2004* .......        80,000         79,431

HOUSEHOLD PRODUCTS -- 0.1%
Procter & Gamble Co. 6.88% 2009 ........       210,000        208,251
                                                         ------------
                                                              287,682
                                                         ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
ENERGY -- 0.3%
ENERGY SERVICES -- 0.1%
CMS Panhandle Holding Co. 6.13% 2004 ...  $     60,000   $     57,460
Petroleum Geo-Services 7.50% 2007 ......       100,000         98,488

ENERGY SOURCES -- 0.2%
Conoco, Inc. 5.90% 2004 ................        35,000         33,946
Phillips Petroleum Co. 8.50% 2005 ......       180,000        190,271
Union Pacific Resources Group, Inc.
 7.30% 2009 ............................       115,000        113,700
                                                         ------------
                                                              493,865
                                                         ------------

FINANCE -- 5.2%
BANKS -- 1.0%
Bank of America Corp. 5.88% 2009 .......       205,000        186,320
Bank of America Corp. 6.88% 2005 .......        45,000         44,548
Bank One Corp. 6.40% 2002 ..............       260,000        258,256
Bank One Corp. 7.63% 2005 ..............       115,000        117,301
Citicorp, Series F 6.38% 2008 ..........        40,000         37,992
First Union Corp. 8.05% 2002 ...........        20,000         20,266
First Union National Bank 7.88% 2010 ...        75,000         75,901
Fleet National Bank 6.77% 2002(#) ......       400,000        399,880
Lehman Brothers Holdings, Inc. 6.63%
 2002 ..................................       265,000        262,530
Merita Bank Ltd. 6.50% 2006 ............        10,000          9,609
National Westminster Bank PLC 7.38%
 2009 ..................................       135,000        133,727
Norwest Corp., Series J 6.75% 2027 .....        25,000         21,757
St. Paul Bancorp. 7.13% 2004 ...........       100,000         97,486
Wilmington Trust Corp. 6.63% 2008 ......       105,000         97,801

FINANCIAL SERVICES -- 4.1%
Advanta Mortgage Loan Trust 7.05%
 2021 ..................................         2,083          2,074
Associates Corp. NA 6.50% 2002 .........       240,000        238,658
Citigroup, Inc. 6.63% 2028 .............         5,000          4,392
Commercial Mortgage Asset Trust 6.64%
 2010 ..................................       455,000        438,550
Conseco Finance 7.96% 2032 .............       180,000        179,972
Conseco Finance Securitizations Co.
 7.73% 2032# ...........................       495,000        501,029
Conseco Finance Securitizations Co.
 8.31% 2032# ...........................       175,000        178,609
DLJ Commercial Mortgage Corp. 6.11%
 2007 ..................................       284,032        275,717
FINOVA Capital Corp. 7.25% 2004 ........        70,000         52,500
FINOVA Capital Corp. 7.40% 2007 ........        50,000         34,000
First Union Institute Capital I 8.04%
 2026 ..................................       125,000        111,642
Ford Motor Credit Co. 5.80% 2009 .......        65,000         57,511
Ford Motor Credit Co. 6.55% 2002 .......        60,000         59,456
Ford Motor Credit Co. 7.38% 2009 .......       125,000        122,128
Ford Motor Credit Co. 8.00% 2002 .......        40,000         40,568
General Motors Acceptance Corp. 5.75%
 2003 ..................................       250,000        241,147
General Motors Acceptance Corp. 6.63%
 2002 ..................................        40,000         39,728
Goldman Sachs Group, Inc., Series B
 7.35% 2009 ............................       155,000        153,289
GS Mortgage Securities Corp. II 6.62%
 2030 ..................................       821,000        795,775
Harley-Davidson Eaglemark Motorcycle
 Trust 6.20% 2003 ......................        56,493         56,369
Heller Financial, Inc. 6.00% 2004 ......        90,000         86,453
Household Finance Corp. 8.00% 2005 .....       380,000        392,616
LB Commercial Conduit Mortgage Trust
 6.78% 2009 ............................     1,480,000      1,448,785
Merrill Lynch Mortgage Investors, Inc.
 6.22% 2030 ............................       728,661        713,840
Morgan Stanley Capital I, Inc. 6.19%
 2007 ..................................        25,292         24,771

----------------
80

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Mortgage Capital Funding, Inc. 6.42%
 2007 ..................................  $     41,682   $     40,933
PaineWebber Group, Inc., Series C 6.65%
 2002 ..................................       135,000        134,317
Peco Energy Transition Trust 7.63%
 2010# .................................       497,500        513,032
PNC Mortgage Securities Corp. zero
 coupon 2027 ...........................         7,579          7,482
PP&L Capital Funding, Inc. 7.75%
 2002 ..................................       225,000        225,931
Sprint Capital Corp. 5.70% 2003 ........        45,000         43,036
Sprint Capital Corp. 6.13% 2008 ........        20,000         18,066
Sprint Capital Corp. 6.90% 2019 ........        50,000         43,896

INSURANCE -- 0.1%
Hartford Life 7.10% 2007 ...............        75,000         73,235
Hartford Life 7.65% 2027 ...............        20,000         19,300
                                                         ------------
                                                            9,132,181
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 0.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
Boeing Co. 6.63% 2038 ..................       260,000        228,181
Lockheed Martin Corp. 7.25% 2006 .......       185,000        183,511
Lockheed Martin Corp. 8.50% 2029 .......       155,000        163,328
Raytheon Co. 6.45% 2002 ................       235,000        231,069

BUSINESS SERVICES -- 0.0%
Hertz Corp. 7.00% 2028 .................        65,000         56,106

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA 6.25%
 2003(2) ...............................        25,000         24,352

TRANSPORTATION -- 0.2%
CSX Corp. 7.24% 2002(2)# ...............       150,000        149,911
Union Pacific Corp. 7.38% 2009 .........       150,000        147,344
                                                         ------------
                                                            1,183,802
                                                         ------------

INFORMATION & ENTERTAINMENT -- 0.4%
BROADCASTING & MEDIA -- 0.4%
News America Holdings, Inc. 7.70%
 2025 ..................................        65,000         59,828
TCI Communciations, Inc. 8.65% 2004 ....       215,000        225,724
Time Warner Entertainment Co. 8.38%
 2033 ..................................       170,000        174,971
Time Warner Entertainment Co. 9.63%
 2002 ..................................       165,000        171,227

LEISURE & TOURISM -- 0.0%
Continental Airlines, Inc. 6.54%
 2009 ..................................        53,830         51,444
Continental Airlines, Inc. 6.80%
 2007 ..................................        25,716         24,766
                                                         ------------
                                                              707,960
                                                         ------------

INFORMATION TECHNOLOGY -- 0.3%
COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
International Business Machines Corp.
 6.50% 2028 ............................       295,000        260,771

TELECOMMUNICATIONS -- 0.1%
Koninklijke KPN NV 8.38% 2030* .........       235,000        234,415
                                                         ------------
                                                              495,186
                                                         ------------

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
MATERIALS -- 0.4%
CHEMICALS -- 0.1%
Du Pont E.I. De Nemours & Co. 6.88%
 2009 ..................................  $    205,000   $    201,518
Union Carbide Corp. 6.25% 2003 .........        45,000         44,221

FOREST PRODUCTS -- 0.2%
International Paper Co. 7.67%
 2002*(2)# .............................       175,000        175,665
International Paper Co. 8.13% 2005* ....       215,000        222,078

METALS & MINERALS -- 0.1%
Alcoa, Inc. 7.38% 2010 .................       165,000        166,387
                                                         ------------
                                                              809,869
                                                         ------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.1%
FOREIGN GOVERNMENT -- 0.1%
Province of Ontario 5.50% 2008 .........       160,000        146,688
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 11.1%
U.S. GOVERNMENT & AGENCIES -- 11.1%
Federal Home Loan Mortgage Corp. 8.50%
 2028 ..................................        75,142         77,255
Federal Home Loan Mortgage Corp. 9.00%
 2024 ..................................       182,867        192,581
Federal National Mortgage Association
 5.75% 2003 ............................       105,000        103,081
Federal National Mortgage Association
 6.00% 2008@ ...........................     1,045,000        998,299
Federal National Mortgage Association
 6.00% 2014 ............................       211,881        203,868
Federal National Mortgage Association
 6.00% 2014 ............................        29,111         28,010
Federal National Mortgage Association
 6.00% 2014 ............................       139,943        134,923
Federal National Mortgage Association
 6.00% 2029 ............................     1,196,753      1,117,851
Federal National Mortgage Association
 6.00% 2029 ............................        55,214         51,574
Federal National Mortgage Association
 6.50% 2004 ............................       245,000        244,853
Federal National Mortgage Association
 7.00% 2028 ............................       343,576        337,993
Federal National Mortgage Association
 7.00% 2030 ............................       152,895        149,741
Federal National Mortgage Association
 7.30% 2010 ............................       395,000        403,270
Federal National Mortgage Association
 7.50% 2008 ............................       114,962        115,905
Federal National Mortgage Association
 7.50% 2015 ............................     1,738,544      1,751,027
Federal National Mortgage Association
 7.50% 2015 ............................       365,702        368,328
Federal National Mortgage Association
 7.50% 2030 ............................     1,005,000      1,002,487
Federal National Mortgage Association
 7.50% TBA .............................       349,966        352,479
Federal National Mortgage Association
 8.00% 2025 ............................       289,905        295,071
Federal National Mortgage Association
 8.00% TBA .............................     1,000,000      1,013,130
Federal National Mortgage Association
 9.00% 2026 ............................        10,146         10,488
Federal National Mortgage Association
 9.00% 2026 ............................        15,822         16,356
Government National Mortgage Association
 6.50% 2028 ............................        66,088         63,651
Government National Mortgage Association
 7.00% 2025 ............................        30,623         30,212
Government National Mortgage Association
 7.00% 2026 ............................       131,890        130,036
Government National Mortgage Association
 7.00% 2027 ............................       103,924        102,527
Government National Mortgage Association
 7.00% 2027 ............................        74,905         73,806
Government National Mortgage Association
 7.00% 2028 ............................       105,836        104,282
Government National Mortgage Association
 7.50% 2023 ............................        40,619         40,860
Government National Mortgage Association
 8.00% 2022 ............................       100,106        102,263
Government National Mortgage Association
 8.00% 2023 ............................       397,551        405,995
Government National Mortgage Association
 8.00% 2026 ............................       119,506        121,535
Government National Mortgage Association
 8.00% TBA .............................     2,435,000      2,478,367
Government National Mortgage Association
 9.00% 2009 ............................        65,183         67,614
Government National Mortgage Association
 9.00% 2017 ............................       215,458        226,431

----------------
82

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
Government National Mortgage Association
 9.00% 2017 ............................  $    211,039   $    221,787
Government National Mortgage Association
 9.00% 2017 ............................       157,249        165,651
Government National Mortgage Association
 9.00% 2025 ............................       178,249        184,821
Government National Mortgage Association
 9.00% 2029 ............................       244,976        254,008
Government National Mortgage Association
 9.50% 2017 ............................        42,540         44,769
Government National Mortgage Association
 10.00% 2025 ...........................        59,589         62,980
United States Treasury Bonds 6.13%
 2027@ .................................       275,000        277,536
United States Treasury Bonds 6.25%
 2030 ..................................     1,030,000      1,082,468
United States Treasury Bonds 6.50%
 2026@ .................................     1,620,000      1,711,627
United States Treasury Notes 5.75%
 2010 ..................................       220,000        134,452
United States Treasury Notes 6.13%
 2001@ .................................       460,000        459,499
United States Treasury Notes 6.38%
 2002 ..................................       730,000        731,599
United States Treasury Notes 6.75%
 2005 ..................................     1,240,000      1,284,565
                                                         ------------
                                                           19,531,911
                                                         ------------

UTILITIES -- 0.5%
ELECTRIC UTILITIES -- 0.4%
Arizona Public Services Co. 6.75%
 2006 ..................................       160,000        153,882
Dominion Resources, Inc. 7.63% 2005 ....       200,000        202,276
NRG Northeast Generating LLC, Series A
 8.07% 2004* ...........................       120,000        120,660
TXU Corp. 5.94% 2001(2) ................       205,000        202,677

GAS & PIPELINE UTILITIES -- 0.1%
Kinder Morgan, Inc. 6.45% 2003 .........       150,000        147,294

TELEPHONE -- 0.0%
GTE Corp. 6.46% 2008 ...................        50,000         47,349
MCI Worldcom, Inc. 6.40% 2005 ..........        70,000         67,814
                                                         ------------
                                                              941,952
                                                         ------------
TOTAL BONDS & NOTES (cost
 $34,018,209) ..........................                   34,097,384
                                                         ------------

WARRANTS -- 0.0%+
                                            WARRANTS
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 0.0%
BROADCASTING & MEDIA -- 0.0%
Tokyo Broadcasting Corp. 11/17/00# .....         1,600         64,576
                                                         ------------

UTILITIES -- 0.0%
ELECTRIC UTILITIES -- 0.0%
Korea Electric Power Corp. 4/27/01# ....           300          7,830
                                                         ------------
TOTAL WARRANTS (cost $56,919) ..........                       72,406
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
 $140,556,121) .........................                  148,596,260
                                                         ------------

                                                                ----------------

SHORT-TERM SECURITIES -- 2.0%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 2.0%
Capital One Bank 6.58% due 4/17/01 .....  $    190,000   $    189,365
Daimlerchrysler AG 6.51% due
 10/16/00 ..............................     2,500,000      2,493,219
Lehman Brothers Holdings, Inc. 3.40% due
 1/31/01 ...............................       345,000        337,520
PP&L Capital Funding, Inc., Series A
 5.90% due 10/16/00 ....................        40,000         39,989
Southern California Edison Co. 5.88% due
 1/15/01 ...............................       100,000         99,631
Svenska Handelsbanken New York 7.07% due
 7/23/01 ...............................       340,000        340,660
Tokyo Broadcasting Corp. 3.15% due
 10/30/00# .............................         2,700        111,071
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
 $3,574,108) ...........................                    3,611,455
                                                         ------------

REPURCHASE AGREEMENT -- 16.1%
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 16.1%
Agrement with J.P. Morgan & Co., Inc.,
 bearing interest at 6.44% dated 9/29/00
 to be repurchased 10/2/00 in the amount
 of $28,245,150 and collateralized by
 $28,230,000 of U.S. Treasury Notes,
 bearing interest at 8.75% due 8/15/20
 and having an approximate value of
 $28,808,701 (cost $28,230,000)@ .......    28,230,000     28,230,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $172,360,229)                         102.7%      180,437,715
Liabilities in excess of other assets --       (2.7)       (4,799,685)
                                           --------      ------------
NET ASSETS --                                 100.0%     $175,638,030
                                           ========      ============

-------------
+   Non-income producing securities
#  Fair valued security; see Note 2
*  Resale restricted to qualified institutional buyers
(1) Security represents an investment in an affiliated company; see Note 7
(2) Variable rate security; rate as of September 30, 2000
ADR  -- American Depository Receipt
GDR  -- Global Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------------
                                                                                     VALUE AS OF    UNREALIZED
NUMBER OF                                                               VALUE AT    SEPTEMBER 30,  APPRECIATION/
CONTRACTS        DESCRIPTION                          EXPIRATION DATE  TRADE DATE       2000       DEPRECIATION
----------------------------------------------------------------------------------------------------------------
       12 Short  CAC-40 10 Euro Index                  October 2000       $670,653      $666,376         $4,277
        1 Short  Milan MIB 30 Index                   December 2000        214,929       201,607         13,322
        3 Short  German Stock Index                   December 2000        483,945       454,973         28,972
       36 Short  FTSE 100 Index                       December 2000      3,533,553     3,383,577        149,976
        53 Long  Standard & Poors 500 Index           December 2000     20,034,071    19,261,525       (772,546)
        22 Long  Tokyo Price Index                    December 2000      3,036,842     2,992,782        (44,060)
      181 Short  U.S. 10 Year Note                    December 2000     18,122,446    18,139,594        (17,148)
        88 Long  OML London Exchange Autoliv, Inc.    December 2000      3,952,634     3,953,463            829
                                                                                                   ------------
                 Net Unrealized Depreciation.....................................................     $(636,378)
                                                                                                   ============

See Notes to Financial Statements

----------------
84

------------------

SEASONS SERIES TRUST
STOCK PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 95.0%
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.2%
HOUSING -- 0.3%
Lowe's Cos., Inc. ..........................................           9,600   $    430,800

RETAIL -- 5.9%
Circuit City Stores, Inc. ..................................          10,500        241,500
CVS Corp. ..................................................          31,614      1,464,123
Home Depot, Inc. ...........................................          28,300      1,501,669
Kroger Co.+ ................................................          57,800      1,304,113
Safeway, Inc.+ .............................................          36,000      1,680,750
Target Corp. ...............................................          20,100        515,063
Wal-Mart de Mexico SA de CV ADR+ ...........................          22,500        470,774
Wal-Mart Stores, Inc. ......................................          30,500      1,467,812
                                                                               ------------
                                                                                  9,076,604
                                                                               ------------

CONSUMER STAPLES -- 2.7%
FOOD, BEVERAGE & TOBACCO -- 2.4%
Coca-Cola Co. ..............................................          22,200      1,223,775
PepsiCo, Inc. ..............................................          27,200      1,251,200
Philip Morris Cos., Inc. ...................................          34,300      1,009,706

HOUSEHOLD PRODUCTS -- 0.3%
Gillette Co. ...............................................          12,200        376,675
Kimberly-Clark Corp. .......................................           2,700        150,694
                                                                               ------------
                                                                                  4,012,050
                                                                               ------------

ENERGY -- 4.7%
ENERGY SERVICES -- 1.3%
Baker Hughes, Inc. .........................................          51,100      1,897,088

ENERGY SOURCES -- 3.4%
Chevron Corp. ..............................................          19,400      1,653,850
Exxon Mobil Corp. ..........................................          19,117      1,703,802
Royal Dutch Petroleum Co. NY Shares ........................          28,100      1,684,244
                                                                               ------------
                                                                                  6,938,984
                                                                               ------------

FINANCE -- 18.6%
BANKS -- 2.7%
Bank of New York Co., Inc. .................................          27,000      1,513,687
Chase Manhattan Corp. ......................................          10,750        496,516
Firstar Corp. ..............................................          53,600      1,199,300
State Street Corp. .........................................           6,100        793,000

FINANCIAL SERVICES -- 13.0%
Ambac Financial Group, Inc. ................................           6,500        476,125
Associates First Capital Corp., Class A ....................          32,400      1,231,200
AXA Financial, Inc. ........................................          11,700        595,969

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Capital One Financial Corp. ................................          19,900   $  1,394,244
Citigroup, Inc. ............................................          54,933      2,969,815
Concord EFS, Inc.+ .........................................          28,500      1,012,195
Fannie Mae .................................................          32,300      2,309,450
Freddie Mac ................................................          67,400      3,643,813
Mellon Financial Corp. .....................................          24,800      1,150,100
Morgan Stanley, Dean Witter & Co. ..........................          13,200      1,206,975
Providian Financial Corp. ..................................           8,100      1,028,700
Stilwell Financial, Inc. ...................................          21,600        939,600
Wells Fargo & Co. ..........................................          25,100      1,153,031

INSURANCE -- 2.9%
ACE Ltd. ...................................................          46,800      1,836,900
Fairfax Financial Holdings Ltd.+ ...........................           2,465        307,859
Hartford Financial Services Group, Inc. ....................          15,000      1,094,062
Loews Corp. ................................................           4,700        391,863
Mutual Risk Management Ltd. ................................          11,500        252,281
PartnerRe Ltd. .............................................           5,800        275,138
                                                                               ------------
                                                                                 27,271,823
                                                                               ------------

HEALTHCARE -- 12.3%
DRUGS -- 6.2%
American Home Products Corp. ...............................          24,500      1,385,781
Amgen, Inc.+ ...............................................           4,700        328,192
Bristol-Myers Squibb Co. ...................................           8,300        474,138
Genentech, Inc.+ ...........................................           4,500        835,594
Merck & Co., Inc. ..........................................          10,800        803,925
Pfizer, Inc. ...............................................          90,350      4,060,103
Pharmacia Corp. ............................................          21,079      1,268,692

HEALTH SERVICES -- 2.0%
UnitedHealth Group, Inc. ...................................          15,200      1,501,000
Wellpoint Health Networks, Inc.+ ...........................          14,800      1,420,800

MEDICAL PRODUCTS -- 4.1%
Baxter International, Inc. .................................          23,400      1,867,612
Johnson & Johnson ..........................................          16,500      1,549,969
MedImmune, Inc.+ ...........................................          14,500      1,120,125
PE Corp-PE Biosystems Group ................................           5,800        675,700
Schering-Plough Corp. ......................................          18,000        837,000
                                                                               ------------
                                                                                 18,128,631
                                                                               ------------

INDUSTRIAL & COMMERCIAL -- 9.7%
AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
United Technologies Corp. ..................................          12,800        886,400

BUSINESS SERVICES -- 7.1%
First Data Corp. ...........................................          50,900      1,988,281
General Electric Co. .......................................          52,700      3,040,131
Hutchison Whampoa Ltd. .....................................          96,230      1,277,471
Randstad Holding N.V.+ .....................................          24,700        619,933

----------------
86

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Solectron Corp.+ ...........................................          41,400   $  1,909,575
SYSCO Corp. ................................................          14,700        680,794
Waters Corp.+ ..............................................          11,100        987,900

MACHINERY -- 0.7%
Danaher Corp. ..............................................          19,700        980,075

MULTI-INDUSTRY -- 1.3%
Tyco International Ltd. ....................................          35,592      1,846,335
                                                                               ------------
                                                                                 14,216,895
                                                                               ------------

INFORMATION & ENTERTAINMENT -- 6.0%
BROADCASTING & MEDIA -- 4.7%
AT&T Corp. -- Liberty Media Group, Class A+ ................          51,100        919,800
Clear Channel Communications, Inc.+ ........................          10,400        587,600
Comcast Corp., Class A+ ....................................          42,500      1,739,844
Granada Compass PLC+ .......................................          12,100        113,273
Infinity Broadcasting Corp., Class A+ ......................          16,900        557,700
Omnicom Group, Inc. ........................................          11,900        867,956
The Walt Disney Co. ........................................          12,400        474,300
Time Warner, Inc. ..........................................           2,200        172,150
Viacom, Inc., Class B+ .....................................          26,610      1,556,685

ENTERTAINMENT PRODUCTS -- 0.8%
SONY Corp. .................................................          11,000      1,117,901

LEISURE & TOURISM -- 0.5%
McDonald's Corp. ...........................................           5,600        169,050
Starwood Hotels & Resorts Worldwide, Inc. ..................          18,400        575,000
                                                                               ------------
                                                                                  8,851,259
                                                                               ------------

INFORMATION TECHNOLOGY -- 33.2%
COMMUNICATION EQUIPMENT -- 3.8%
Cisco Systems, Inc.+ .......................................          72,800      4,022,200
Juniper Networks, Inc.+ ....................................           3,300        722,494
SDL, Inc.+ .................................................           2,500        770,000

COMPUTER SERVICES -- 1.6%
Automatic Data Processing, Inc. ............................          24,500      1,638,437
Sun Microsystems, Inc.+ ....................................           6,300        735,525

COMPUTERS & BUSINESS EQUIPMENT -- 2.5%
Dell Computer Corp.+ .......................................          53,700      1,654,631
Hewlett-Packard Co. ........................................           9,500        921,500
SanDisk Corp.+ .............................................           5,000        333,750
VERITAS Software Corp.+ ....................................           5,275        749,050

COMPUTER SOFTWARE -- 5.0%
Electronic Arts, Inc.+ .....................................          13,600        671,500
Microsoft Corp.+ ...........................................          57,300      3,455,906
Oracle Corp.+ ..............................................          22,800      1,795,500
Siebel Systems, Inc.+ ......................................          13,300      1,480,456

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 8.7%
Altera Corp.+ ..............................................          25,400   $  1,212,850
Analog Devices, Inc.+ ......................................          12,900      1,065,056
Applied Materials, Inc.+ ...................................          19,400      1,150,663
Applied Micro Circuits Corp.+ ..............................           2,700        559,069
Flextronics International Ltd.+ ............................          16,900      1,387,912
Intel Corp. ................................................          37,700      1,566,906
KLA-Tencor Corp.+ ..........................................           8,400        345,975
Koninklijke (Royal) Philips Electronics N.V.+ ..............          34,801      1,499,940
LSI Logic Corp.+ ...........................................          37,000      1,082,250
Maxim Integrated Products, Inc.+ ...........................          11,800        949,163
PMC-Sierra, Inc.+ ..........................................           2,000        430,500
Samsung Electronics ........................................           3,300        597,767
Texas Instruments, Inc. ....................................          17,200        811,625
The Furukawa Electric Co., Ltd.+ ...........................           3,300         91,339

INTERNET CONTENT -- 0.7%
Exodus Communications, Inc.+ ...............................          19,700        972,688

INTERNET SOFTWARE -- 2.5%
America Online, Inc.+ ......................................          31,600      1,698,500
Ariba, Inc.+ ...............................................           8,000      1,146,125
Macromedia, Inc.+ ..........................................           9,900        800,044

TELECOMMUNICATIONS -- 8.4%
China Mobile (Hong Kong) Ltd.+ .............................          48,000        320,144
China Unicom ADR+ ..........................................          19,400        423,163
Corning, Inc. ..............................................           7,100      2,108,700
JDS Uniphase Corp.+ ........................................           8,400        795,375
Motorola, Inc. .............................................          24,900        703,425
Nextel Communications, Inc., Class A+ ......................          31,800      1,486,650
NEXTLINK Communications, Inc., Class A+ ....................          22,800        802,275
Nokia Corp. ADR ............................................          21,600        859,950
Nortel Networks Corp. ......................................          28,900      1,721,356
Sprint Corp. (PCS Group)+ ..................................          31,300      1,097,456
Telefonaktiebolaget LM Ericsson AB, Series B ...............           9,100        138,653
Vodafone Group PLC .........................................         444,166      1,658,615
Vodafone Group PLC ADR .....................................           7,800        288,600
                                                                               ------------
                                                                                 48,723,683
                                                                               ------------

UTILITIES -- 1.6%
GAS & PIPELINE UTILITIES -- 0.3%
El Paso Energy Corp. .......................................           8,600        529,975

TELEPHONE -- 1.3%
SBC Communications, Inc. ...................................          10,100        505,000
WorldCom, Inc.+ ............................................          45,260      1,374,773
                                                                               ------------
                                                                                  2,409,748
                                                                               ------------
TOTAL INVESTMENT SECURITIES (cost $115,993,776) ............                    139,629,677
                                                                               ------------

----------------
88

SHORT-TERM SECURITIES -- 5.0%
                                                                    SHARES        VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.0%
T. Rowe Price Reserve Investment Fund (cost $7,316,870) ....       7,316,870   $  7,316,870
                                                                               ------------

TOTAL INVESTMENTS --
  (cost $123,310,646)                    100.0%                                 146,946,547
Other assets less liabilities --           0.0                                       40,204
                                         -----                                 ------------
NET ASSETS --                            100.0%                                $146,986,751
                                         =====                                 ============

-------------
+ Non-income producing securities
ADR -- American Depository Receipt

See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
LARGE CAP
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 91.0%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.7%
AUTOMOTIVE -- 0.5%
Ford Motor Co. .......................................         1,243   $     31,463
General Motors Corp. .................................           451         29,315
General Motors Corp., Class H+ .......................         1,874         69,675
Harley-Davidson, Inc.+ ...............................           368         17,618

RETAIL -- 4.2%
Bed Bath & Beyond, Inc.+ .............................           338          8,244
Best Buy Co., Inc.+ ..................................           255         16,224
CVS Corp. ............................................           500         23,156
Gap, Inc. ............................................         4,826         97,123
Home Depot, Inc. .....................................         7,199        381,997
Kohl's Corp.+ ........................................           387         22,325
Radioshack Corp. .....................................           729         47,112
Wal-Mart Stores, Inc. ................................         9,112        438,515
Walgreen Co. .........................................         3,898        147,881
                                                                       ------------
                                                                          1,330,648
                                                                       ------------

CONSUMER STAPLES -- 3.8%
FOOD, BEVERAGE & TOBACCO -- 2.6%
Anheuser-Busch Cos., Inc. ............................         1,110         46,967
Bestfoods ............................................           359         26,117
Campbell Soup Co. ....................................           513         13,274
Coca-Cola Co. ........................................         4,652        256,442
General Mills, Inc. ..................................           361         12,816
Heinz (H.J.) Co. .....................................           420         15,566
Kellogg Co. ..........................................           451         10,909
Nabisco Group Holdings Corp. .........................         1,900         54,150
PepsiCo, Inc. ........................................         3,974        182,804
Philip Morris Cos., Inc. .............................         2,400         70,650
Quaker Oats Co. ......................................           162         12,818
UST, Inc. ............................................           213          4,872
Wrigley (WM.) Jr. Co. ................................           621         46,497

HOUSEHOLD PRODUCTS -- 1.2%
Avon Products, Inc. ..................................         1,082         44,227
Colgate-Palmolive Co. ................................         2,604        122,909
Energizer Holdings, Inc.+ ............................         1,733         42,458
Gillette Co. .........................................         1,855         57,273
Kimberly-Clark Corp. .................................           300         16,744
Procter & Gamble Co. .................................           700         46,900
Tupperware Corp. .....................................            60          1,080
                                                                       ------------
                                                                          1,085,473
                                                                       ------------

----------------
90

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY -- 3.9%
ENERGY SERVICES -- 0.4%
Schlumberger Ltd. ....................................         1,500   $    123,469

ENERGY SOURCES -- 3.5%
Chevron Corp. ........................................           500         42,625
Enron Corp. ..........................................         6,740        590,592
Exxon Mobil Corp. ....................................         2,592        231,012
Royal Dutch Petroleum Co. NY Shares ..................         1,600         95,900
Texaco, Inc. .........................................           400         21,000
Unocal Corp. .........................................           300         10,631
                                                                       ------------
                                                                          1,115,229
                                                                       ------------

FINANCE -- 6.3%
BANKS -- 1.7%
Bank of America Corp. ................................         1,300         68,087
Bank of New York Co., Inc. ...........................           600         33,638
Chase Manhattan Corp. ................................           300         13,856
Fifth Third Bancorp. .................................         3,020        162,702
Firstar Corp. ........................................         5,005        111,987
State Street Corp. ...................................           800        104,000

FINANCIAL SERVICES -- 4.2%
Ambac Financial Group, Inc. ..........................           900         65,925
American Express Co. .................................         2,605        158,254
Charles Schwab Corp. .................................         3,502        124,321
Citigroup, Inc. ......................................         3,566        192,787
Crown Castle International Corp.(1) ..................           800         24,850
Dow Jones & Co., Inc. ................................           107          6,473
Dun & Bradstreet Corp. ...............................           191          6,577
E*TRADE Group, Inc.+ .................................         6,285        103,310
Fannie Mae ...........................................         1,900        135,850
Freddie Mac ..........................................         2,300        124,344
MBNA Corp. ...........................................         3,000        115,500
Merrill Lynch & Co. ..................................           400         26,400
Providian Financial Corp. ............................           184         23,368
Stilwell Financial, Inc. .............................           266         11,571
USA Education, Inc. ..................................           197          9,493
Wells Fargo & Co. ....................................         1,300         59,719

INSURANCE -- 0.4%
Equifax, Inc. ........................................           126          3,394
MetLife, Inc.+ .......................................         3,800         99,513
                                                                       ------------
                                                                          1,785,919
                                                                       ------------

HEALTHCARE -- 9.3%
DRUGS -- 6.4%
Abbott Laboratories, Inc. ............................         1,898         90,274
Allergan, Inc. .......................................           170         14,354
ALZA Corp.+ ..........................................           126         10,899
American Home Products Corp. .........................         2,395        135,467
Amgen, Inc.+ .........................................         1,960        136,863
Biogen, Inc.+ ........................................           178         10,858

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Bristol-Myers Squibb Co. .............................         5,857   $    334,581
Eli Lilly & Co. ......................................         2,066        167,604
Merck & Co., Inc. ....................................         4,149        308,841
Pfizer, Inc. .........................................        14,119        634,473

HEALTH SERVICES -- 0.0%
IMS Health, Inc. .....................................           346          7,180

MEDICAL PRODUCTS -- 2.9%
Genzyme Corp.+ .......................................         1,045         71,256
Guidant Corp.+ .......................................           366         25,872
Johnson & Johnson@ ...................................         2,298        215,868
MedImmune, Inc.+ .....................................           243         18,772
Medtronic, Inc. ......................................         5,869        304,087
PE Corp-PE Biosystems Group ..........................           248         28,892
Schering-Plough Corp. ................................         3,298        153,357
                                                                       ------------
                                                                          2,669,498
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 6.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
Boeing Co. ...........................................         1,890        119,070
United Technologies Corp. ............................           300         20,775

BUSINESS SERVICES -- 4.7%
Cendant Corp.+ .......................................         2,300         25,012
Convergys Corp.+ .....................................           164          6,376
First Data Corp. .....................................         1,600         62,500
General Electric Co. .................................        18,657      1,076,276
Paychex, Inc. ........................................           474         24,885
SYSCO Corp. ..........................................           397         18,386
TMP Worldwide, Inc.+ .................................         1,520        122,360
Waste Management, Inc. ...............................           500          8,719

ELECTRICAL EQUIPMENT -- 0.0%
Emerson Electric Co. .................................           100          6,700

MULTI-INDUSTRY -- 1.1%
Avery Dennison Corp. .................................           143          6,632
Honeywell International, Inc. ........................           200          7,125
Minnesota Mining & Manufacturing Co. .................           700         63,787
Sara Lee Corp.+ ......................................         1,071         21,755
SPDR Trust ...........................................         1,200        172,350
Tyco International Ltd. ..............................           700         36,312
                                                                       ------------
                                                                          1,799,020
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 10.8%
BROADCASTING & MEDIA -- 9.4%
A.H. Belo Corp. ......................................         2,700         49,781
AT&T Corp. -- Liberty Media Group, Class A+ ..........        25,981        467,658
Cablevision Systems Corp., Class A+ ..................         2,135        141,577
Clear Channel Communications, Inc.+ ..................           376         21,244
Comcast Corp., Class A+ ..............................         7,830        320,541

----------------
92

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
DoubleClick, Inc.+ ...................................         1,775   $     56,800
EchoStar Communications Corp., Class A+ ..............           500         26,375
Gannett Co. ..........................................           400         21,200
Gemstar-TV Guide International, Inc.+ ................           200         17,437
Infinity Broadcasting Corp., Class A+ ................         4,013        132,429
Interpublic Group Cos., Inc. .........................           332         11,309
Lamar Advertising Co.+ ...............................         2,395         90,711
New York Times Co., Class A ..........................           900         35,381
Omnicom Group, Inc. ..................................           232         16,921
The Walt Disney Co. ..................................         3,525        134,831
Time Warner, Inc. ....................................         8,956        700,807
Tribune Co. ..........................................           400         17,450
UnitedGlobalCom, Inc., Class A+ ......................           305          9,150
Valassis Communications, Inc.+ .......................         1,300         28,925
Verizon Communications ...............................         1,908         92,419
Viacom, Inc., Class B+ ...............................         3,452        201,942
VoiceStream Wireless Corp.+ ..........................           750         87,047
Young & Rubicam, Inc. ................................           100          4,950

ENTERTAINMENT PRODUCTS -- 0.4%
SONY Corp. ...........................................         1,200        121,953

LEISURE & TOURISM -- 1.0%
Harrah's Entertainment, Inc.+ ........................         2,600         71,500
Marriott International, Inc., Class A ................         1,700         61,944
McDonald's Corp. .....................................         2,200         66,412
Sabre Holdings Corp. .................................           500         14,469
Starwood Hotels & Resorts Worldwide, Inc. ............         1,900         59,375
Tricon Global Restaurants, Inc.+ .....................           176          5,390
US Airways Group, Inc. ...............................            77          2,344
                                                                       ------------
                                                                          3,090,272
                                                                       ------------

INFORMATION TECHNOLOGY -- 41.1%
COMMUNICATION EQUIPMENT -- 5.3%
Cisco Systems, Inc.+ .................................        16,963        937,206
Lucent Technologies, Inc. ............................         5,831        178,210
Network Appliance, Inc.+ .............................           370         47,129
ONI Systems Corp.+ ...................................         1,240        107,027
Palm, Inc.+ ..........................................         3,890        205,927
Symbol Technologies, Inc. ............................         3,130        112,484
Tycom Ltd.+ ..........................................         3,630        139,301

COMPUTER SERVICES -- 2.2%
Adobe Systems, Inc. ..................................           145         22,511
Automatic Data Processing, Inc. ......................         1,380         92,288
Computer Associates International, Inc. ..............           733         18,463
i2 Technologies, Inc.+ ...............................           515         96,337
Sapient Corp.+ .......................................           150          6,103
Sun Microsystems, Inc.+ ..............................         3,315        387,026

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT -- 4.8%
Dell Computer Corp.+ .................................         4,897   $    150,889
EMC Corp.+ ...........................................         5,691        564,120
Hewlett-Packard Co. ..................................           500         48,500
International Business Machines Corp. ................         3,038        341,775
Lexmark International, Inc.+ .........................           155          5,812
Millipore Corp. ......................................            70          3,391
VERITAS Software Corp.+ ..............................         1,775        252,050

COMPUTER SOFTWARE -- 5.0%
CheckFree Corp.+ .....................................           300         12,567
Citrix Systems, Inc.+ ................................           225          4,514
Electronic Arts, Inc.+ ...............................         4,090        201,944
Mercury Interactive Corp.+ ...........................            90         14,108
Microsoft Corp.+ .....................................        11,576        698,178
Oracle Corp.+ ........................................         5,687        447,851
Siebel Systems, Inc.+ ................................           494         54,988

ELECTRONICS -- 7.2%
Agilent Technologies, Inc.+ ..........................           536         26,231
Altera Corp.+ ........................................           471         22,490
American Power Conversion Corp.+ .....................           236          4,528
Analog Devices, Inc.+ ................................         3,860        318,691
Applied Materials, Inc.+ .............................         3,134        185,886
ASM Lithography Holdings NV+ .........................         3,015         97,422
Broadcom Corp., Class A+ .............................           264         64,350
Conexant Systems, Inc.+ ..............................           273         11,432
Integrated Device Technology, Inc.+ ..................         2,555        231,228
Intel Corp. ..........................................        12,432        516,705
Linear Technology Corp. ..............................           391         25,317
LSI Logic Corp.+ .....................................           357         10,442
Maxim Integrated Products, Inc.+ .....................           549         44,160
Micron Technology, Inc.+ .............................           668         30,728
PMC-Sierra, Inc.+ ....................................           100         21,525
Teradyne, Inc.+ ......................................           200          7,000
Texas Instruments, Inc.@ .............................         8,023        378,585
Xilinx, Inc.+ ........................................           584         50,005

INTERNET CONTENT -- 2.4%
Amazon.com, Inc.+ ....................................         3,325        127,805
eBay, Inc.+ ..........................................         1,480        101,565
Exodus Communications, Inc.+ .........................         3,705        182,934
S1 Corp.+ ............................................           400          4,775
VeriSign, Inc.+ ......................................           912        184,737
Yahoo!, Inc.+ ........................................           964         87,724

INTERNET SOFTWARE -- 2.4%
America Online, Inc.+ ................................         3,972        213,495
Digex, Inc.+ .........................................         1,360         63,750
E.piphany, Inc.+ .....................................           100          7,706
Inktomi Corp.+ .......................................           905        103,170
Phone.com, Inc.+ .....................................         2,545        289,176
Software.com, Inc.+ ..................................            75         13,608

----------------
94

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS -- 11.8%
ADC Telecommunications, Inc.+ ........................           830   $     22,319
Avanex Corp.+ ........................................           490         52,767
China Mobile Hong Kong Ltd. ADR+ .....................         3,015         97,799
Comverse Technology, Inc.+ ...........................           198         21,384
Corning, Inc. ........................................           754        223,938
Cox Communications, Inc., Class A+ ...................         1,795         68,659
JDS Uniphase Corp.+ ..................................         3,245        307,261
Level 3 Communications, Inc.+ ........................         2,350        181,244
McLeodUSA, Inc., Class A+ ............................         9,640        137,972
Motorola, Inc. .......................................         1,190         33,617
Nextel Communications, Inc., Class A+ ................           930         43,477
Nippon Telegraph & Telephone Corp. ADR ...............             6        172,470
Nokia Corp. ADR ......................................        15,420        613,909
Nortel Networks Corp. ................................         6,390        380,604
NTL, Inc.+ ...........................................         1,268         58,724
QUALCOMM, Inc.+ ......................................         3,932        280,155
Qwest Communications International, Inc.+ ............         1,996         95,933
Scientific-Atlanta, Inc. .............................           198         12,598
Sprint Corp. (PCS Group)+ ............................         4,404        154,415
Telefonaktiebolaget LM Ericsson AB ADR ...............         8,770        129,906
Telefonaktiebolaget LM Ericsson AB, Series B .........         3,862         58,844
Tellabs, Inc. ........................................           510         24,353
Vodafone Group PLC ADR ...............................         5,505        203,685
                                                                       ------------
                                                                         11,953,902
                                                                       ------------

MATERIALS -- 0.5%
CHEMICALS -- 0.3%
Dow Chemical Co. .....................................           900         22,444
du Pont (E.I.) de Nemours & Co. ......................         1,309         54,241

FOREST PRODUCTS -- 0.1%
International Paper Co. ..............................           600         17,213
Sealed Air Corp.+ ....................................           117          5,294
Weyerhaeuser Co. .....................................           400         16,150

METALS & MINERALS -- 0.1%
Alcoa, Inc. ..........................................           600         15,188
Freeport-McMoRan Copper & Gold, Inc., Class B+ .......           213          1,877
Owens Corning Co. ....................................             3              8
                                                                       ------------
                                                                            132,415
                                                                       ------------

UTILITIES -- 3.6%
ELECTRIC UTILITIES -- 1.9%
AES Corp.+ ...........................................         1,800        123,300
Dominion Resources, Inc.+ ............................         1,215         70,546
Duke Energy Corp. ....................................         3,925        336,569
Southern Co. .........................................           500         16,219

TELEPHONE -- 1.7%
AT&T Corp. ...........................................         1,722         50,584
SBC Communications, Inc. .............................         2,500        125,000

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
TELEPHONE (CONTINUED)
Telefonica SA ........................................         4,400   $     87,297
Telefonos de Mexico SA ADR ...........................         2,395        127,384
WinStar Communications, Inc.+ ........................         2,792         43,276
WorldCom, Inc.+ ......................................         2,050         62,268
                                                                       ------------
                                                                          1,042,443
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $23,525,922) .......                   26,004,819
                                                                       ------------

SHORT-TERM SECURITIES -- 4.7%                             PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 4.7%
Federal National Mortgage Association Discount Notes
 6.51% due 10/2/00 ...................................  $  1,300,000      1,299,772
United States Treasury Bills 5.92% due 10/19/00@ .....        10,000          9,970
United States Treasury Bills 5.93% due 10/19/00@ .....        10,000          9,970
United States Treasury Bills 6.02% due 10/19/00@ .....        10,000          9,970
United States Treasury Bills 6.06% due 10/19/00@ .....        20,000         19,940
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $1,349,622) ........                    1,349,622
                                                                       ------------

REPURCHASE AGREEMENTS -- 3.3%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.3%
Agreement with State Street Bank & Trust Co., bearing
 interest at 5.25%, dated 9/29/00, to be repurchased
 10/02/00 in the amount of $313,137 and collateralized
 by $300,000 of U.S. Treasury Notes, bearing interest
 at 6.88% due 5/15/06 and having an approximate value
 of $320,956 .........................................       313,000        313,000

Agreement with State Street Bank & Trust Co., bearing
 interest at 6.45%, dated 9/29/00, to be repurchased
 10/02/00 in the amount of $613,329 and collateralized
 by $435,000 of U.S. Treasury Bonds, bearing interest
 at 14.00% due 11/15/11 and having an approximate
 value of $631,294 ...................................       613,000        613,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $926,000) ..........                      926,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $25,801,544)                      99.0%                         28,280,441
Other assets less liabilities --           1.0                             289,486
                                         -----                         -----------
NET ASSETS --                            100.0%                        $28,569,927
                                         =====                         ===========

-------------
+ Non-income producing securities
(1) Security represents an investment in an affiliated company; see Note 7 ADR -- American Depository Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
      NUMBER OF                                       EXPIRATION      VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                      DATE        TRADE DATE   SEPTEMBER 30, 2000   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
       4 Long           Standard & Poor's 500 Index  December 2000    $295,194         $290,750          $ (4,444)
                                                                                                         ========

----------------
96

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------
     CONTRACT                   IN             DELIVERY   GROSS UNREALIZED
    TO DELIVER             EXCHANGE FOR         DATE       APPRECIATION
--------------------------------------------------------------------------
 EUR         50,000      USD        48,050     10/05/00       $  3,849
 EUR*        75,000      USD        71,294     01/26/01          4,635
 EUR*       125,000      USD       121,688     01/26/01         10,589
 EUR*        75,000      USD        72,886     01/26/01          6,227
 EUR         15,000      USD        13,834     01/26/01            502
 EUR*        70,000      USD        66,171     03/22/01          3,812
 EUR         25,000      USD        22,944     03/22/01            672
 EUR         25,000      USD        22,816     03/22/01            545
 EUR         60,000      USD        54,488     03/22/01          1,038
 EUR         85,000      USD        75,754     03/22/01             33
 HKD        450,000      USD        57,853     06/27/01             48
 JPY*     2,900,000      USD        28,656     10/05/00          1,734
 JPY      8,000,000      USD        76,597     03/22/01            183
 JPY      1,500,000      USD        14,600     03/22/01            272
 JPY      5,200,000      USD        50,793     03/22/01          1,124
 JPY        950,000      USD         9,219     04/12/01            114
 USD*        17,776      EUR        20,000     03/22/01             41
                                                              --------
                                                                35,418
                                                              --------

                                                          GROSS UNREALIZED
                                                            DEPRECIATION
--------------------------------------------------------------------------
 EUR        145,000      USD       124,048     05/07/01         (5,353)
 HKD         10,000      USD         1,284     05/10/01             (1)
 HKD         55,000      USD         7,063     06/27/01             (2)
 USD*        13,130      JPY     1,400,000     10/05/00           (133)
 USD*        14,415      JPY     1,500,000     10/05/00           (490)
 USD*       167,237      NOK     1,509,000     10/17/00           (953)
 USD*        42,679      EUR        45,000     01/26/01         (2,684)
 USD*        12,285      EUR        15,000     01/26/01           (953)
 USD*        14,368      EUR        15,000     01/26/01         (1,036)
 USD*       119,733      EUR       125,000     01/26/01         (8,634)
 USD*        14,368      EUR        15,000     01/26/01         (1,036)
 USD*        18,225      EUR        20,000     01/26/01           (449)
 USD*        46,690      EUR        50,000     03/22/01         (2,147)
                                                              --------
                                                               (23,871)
                                                              --------
Net Unrealized Appreciation............................       $ 11,547
                                                              ========

------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

EUR     --     Euro Dollar             NOK     --     Norwegian Kroner
HKD     --     Hong Kong Dollar        USD     --     United States Dollar
JPY     --     Japanese Yen

See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
LARGE CAP
COMPOSITE PORTFOLIO                   INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 96.6%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.2%
APPAREL & TEXTILES -- 0.0%
Nike Inc, Class B.....................................           100   $      4,006

AUTOMOTIVE -- 2.1%
B.F. Goodrich Co. ....................................            94          3,684
Dana Corp. ...........................................           100          2,150
Delphi Automotive Systems Corp. ......................           309          4,674
Ford Motor Co. .......................................         2,776         70,268
General Motors Corp. .................................           275         17,875
General Motors Corp., Class H+  ......................         4,500        167,310
Goodyear Tire & Rubber Co. ...........................           100          1,800
Harley-Davidson, Inc+ ................................           146          6,990
PACCAR, Inc. .........................................            39          1,445
SPX Corp.+ ...........................................           700         99,356
Tenneco Automotive, Inc. .............................            20            104
TRW, Inc. ............................................            58          2,356
Visteon Corp. ........................................            74          1,119

HOUSING -- 0.2%
Black & Decker Corp. .................................            45          1,539
Grainger (W. W.), Inc. ...............................            45          1,184
Leggett & Platt, Inc. ................................           100          1,581
Lowe's Cos., Inc. ....................................           600         26,925
Masco Corp. ..........................................           200          3,725
Maytag Corp. .........................................            38          1,180

RETAIL -- 4.9%
Albertson's, Inc. ....................................           203          4,263
Bed Bath & Beyond, Inc.+ .............................           200          4,878
Best Buy Co., Inc.+ ..................................           100          6,363
Circuit City Stores, Inc. ............................           631         14,513
Costco Wholesale Corp.+ ..............................           200          6,987
CVS Corp. ............................................         1,400         64,837
Dollar General Corp. .................................           156          2,613
Federated Department Stores, Inc.+ ...................           100          2,613
Gap, Inc. ............................................           423          8,513
Home Depot, Inc. .....................................         3,250        172,453
J.C. Penny Co., Inc. .................................           100          1,181
Kmart Corp.+ .........................................           300          1,800
Kohl's Corp.+ ........................................           150          8,653
Kroger Co.+ ..........................................         2,795         63,062
Limited, Inc. ........................................           192          4,236
May Department Stores Co. ............................           150          3,075
Nordstrom, Inc. ......................................           100          1,556
Office Depot, Inc.+ ..................................           200          1,563
Radioshack Corp. .....................................           112          7,238

----------------
98

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Safeway, Inc.+ .......................................         1,700   $     79,369
Sears, Roebuck & Co. .................................         1,100         35,662
Staples, Inc.+ .......................................           300          4,256
Starbucks Corp.+ .....................................            86          3,445
Target Corp. .........................................         1,300         33,312
Tiffany & Co. ........................................         1,460         56,301
TJX Cos., Inc. .......................................           199          4,478
Too, Inc.+ ...........................................            13            309
Toys "R" Us, Inc.+ ...................................           186          3,023
Wal-Mart de Mexico SA de CV ADR+ .....................         1,000         20,923
Wal-Mart Stores, Inc. ................................         6,238        256,891
Walgreen Co. .........................................           513         19,462
Winn-Dixie Stores, Inc. ..............................           100          1,438
                                                                       ------------
                                                                          1,318,537
                                                                       ------------

CONSUMER STAPLES -- 3.0%
FOOD, BEVERAGE & TOBACCO -- 2.3%
Anheuser-Busch Cos., Inc. ............................         1,960         82,932
Archer-Daniels-Midland Co. ...........................           221          1,902
Bestfoods ............................................           134          9,748
Campbell Soup Co. ....................................           200          5,175
Coca-Cola Co. ........................................         2,056        113,337
Coca-Cola Enterprises, Inc. ..........................           200          3,188
ConAgra Foods, Inc. ..................................           200          4,013
Fortune Brands, Inc. .................................           100          2,650
General Mills, Inc. ..................................           140          4,970
Heinz (H.J.) Co. .....................................           175          6,486
Hershey Foods Corp. ..................................            74          4,005
Kellogg Co. ..........................................           200          4,837
Nabisco Group Holdings Corp. .........................           170          4,845
PepsiCo, Inc. ........................................         1,879         86,434
Philip Morris Cos., Inc. .............................         2,380         70,061
Quaker Oats Co. ......................................            60          4,747
Ralston Purina Group .................................           100          2,369
UST, Inc. ............................................           100          2,288
Wrigley (WM.) Jr. Co. ................................            56          4,193

HOUSEHOLD PRODUCTS -- 0.7%
Alberto-Culver Co., Class B ..........................            38          1,095
Avon Products, Inc. ..................................           120          4,905
Clorox Co. ...........................................           114          4,510
Colgate-Palmolive Co. ................................           278         13,122
Fort James Corp. .....................................           100          3,056
Gillette Co. .........................................         1,000         30,875
Kimberly-Clark Corp. .................................           376         20,985
Newell Rubbermaid, Inc. ..............................           173          3,947
Procter & Gamble Co. .................................           600         40,200
Unilever NV ..........................................           267         12,883
                                                                       ------------
                                                                            553,758
                                                                       ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY -- 8.2%
ENERGY SERVICES -- 2.0%
Baker Hughes, Inc. ...................................         3,700   $    137,362
Halliburton Co. ......................................           800         39,150
Nabors Industries, Inc+ ..............................           800         41,920
Schlumberger Ltd. ....................................           966         79,514
Transocean Sedco Forex, Inc. .........................         1,107         64,898
USX-Marathon Group, Inc. .............................           200          5,675

ENERGY SOURCES -- 6.2%
Anadarko Petroleum Corp. .............................            91          6,048
Apache Corp. .........................................         1,300         76,862
Burlington Resources, Inc. ...........................           600         22,087
Chevron Corp. ........................................         1,100         93,775
Conoco, Inc., Class B ................................           365          9,832
Devon Energy Corp. ...................................         1,153         69,353
Enron Corp. ..........................................         1,944        170,343
Exxon Mobil Corp. ....................................         4,530        403,736
Kerr-McGee Corp. .....................................         1,000         66,250
Occidental Petroleum Corp. ...........................           200          4,363
Phillips Petroleum Co. ...............................           120          7,530
Royal Dutch Petroleum Co. NY Shares ..................         3,273        196,175
Texaco, Inc. .........................................           260         13,650
Tosco Corp. ..........................................           100          3,119
TXU Corp. ............................................           100          3,963
Unocal Corp. .........................................           114          4,040
                                                                       ------------
                                                                          1,519,645
                                                                       ------------

FINANCE -- 15.1%
BANKS -- 2.7%
AmSouth Bancorp. .....................................           223          2,788
Bank of America Corp. ................................           774         40,538
Bank of New York Co., Inc. ...........................         2,049        114,872
Bank One Corp. .......................................           554         21,398
BB&T Corp. ...........................................           100          3,012
Charter One Financial, Inc. ..........................           105          2,559
Chase Manhattan Corp. ................................         2,211        102,121
Comerica, Inc. .......................................            86          5,026
Fifth Third Bancorp. .................................           150          8,081
First Union Corp. ....................................           481         15,482
Firstar Corp. ........................................         2,883         64,507
Huntington Bancshares, Inc. ..........................           121          1,777
KeyCorp. .............................................           239          6,050
National City Corp. ..................................           318          7,036
Northern Trust Corp. .................................           106          9,421
Old Kent Financial Corp. .............................            89          2,575
PNC Financial Services Group .........................           148          9,620
Regions Financial Corp. ..............................           100          2,269
SouthTrust Corp. .....................................           100          3,144
State Street Corp. ...................................           280         36,400
Summit Bancorp .......................................           500         17,250
SunTrust Banks, Inc. .................................           155          7,721
Synovus Financial Corp. ..............................           100          2,119

----------------
100

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
U.S. Bancorp .........................................           386   $      8,781
Union Planters Corp. .................................            86          2,843
Wachovia Corp. .......................................           100          5,669

FINANCIAL SERVICES -- 10.2%
Ambac Financial Group, Inc. ..........................           300         21,975
American Express Co. .................................         1,900        115,425
American General Corp. ...............................           100          7,800
Associates First Capital Corp., Class A ..............         1,700         64,600
AXA Financial, Inc. ..................................           500         25,469
Bear Stearns Cos., Inc. ..............................            60          3,780
C.I.T. Group, Inc., Class A ..........................           118          2,065
Capital One Financial Corp. ..........................         1,593        111,610
Charles Schwab Corp. .................................           600         21,300
Citigroup, Inc. ......................................         7,067        382,060
Concord EFS, Inc.+ ...................................         1,100         39,067
Countrywide Credit Industries, Inc. ..................           100          3,775
Dun & Bradstreet Corp. ...............................            85          2,927
Fannie Mae ...........................................         1,800        128,700
Fleet Boston Financial Corp. .........................         1,937         75,543
Freddie Mac ..........................................         3,100        167,594
Household International, Inc. ........................           225         12,741
J.P. Morgan & Co., Inc. ..............................           280         45,745
Lehman Brothers Holdings, Inc. .......................            60          8,865
MBNA Corp. ...........................................           421         16,208
Mellon Financial Corp. ...............................         1,936         89,782
Merrill Lynch & Co. ..................................           976         64,416
Morgan Stanley, Dean Witter & Co. ....................         2,330        213,049
Paine Webber Group, Inc. .............................            74          5,041
Providian Financial Corp. ............................           368         46,736
Stilwell Financial, Inc. .............................           906         39,411
T.Rowe Price Associates, Inc. ........................            66          3,098
USA Education, Inc. ..................................           100          4,819
Washington Mutual, Inc. ..............................         1,800         71,662
Wells Fargo & Co. ....................................         1,710         78,553

INSURANCE -- 2.2%
ACE Ltd. .............................................         2,000         78,500
Aetna, Inc. ..........................................            70          4,064
AFLAC, Inc. ..........................................           100          6,406
Allstate Corp. .......................................           400         13,900
American International Group, Inc.(1) ................         1,095        104,778
Aon Corp. ............................................           150          5,888
Chubb Corp. ..........................................           100          7,913
CIGNA Corp. ..........................................            80          8,352
Cinergy Corp. ........................................           100          3,306
Conseco, Inc. ........................................           200          1,525
Equifax, Inc. ........................................           100          2,694
Fairfax Financial Holdings Ltd.+ .....................           100         12,489
Franklin Resources, Inc. .............................           100          4,443
Hartford Financial Services Group, Inc. ..............           700         51,056
Jefferson-Pilot Corp. ................................            47          3,190

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Loews Corp. ..........................................           247   $     20,594
Marsh & McLennan Cos. ................................           300         39,825
MGIC Investment Corp. ................................            50          3,056
Mutual Risk Management Ltd. ..........................           500         10,969
PartnerRe Ltd. .......................................           300         14,231
SAFECO Corp. .........................................           100          2,725
St. Paul Cos., Inc. ..................................           101          4,981
Torchmark Corp. ......................................           100          2,781
UnumProvident Corp. ..................................           173          4,714
                                                                       ------------
                                                                          2,789,255
                                                                       ------------

HEALTHCARE -- 11.4%
DRUGS -- 7.3%
Abbott Laboratories, Inc. ............................           700         33,294
Allergan, Inc. .......................................            62          5,235
ALZA Corp+ ...........................................         1,050         90,825
American Home Products Corp. .........................         1,600         90,500
Amgen, Inc.+ .........................................         1,490        104,044
Biogen, Inc.+ ........................................           572         34,892
Bristol-Myers Squibb Co. .............................         2,344        133,901
Eli Lilly & Co. ......................................           500         40,562
Genentech, Inc.+ .....................................           700        129,981
Merck & Co., Inc. ....................................         1,837        136,742
Pfizer, Inc. .........................................         8,902        400,034
Pharmacia Corp. ......................................         1,518         91,346
Teva Pharmaceutical Industries, Ltd. ADR .............           800         58,550

HEALTH SERVICES -- 0.9%
HCA Healthcare Co. ...................................           271         10,061
HEALTHSOUTH Corp.+ ...................................           200          1,625
IMS Health, Inc. .....................................           100          2,075
Quintiles Transnational Corp.+ .......................            71          1,131
Tenet Healthcare Corp. ...............................           200          7,275
UnitedHealth Group, Inc. .............................           780         77,025
Wellpoint Health Networks, Inc.+ .....................           600         57,600

MEDICAL PRODUCTS -- 3.2%
Bausch & Lomb, Inc. ..................................            33          1,285
Baxter International, Inc. ...........................         1,100         87,794
Becton Dickinson & Co. ...............................           100          2,644
Biomet, Inc. .........................................           150          5,250
Boston Scientific Corp.+ .............................           200          3,288
Cardinal Health, Inc. ................................           100          8,819
Guidant Corp.+ .......................................           100          7,069
Johnson & Johnson ....................................         2,260        212,299
McKesson HBOC, Inc. ..................................           184          5,623
MedImmune, Inc.+ .....................................           693         53,534
Medtronic, Inc. ......................................           600         31,087
PE Corp-PE Biosystems Group ..........................           298         34,717

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Schering-Plough Corp. ................................         2,900   $    134,850
                                                                       ------------
                                                                          2,094,957
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 9.2%
AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
Boeing Co. ...........................................           453         28,539
General Dynamics Corp. ...............................           100          6,281
Lockheed Martin Corp. ................................           200          6,592
Raytheon Co., Class B ................................           200          5,688
Rockwell International Corp. .........................           100          3,025
United Technologies Corp. ............................           800         55,400

BUSINESS SERVICES -- 5.6%
Allied Waste Industries, Inc.+ .......................           100            919
Cendant Corp.+ .......................................           364          3,959
Convergys Corp.+ .....................................            72          2,799
Donnelley (R.R.) & Sons Co. ..........................           100          2,456
Ecolab, Inc. .........................................           100          3,606
Electronic Data Systems Corp. ........................           200          8,300
Fedex Corp.+ .........................................           140          6,208
First Data Corp. .....................................         2,098         81,953
General Electric Co. .................................        11,838        682,905
Hutchison Whampoa Ltd. ...............................         3,840         50,977
Paychex, Inc. ........................................           179          9,397
Randstad Holding NV+ .................................         1,000         25,098
Solectron Corp.+ .....................................         1,900         87,637
SYSCO Corp. ..........................................           767         35,522
Waste Management, Inc. ...............................           300          5,231
Waters Corp.+ ........................................           500         44,500

ELECTRICAL EQUIPMENT -- 0.6%
Dover Corp.+ .........................................           100          4,694
Emerson Electric Co. .................................         1,500        100,500

MACHINERY -- 0.4%
Caterpillar, Inc. ....................................           200          6,750
Cooper Industries, Inc. ..............................            40          1,410
Danaher Corp. ........................................         1,000         49,750
Deere & Co. ..........................................           115          3,824
Illinois Tool Works, Inc. ............................           100          5,587
Ingersoll-Rand Co. ...................................           100          3,388

MULTI-INDUSTRY -- 1.9%
Avery Dennison Corp. .................................            55          2,551
Honeywell International, Inc. ........................           387         13,787
Minnesota Mining & Manufacturing Co. .................           200         18,225
Sara Lee Corp.+ ......................................           500         10,156
Textron, Inc. ........................................           100          4,613
Tyco International Ltd. ..............................         5,828        302,327

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION -- 0.1%
AMR Corp.+ ...........................................           100   $      3,269
Burlington Northern Santa Fe Corp. ...................           200          4,312
CSX Corp. ............................................           100          2,181
Norfolk Southern Corp. ...............................           100          1,463
Union Pacific Corp. ..................................           100          3,887
                                                                       ------------
                                                                          1,699,666
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 4.9%
BROADCASTING & MEDIA -- 4.2%
AT&T Corp. -- Liberty Media Group, Class A+ ..........         4,500         81,000
Clear Channel Communications, Inc.+ ..................           670         37,855
Comcast Corp., Class A+ ..............................         3,329        136,281
Gannett Co. ..........................................           138          7,314
Granada Compass PLC+ .................................           500          4,681
Infinity Broadcasting Corp., Class A+ ................           700         23,100
Interpublic Group Cos., Inc. .........................           147          5,007
Knight Ridder, Inc. ..................................            41          2,083
McGraw-Hill Cos., Inc. ...............................           100          6,356
New York Times Co., Class A ..........................           100          3,931
Omnicom Group, Inc. ..................................           586         42,741
Pegasus Communications Corp.+ ........................           600         28,987
Seagram Co., Ltd. ....................................           200         11,488
The Walt Disney Co. ..................................         1,386         53,014
Time Warner, Inc. ....................................         1,671        130,756
Tribune Co. ..........................................           134          5,846
USA Networks, Inc.+ ..................................         1,000         21,938
Verizon Communications ...............................         1,278         61,903
Viacom, Inc., Class B+ ...............................         1,803        105,475
Young & Rubicam, Inc. ................................            35          1,733

ENTERTAINMENT PRODUCTS -- 0.3%
Eastman Kodak Co. ....................................           100          4,087
Hasbro, Inc. .........................................           136          1,555
Mattel, Inc. .........................................           100          1,119
Polaroid Corp. .......................................           100          1,344
SONY Corp. ...........................................           500         50,814

LEISURE & TOURISM -- 0.4%
Carnival Corp. .......................................           300          7,387
Delta Air Lines, Inc. ................................            60          2,662
Marriott International, Inc., Class A ................           121          4,409
McDonald's Corp. .....................................           900         27,169
Sabre Holdings Corp. .................................            72          2,084
Southwest Airlines Co. ...............................           300          7,275
Starwood Hotels & Resorts Worldwide, Inc. ............           700         21,875
Tricon Global Restaurants, Inc.+ .....................           100          3,063
Wendy's International, Inc. ..........................           100          2,006
                                                                       ------------
                                                                            908,338
                                                                       ------------

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104

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 32.5%
COMMUNICATION EQUIPMENT -- 4.0%
3Com Corp.+ ..........................................            13   $        249
Cabletron Systems, Inc.+ .............................            99          2,908
Cisco Systems, Inc.+ .................................         9,293        513,438
Lucent Technologies, Inc. ............................         2,335         71,364
Network Appliance, Inc.+ .............................           140         17,833
Palm, Inc.+ ..........................................         1,252         66,278
SDL, Inc.+ ...........................................           100         30,800
Tycom Ltd.+ ..........................................           600         23,025

COMPUTER SERVICES -- 2.1%
Adobe Systems, Inc. ..................................            62          9,625
Automatic Data Processing, Inc. ......................         1,297         86,737
BEA Systems, Inc.+ ...................................         1,000         77,875
Ceridian Corp.+ ......................................            80          2,245
Computer Associates International, Inc. ..............           259          6,524
Compuware Corp.+ .....................................           200          1,675
Sapient Corp.+ .......................................            56          2,278
Sun Microsystems, Inc.+ ..............................         1,340        156,445
Sycamore Networks, Inc.+ .............................           400         43,200
Unisys Corp.+ ........................................           100          1,125

COMPUTERS & BUSINESS EQUIPMENT -- 5.2%
Apple Computer, Inc.+ ................................           159          4,094
Brocade Communications Systems, Inc.+ ................           200         47,200
Compaq Computer Corp. ................................         2,300         63,434
Computer Sciences Corp.+ .............................            82          6,089
Dell Computer Corp.+ .................................         4,400        135,575
EMC Corp.+ ...........................................         3,812        377,864
Gateway, Inc.+ .......................................           156          7,293
Hewlett-Packard Co. ..................................           868         84,196
International Business Machines Corp. ................         1,819        204,637
Lexmark International, Inc.+ .........................            69          2,588
NCR Corp.+ ...........................................            48          1,815
Pitney Bowes, Inc. ...................................           100          3,944
SanDisk Corp.+ .......................................           200         13,350
Seagate Technology, Inc.+ ............................           100          6,900
Xerox Corp. ..........................................           300          4,519

COMPUTER SOFTWARE -- 4.5%
BMC Software, Inc.+ ..................................           100          1,913
Citrix Systems, Inc.+ ................................            86          1,725
Electronic Arts, Inc.+ ...............................           600         29,625
Mercury Interactive Corp.+ ...........................            30          4,702
Microsoft Corp.+ .....................................         6,352        383,105
Novell, Inc.+ ........................................           200          1,988
Oracle Corp.+ ........................................         3,316        261,135
Parametric Technology Corp.+ .........................           197          2,155
PeopleSoft, Inc.+ ....................................           160          4,470
Siebel Systems, Inc.+ ................................           804         89,495
VERITAS Software Corp.+ ..............................           377         53,534

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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 6.6%
Advanced Micro Devices, Inc.+ ........................           140   $      3,308
Agilent Technologies, Inc.+ ..........................           216         10,571
Altera Corp.+ ........................................         1,292         61,693
American Power Conversion Corp.+ .....................            80          1,535
Analog Devices, Inc.+ ................................           770         63,573
Applied Materials, Inc.+ .............................         1,116         66,193
Applied Micro Circuits Corp.+ ........................           150         31,059
Broadcom Corp., Class A+ .............................           100         24,375
C- Mac Industries, Inc.+ .............................           700         40,250
Conexant Systems, Inc.+ ..............................            94          3,936
Eaton Corp. ..........................................            39          2,403
Flextronics International Ltd.+ ......................         1,500        123,187
Intel Corp. ..........................................         7,724        321,029
KLA-Tencor Corp.+ ....................................           386         15,898
Koninklijke (Royal) Philips Electronics NV+ ..........         1,455         62,711
Linear Technology Corp. ..............................           149          9,648
LSI Logic Corp.+ .....................................         1,637         47,882
Maxim Integrated Products, Inc.+ .....................           633         50,917
Micron Technology, Inc.+ .............................           264         12,144
Molex, Inc. ..........................................           125          6,805
National Semiconductor Corp.+ ........................           100          4,025
Novellus Systems, Inc.+ ..............................            55          2,561
PerkinElmer, Inc. ....................................           500         52,188
PMC-Sierra, Inc.+ ....................................           250         53,812
Samsung Electronics ..................................           100         18,114
Sanmina Corp.+ .......................................            60          5,618
Teradyne, Inc.+ ......................................           100          3,500
Texas Instruments, Inc. ..............................         2,315        109,239
Xilinx, Inc.+ ........................................           150         12,844

INTERNET CONTENT -- 1.2%
Exodus Communications, Inc.+ .........................           800         39,500
Juniper Networks, Inc.+ ..............................           700        153,256
Yahoo!, Inc.+ ........................................           250         22,750

INTERNET SOFTWARE -- 1.3%
America Online, Inc.+ ................................         2,992        160,820
Ariba, Inc.+ .........................................           330         47,278
Macromedia, Inc.+ ....................................           400         32,325

TELECOMMUNICATIONS -- 7.6%
ADC Telecommunications, Inc.+ ........................           296          7,960
Andrew Corp.+ ........................................            40          1,048
China Mobile (Hong Kong) Ltd.+ .......................         2,000         13,339
China Unicom ADR+ ....................................           800         17,450
CIENA Corp.+ .........................................           700         85,969
Comverse Technology, Inc.+ ...........................            68          7,344
Corning, Inc. ........................................         1,152        342,144
Global Crossing Ltd.+ ................................           435         13,485
JDS Uniphase Corp.+ ..................................         2,535        240,033
Motorola, Inc. .......................................         1,817         51,330
Nextel Communications, Inc., Class A+ ................         1,650         77,137

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
NEXTLINK Communications, Inc., Class A+ ..............         1,000   $     35,187
Nokia Corp. ADR ......................................           900         35,831
Nortel Networks Corp. ................................         4,092        243,730
QUALCOMM, Inc.+ ......................................           346         24,652
Qwest Communications International, Inc.+ ............           769         36,960
Scientific-Atlanta, Inc. .............................            76          4,836
Sprint Corp. (PCS Group)+ ............................         1,700         59,606
Telefonaktiebolaget LM Ericsson AB, Series B .........           400          6,095
Tellabs, Inc. ........................................           200          9,550
Vodafone Group PLC ...................................        18,789         70,162
Vodafone Group PLC ADR ...............................           350         12,950
                                                                       ------------
                                                                          5,984,714
                                                                       ------------

MATERIALS -- 0.5%
CHEMICALS -- 0.3%
Air Products & Chemicals, Inc. .......................           100          3,600
Dow Chemical Co. .....................................           300          7,481
du Pont (E.I.) de Nemours & Co. ......................           501         20,760
Eastman Chemical Co. .................................            38          1,404
PPG Industries, Inc. .................................           100          3,969
Rohm & Haas Co. ......................................           136          3,952
Sherwin-Williams Co. .................................           100          2,138
Sigma-Aldrich Corp. ..................................            90          2,970
Union Carbide Corp. ..................................           100          3,775

FOREST PRODUCTS -- 0.1%
Georgia-Pacific Group ................................           130          3,055
International Paper Co. ..............................           255          7,315
Louisiana-Pacific Corp. ..............................           100            919
Mead Corp. ...........................................           100          2,338
Owens-Illinois, Inc.+ ................................           100            925
Pactiv Corp.+ ........................................           100          1,119
Weyerhaeuser Co. .....................................           100          4,037

METALS & MINERALS -- 0.1%
Alcan Aluminium Ltd. .................................           100          2,894
Alcoa, Inc. ..........................................           400         10,125
Allegheny Technologies, Inc. .........................            50            906
Barrick Gold Corp. ...................................           200          3,050
Bethlehem Steel Corp.+ ...............................           100            300
Crown, Cork & Seal Co., Inc. .........................           100          1,069
Inco Ltd.+ ...........................................           100          1,613
Newmont Mining Corp. .................................           100          1,700
Phelps Dodge Corp. ...................................            44          1,837
Placer Dome, Inc. ....................................           200          1,887
USX-US Steel Group, Inc. .............................           100          1,519
Vulcan Materials Co. .................................            50          2,009
                                                                       ------------
                                                                             98,666
                                                                       ------------

                                                                ----------------
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

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES -- 4.6%
ELECTRIC UTILITIES -- 1.5%
AES Corp.+ ...........................................           200   $     13,700
Ameren Corp. .........................................           100          4,187
American Electric Power Co., Inc. ....................           160          6,260
CMS Energy Corp. .....................................           100          2,694
Consolidated Edison, Inc. ............................           100          3,413
CP&L Energy, Inc. ....................................           100          4,169
Dominion Resources, Inc.+ ............................           115          6,677
DTE Energy Co. .......................................           100          3,825
Duke Energy Corp. ....................................           900         77,175
Edison International .................................           100          1,931
Entergy Corp. ........................................           100          3,725
FirstEnergy Corp. ....................................           182          4,903
Florida Progress Corp. ...............................            46          2,435
FPL Group, Inc. ......................................           100          6,575
GPU, Inc. ............................................           100          3,244
NRG Energy, Inc. + ...................................         1,500         54,750
Pacific Gas & Electric Corp. .........................           200          4,837
PECO Energy Co. ......................................           900         54,506
Public Service Enterprise Group, Inc. ................           100          4,469
Reliant Energy, Inc. .................................           100          4,650
Sempra Energy ........................................            85          1,769
Southern Co. .........................................           310         10,056
Unicom Corp. .........................................            81          4,551

GAS & PIPELINE UTILITIES -- 1.0%
Coastal Corp. ........................................         1,800        133,425
El Paso Energy Corp. .................................           500         30,813
KeySpan Corp. ........................................            58          2,327
Williams Cos., Inc. ..................................           200          8,450

TELEPHONE -- 2.1%
ALLTEL Corp. .........................................           152          7,932
AT&T Corp. ...........................................         2,264         66,505
BellSouth Corp. ......................................           892         35,903
CenturyTel, Inc. .....................................            67          1,826
SBC Communications, Inc. .............................         2,558        127,900
Sprint Corp. .........................................           400         11,725
WorldCom, Inc.+ ......................................         4,421        134,288
                                                                       ------------
                                                                            845,595
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $15,180,829) .......                   17,813,131
                                                                       ------------

----------------
108

                                                           SHARES/
SHORT-TERM SECURITIES -- 2.2%                             PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 2.1%
T. Rowe Price Reserve Investment Fund ................       386,521   $    386,521
                                                                       ------------

U.S. GOVERNMENT & AGENCIES -- 0.1%
United States Treasury Bills 5.96% due 10/19/00 ......  $     10,000          9,970
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $396,491) ..........                      396,491
                                                                       ------------

REPURCHASE AGREEMENT -- 0.2%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.2%
State Street Bank & Trust Co. Joint Repurchase
 Agreement (Note 3)
 (cost $37,000) ......................................        37,000         37,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $15,614,320)                         99.0%                       18,246,622
Other assets less liabilities --              1.0                           192,695
                                           ------                      ------------
NET ASSETS --                               100.0%                     $ 18,439,317
                                           ======                      ============

-------------
+ Non-income producing securities
(1) Security represents an investment in an affiliated company; see Note 7 ADR -- American Depository Receipt

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
LARGE CAP
VALUE PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 97.9%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.4%
APPAREL & TEXTILES -- 0.1%
Liz Claiborne, Inc. ..................................            50   $      1,925
Nike, Inc., Class B ..................................           274         10,977
V.F. Corp. ...........................................           147          3,629

AUTOMOTIVE -- 1.3%
AutoZone, Inc.+ ......................................           158          3,585
B.F. Goodrich Co. ....................................           100          3,919
Dana Corp. ...........................................           665         14,297
Delphi Automotive Systems Corp. ......................           557          8,425
Ford Motor Co. .......................................         3,598         91,074
General Motors Corp. .................................           823         53,495
Genuine Parts Co. ....................................         2,000         38,125
Goodyear Tire & Rubber Co. ...........................           153          2,754
Navistar International Corp.+ ........................            72          2,156
PACCAR, Inc. .........................................            84          3,113
Ryder System, Inc. ...................................            80          1,475
TRW, Inc. ............................................           119          4,834
Visteon Corp. ........................................           151          2,284

HOUSING -- 0.4%
Black & Decker Corp. .................................            81          2,769
Centex Corp. .........................................            37          1,189
Grainger (W. W.), Inc. ...............................           100          2,631
Kaufman & Broad Home Corp. ...........................            16            431
Leggett & Platt, Inc. ................................           200          3,163
Lowe's Cos., Inc. ....................................           374         16,783
Masco Corp. ..........................................           478          8,903
Maytag Corp. .........................................            78          2,423
Springs Industries, Inc., Class A ....................            33            930
Stanley Works ........................................         1,700         39,206
Whirlpool Corp. ......................................            78          3,032

RETAIL -- 2.6%
Albertson's, Inc. ....................................         1,123         23,583
Circuit City Stores, Inc. ............................           200          4,600
Consolidated Stores Corp.+ ...........................           100          1,350
Costco Wholesale Corp.+ ..............................           432         15,093
CVS Corp. ............................................           384         17,784
Dillards, Inc., Class A ..............................           100          1,063
Dollar General Corp. .................................           352          5,896
Family Dollars Stores, Inc. ..........................         3,400         65,450
Federated Department Stores, Inc.+ ...................           200          5,225
J.C. Penny Co., Inc. .................................         1,255         14,825
Kmart Corp.+ .........................................           500          3,000
Kroger Co.+ ..........................................           814         18,366

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Limited, Inc. ........................................           398   $      8,781
May Department Stores Co. ............................         4,514         92,537
Nordstrom, Inc. ......................................           164          2,552
Office Depot, Inc.+ ..................................           323          2,523
Safeway, Inc.+ .......................................           492         22,970
Sears, Roebuck & Co. .................................           343         11,120
Staples, Inc.+ .......................................           448          6,356
Starbucks Corp.+ .....................................           180          7,211
Target Corp. .........................................         2,792         71,545
Tiffany & Co. ........................................           140          5,399
TJX Cos., Inc. .......................................           287          6,457
Toys 'R' Us, Inc.+ ...................................         3,840         62,400
Winn-Dixie Stores, Inc. ..............................           162          2,329
                                                                       ------------
                                                                            805,942
                                                                       ------------

CONSUMER STAPLES -- 8.7%
FOOD, BEVERAGE & TOBACCO -- 4.7%
Adolph Coors Co., Class B ............................            47          2,970
Anheuser-Busch Cos., Inc. ............................           500         21,156
Archer-Daniels-Midland Co. ...........................           628          5,416
Brown-Forman Corp., Class B ..........................           947         51,848
Campbell Soup Co. ....................................         1,400         36,225
Coca-Cola Enterprises, Inc. ..........................           428          6,821
ConAgra Foods, Inc. ..................................           495          9,931
Corn Products International, Inc. ....................         1,600         36,400
Fortune Brands, Inc. .................................         1,587         42,056
General Mills, Inc. ..................................         2,000         71,000
Heinz (H.J.) Co. .....................................         1,700         63,006
Hershey Foods Corp. ..................................         1,827         98,886
Kellogg Co. ..........................................           600         14,513
McCormick & Co., Inc. ................................         1,600         47,600
Nabisco Group Holdings Corp. .........................           340          9,690
Philip Morris Cos., Inc. .............................         6,521        191,962
Ralston Purina Group .................................           310          7,343
SUPERVALU, Inc. ......................................           100          1,506
Universal Corp. ......................................         2,800         82,250
UST, Inc. ............................................         2,200         50,325

HOUSEHOLD PRODUCTS -- 4.0%
Clorox Co. ...........................................           246          9,732
Fort James Corp. .....................................         2,813         85,972
Gillette Co. .........................................         2,100         64,838
International Flavors & Fragrances, Inc. .............         1,926         35,150
Kimberly-Clark Corp. .................................         6,430        358,875
Newell Rubbermaid, Inc. ..............................           260          5,931
Procter & Gamble Co. .................................         2,190        146,730
Tupperware Corp. .....................................           300          5,400
Unilever NV ..........................................           565         27,261
                                                                       ------------
                                                                          1,590,793
                                                                       ------------

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY -- 12.5%
ENERGY SERVICES -- 1.6%
Baker Hughes, Inc. ...................................         1,226   $     45,515
Halliburton Co. ......................................           442         21,631
Rowan Cos., Inc.+ ....................................           105          3,045
Schlumberger Ltd. ....................................           561         46,177
Transocean Sedco Forex, Inc. .........................           211         12,370
USX-Marathon Group, Inc. .............................         5,600        158,900

ENERGY SOURCES -- 10.9%
Amerada Hess Corp. ...................................           789         52,814
Anadarko Petroleum Corp. .............................           255         16,947
Apache Corp. .........................................           108          6,386
BP Amoco PLC ADR .....................................         2,504        132,712
Burlington Resources, Inc. ...........................         2,500         92,031
Chevron Corp. ........................................         1,742        148,505
Conoco, Inc., Class B ................................           612         16,486
Devon Energy Corp. ...................................           128          7,699
Enron Corp. ..........................................           739         64,755
Exxon Mobil Corp. ....................................         7,322        652,573
Kerr-McGee Corp. .....................................           107          7,089
Occidental Petroleum Corp. ...........................           379          8,267
Phillips Petroleum Co. ...............................           273         17,131
Royal Dutch Petroleum Co. NY Shares ..................         3,401        203,847
Shell Transport & Trading Co. ADR ....................         2,400        117,450
Sunoco, Inc. .........................................            88          2,371
Texaco, Inc. .........................................         3,240        170,100
Tosco Corp. ..........................................           155          4,834
TXU Corp. ............................................           261         10,342
Unocal Corp. .........................................         7,146        253,236
                                                                       ------------
                                                                          2,273,213
                                                                       ------------

FINANCE -- 27.1%
BANKS -- 6.2%
AmSouth Bancorp. .....................................           350          4,375
Bank of America Corp. ................................         3,718        194,730
Bank of New York Co., Inc. ...........................           737         41,318
Bank One Corp. .......................................         3,329        128,583
BB&T Corp. ...........................................           349         10,514
Charter One Financial, Inc. ..........................           221          5,375
Chase Manhattan Corp. ................................         3,823        176,575
Comerica, Inc. .......................................           159          9,292
Fifth Third Bancorp. .................................           450         24,244
First Union Corp. ....................................           967         31,125
Firstar Corp. ........................................         2,059         46,070
Golden West Financial Corp. ..........................           159          8,526
Huntington Bancshares, Inc. ..........................           253          3,716
KeyCorp. .............................................           438         11,087
Mercantile Bankshares Corp. ..........................         1,200         43,556
National City Corp. ..................................         8,804        194,788
Northern Trust Corp. .................................           232         20,619
Old Kent Financial Corp. .............................           104          3,010
PNC Financial Services Group .........................           304         19,760

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Regions Financial Corp. ..............................           200   $      4,537
SouthTrust Corp. .....................................           198          6,225
State Street Corp. ...................................           157         20,410
Summit Bancorp .......................................           183          6,313
SunTrust Banks, Inc. .................................           302         15,043
Synovus Financial Corp. ..............................           291          6,166
U.S. Bancorp .........................................           712         16,198
Union Planters Corp. .................................           134          4,430
Wachovia Corp. .......................................         1,200         68,025

FINANCIAL SERVICES -- 13.7%
American Express Co. .................................         1,310         79,582
American General Corp. ...............................         2,959        230,802
Associates First Capital Corp., Class A ..............         6,129        232,902
Bear Stearns Cos., Inc. ..............................           108          6,804
C.I.T. Group, Inc., Class A ..........................           259          4,533
Capital One Financial Corp. ..........................           185         12,962
Citigroup, Inc. ......................................         9,806        530,137
Countrywide Credit Industries, Inc. ..................           100          3,775
Dow Jones & Co., Inc. ................................           400         24,200
Dun & Bradstreet Corp. ...............................         1,300         44,769
Fannie Mae ...........................................         2,290        163,735
Fleet Boston Financial Corp. .........................         3,298        128,622
Freddie Mac ..........................................           687         37,141
H&R Block, Inc. ......................................           916         33,949
Heller Financial, Inc. ...............................         1,100         31,419
Household International, Inc. ........................           460         26,047
J.P. Morgan & Co., Inc. ..............................         1,007        164,519
Lehman Brothers Holdings, Inc. .......................           122         18,025
MBNA Corp. ...........................................           839         32,301
Mellon Financial Corp. ...............................         3,887        180,260
Merrill Lynch & Co. ..................................           777         51,282
Morgan Stanley, Dean Witter & Co. ....................         1,106        101,130
Paine Webber Group, Inc. .............................           135          9,197
T.Rowe Price Associates, Inc. ........................           136          6,383
Washington Mutual, Inc. ..............................         5,131        204,278
Wells Fargo & Co. ....................................         2,893        132,897

INSURANCE -- 7.2%
ACE Ltd. .............................................         3,200        125,600
Aetna, Inc. ..........................................           130          7,548
AFLAC, Inc. ..........................................           266         17,041
Allstate Corp. .......................................           723         25,124
American International Group, Inc.(1) ................         2,263        216,541
Aon Corp. ............................................           250          9,813
Chubb Corp. ..........................................         1,873        148,201
CIGNA Corp. ..........................................         1,062        110,873
Cincinnati Financial Corp. ...........................           160          5,680
Cinergy Corp. ........................................           114          3,769
Conseco, Inc. ........................................           300          2,288
Franklin Resources, Inc. .............................           238         10,574
Hartford Financial Services Group, Inc. ..............           208         15,171

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Jefferson-Pilot Corp. ................................           110   $      7,466
Lincoln National Corp. ...............................         1,100         52,938
Loews Corp. ..........................................           103          8,588
Marsh & McLennan Cos. ................................         1,467        194,744
MBIA, Inc. ...........................................         1,899        135,066
MGIC Investment Corp. ................................           107          6,540
Progressive Corp. ....................................            70          5,731
SAFECO Corp. .........................................         1,628         44,363
St. Paul Cos., Inc. ..................................         1,826         90,045
Torchmark Corp. ......................................           100          2,781
UnumProvident Corp. ..................................         2,635         71,804
                                                                       ------------
                                                                          4,934,550
                                                                       ------------

HEALTHCARE -- 5.4%
DRUGS -- 2.2%
Abbott Laboratories, Inc. ............................         1,300         61,831
American Home Products Corp. .........................         1,800        101,812
Bristol-Myers Squibb Co. .............................           400         22,850
Merck & Co., Inc. ....................................           500         37,219
Pharmacia Corp. ......................................         2,832        170,451
Watson Pharmaceuticals, Inc.+ ........................           100          6,488

HEALTH SERVICES -- 1.8%
HCA Healthcare Co. ...................................           552         20,493
HEALTHSOUTH Corp.+ ...................................           400          3,250
Humana, Inc.+ ........................................           200          2,150
Manor Care, Inc.+ ....................................           100          1,569
Quintiles Transnational Corp.+ .......................           100          1,594
Tenet Healthcare Corp. ...............................         2,417         87,918
UnitedHealth Group, Inc. .............................           162         15,997
Wellpoint Health Networks, Inc.+ .....................         2,155        206,880

MEDICAL PRODUCTS -- 1.4%
Bausch & Lomb, Inc. ..................................            60          2,336
Baxter International, Inc. ...........................         1,975        157,630
Becton Dickinson & Co. ...............................         1,324         35,003
Biomet, Inc. .........................................           196          6,860
Boston Scientific Corp.+ .............................           422          6,937
C.R. Bard, Inc. ......................................            35          1,479
Cardinal Health, Inc. ................................           275         24,252
Mallinckrodt, Inc. ...................................            80          3,650
McKesson HBOC, Inc. ..................................           280          8,557
St. Jude Medical, Inc.+ ..............................            96          4,896
                                                                       ------------
                                                                            992,102
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 9.0%
AEROSPACE & MILITARY TECHNOLOGY -- 1.6%
Boeing Co. ...........................................           891         56,133
General Dynamics Corp. ...............................           200         12,562
ITT Industries, Inc. .................................           100          3,244

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
Lockheed Martin Corp. ................................         3,400   $    112,064
Northrop Grumman Corp. ...............................            66          5,998
Raytheon Co., Class B ................................           332          9,441
Rockwell International Corp. .........................         1,983         59,986
United Technologies Corp. ............................           462         31,993

BUSINESS SERVICES -- 2.7%
Allied Waste Industries, Inc.+ .......................           200          1,837
Cendant Corp.+ .......................................           696          7,569
Deluxe Corp. .........................................           100          2,031
Donnelley (R.R.) & Sons Co. ..........................         1,500         36,844
Ecolab, Inc. .........................................           108          3,895
Electronic Data Systems Corp. ........................         2,957        122,715
Fedex Corp.+ .........................................           287         12,726
First Data Corp. .....................................         3,614        141,172
Pall Corp. ...........................................         2,500         49,844
Solectron Corp.+ .....................................           590         27,214
Waste Management, Inc. ...............................         4,912         85,653

ELECTRICAL EQUIPMENT -- 0.8%
Dover Corp.+ .........................................           200          9,388
Emerson Electric Co. .................................         1,322         88,574
Hubbell, Inc., Class B ...............................         1,400         35,087
Johnson Controls, Inc. ...............................            91          4,840
Xcel Energy, Inc. ....................................           288          7,920

MACHINERY -- 0.6%
Caterpillar, Inc. ....................................           341         11,509
Cooper Industries, Inc. ..............................         1,699         59,890
Cummins Engine Co., Inc. .............................            49          1,467
Danaher Corp. ........................................           150          7,462
Deere & Co. ..........................................           243          8,080
Illinois Tool Works, Inc. ............................           294         16,427
Ingersoll-Rand Co. ...................................           161          5,454
Parker-Hannifin Corp. ................................           100          3,375
Snap-on, Inc. ........................................            78          1,838

MULTI-INDUSTRY -- 2.1%
Crane Co. ............................................            82          1,876
Honeywell International, Inc. ........................           808         28,785
Minnesota Mining & Manufacturing Co. .................         1,893        172,500
Sara Lee Corp.+ ......................................         3,700         75,156
Textron, Inc. ........................................           152          7,011
Tyco International Ltd.@ .............................         1,660         86,112

TRANSPORTATION -- 1.2%
AMR Corp.+ ...........................................           145          4,740
Burlington Northern Santa Fe Corp. ...................           452          9,746
Canadian National Railway Corp. ......................           900         26,381
CSX Corp. ............................................           200          4,363
Norfolk Southern Corp. ...............................         7,200        105,300

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
Union Pacific Corp. ..................................         1,927   $     74,912
                                                                       ------------
                                                                          1,641,114
                                                                       ------------

INFORMATION & ENTERTAINMENT -- 6.8%
BROADCASTING & MEDIA -- 4.9%
Clear Channel Communications, Inc.+ ..................           631         35,651
Comcast Corp., Class A+ ..............................         2,500        101,719
Comcast Corp., Class A+ ..............................           890         36,434
Gannett Co. ..........................................           867         45,951
Harcourt General, Inc. ...............................            70          4,130
Knight Ridder, Inc. ..................................         1,079         54,827
McGraw-Hill Cos., Inc. ...............................           206         13,094
Meredith Corp. .......................................            30            885
New York Times Co., Class A ..........................           189          7,430
Reader's Digest Association, Inc., Class A ...........           800         28,250
Seagram Co., Ltd. ....................................           429         24,641
The Walt Disney Co. ..................................         3,757        143,705
Tribune Co. ..........................................           289         12,608
Verizon Communications ...............................         7,803        377,958

ENTERTAINMENT PRODUCTS -- 0.8%
Brunswick Corp. ......................................         1,198         21,864
Eastman Kodak Co. ....................................         1,900         77,662
Hasbro, Inc. .........................................         2,981         34,095
Mattel, Inc. .........................................           400          4,475
Polaroid Corp. .......................................            55            739

LEISURE & TOURISM -- 1.1%
Carnival Corp. .......................................           581         14,307
Darden Restaurants, Inc. .............................           100          2,081
Delta Air Lines, Inc. ................................           126          5,591
Harrah's Entertainment, Inc.+ ........................           100          2,750
Hilton Hotels Corp. ..................................         3,599         41,613
Marriott International, Inc., Class A ................           271          9,875
McDonald's Corp. .....................................         1,806         54,519
Sabre Holdings Corp. .................................           113          3,270
Southwest Airlines Co. ...............................           500         12,125
Starwood Hotels & Resorts Worldwide, Inc. ............         2,000         62,500
Wendy's International, Inc. ..........................           110          2,207
                                                                       ------------
                                                                          1,236,956
                                                                       ------------

INFORMATION TECHNOLOGY -- 6.1%
COMMUNICATION EQUIPMENT -- 0.2%
Cabletron Systems, Inc.+ .............................           192          5,640
Lucent Technologies, Inc. ............................         1,100         33,619

COMPUTER SERVICES -- 0.5%
Autodesk, Inc. .......................................            73          1,852
Ceridian Corp.+ ......................................           126          3,536
Compuware Corp.+ .....................................           308          2,579
Unisys Corp.+ ........................................         7,427         83,554

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT -- 2.5%
Adaptec, Inc.+ .......................................           109   $      2,180
Apple Computer, Inc.+ ................................           316          8,137
Compaq Computer Corp. ................................         2,763         76,204
Computer Sciences Corp.+ .............................           165         12,251
Gateway, Inc.+ .......................................           318         14,867
Hewlett-Packard Co. ..................................         2,478        240,366
Lexmark International, Inc.+ .........................         1,000         37,500
NCR Corp.+ ...........................................            94          3,554
Pitney Bowes, Inc. ...................................           271         10,688
Seagate Technology, Inc.+ ............................           223         15,387
Xerox Corp. ..........................................         2,358         35,517

COMPUTER SOFTWARE -- 0.7%
BMC Software, Inc.+ ..................................         4,340         83,002
Microsoft Corp.+ .....................................           600         36,188
Novell, Inc.+ ........................................           347          3,448
Parametric Technology Corp.+ .........................           263          2,877
PeopleSoft, Inc.+ ....................................           270          7,543

ELECTRONICS -- 0.9%
Advanced Micro Devices, Inc.+ ........................           300          7,088
Eaton Corp. ..........................................           564         34,756
KLA-Tencor Corp.+ ....................................           190          7,826
Molex, Inc. ..........................................           197         10,724
National Semiconductor Corp.+ ........................           172          6,923
Novellus Systems, Inc.+ ..............................           136          6,333
PerkinElmer, Inc. ....................................            48          5,010
Sanmina Corp.+ .......................................           148         13,856
Tektronix, Inc. ......................................            41          3,149
Teradyne, Inc.+ ......................................         1,500         52,500
Thermo Electron Corp.+ ...............................           192          4,992

TELECOMMUNICATIONS -- 1.3%
Andrew Corp.+ ........................................            95          2,488
Cox Communications, Inc., Class A+ ...................         2,900        110,925
Global Crossing Ltd.+ ................................           868         26,908
Motorola, Inc. .......................................         3,129         88,394
                                                                       ------------
                                                                          1,102,361
                                                                       ------------

MATERIALS -- 5.2%
CHEMICALS -- 2.8%
Air Products & Chemicals, Inc. .......................         1,943         69,948
Ashland, Inc. ........................................         2,889         97,323
Dow Chemical Co. .....................................         1,851         46,159
du Pont (E.I.) de Nemours & Co. ......................         2,727        113,000
Eastman Chemical Co. .................................            90          3,324
Engelhard Corp. ......................................         3,430         55,738
FMC Corp.+ ...........................................            18          1,207
Great Lakes Chemical Corp. ...........................         1,336         39,162
Hercules, Inc. .......................................         2,271         32,078
PPG Industries, Inc. .................................           694         27,543
Praxair, Inc. ........................................           156          5,831

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Rohm & Haas Co. ......................................           215   $      6,248
Sherwin-Williams Co. .................................           192          4,104
Sigma-Aldrich Corp. ..................................            85          2,805
Union Carbide Corp. ..................................           116          4,379

FOREST PRODUCTS -- 0.8%
Bemis Co. ............................................            30            964
Boise Cascade Corp. ..................................            37            983
Georgia-Pacific Corp. (Timber Group) .................           700         18,812
Georgia-Pacific Group ................................           168          3,948
International Paper Co. ..............................         2,664         76,423
Louisiana-Pacific Corp. ..............................           137          1,259
Mead Corp. ...........................................           100          2,337
Owens-Illinois, Inc.+ ................................           166          1,536
Pactiv Corp.+ ........................................           200          2,238
Temple-Inland, Inc. ..................................            60          2,272
Westvaco Corp. .......................................           113          3,016
Weyerhaeuser Co. .....................................           622         25,113
Willamette Industries, Inc. ..........................           100          2,800

METALS & MINERALS -- 1.6%
Alcan Aluminium Ltd. .................................           234          6,771
Alcoa, Inc. ..........................................         8,453        213,967
Allegheny Technologies, Inc. .........................           100          1,812
Armstrong Holdings, Inc. .............................           800          9,550
Barrick Gold Corp. ...................................           390          5,947
Bethlehem Steel Corp.+ ...............................           200            600
Crown, Cork & Seal Co., Inc. .........................           173          1,849
Fluor Corp. ..........................................           100          3,000
Homestake Mining Co. .................................           200          1,038
Inco Ltd.+ ...........................................           200          3,225
Newmont Mining Corp. .................................           964         16,388
Nucor Corp. ..........................................            67          2,018
Phelps Dodge Corp. ...................................           661         27,597
Placer Dome, Inc. ....................................           319          3,011
USX-US Steel Group, Inc. .............................           117          1,777
Vulcan Materials Co. .................................           100          4,019
                                                                       ------------
                                                                            953,119
                                                                       ------------

REAL ESTATE -- 0.4%
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Rouse Co. ............................................         1,400         34,912
Simon Property Group, Inc. ...........................         1,700         39,844
                                                                       ------------
                                                                             74,756
                                                                       ------------

UTILITIES -- 12.3%
ELECTRIC UTILITIES -- 5.0%
AES Corp.+ ...........................................           438         30,003
Ameren Corp. .........................................           100          4,188
American Electric Power Co., Inc. ....................           320         12,520

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
CMS Energy Corp. .....................................           135   $      3,637
Consolidated Edison, Inc. ............................           200          6,825
Constellation Energy Group ...........................           119          5,920
CP&L Energy, Inc. ....................................           122          5,086
Dominion Resources, Inc.+ ............................           238         13,819
DTE Energy Co. .......................................           140          5,355
Duke Energy Corp. ....................................         1,258        107,873
Edison International .................................           300          5,794
Entergy Corp. ........................................           242          9,015
FirstEnergy Corp. ....................................         1,530         41,214
Florida Progress Corp. ...............................           100          5,294
FPL Group, Inc. ......................................           676         44,447
GPU, Inc. ............................................           121          3,925
Niagara Mohawk Holdings, Inc.+ .......................         1,500         23,625
Pacific Gas & Electric Corp. .........................           376          9,094
PECO Energy Co. ......................................           882         53,416
Pinnacle West Capital Corp. ..........................         2,300        117,012
PPL Corp. ............................................           140          5,845
Public Service Enterprise Group, Inc. ................           250         11,172
Reliant Energy, Inc. .................................         1,311         60,961
SCANA Corp. ..........................................         2,000         61,750
Sempra Energy ........................................           255          5,307
Southern Co. .........................................         5,339        173,184
Unicom Corp. .........................................         1,500         84,281

GAS & PIPELINE UTILITIES -- 0.6%
Coastal Corp. ........................................           200         14,825
Columbia Energy Group ................................            96          6,816
Eastern Enterprises ..................................            27          1,723
El Paso Energy Corp. .................................           235         14,482
KeySpan Corp. ........................................           159          6,380
National Fuel Gas Co. ................................           800         44,850
Williams Cos., Inc. ..................................           428         18,083

TELEPHONE -- 6.7%
ALLTEL Corp. .........................................         1,606         83,813
AT&T Corp. ...........................................        13,120        385,400
BellSouth Corp. ......................................         2,960        119,140
CenturyTel, Inc. .....................................           145          3,951
SBC Communications, Inc. .............................         6,048        302,400
Sprint Corp. .........................................         3,492        102,359
WorldCom, Inc.+ ......................................         7,500        227,813
                                                                       ------------
                                                                          2,242,597
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $17,422,827) .......                   17,847,503
                                                                       ------------

                                                                ----------------

                                                           SHARES/
SHORT-TERM SECURITIES -- 1.5%                             PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.4%
T. Rowe Price Reserve Investment Fund ................       255,536   $    255,536
                                                                       ------------

U.S. GOVERNMENT & AGENCIES -- 0.1%
United States Treasury Bills 6.00% due 10/19/00@ .....  $     10,000          9,970
                                                                       ------------
TOTAL SHORT-TERM SECURITIES (cost $265,506) ..........                      265,506
                                                                       ------------

REPURCHASE AGREEMENT -- 0.0%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.0%
Paribas Corp. Joint Repurchase Agreement Account
 (Note 3) (cost $5,000) ..............................         5,000          5,000
                                                                       ------------

TOTAL INVESTMENTS --
  (cost $17,693,333)                                       99.4%         18,118,009
Other assets less liabilities --                            0.6             115,348
                                                        -------        ------------
NET ASSETS --                                             100.0%       $ 18,233,357
                                                        =======        ============

-------------
+ Non-income producing securities
(1) Security represents an investment in an affiliated company; see Note 7 ADR -- American Depository Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------------
      NUMBER OF                                                            VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                     EXPIRATION DATE   TRADE DATE   SEPTEMBER 30, 2000   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------
       1 Long           Standard & Poors 500 Index      December 2000      $72,685           $75,455          $(2,770)
                                                                                                              =======

See Notes to Financial Statements

----------------
120

----------------

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO              INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 98.7%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.4%
APPAREL & TEXTILES -- 0.5%
Cintas Corp. ...........................         2,310   $    100,629
Intimate Brands, Inc., Class A .........           576         10,764
Jones Apparel Group, Inc.+ .............           228          6,042
Nike, Inc., Class B ....................            13            521
Quiksilver, Inc.+ ......................           750         14,438

AUTOMOTIVE -- 1.1%
AutoNation, Inc.+ ......................           965          5,790
Donaldson Co., Inc. ....................           700         15,400
General Motors Corp., Class H+ .........         3,000        111,540
Harley-Davidson, Inc.+ .................         3,416        163,541

HOUSING -- 0.3
HON INDUSTRIES, Inc. ...................           700   17,238......
Lennar Corp. ...........................           700         20,781
Williams-Sonoma, Inc.+ .................         1,229         42,708

RETAIL -- 5.5
7 Eleven, Inc.+ ........................            56            714
Bed Bath & Beyond, Inc.+ ...............         9,163        223,491
BJ's Wholesale Club, Inc.+ .............           900         30,713
Circuit City Stores, Inc. ..............         1,012         23,276
Consolidated Stores Corp.+ .............           335          4,523
CVS Corp. ..............................           500         23,156
Dollar General Corp. ...................         6,986        117,015
Dollar Tree Stores, Inc.+ ..............         3,708        150,385
Duane Reade, Inc.+ .....................           600         14,550
Family Dollars Stores, Inc. ............         2,266         43,621
Kohl's Corp.+ ..........................           400         23,075
Lands' End, Inc.+ ......................         1,000         21,000
Limited, Inc. ..........................           383          8,450
MSC Industrial Direct Co., Inc., Class
  A+ ...................................            90          1,373
Office Depot, Inc.+ ....................           186          1,453
Radioshack Corp. .......................         4,172        269,615
Ross Stores, Inc. ......................         1,900         27,313
Staples, Inc.+ .........................         3,007         42,662
Starbucks Corp.+ .......................         2,422         97,031
Target Corp. ...........................         7,500        192,187
The Men's Wearhouse, Inc.+ .............           600         16,988
Tiffany & Co. ..........................         2,664        102,730
TJX Cos., Inc. .........................         2,749         61,852
Webvan Group, Inc.+ ....................           551          1,274
Zale Corp.+ ............................           600         19,463
                                                         ------------
                                                            2,027,302
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES -- 0.8%
FOOD, BEVERAGE & TOBACCO -- 0.7%
Coca-Cola Enterprises, Inc. ............           654   $     10,423
General Mills, Inc. ....................         1,001         35,536
Kellogg Co. ............................           568         13,739
Pepsi Bottling Group, Inc. .............           336         10,101
Quaker Oats Co. ........................           433         34,261
RF Micro Devices, Inc.+ ................         1,264         39,658
Tootsie Roll Industries, Inc. ..........           836         32,813
UST, Inc. ..............................           405          9,264

HOUSEHOLD PRODUCTS -- 0.1%
Estee Lauder Cos., Inc., Class A .......           639         23,403
Rayovac Corp.+ .........................         1,200         20,550
                                                         ------------
                                                              229,748
                                                         ------------

ENERGY -- 3.6%
ENERGY SERVICES -- 1.8%
Baker Hughes, Inc. .....................           812         30,146
BJ Services Co.+ .......................         1,514         92,543
ENSCO International, Inc. ..............           304         11,628
Global Marine, Inc.+ ...................           502         15,499
Grant Prideco, Inc.+ ...................            45            987
Hanover Compressor Co.+ ................           316         10,408
Marine Drilling Cos., Inc.+ ............           218          6,227
Nabors Industries, Inc.+ ...............           710         37,204
R&B Falcon Corp.+ ......................         5,184        144,504
Rowan Cos., Inc.+ ......................           392         11,368
Smith International, Inc.+ .............         1,083         88,332
Tidewater, Inc. ........................           126          5,733
Weatherford International, Inc.+ .......           752         32,336

ENERGY SOURCES -- 1.8%
Anadarko Petroleum Corp. ...............           450         29,907
Apache Corp. ...........................           817         48,305
Devon Energy Corp. .....................           602         36,210
Diamond Offshore Drilling, Inc. ........           101          4,141
EOG Resources, Inc. ....................           474         18,427
Helmerich & Payne, Inc. ................            34          1,228
Murphy Oil Corp. .......................           136          8,814
Newfield Exploration Co.+ ..............           193          9,011
Noble Drilling Corp.+ ..................         2,919        146,680
Proton Energy Systems, Inc.+ ...........           100          2,863
Unocal Corp. ...........................         5,100        180,731
                                                         ------------
                                                              973,232
                                                         ------------

FINANCE -- 7.2%
BANKS -- 0.6%
City National Corp. ....................           700         27,037
Community First Bankshares, Inc. .......         1,000         17,562
Northern Trust Corp. ...................           800         71,100
State Street Corp. .....................           400         52,000

----------------
122

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Synovus Financial Corp. ................           243   $      5,149

FINANCIAL SERVICES -- 5.4
Ambac Financial Group, Inc. ............           800         58,600
Ameritrade Holding Corp.+ ..............           479          8,502
Amvescap PLC ADR .......................           500         55,437
Bear Stearns Cos., Inc. ................         1,300         81,900
Capital One Financial Corp. ............         1,546        108,317
Charles Schwab Corp. ...................         2,570         91,235
Concord EFS, Inc.+ .....................         2,681         95,217
Crown Castle International Corp. (1) ...         5,800        180,162
Dow Jones & Co., Inc. ..................           142          8,591
E*TRADE Group, Inc.+ ...................         1,174         19,298
Eaton Vance Corp. ......................           700         35,700
Federated Investors, Inc., Class B+ ....         2,527         62,543
H&R Block, Inc. ........................            23            852
Investment Technology Group, Inc.+ .....           838         33,468
Investors Financial Services Corp. .....         1,000         63,125
Knight Trading Group, Inc. .............           605         21,780
Legg Mason, Inc. .......................           800         46,500
NOVA Corp.+ ............................           285          4,881
Providian Financial Corp. ..............         1,334        169,418
Raymond James Financial, Inc. ..........           900         29,644
Security Capital Group, Inc., Class
  B+ ...................................         2,100         39,769
SEI Investments Co. ....................         1,357         96,008
Stilwell Financial, Inc. ...............         1,728         75,168
T.Rowe Price Associates, Inc. ..........           311         14,597
TD Waterhouse Group, Inc. ..............            99          1,844
USA Education, Inc. ....................           276         13,300
Waddell & Reed Financial, Inc., Class
  A ....................................         1,836         56,916

INSURANCE -- 1.2%
ChoicePoint, Inc.+ .....................           830         38,077
Equifax, Inc. ..........................         1,789         48,191
Franklin Resources, Inc. ...............         1,100         48,873
MBIA, Inc. .............................         1,400         99,575
Mutual Risk Management Ltd. ............         1,500         32,906
Radian Group, Inc. .....................           600         40,500
XL Capital Ltd., Class A ...............           300         22,050
                                                         ------------
                                                            1,975,792
                                                         ------------

HEALTHCARE -- 15.1%
DRUGS -- 7.7%
Alkermes, Inc.+ ........................           385         14,871
Allergan, Inc. .........................         1,340        113,146
ALZA Corp.+ ............................           543         46,970
Amgen, Inc.+ ...........................           300         20,948
Andrx Group ............................           262         24,464
BioChem Pharma, Inc.+ ..................           700         15,356
Biogen, Inc.+ ..........................         1,393         84,973
Cephalon, Inc.+ ........................           211         10,234

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
COR Therapeutics, Inc.+ ................           366   $     22,806
Elan Corp. PLC ADR+ ....................           600         32,850
Forest Laboratories, Inc.+ .............         1,924        220,659
Gilead Sciences, Inc.+ .................         1,738        190,637
Human Genome Sciences, Inc.+ ...........         1,299        224,889
ICOS Corp.+ ............................           315         17,049
IDEC Pharmaceuticals Corp.+ ............           631        110,652
ImClone Systems, Inc.+ .................           226         26,456
Immunex Corp.+ .........................         4,241        184,484
Incyte Pharmaceuticals, Inc.+ ..........         1,214         49,926
IVAX Corp.+ ............................           988         45,448
King Pharmaceuticals, Inc.+ ............           882         29,492
Medarex, Inc ...........................           263         30,853
Millennium Pharmaceuticals, Inc.+ ......         1,400        204,487
Mylan Laboratories, Inc. ...............           105          2,828
Protein Design Labs, Inc.++ ............         1,094        131,827
ResMed, Inc.+ ..........................         1,400         43,750
Sepracor, Inc.+ ........................           392         48,094
Sequenom, Inc.+ ........................         1,000         42,125
Shire Pharmaceuticals Group PLC ADR+ ...           600         30,975
Tanox, Inc.+ ...........................            43          1,457
Vertex Pharmaceuticals, Inc.+ ..........           396         33,462
Watson Pharmaceuticals, Inc.+ ..........           885         57,414

HEALTH SERVICES -- 2.9%
Chiron Corp.+ ..........................           476         21,420
Express Scripts, Inc., Class A+ ........         1,081         78,102
First Health Group Corp.+ ..............           389         12,545
Health Management Associates, Inc.,
  Class A+ .............................         1,372         28,555
IMS Health, Inc. .......................        15,939        330,734
Lincare Holdings, Inc.+ ................           400         11,475
Oxford Health Plans, Inc.+ .............           643         19,762
PacifiCare Health Systems, Inc.+ .......            71          2,472
Quest Diagnostics, Inc.+ ...............         1,212        139,077
Quintiles Transnational Corp.+ .........           359          5,722
Renal Care Group, Inc.+ ................           500          9,313
Stryker Corp. ..........................         1,631         70,031
Sybron International Corp.+ ............         1,900         45,600
UnitedHealth Group, Inc. ...............            96          9,480
Universal Health Services, Inc., Class
  B+ ...................................            95          8,134

MEDICAL PRODUCTS -- 4.5%
Abgenix, Inc.+ .........................           770         62,226
Affymetrix, Inc.+ ......................           286         14,264
ArthroCare Corp.+ ......................           800         15,550
Aurora Biosciences Corp.+ ..............           300         20,400
Bausch & Lomb, Inc. ....................            31          1,207
Beckman Coulter, Inc. ..................            39          3,008
Biomatrix, Inc.+ .......................           900         15,750
Biomet, Inc. ...........................         1,531         53,585
Boston Scientific Corp.+ ...............         1,595         26,218
Cardinal Health, Inc. ..................           400         35,275

----------------
124

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Celgene Corp.+ .........................           389   $     23,146
Cytyc Corp.+ ...........................           285         12,291
Dionex Corp.+ ..........................           400         11,050
Genzyme Corp.+ .........................         2,832        193,107
Guidant Corp.+ .........................           500         35,344
McKesson HBOC, Inc. ....................           251          7,671
MedImmune, Inc.+ .......................         2,430        187,717
Medtronic, Inc. ........................           524         27,150
MiniMed, Inc.+ .........................           692         61,847
Patterson Dental Co.+ ..................           272          6,120
PE Corp-PE Biosystems Group ............         2,116        246,514
PE Corp.-Celera Genomics Group+ ........           740         73,722
QLT PhotoTherapeutics, Inc.+ ...........           400         28,350
St. Jude Medical, Inc.+ ................            69          3,519
Techne Corp.+ ..........................           359         40,208
Wesley Jessen VisionCare, Inc.+ ........           900         34,594
                                                         ------------
                                                            4,145,837
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 10.0%
AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Embraer Aircraft Corp. ADR .............         3,000         93,000
REMEC, Inc.+ ...........................         2,900         85,369
Titan Corp.+ ...........................           393          6,484

BUSINESS SERVICES -- 5.8%
Apollo Group, Inc., Class A+ ...........         1,679         66,950
Cendant Corp.+ .........................         1,240         13,485
Convergys Corp.+ .......................            78          3,032
CSG Systems International, Inc.+ .......           405         11,745
DeVry, Inc.+ ...........................         2,110         79,389
Ecolab, Inc. ...........................         1,339         48,288
Electronics for Imaging, Inc.+ .........           224          5,656
F.Y.I., Inc.+ ..........................           900         33,637
First Data Corp. .......................         3,100        121,094
Fiserv, Inc.+ ..........................           645         38,619
Getty Images, Inc.+ ....................            97          2,952
Global Industries Ltd.+ ................            97          1,213
Insituform Technologies, Inc., Class
  A+ ...................................         1,000         33,625
Iron Mountain, Inc.+ ...................         4,395        162,615
ITT Educational Services, Inc.+ ........         1,000         27,125
Manpower, Inc. .........................         7,300        233,144
Paychex, Inc. ..........................         1,350         70,875
Quanta Services, Inc. + ................           138          3,795
Republic Services, Inc., Class A+ ......           704          9,240
Robert Half International, Inc.+ .......         2,500         86,719
TeleTech Holdings, Inc.+ ...............           161          3,985
TMP Worldwide, Inc.+ ...................           848         68,264
Total System Services, Inc. ............           211          3,547
Veritas DGC, Inc.+ .....................           900         26,044
Viad Corp. .............................         1,080         28,687
Waste Management, Inc. .................        10,500        183,094

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Waters Corp.+ ..........................         2,516   $    223,924

ELECTRICAL EQUIPMENT -- 1.0%
Credence Systems Corp.+ ................           354         10,620
Gentex Corp.+ ..........................           481         12,025
Jabil Circuit, Inc.+ ...................         1,633         92,673
KEMET Corp.+ ...........................           528         14,586
Littelfuse, Inc.+ ......................           900         26,719
Power-One, Inc.+ .......................           354         21,422
Roper Industries, Inc. .................           600         19,912
Technitrol, Inc. .......................           700         70,700

MACHINERY -- 0.6%
Cognex Corp.+ ..........................           784         30,919
Cooper Cameron Corp.+ ..................           914         67,350
CUNO, Inc.+ ............................           800         17,800
Danaher Corp. ..........................           482         23,980
IDEX Corp. .............................           600         16,763
Lincoln Electric Holdings, Inc. ........           500          6,656
Parker-Hannifin Corp. ..................           400         13,500

MULTI-INDUSTRY -- 0.9%
Avery Dennison Corp. ...................           435         20,173
Sara Lee Corp.+ ........................        10,500        213,281

TRANSPORTATION -- 1.0%
Atlas Air, Inc.+ .......................         4,000        169,000
C.H. Robinson Worldwide, Inc. ..........           867         48,864
EGL, Inc.+ .............................           400         12,100
Expeditors International of Washington,
  Inc. .................................         1,306         58,852
Kansas City Southern Industries,
  Inc. .................................           232          2,015
                                                         ------------
                                                            2,984,206
                                                         ------------

INFORMATION & ENTERTAINMENT -- 9.2%
BROADCASTING & MEDIA -- 7.9%
ACNielsen Corp.+ .......................         1,600         38,100
Acxiom Corp.+ ..........................           426         13,526
Aether Systems, Inc.+ ..................           156         16,458
AT&T Corp. -- Liberty Media Group, Class
  A+ ...................................         7,100        127,800
Cablevision Systems Corp., Class A+ ....           333         22,082
Clear Channel Communications, Inc.+ ....         1,492         84,298
Cox Radio, Inc., Class A+ ..............           168          2,930
DoubleClick, Inc.+ .....................         1,296         41,472
E.W. Scripps Co., Class A ..............         2,100        113,400
EchoStar Communications Corp., Class
  A+ ...................................         6,000        316,500
Emmis Communications Corp., Class A+ ...         1,084         26,829
Entercom Communications Corp.+ .........           700         20,956
Gemstar-TV Guide International,
  Inc.+ ................................           250         21,797
Harcourt General, Inc. .................           400         23,600
Harmonic, Inc.+ ........................           586         14,064
Harte-Hanks, Inc. ......................           900         24,525
Havas Advertising SA ...................           417          6,095

----------------
126

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Hearst-Argyle Television, Inc. .........           100   $      2,000
Hispanic Broadcasting Corp.+ ...........         1,349         37,603
Infinity Broadcasting Corp., Class
  A+ ...................................         1,625         53,625
Interpublic Group Cos., Inc. ...........         1,836         62,539
Lamar Advertising Co.+ .................           807         30,565
Liberty Digital, Inc., Class A+ ........           132          2,673
Macrovision Corp.+ .....................           223         18,063
Meredith Corp. .........................           800         23,600
Omnicom Group, Inc. ....................           300         21,881
Pegasus Communications Corp.+ ..........            96          4,638
Pinnacle Holdings, Inc.+ ...............           700         18,638
Polycom, Inc.+ .........................           354         23,707
Powerwave Technologies, Inc.+ ..........           309         11,732
PrimaCom AG ADR+ .......................         6,500         91,000
PRIMEDIA, Inc.+ ........................           446          7,303
Radio One, Inc.+ .......................           800          5,650
Radio One, Inc., Class A + .............           400          3,325
Reader's Digest Association, Inc., Class
  A ....................................           674         23,801
Regent Communications, Inc.+ ...........         2,900         16,131
Spectrasite Holdings, Inc.+ ............           500          9,281
TeleCorp PCS, Inc.+ ....................         4,122         78,318
Tritel, Inc.+ ..........................         4,700         67,269
United States Cellular Corp. ...........           329         23,030
UnitedGlobalCom, Inc., Class A+ ........         4,114        123,420
Univision Communications, Inc., Class
  A+ ...................................         2,368         88,504
US Unwired, Inc. Class A+ ..............         7,000         66,719
USA Networks, Inc.+ ....................        10,139        222,424
Valassis Communications, Inc.+ .........         1,262         28,080
Western Wireless Corp., Class A ........         1,051         37,442
Westwood One, Inc.+ ....................           800         17,150
Wireless Facilities, Inc. ..............           114          6,576
Young & Rubicam, Inc. ..................           989         48,956

ENTERTAINMENT PRODUCTS -- 0.2%
Citadel Communications Corp.+ ..........           900         15,300
International Game Technology+ .........           449         15,098
International Speedway Corp., Class
  A ....................................           102          3,978
Mattel, Inc. ...........................         1,100         12,306

LEISURE & TOURISM -- 1.1%
Carnival Corp. .........................           700         17,237
Marriott International, Inc., Class
  A ....................................           107          3,899
Northwest Airlines Corp.+ ..............           126          3,095
Outback Steakhouse, Inc.+ ..............           110          2,984
Ryanair Holdings PLC ADR+ ..............         6,200        238,700
Sabre Holdings Corp. ...................           108          3,125
Six Flags, Inc.+ .......................           265          4,107
Tricon Global Restaurants, Inc.+ .......           355         10,872
US Airways Group, Inc. .................           141          4,292
                                                         ------------
                                                            2,286,368
                                                         ------------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 41.6%
COMMUNICATION EQUIPMENT -- 5.0%
American Tower Corp., Class A+ .........         6,805   $    256,463
Cabletron Systems, Inc.+ ...............           474         13,924
DMC Stratex Networks, Inc.+ ............         6,322        101,547
Emulex Corp.+ ..........................           273         33,443
Extreme Networks, Inc.+ ................           332         38,014
Finisar Corp.+ .........................           637         30,815
Foundry Networks, Inc.+ ................           473         31,661
Global TeleSystems Group, Inc.+ ........         1,567          7,149
Network Appliance, Inc.+ ...............         1,200        152,850
NorthPoint Communications Group,
  Inc.+ ................................           100            888
Palm, Inc.+ ............................         7,517        397,931
Redback Networks, Inc.+ ................           754        123,609
SDL, Inc.+ .............................           200         61,600
Symbol Technologies, Inc. ..............         2,791        100,302
Tekelec, Inc.+ .........................           344         11,309
Turnstone Systems, Inc.+ ...............            54          2,504

COMPUTER SERVICES -- 6.3%
Adobe Systems, Inc. ....................           500         77,625
Affiliated Computer Services, Inc.,
  Class A+ .............................           708         35,311
American Management Systems, Inc.+ .....           228          3,919
At Home Corp., Series A+ ...............           761         10,749
Autodesk, Inc. .........................           140          3,553
BARRA, Inc.+ ...........................           700         43,444
BEA Systems, Inc.+ .....................           800         62,300
BISYS Group, Inc. + ....................           790         61,077
CDW Computer Centers, Inc.+ ............         1,160         80,040
Ceridian Corp.+ ........................           288          8,082
Check Point Software Technologies
  Ltd.+ ................................         1,000        157,500
Compuware Corp.+ .......................         1,308         10,955
Cybear Group+ ..........................            39             51
CyberSource Corp.+ .....................           800          9,050
DST Systems, Inc.+ .....................           490         57,575
EarthLink, Inc.+ .......................           274          2,500
Entrust Technologies, Inc.+ ............           790         21,824
FactSet Research Systems, Inc. .........           800         30,080
Internet Security Systems, Inc.+ .......           600         45,075
Intuit, Inc.+ ..........................         1,740         99,180
Keane, Inc.+ ...........................         1,400         24,360
MarchFirst, Inc.+ ......................         1,281         20,096
Network Associates, Inc.+ ..............         1,345         30,431
Rational Software Corp.+ ...............         5,742        398,351
Safeguard Scientifics, Inc.+ ...........            57          1,136
Sapient Corp.+ .........................           532         21,646
SEMA Group PLC ADR+ ....................           243          7,806
SunGard Data Systems, Inc.+ ............         1,003         42,941
Symantec Corp.+ ........................         1,101         48,444
Synopsys, Inc.+ ........................           662         25,073
Unisys Corp.+ ..........................         1,198         13,477
VeriSign, Inc.+ ........................           975        197,498
Wind River Systems, Inc.+ ..............         1,516         72,673

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT -- 2.1%
Adaptec, Inc.+ .........................           138   $      2,760
Brocade Communications Systems,
  Inc.+ ................................           997        235,292
Cadence Design Systems, Inc.+ ..........         1,439         36,964
Diebold, Inc. ..........................           700         18,594
Echelon Corp.+ .........................           146          4,289
EMC Corp.+ .............................           400         39,650
Gateway, Inc.+ .........................           400         18,700
Handspring, Inc.+ ......................         1,300         89,781
Henry (Jack) & Associates, Inc. ........           200          8,675
Ingram Micro, Inc., Class A+ ...........           120          1,650
Lexmark International, Inc.+ ...........           937         35,137
Miller (Herman), Inc. ..................           540         17,314
Millipore Corp. ........................           326         15,791
NCR Corp.+ .............................           139          5,256
RSA Security, Inc.+ ....................           167          7,202
SanDisk Corp.+ .........................           351         23,429
Silicon Storage Technology, Inc.+ ......           570         15,497
Tech Data Corp.+ .......................           114          4,873

COMPUTER SOFTWARE -- 3.3%
BMC Software, Inc.+ ....................         2,638         50,452
CheckFree Corp.+ .......................           284         11,897
Citrix Systems, Inc.+ ..................         2,161         43,355
Concord Communications, Inc.+ ..........           300          7,950
Electronic Arts, Inc.+ .................         1,812         89,467
Kana Communications, Inc.+ .............           579         12,883
Mercury Interactive Corp.+ .............         1,483        232,460
Micromuse, Inc.+ .......................           655        131,614
National Instruments Corp.+ ............           867         38,256
Novell, Inc.+ ..........................           662          6,579
NVIDIA Corp.+ ..........................           331         27,101
Oracle Corp.+ ..........................           400         31,500
Parametric Technology Corp.+ ...........         1,372         15,006
PeopleSoft, Inc.+ ......................         1,111         31,039
Peregrine Systems, Inc.+ ...............         1,613         30,546
Progress Software Corp.+ ...............         1,400         19,075
Quest Software, Inc.+ ..................           126          7,826
Red Hat, Inc.+ .........................           502          8,565
VERITAS Software Corp.+ ................           650         92,300
Virginia Linux Systems, Inc.+ ..........            71          3,284
WebTrends Corp.+ .......................           600         22,425

ELECTRONICS -- 15.1%
Advanced Micro Devices, Inc.+ ..........         1,310         30,949
Alpha Industries, Inc.+ ................           262          8,924
Altera Corp.+ ..........................         1,800         85,950
American Power Conversion Corp.+ .......         1,908         36,610
Amkor Technology, Inc.+ ................           790         20,639
Amphenol Corp.+ ........................           296         16,854
Analog Devices, Inc.+ ..................         2,900        239,431
Applied Materials, Inc.+ ...............           600         35,588
Applied Micro Circuits Corp.+ ..........         1,595        330,265

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Atmel Corp.+ ...........................         2,814   $     42,738
Avanex Corp.+ ..........................            53          5,707
AVX Corp. ..............................           126          3,284
Broadcom Corp., Class A+ ...............           250         60,937
Brooks Automation, Inc.+ ...............         5,400        178,875
Catalina Marketing Corp.+ ..............         1,215         45,714
Conexant Systems, Inc.+ ................         1,595         66,791
Cree, Inc.+ ............................           462         53,708
Cypress Semiconductor Corp.+ ...........           706         29,343
Dallas Semiconductor Corp. .............         1,261         41,455
Fairchild Semiconductor
  International+ .......................           420         11,813
Flextronics International Ltd.+ ........         1,900        156,037
Globespan Semiconductor, Inc.+ .........           243         29,646
Integrated Device Technology, Inc.+ ....           768         69,504
International Rectifier Corp.+ .........         4,376        221,261
Intersil Holding Corp.+ ................           161          8,030
KLA-Tencor Corp.+ ......................         1,873         77,144
Kopin Corp.+ ...........................           484          8,712
L-3 Communications Holding, Inc. .......            67          3,786
Lam Research Corp.+ ....................         1,535         32,139
Lattice Semiconductor Corp.+ ...........         1,087         58,426
Linear Technology Corp. ................         1,200         77,700
Maxim Integrated Products, Inc.+ .......         1,200         96,525
Micrel, Inc.+ ..........................         1,223         81,941
Microchip Technology, Inc.+ ............         1,778         58,769
Molex, Inc. ............................           753         40,991
Molex, Inc., Class A ...................           875         36,258
National Semiconductor Corp.+ ..........         1,893         76,193
New Focus, Inc.+ .......................            27          2,135
Newport Corp. ..........................           813        129,483
Next Level Communications, Inc.+ .......           111          7,340
Novellus Systems, Inc.+ ................         6,649        309,594
ON Semiconductor Corp.+ ................           173          1,881
PerkinElmer, Inc. ......................            14          1,461
PMC-Sierra, Inc.+ ......................           600        129,150
QLogic Corp.+ ..........................         1,047         92,136
Rambus, Inc.+ ..........................           579         45,705
Sanmina Corp.+ .........................         1,884        176,389
Sawtek, Inc.+ ..........................           593         22,840
SCI Systems, Inc.+ .....................         4,444        182,204
Semtech Corp.+ .........................         1,300         56,062
Siliconix, Inc.+ .......................            31          1,463
Teradyne, Inc.+ ........................           600         21,000
TranSwitch Corp.+ ......................           610         38,888
TriQuint Semiconductor, Inc.+ ..........           485         17,672
Veeco Instruments, Inc.+ ...............           800         85,012
Virata Corp.+ ..........................           186         12,299
Vishay Intertechnology, Inc.+ ..........            82          2,522
Vitesse Semiconductor Corp.+ ...........         2,295        204,112
Xilinx, Inc.+ ..........................         1,400        119,875

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130

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT -- 0.7%
CMGI, Inc.+ ............................           400   $     11,175
CNET Networks, Inc.+ ...................         1,224         29,816
Critical Path, Inc.+ ...................           135          8,201
Freemarkets, Inc. + ....................            19          1,085
Go.com+ ................................           335          3,559
InfoSpace.com, Inc.+ ...................         1,398         42,290
Lycos, Inc.+ ...........................         1,133         77,911
Navisite, Inc. .........................            82          2,209
Priceline.com, Inc.+ ...................           476          5,653
S1 Corp.+ ..............................           167          1,994
VerticalNet, Inc.+ .....................           579         20,337

INTERNET SOFTWARE -- 3.7%
Agile Software Corp.+ ..................           194         17,448
Akamai Technologies, Inc.+ .............           319         16,752
Alteon Websystems, Inc.+ ...............           232         25,147
Ariba, Inc.+ ...........................         1,148        164,469
Art Technology Group, Inc.+ ............           391         37,047
BroadVision, Inc.+ .....................         1,410         36,043
Cacheflow, Inc.+ .......................           100         14,300
Commerce One, Inc.+ ....................         1,357        106,524
Digex, Inc.+ ...........................           175          8,203
E.piphany, Inc.+ .......................           432         33,291
Engage, Inc.+ ..........................           202          1,641
Inktomi Corp.+ .........................           793         90,402
Internap Network Services Corp.+ .......           528         17,061
Liberate Technologies+ .................           280          8,103
Macromedia, Inc.+ ......................           874         70,630
Phone.com, Inc.+ .......................           428         48,632
Portal Software, Inc.+ .................           672         26,880
Proxicom, Inc.+ ........................           200          3,900
PSINet, Inc.+ ..........................         1,074         10,337
RealNetworks, Inc.+ ....................           505         20,074
Scient Corp.+ ..........................           237          4,962
Software.com, Inc.+ ....................           236         42,819
TIBCO Software, Inc.+ ..................           914         77,176
USinternetworking, Inc.+ ...............           195          1,301
Vignette Corp.+ ........................         1,430         42,721
Vitria Technology, Inc.+ ...............         1,094         51,008
WebMD Corp.+ ...........................         1,415         21,579
WebMethods, Inc.+ ......................            95         10,937

TELECOMMUNICATIONS -- 5.4%
ADC Telecommunications, Inc.+ ..........         2,000         53,781
ADTRAN, Inc.+ ..........................           122          5,191
Advanced Fibre Communications, Inc.+ ...           483         18,294
Allegiance Telecom, Inc.+ ..............         1,256         46,786
Andrew Corp.+ ..........................           387         10,135
ANTEC Corp.+ ...........................           120          3,540
Aspect Communications Corp.+ ...........           334          6,889
Broadwing, Inc.+ .......................         3,600         92,025
CommScope, Inc.+ .......................           267          6,542

                                                                ----------------
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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Comverse Technology, Inc.+ .............           800   $     86,400
Copper Mountain Networks, Inc.+ ........           329         12,337
Cox Communications, Inc., Class A+ .....           669         25,589
Digital Lightwave, Inc.+ ...............            84          6,101
Ditech Communications Corp.+ ...........           162          6,642
Dobson Communications Corp.+ ...........            99          1,454
Dycom Industries, Inc.+ ................         1,057         43,998
Efficient Networks, Inc.+ ..............           209          7,798
Harris Corp. ...........................            34            967
Inet Technologies, Inc.+ ...............            47          1,375
Infonet Services Corp.+ ................           271          2,862
JDS Uniphase Corp.+ ....................           761         72,019
MasTec, Inc.+ ..........................           171          5,344
McLeodUSA, Inc., Class A+ ..............        15,834        226,624
Mpower Communications Corp.+ ...........         5,750         50,133
Nextel Communications, Inc., Class
  A+ ...................................           400         18,700
NEXTLINK Communications, Inc., Class
  A+ ...................................         2,658         93,528
NTL, Inc.+ .............................         5,556        257,312
PanAmSat Corp.+ ........................           100          3,194
Pixar, Inc.+ ...........................           102          3,277
Powertel, Inc.+ ........................           202         15,365
Rural Celluar Corp., Class A+ ..........         1,500        102,187
Scientific-Atlanta, Inc. ...............         1,567         99,700
Sonus Networks, Inc.+ ..................            29          3,665
Tellabs, Inc. ..........................           200          9,550
Terayon Communication Systems, Inc.+ ...           285          9,672
Time Warner Telecom, Inc., Class A+ ....           395         19,083
Triton PCS Holdings, Inc.+ .............           245          6,737
True North Communications, Inc. ........           700         25,025
Viatel, Inc.+ ..........................           500          5,125
                                                         ------------
                                                           11,398,688
                                                         ------------

MATERIALS -- 1.7%
CHEMICALS -- 0.2%
Cabot Corp. ............................            26            824
Cabot Microelectronics Corp.+ ..........             7            350
Sigma-Aldrich Corp. ....................           600         19,800
Symyx Technologies, Inc.+ ..............           300         13,012
Valspar Corp. ..........................         1,100         25,289

FOREST PRODUCTS -- 0.6%
Georgia-Pacific Corp. (Timber Group) ...           190          5,106
Sealed Air Corp.+ ......................         1,133         51,268
Smurfit-Stone Container Corp.+ .........         8,500        102,000

METALS & MINERALS -- 0.9%
Fastenal Co.+ ..........................           207         11,929
Freeport-McMoRan Copper & Gold, Inc.,
  Class B+ .............................        12,500        110,156
Newmont Mining Corp. ...................           227          3,859

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132

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Stillwater Mining Co.+ .................         4,900   $    132,643
                                                         ------------
                                                              476,236
                                                         ------------

REAL ESTATE -- 0.8%
REAL ESTATE COMPANIES -- 0.8%
HomeStore.com, Inc. ....................         3,710        173,442
Jones Lang Lasalle, Inc.+ ..............           800         10,400
Trammell Crow Co.+ .....................         1,500         22,500
                                                         ------------
                                                              206,342
                                                         ------------

UTILITIES -- 1.3%
ELECTRIC UTILITIES -- 0.9%
AES Corp.+ .............................         1,000         68,500
Calpine Corp.+ .........................         1,643        171,488
NRG Energy, Inc. + .....................           110          4,015
Plug Power, Inc.+ ......................            50          1,863

GAS & PIPELINE UTILITIES -- 0.3%
Dynegy, Inc., Class A ..................         1,326         75,582

TELEPHONE -- 0.1%
Focal Communications Corp.+ ............            94          1,451
WinStar Communications, Inc.+ ..........         1,432         22,196
                                                         ------------
                                                              345,095
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $21,270,956)..........................                   27,048,846
                                                         ------------
                                             SHARES/
SHORT-TERM SECURITIES -- 0.1%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.1%
T. Rowe Price Reserve Investment Fund...        33,661         33,662
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 0.0%
United States Treasury Bills 5.93% due
  10/19/00..............................  $     10,000          9,970
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
  $43,632)..............................                       43,632
                                                         ------------
REPURCHASE AGREEMENT -- 1.0%                PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
Paribas Corp. Joint Repurchase Agreement
  Account (Note 3)
  (cost $265,000).......................  $    265,000   $    265,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $21,579,588)                             99.8%         27,357,478
Other assets less liabilities --                  0.2              42,248
                                               ------        ------------
NET ASSETS --                                   100.0%       $ 27,399,726
                                               ======        ============

-------------
+   Non-income producing securities
(1) Security represents an investment in an affiliated company; see Note 7 ADR -- American Depository Receipt

See Notes to Financial Statements

                                                                ----------------
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
----------------

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 95.2%
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.2%
APPAREL & TEXTILES -- 0.5%
Jones Apparel Group, Inc.+ ...........................           210   $      5,565
Liz Claiborne, Inc. ..................................           180          6,930
Nike Inc, Class B ....................................         1,819         72,874
V.F. Corp. ...........................................           291          7,184

AUTOMOTIVE -- 1.6%
ANC Rental Corp.+ ....................................            81            466
Autoliv, Inc. ........................................           300          5,850
AutoNation, Inc.+ ....................................           653          3,918
AutoZone, Inc.+ ......................................           394          8,939
B.F. Goodrich Co. ....................................           306         11,991
BorgWarner Automotive, Inc. ..........................         1,400         46,375
Dana Corp. ...........................................           461          9,912
Delphi Automotive Systems Corp. ......................         1,695         25,637
Genuine Parts Co. ....................................         4,036         76,936
Goodyear Tire & Rubber Co. ...........................           474          8,532
Lear Corp.+ ..........................................           900         18,506
Navistar International Corp.+ ........................           196          5,868
PACCAR, Inc. .........................................           214          7,931
SPX Corp.+ ...........................................            93         13,200
TRW, Inc. ............................................           304         12,350
Visteon Corp. ........................................         4,296         64,977

HOUSING -- 0.6%
American Standard Cos., Inc.+ ........................           216          9,599
Black & Decker Corp. .................................           248          8,479
D.R. Horton, Inc. ....................................         1,744         29,975
Grainger (W. W.), Inc. ...............................           225          5,920
Johns Manville Corp. .................................           100          1,131
Leggett & Platt, Inc. ................................           615          9,725
Masco Corp. ..........................................         1,377         25,647
Maytag Corp. .........................................           228          7,082
Shaw Industries, Inc. ................................           364          6,734
Stanley Works ........................................           231          5,327
Whirlpool Corp. ......................................           208          8,086
Williams-Sonoma, Inc.+ ...............................            20            695

RETAIL -- 4.5%
7 Eleven, Inc.+ ......................................            59            752
Albertson's, Inc. ....................................         3,400         71,400
BJ's Wholesale Club, Inc.+ ...........................           194          6,620
Blockbuster, Inc., Class A ...........................           100            881
Circuit City Stores, Inc. ............................           215          4,945
Consolidated Stores Corp.+ ...........................        12,700        171,450
Delhaize America, Inc., Class A ......................         8,500        148,219
Delhaize America, Inc., Class B ......................           376          6,298
Dollar General Corp. .................................            40            670

----------------
134

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
Family Dollars Stores, Inc. ..........................            93   $      1,790
Federated Department Stores, Inc.+ ...................         1,348         35,217
J.C. Penny Co., Inc. .................................        12,470        147,302
Kmart Corp.+ .........................................         1,498          8,988
Limited, Inc. ........................................           846         18,665
May Department Stores Co. ............................           962         19,721
MSC Industrial Direct Co., Inc., Class A+ ............            69          1,052
Nordstrom, Inc. ......................................         1,993         31,016
Office Depot, Inc.+ ..................................           848          6,625
Rite Aid Corp.+ ......................................           952          3,808
Ross Stores, Inc. ....................................         6,878         98,871
Saks, Inc.+ ..........................................           405          3,999
Staples, Inc.+ .......................................           488          6,924
Starbucks Corp.+ .....................................            43          1,723
Talbots, Inc. ........................................            21          1,391
Tiffany & Co. ........................................           160          6,170
TJX Cos., Inc. .......................................           445         10,013
Toys "R" Us, Inc.+ ...................................         3,084         50,115
Webvan Group, Inc.+ ..................................           304            703
Weis Markets, Inc. ...................................            31          1,230
Winn-Dixie Stores, Inc. ..............................           296          4,255
                                                                       ------------
                                                                          1,403,154
                                                                       ------------

CONSUMER STAPLES -- 6.7%
FOOD, BEVERAGE & TOBACCO -- 6.0%
Adolph Coors Co., Class B ............................           115          7,267
Archer-Daniels-Midland Co. ...........................        10,041         86,605
Brown-Forman Corp., Class B ..........................           136          7,446
Coca-Cola Enterprises, Inc. ..........................           495          7,889
ConAgra Foods, Inc. ..................................         2,457         49,294
Corn Products International, Inc. ....................         6,600        150,150
Dean Foods Co. .......................................         3,300        109,725
Fleming Cos., Inc. ...................................         3,900         50,944
Flowers Industries, Inc. .............................           331          6,454
Fortune Brands, Inc. .................................           480         12,720
General Mills, Inc. ..................................           482         17,111
Hershey Foods Corp. ..................................           290         15,696
Hormel Foods Corp. ...................................           210          3,504
IBP, Inc. ............................................         6,469        118,464
Keebler Foods Co. ....................................            46          1,932
Kellogg Co. ..........................................           411          9,941
McCormick & Co., Inc. ................................           200          5,950
Nabisco Group Holdings Corp. .........................         2,188         62,358
Nabisco Holdings Corp., Class A ......................           169          9,084
Pepsi Bottling Group, Inc. ...........................           153          4,600
Quaker Oats Co. ......................................           210         16,616
Ralston Purina Group .................................           914         21,650
RJ Reynolds Tobacco Holdings, Inc. ...................         1,179         38,023
Smithfield Foods, Inc.+ ..............................         3,900        102,375
SUPERVALU, Inc. ......................................           425          6,402

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Tootsie Roll Industries, Inc. ........................           103   $      4,043
Tyson Foods, Inc., Class A ...........................           400          4,000
Universal Foods Corp. ................................         7,900        160,962
UST, Inc. ............................................         2,800         64,050
Whitman Corp. ........................................           379          4,382
Wrigley (WM.) Jr. Co. ................................           252         18,868

HOUSEHOLD PRODUCTS -- 0.7%
Avon Products, Inc. ..................................           719         29,389
Clorox Co. ...........................................           707         27,971
Energizer Holdings, Inc.+ ............................           316          7,742
Estee Lauder Cos., Inc., Class A .....................            22            806
Fort James Corp. .....................................         1,510         46,149
International Flavors & Fragrances, Inc. .............           300          5,475
Newell Rubbermaid, Inc. ..............................           794         18,113
                                                                       ------------
                                                                          1,314,150
                                                                       ------------

ENERGY -- 8.0%
ENERGY SERVICES -- 2.5%
Baker Hughes, Inc. ...................................           588         21,829
BJ Services Co.+ .....................................            13            795
Cal Dive International, Inc.+ ........................           600         34,312
Cinergy Corp. ........................................           453         14,977
ENSCO International, Inc. ............................         4,001        153,038
Global Marine, Inc.+ .................................           261          8,058
Grant Prideco, Inc.+ .................................           334          7,327
Hanover Compressor Co.+ ..............................            56          1,845
Marine Drilling Cos., Inc.+ ..........................            74          2,114
Nabors Industries, Inc.+ .............................           125          6,550
Pride International, Inc.+ ...........................           177          4,690
R&B Falcon Corp.+ ....................................         6,398        178,344
Rowan Cos., Inc.+ ....................................           125          3,625
Smith International, Inc.+ ...........................            37          3,018
Tidewater, Inc. ......................................           103          4,687
USX-Marathon Group, Inc. .............................           928         26,332
Varco International, Inc.+ ...........................           177          3,684
Weatherford International, Inc.+ .....................           267         11,481

ENERGY SOURCES -- 5.5%
Amerada Hess Corp. ...................................           243         16,266
Anadarko Petroleum Corp. .............................         1,392         92,512
Apache Corp. .........................................           147          8,691
Burlington Resources, Inc. ...........................         1,461         53,783
Devon Energy Corp. ...................................         3,125        187,969
Diamond Offshore Drilling, Inc. ......................           778         31,898
EOG Resources, Inc. ..................................         4,844        188,311
Equitable Resources, Inc. ............................            87          5,514
Helmerich & Payne, Inc. ..............................           100          3,613
Kerr-McGee Corp. .....................................         2,689        178,146
Murphy Oil Corp. .....................................            58          3,759
National-Oilwell, Inc.+ ..............................           148          4,625

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Noble Affiliates, Inc. ...............................           184   $      6,831
Noble Drilling Corp.+ ................................           137          6,884
Occidental Petroleum Corp. ...........................         1,116         24,343
Ocean Energy, Inc.+ ..................................         4,109         63,433
Pioneer Natural Resources Co.+ .......................         1,300         18,444
Stolt Comex Seaway SA+ ...............................         1,300         19,338
Sunoco, Inc. .........................................           283          7,623
Tosco Corp. ..........................................         1,644         51,272
TXU Corp. ............................................           778         30,828
Ultramar Diamond Shamrock Corp. ......................           267          6,775
Unocal Corp. .........................................           759         26,897
Valero Energy Corp. ..................................           743         26,144
                                                                       ------------
                                                                          1,550,605
                                                                       ------------

FINANCE -- 16.3%
BANKS -- 4.7%
AmSouth Bancorp. .....................................         3,406         42,575
Associated Banc-Corp. ................................           247          6,484
BancWest Corp. .......................................           272          5,287
Banknorth Group, Inc. ................................           424          7,579
BB&T Corp. ...........................................         1,152         34,704
Centura Banks, Inc. ..................................           102          3,908
Charter One Financial, Inc. ..........................           646         15,740
City National Corp. ..................................           143          5,523
Colonial BancGroup, Inc. .............................         3,500         36,312
Comerica, Inc. .......................................         1,680         98,175
Commerce Bancshares, Inc. ............................           210          7,731
Dime Bancorp, Inc. ...................................           309          6,663
First Security Corp. .................................           602          9,820
First Tennessee National Corp. .......................           400          8,175
First Virginia Banks, Inc. ...........................           126          5,371
FirstMerit Corp. .....................................           222          5,092
Golden State Bancorp, Inc. ...........................           216          5,103
Golden West Financial Corp. ..........................           393         21,075
GreenPoint Financial Corp. ...........................         3,066         90,830
Hibernia Corp., Class A ..............................           500          6,125
Hudson City Bancorp, Inc .............................           129          2,193
Huntington Bancshares, Inc. ..........................           790         11,603
KeyCorp. .............................................         1,289         32,628
M&T Bank Corp. .......................................            21         10,710
Marshall & Ilsley Corp. ..............................           335         16,792
Mercantile Bankshares Corp. ..........................           200          7,259
National City Corp. ..................................         1,814         40,135
National Commerce Bancorp. ...........................           582         11,604
North Fork Bancorp, Inc. .............................           577         12,478
Old Kent Financial Corp. .............................           393         11,372
Old National Bancorp. ................................           198          5,990
Popular, Inc. ........................................           400         10,825
Regions Financial Corp. ..............................           720         16,335
SouthTrust Corp. .....................................           931         29,268

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
Sovereign Bancorp, Inc. ..............................        10,680   $     98,790
Summit Bancorp .......................................           538         18,561
Synovus Financial Corp. ..............................           634         13,433
TCF Financial Corp. ..................................           273         10,272
Union Planters Corp. .................................           416         13,754
UnionBanCal Corp. ....................................         2,167         50,518
Valley National Bancorp. .............................           151          4,124
Wachovia Corp. .......................................           200         11,337
Wilmington Trust Corp. ...............................           700         37,537
Zions Bancorp ........................................           250         12,785

FINANCIAL SERVICES -- 3.2%
A.G. Edwards, Inc. ...................................           272         14,229
Allmerica Financial Corp. ............................           177         11,317
Ambac Financial Group, Inc. ..........................         1,805        132,216
Bear Stearns Cos., Inc. ..............................         1,416         89,208
C.I.T. Group, Inc., Class A ..........................           587         10,272
Capital One Financial Corp. ..........................            83          5,815
Compass Bancshares, Inc. .............................           417          8,132
Countrywide Credit Industries, Inc. ..................           339         12,797
Crown Castle International Corp.(1) ..................           253          7,859
Donaldson, Lufkin & Jenrette, Inc. ...................           102          9,123
Dow Jones & Co., Inc. ................................            75          4,538
Dun & Bradstreet Corp. ...............................         1,990         68,531
E*TRADE Group, Inc.+ .................................           193          3,172
H&R Block, Inc. ......................................           280         10,377
Heller Financial, Inc. ...............................           134          3,827
Knight Trading Group, Inc. ...........................            22            792
Legg Mason, Inc. .....................................           200         11,625
Lehman Brothers Holdings, Inc.@ ......................           468         69,147
Neuberger Berman, Inc. ...............................           105          6,458
Pacific Century Financial Corp. ......................         4,600         78,775
Paine Webber Group, Inc. .............................           346         23,571
Stilwell Financial, Inc. .............................           312         13,572
T.Rowe Price Associates, Inc. ........................           188          8,824
TD Waterhouse Group, Inc. ............................            60          1,118
USA Education, Inc. ..................................           369         17,781

INSURANCE -- 8.4%
21st Century Insurance Group(1) ......................            68          1,152
ACE Ltd. .............................................         3,400        133,450
Aetna, Inc. ..........................................         1,724        100,100
American Financial Group, Inc. .......................           100          2,319
Aon Corp. ............................................           682         26,768
Chubb Corp.@ .........................................           524         41,461
Cincinnati Financial Corp. ...........................           479         17,005
CNA Financial Corp.+ .................................            55          2,104
Conseco, Inc. ........................................           985          7,511
Erie Indemnity Co., Class A ..........................           200          5,875
Everest Reinsurance Holding, Inc. ....................         2,800        138,600
Franklin Resources, Inc. .............................           474         21,060
Hartford Financial Services Group, Inc.@ .............           649         47,336

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Jefferson-Pilot Corp. ................................           317   $     21,516
John Hancock Financial Services+ .....................           285          7,659
Lincoln National Corp. ...............................           581         27,961
Loews Corp. ..........................................         1,100         91,712
MBIA, Inc. ...........................................         1,198         85,208
MGIC Investment Corp. ................................           332         20,293
MONY Group, Inc.+ ....................................           123          4,905
Mutual Risk Management Ltd. ..........................         3,500         76,781
Nationwide Financial Services, Inc., Class A .........            59          2,205
Old Republic International Corp. .....................         6,559        157,826
PartnerRe Ltd. .......................................         3,400        161,287
PMI Group, Inc. ......................................           102          6,911
Progressive Corp. ....................................           161         13,182
Protective Life Corp. ................................           183          5,467
Radian Group, Inc. ...................................            98          6,615
Reinsurance Group of America, Inc. ...................            42          1,439
SAFECO Corp. .........................................           387         10,546
St. Paul Cos., Inc. ..................................           642         31,659
Torchmark Corp. ......................................           414         11,514
Transatlantic Holdings, Inc.(1) ......................            44          4,070
Unitrin, Inc. ........................................           140          4,436
UnumProvident Corp. ..................................           638         17,386
XL Capital Ltd., Class A .............................         4,400        323,400
                                                                       ------------
                                                                          3,174,370
                                                                       ------------

HEALTHCARE -- 10.9%
DRUGS -- 1.9%
ALZA Corp.+ ..........................................            15          1,298
Caremark Rx, Inc.+ ...................................        29,300        329,625
Cephalon, Inc.+ ......................................            24          1,164
Gilead Sciences, Inc.+ ...............................           120         13,162
ICN Pharmaceuticals, Inc. ............................           231          7,681
Mylan Laboratories, Inc. .............................           328          8,835
Sepracor, Inc.+ ......................................            49          6,012
Watson Pharmaceuticals, Inc.+ ........................           135          8,758

HEALTH SERVICES -- 4.5%
Chiron Corp.+ ........................................           105          4,725
Express Scripts, Inc., Class A+ ......................            36          2,601
Foundation Health Systems, Inc., Class A+ ............         8,400        139,650
Health Management Associates, Inc., Class A+ .........         2,545         52,968
HEALTHSOUTH Corp.+ ...................................         1,136          9,230
Humana, Inc.+ ........................................         1,400         15,050
Manor Care, Inc.+ ....................................         9,100        142,756
Oxford Health Plans, Inc.+ ...........................         6,300        193,627
PacifiCare Health Systems, Inc.+ .....................            42          1,462
Quest Diagnostics, Inc.+ .............................            41          4,705
Quintiles Transnational Corp.+ .......................           254          4,048
ServiceMaster Co. ....................................           897          8,858
Sybron International Corp.+ ..........................            76          1,824
Tenet Healthcare Corp. ...............................         3,860        140,407

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Total Renal Care Holdings, Inc.+ .....................         2,000   $     15,000
Trigon Healthcare, Inc.+ .............................         1,324         69,593
UnitedHealth Group, Inc. .............................           450         44,437
Universal Health Services, Inc., Class B+ ............            49          4,196
Wellpoint Health Networks, Inc.+ .....................           183         17,568

MEDICAL PRODUCTS -- 4.5%
Acuson Corp.+ ........................................         9,600        218,400
Bausch & Lomb, Inc. ..................................           137          5,334
Beckman Coulter, Inc. ................................            68          5,245
Becton Dickinson & Co. ...............................           754         19,934
Biomet, Inc. .........................................           397         13,895
Boston Scientific Corp.+ .............................         9,710        159,608
C.R. Bard, Inc. ......................................           167          7,056
Celgene Corp.+ .......................................            41          2,440
DENTSPLY International, Inc. .........................           153          5,345
Genzyme Corp.+ .......................................           163         11,115
Hillenbrand Industries, Inc. .........................           159          7,115
Mallinckrodt, Inc. ...................................           211          9,627
McKesson HBOC, Inc. ..................................           741         22,647
Patterson Dental Co.+ ................................            30            675
PE Corp.-Celera Genomics Group+ ......................            34          3,387
St. Jude Medical, Inc.+ ..............................         3,938        200,838
Varian Medical Systems, Inc.+ ........................         4,300        194,306
                                                                       ------------
                                                                          2,136,207
                                                                       ------------

INDUSTRIAL & COMMERCIAL -- 9.0%
AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
General Dynamics Corp. ...............................           517         32,474
ITT Industries, Inc. .................................           249          8,077
Litton Industries, Inc.+ .............................           108          4,826
Lockheed Martin Corp. ................................         1,040         34,279
Northrop Grumman Corp. ...............................         1,312        119,228
Raytheon Co., Class B ................................         1,011         28,750
Rockwell International Corp. .........................           473         14,308
Teledyne Technologies, Inc.+ .........................             1             29

BUSINESS SERVICES -- 3.9%
Allied Waste Industries, Inc.+ .......................           544          4,998
Cendant Corp.+ .......................................         1,711         18,607
Comdisco, Inc. .......................................           341          6,500
Deluxe Corp. .........................................           239          4,855
Donnelley (R.R.) & Sons Co. ..........................         2,696         66,221
Ecolab, Inc. .........................................           271          9,773
Electronics for Imaging, Inc.+ .......................            77          1,944
Fedex Corp.+ .........................................           878         38,931
Fiserv, Inc.+ ........................................           125          7,484
Getty Images, Inc.+ ..................................            68          2,070
Global Industries Ltd.+ ..............................           212          2,650
Hertz Corp., Class A .................................            52          1,651
Iron Mountain, Inc.+ .................................            42          1,554

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Manpower, Inc. .......................................           232   $      7,410
Modis Professional Services, Inc.+ ...................         1,900          9,856
Pall Corp. ...........................................         2,974         59,294
Polymer Group, Inc. ..................................        12,400         91,450
Potash Corp. of Saskatchewan, Inc. ...................         4,700        245,869
ProLogis Trust .......................................           279          6,626
Quanta Services, Inc.+ ...............................            37          1,018
Republic Services, Inc., Class A+ ....................         8,893        116,721
UNOVA, Inc.+ .........................................         3,500         13,781
Viad Corp. ...........................................           214          5,684
Waste Management, Inc. ...............................         1,909         33,288

ELECTRICAL EQUIPMENT -- 0.7%
Dover Corp.+ .........................................           629         29,524
Hubbell, Inc., Class B ...............................           175          4,386
Johnson Controls, Inc. ...............................           274         14,573
Southern Energy, Inc. ................................           800         25,100
Thomas & Betts Corp. .................................           178          3,104
UCAR International, Inc.+ ............................         2,500         31,719
Xcel Energy, Inc. ....................................         1,023         28,132

MACHINERY -- 2.1%
Coflexip SA ADR ......................................           700         43,575
Cooper Cameron Corp.+ ................................            26          1,916
Cooper Industries, Inc. ..............................           256          9,024
Danaher Corp. ........................................           245         12,189
Deere & Co. ..........................................         3,209        106,699
Ingersoll-Rand Co. ...................................           460         15,582
Parker-Hannifin Corp. ................................         2,339         78,941
Pentair, Inc. ........................................           166          4,441
Snap-on, Inc. ........................................         6,100        143,731

MULTI-INDUSTRY -- 0.2%
Avery Dennison Corp. .................................           274         12,707
Crane Co. ............................................           184          4,209
Textron, Inc. ........................................           360         16,605

TRANSPORTATION -- 0.9%
AMR Corp.+ ...........................................           440         14,382
Burlington Northern Santa Fe Corp.@ ..................         1,287         27,751
C.H. Robinson Worldwide, Inc. ........................            38          2,142
CNF Transportation, Inc. .............................         1,400         31,150
CSX Corp. ............................................         1,862         40,615
Expeditors International of Washington, Inc. .........             6            270
Florida East Coast Industries, Inc. ..................            80          3,280
GATX Corp. ...........................................           164          6,867
Kansas City Southern Industries, Inc. ................            78            678
Norfolk Southern Corp. ...............................         1,141         16,687
UAL Corp. ............................................           144          6,048
Union Pacific Corp. ..................................           763         29,662
                                                                       ------------
                                                                          1,765,895
                                                                       ------------

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 4.7%
BROADCASTING & MEDIA -- 1.9%
A.H. Belo Corp. ......................................         4,131   $     76,165
Acxiom Corp.+ ........................................            22            699
Adelphia Communications Corp., Class A+ ..............           198          5,457
BHC Communications, Inc., Class A ....................             8          1,259
Cablevision Systems Corp., Class A+ ..................           163         10,809
Charter Communications, Inc., Class A+ ...............           237          3,855
Chris-Craft Industries, Inc.+ ........................            41          3,377
E.W. Scripps Co., Class A ............................           164          8,856
Emmis Communications Corp., Class A+ .................            72          1,782
Entercom Communications Corp.+ .......................            75          2,245
Harcourt General, Inc. ...............................           182         10,738
Harte-Hanks, Inc. ....................................           103          2,807
Havas Advertising SA .................................            30            441
Hearst-Argyle Television, Inc. .......................            50          1,000
Interpublic Group Cos., Inc. .........................           412         14,034
Knight Ridder, Inc. ..................................           223         11,331
Lamar Advertising Co.+ ...............................            83          3,144
McGraw-Hill Cos., Inc. ...............................           585         37,184
Media General, Inc., Class A .........................         1,800         77,400
Metro-Goldwyn-Mayer, Inc.+ ...........................            30            720
New York Times Co., Class A ..........................           519         20,403
Nextel Partners, Inc., Class A+ ......................           121          3,524
Pegasus Communications Corp.+ ........................            66          3,189
Pinnacle Holdings, Inc.+ .............................           105          2,796
PRIMEDIA, Inc.+ ......................................           271          4,438
Radio One, Inc., Class A+ ............................           197          1,638
RCN Corp.+ ...........................................           144          2,988
Reader's Digest Association, Inc., Class A ...........            17            600
Spectrasite Holdings, Inc.+ ..........................           155          2,877
TeleCorp PCS, Inc.+ ..................................            38            722
Tribune Co. ..........................................           607         26,480
United States Cellular Corp. .........................            13            910
UnitedGlobalCom, Inc., Class A+ ......................           187          5,610
USA Networks, Inc.+ ..................................           306          6,713
Washington Post Co., Class B .........................             9          4,751
Westwood One, Inc.+ ..................................           172          3,687

ENTERTAINMENT PRODUCTS -- 0.1%
Brunswick Corp. ......................................           286          5,220
Hasbro, Inc. .........................................           529          6,050
International Speedway Corp., Class A ................            46          1,794
Mattel, Inc. .........................................         1,271         14,219

LEISURE & TOURISM -- 2.7%
Brinker International, Inc.+ .........................           200          6,025
CBRL Group, Inc.+ ....................................        20,800        299,000
Continental Airlines, Inc., Class B+ .................           122          5,543
Darden Restaurants, Inc. .............................           400          8,325
Delta Air Lines, Inc. ................................           876         38,872
Galileo International, Inc. ..........................           148          2,294
Harrah's Entertainment, Inc.+ ........................           375         10,312
Hilton Hotels Corp. ..................................           966         11,169
Interstate Hotels Corp.+ .............................            10             21

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Mandalay Resort Group+ ...............................           187   $      4,792
Marriott International, Inc., Class A ................           543         19,786
MGM Grand, Inc. ......................................           162          6,186
Northwest Airlines Corp.+ ............................            43          1,056
Outback Steakhouse, Inc.+ ............................           665         18,038
Park Place Entertainment Corp.+ ......................           838         12,675
Sabre Holdings Corp. .................................           354         10,244
Six Flags, Inc.+ .....................................           136          2,108
Southwest Airlines Co. ...............................         1,533         37,175
Starwood Hotels & Resorts Worldwide, Inc. ............           587         18,344
Tricon Global Restaurants, Inc.+ .....................           284          8,698
US Airways Group, Inc. ...............................           125          3,805
Wendy's International, Inc. ..........................           314          6,300
                                                                       ------------
                                                                            922,680
                                                                       ------------
INFORMATION TECHNOLOGY -- 4.9%
COMMUNICATION EQUIPMENT -- 0.1%
American Tower Corp., Class A+ .......................           196          7,387
Cabletron Systems, Inc.+ .............................           286          8,401
NorthPoint Communications Group, Inc.+ ...............           191          1,695

COMPUTER SERVICES -- 1.4%
Affiliated Computer Services, Inc., Class A+ .........            66          3,292
American Management Systems, Inc.+ ...................            31            533
At Home Corp., Series A+ .............................           383          5,410
Autodesk, Inc. .......................................           121          3,070
BISYS Group, Inc.+ ...................................            24          1,855
Ceridian Corp.+ ......................................           275          7,717
Compuware Corp.+ .....................................           381          3,191
DST Systems, Inc.+ ...................................            72          8,460
EarthLink, Inc.+ .....................................           117          1,068
Informix Corp.+ ......................................           796          3,283
Intuit, Inc.+ ........................................           160          9,120
Keane, Inc.+ .........................................            46            800
MarchFirst, Inc.+ ....................................           235          3,687
Mentor Graphics Corp.+ ...............................         2,300         54,194
Network Associates, Inc.+ ............................           118          2,670
Safeguard Scientifics, Inc.+ .........................           323          6,440
SunGard Data Systems, Inc.+ ..........................           276         11,816
Sybase, Inc.+ ........................................           287          6,601
Synopsys, Inc.+ ......................................         3,695        139,948
Unisys Corp.+ ........................................           467          5,254

COMPUTERS & BUSINESS EQUIPMENT -- 1.7%
Adaptec, Inc.+ .......................................           244          4,880
Arrow Electronics, Inc.+ .............................           304         10,355
Avnet, Inc. ..........................................           890         25,254
Cadence Design Systems, Inc.+ ........................           567         14,565
Diebold, Inc. ........................................         1,234         32,778
Ingram Micro, Inc., Class A+ .........................         5,188         71,335
Miller (Herman), Inc. ................................         1,900         60,919
NCR Corp.+ ...........................................           239          9,037
Pitney Bowes, Inc. ...................................           776         30,603

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
COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Quantum Corp.-DLT & Storage Systems ..................           477   $      7,185
RSA Security, Inc.+ ..................................            35          1,509
Steelcase, Inc., Class A .............................           264          4,422
Tech Data Corp.+ .....................................         1,329         56,815

COMPUTER SOFTWARE -- 0.1%
Electronic Arts, Inc.+ ...............................            54          2,666
Novell, Inc.+ ........................................           721          7,165
Parametric Technology Corp.+ .........................           182          1,991
PeopleSoft, Inc.+ ....................................           214          5,978
Red Hat, Inc.+ .......................................            46            785

ELECTRONICS -- 1.0%
Advanced Micro Devices, Inc.+ ........................           382          9,025
AVX Corp. ............................................            45          1,173
Conexant Systems, Inc.+ ..............................            32          1,340
Cypress Semiconductor Corp.+ .........................            53          2,203
Dallas Semiconductor Corp. ...........................            52          1,710
Eaton Corp. ..........................................           624         38,454
International Rectifier Corp.+ .......................            33          1,669
KLA-Tencor Corp.+ ....................................            25          1,030
L-3 Communications Holding, Inc. .....................            64          3,616
Lattice Semiconductor Corp.+ .........................            20          1,075
MEMC Electronic Materials, Inc.+ .....................         2,400         30,900
Molex, Inc. ..........................................           122          6,641
New Focus, Inc.+ .....................................             5            395
PerkinElmer, Inc. ....................................           130         13,569
SCI Systems, Inc.+ ...................................            78          3,198
Siliconix, Inc.+ .....................................         1,000         47,187
Tektronix, Inc. ......................................           124          9,525
Thermo Electron Corp.+ ...............................           840         21,840
Virata Corp.+ ........................................            11            727
Vishay Intertechnology, Inc.+ ........................           130          3,997

INTERNET CONTENT -- 0.1%
CNET Networks, Inc.+ .................................            61          1,486
Critical Path, Inc.+ .................................            64          3,888
Freemarkets, Inc.+ ...................................            11            629
Go.com+ ..............................................            39            414
Internet Capital Group, Inc.+ ........................           512          8,928
S1 Corp.+ ............................................           100          1,194

INTERNET SOFTWARE -- 0.1%
Cacheflow, Inc.+ .....................................            10          1,430
Covad Communications Group, Inc.+ ....................           426          5,698
Liberate Technologies+ ...............................            27            781
WebMD Corp.+ .........................................           228          3,477

TELECOMMUNICATIONS -- 0.4%
ADTRAN, Inc.+ ........................................            13            553
Advanced Fibre Communications, Inc.+ .................            20            757
Andrew Corp.+ ........................................           105          2,750
ANTEC Corp.+ .........................................            10            295
Aspect Communications Corp.+ .........................            34            701
Broadwing, Inc.+ .....................................           641         16,386

----------------
144

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Citizens Communications Co.+ .........................           838   $     11,261
CommScope, Inc.+ .....................................            14            343
Ditech Communications Corp.+ .........................            15            615
Harris Corp. .........................................           199          5,659
McLeodUSA, Inc., Class A+ ............................            75          1,073
NEXTLINK Communications, Inc., Class A+ ..............           432         15,201
NTL, Inc.+ ...........................................           440         20,377
PanAmSat Corp.+ ......................................            37          1,182
Sonus Networks, Inc.+ ................................             5            632
True North Communications, Inc. ......................           128          4,576
                                                                       ------------
                                                                            953,694
                                                                       ------------
MATERIALS -- 6.8%
CHEMICALS -- 2.9%
Air Products & Chemicals, Inc. .......................           685         24,660
Ashland, Inc. ........................................           200          6,738
Cabot Corp. ..........................................           208          6,591
Crompton Corp. .......................................        12,100         95,287
Eastman Chemical Co. .................................           233          8,606
Engelhard Corp. ......................................           359          5,834
FMC Corp.+ ...........................................            66          4,426
Hercules, Inc. .......................................           306          4,322
IMC Global, Inc. .....................................        15,600        226,200
Lyondell Chemical Co. ................................           266          3,142
Millennium Chemicals, Inc. ...........................         4,200         62,213
PPG Industries, Inc. .................................           527         20,915
Praxair, Inc. ........................................           494         18,463
Rohm & Haas Co. ......................................           301          8,748
Sherwin-Williams Co. .................................         2,327         49,740
Sigma-Aldrich Corp. ..................................           279          9,207
Union Carbide Corp. ..................................           367         13,854

FOREST PRODUCTS -- 2.4%
Bemis Co. ............................................           131          4,208
Boise Cascade Corp. ..................................           186          4,941
Bowater, Inc. ........................................           156          7,244
Georgia-Pacific Corp. (Timber Group) .................         4,155        111,666
Georgia-Pacific Group ................................         1,017         23,899
Mead Corp. ...........................................           292          6,825
Owens-Illinois, Inc.+ ................................           476          4,403
Pactiv Corp.+ ........................................        16,400        183,475
Reynolds & Reynolds Co., Class A .....................           209          4,154
Sealed Air Corp.+ ....................................            30          1,358
Smurfit-Stone Container Corp.+ .......................         2,069         24,828
Sonoco Products Co. ..................................         1,914         34,572
Stora Enso Corp. ADR+ ................................           330          2,723
Temple-Inland, Inc. ..................................           159          6,022
Westvaco Corp. .......................................           300          8,006
Weyerhaeuser Co. .....................................           697         28,141
Willamette Industries, Inc. ..........................           291          8,148

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS -- 1.5%
Allegheny Technologies, Inc. .........................           261   $      4,731
Ball Corp. ...........................................         4,300        136,256
Crown, Cork & Seal Co., Inc. .........................           388          4,147
Fluor Corp. ..........................................           235          7,050
Homestake Mining Co. .................................           751          3,896
Ispat International NV ...............................         1,800          9,000
Lafarge Corp. ........................................           100          2,175
Martin Marietta Materials, Inc. ......................           134          5,129
Newmont Mining Corp. .................................           445          7,565
Nucor Corp. ..........................................         1,058         31,872
Phelps Dodge Corp. ...................................         1,239         51,728
Southdown, Inc. ......................................           111          7,909
USG Corp. ............................................           144          3,609
USX-US Steel Group, Inc. .............................           249          3,782
Vulcan Materials Co. .................................           292         11,735
                                                                       ------------
                                                                          1,324,143
                                                                       ------------
REAL ESTATE -- 4.1%
REAL ESTATE COMPANIES -- 0.5%
AMB Property Corp. ...................................           200          4,912
HomeStore.com, Inc. ..................................            17            795
St. Joe Co. ..........................................           100          2,775
Trizec Hahn Corp. ....................................         5,200         87,425

REAL ESTATE INVESTMENT TRUSTS -- 3.6%
Apartment Investment & Management Co., Class A .......           200          9,212
Archstone Communities Trust ..........................           300          7,369
Avalonbay Communities, Inc.+ .........................         1,027         48,975
Boston Properties, Inc. ..............................         1,241         53,285
CarrAmerica Realty Corp. .............................           200          6,050
Crescent Real Estate Equities Co. ....................           289          6,448
Duke-Weeks Realty Corp. ..............................         2,989         72,110
Equity Office Properties Trust .......................           909         28,236
Equity Residential Properties Trust ..................         1,288         61,824
General Growth Properties, Inc. ......................           131          4,217
Health Care Property Investors, Inc. .................         1,500         44,437
Healthcare Realty Trust, Inc. ........................         8,000        169,000
Host Marriott Corp. ..................................           581          6,536
Istar Financial, Inc. ................................           240          5,385
Kimco Realty Corp. ...................................           175          7,394
Liberty Property Trust ...............................           200          5,500
Mack-Cali Realty Corp. ...............................           185          5,215
Plum Creek Timber Co., Inc. ..........................           123          2,744
Post Properties, Inc. ................................           100          4,356
Public Storage, Inc. .................................         3,331         79,736
Rouse Co. ............................................           200          4,988
Simon Property Group, Inc. ...........................           318          7,453
Spieker Properties, Inc. .............................           981         56,469
Vornado Realty Trust .................................           190          7,054
                                                                       ------------
                                                                            799,900
                                                                       ------------

----------------
146

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES -- 16.7%
ELECTRIC UTILITIES -- 13.5%
Allegheny Energy, Inc. ...............................           339   $     12,946
Alliant Energy Corp. .................................           208          6,110
Ameren Corp. .........................................         2,116         88,607
American Electric Power Co., Inc. ....................           972         38,029
Calpine Corp.+ .......................................            17          1,774
CMS Energy Corp. .....................................           311          8,378
Consolidated Edison, Inc. ............................           619         21,123
Constellation Energy Group ...........................         2,453        122,037
CP&L Energy, Inc. ....................................           484         20,177
Dominion Resources, Inc.+ ............................           720         41,805
DPL, Inc. ............................................           444         13,209
DQE, Inc. ............................................           208          8,346
DTE Energy Co. .......................................         2,732        104,499
Edison International .................................         1,620         31,286
Energy East Corp. ....................................         3,790         85,749
Entergy Corp. ........................................         3,596        133,951
FirstEnergy Corp. ....................................           698         18,802
Florida Progress Corp. ...............................           285         15,087
FPL Group, Inc. ......................................         2,340        153,855
GPU, Inc. ............................................           368         11,937
IPALCO Enterprises, Inc. .............................         5,400        123,525
LG & E Energy Corp. ..................................         2,900         70,869
Montana Power Co. ....................................           324         10,814
Niagara Mohawk Holdings, Inc.+ .......................         8,585        135,214
NiSource, Inc. .......................................           400          9,750
Northeast Utilities ..................................        12,023        260,749
NRG Energy, Inc.+ ....................................            41          1,497
NSTAR ................................................           181          7,285
Pacific Gas & Electric Corp. .........................         1,143         27,646
PECO Energy Co. ......................................           539         32,643
Pinnacle West Capital Corp. ..........................           260         13,227
Potomac Electric Power Co. ...........................           359          9,042
PPL Corp. ............................................           404         16,867
Public Service Co. of New Mexico .....................         6,000        155,250
Public Service Enterprise Group, Inc. ................           655         29,270
Puget Sound Energy, Inc. .............................           300          7,613
Reliant Energy, Inc. .................................         5,048        234,732
SCANA Corp. ..........................................         4,944        152,646
Sempra Energy ........................................           619         12,883
TECO Energy, Inc. ....................................         8,296        238,510
Unicom Corp. .........................................         2,435        136,817
UtiliCorp United, Inc. ...............................           330          8,539
Wisconsin Energy Corp. ...............................           365          7,277

GAS & PIPELINE UTILITIES -- 2.9%
American Water Works Co., Inc. .......................           673         18,550
Columbia Energy Group ................................           256         18,176
Dynegy, Inc., Class A ................................         3,430        195,510
Eastern Enterprises ..................................         1,969        125,647
El Paso Energy Corp. .................................           669         41,227
KeySpan Corp. ........................................           406         16,291
Kinder Morgan, Inc. ..................................           337         13,796
MCN Energy Group, Inc. ...............................           293          7,508

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                                                                             147

COMMON STOCK (CONTINUED)
                                                           SHARES          VALUE
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
GAS & PIPELINE UTILITIES (CONTINUED)
National Fuel Gas Co. ................................           100   $      5,606
NICOR, Inc. ..........................................           171          6,188
Questar Corp. ........................................           212          5,896
Southwest Gas Corp. ..................................         5,100        106,781

TELEPHONE -- 0.3%
CenturyTel, Inc. .....................................         1,631         44,445
Telephone & Data Systems, Inc. .......................           172         19,040
                                                                       ------------
                                                                          3,265,033
                                                                       ------------
TOTAL INVESTMENT SECURITIES (cost $16,845,414) .......                   18,609,831
                                                                       ------------

SHORT-TERM SECURITIES -- 0.0%                             PRINCIPAL
                                                           AMOUNT
------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.0%
United States Treasury Bills 5.95% due 10/19/00 (cost
 $9,970)@.............................................  $     10,000          9,970
                                                                       ------------

REPURCHASE AGREEMENTS -- 6.6%
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.6%
Agreement with State Street Bank & Trust Co., bearing
 interest at 5.25% dated 9/29/00 to be repurchased
 10/02/00 in the amount of $123,054 and collateralized
 by $100,000 of U.S. Treasury Bonds, bearing interest
 at 8.75% due 5/15/17 and having an approximate value
 of $130,508 .........................................       123,000        123,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 6.45% dated 9/29/00 to be repurchased
 10/02/00 in the amount of $698,375 and collateralized
 by $495,000 of U.S. Treasury Bonds, bearing interest
 at 14.00% due 11/15/11 and having an approximate
 value of $718,369 ...................................       698,000        698,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 5.25% dated 9/29/00 to be repurchased
 10/02/00 in the amount of $470,206 and collateralized
 by $465,000 of U.S. Treasury Notes, bearing interest
 at 6.63% due 3/31/02 and having an approximate value
 of $483,235 .........................................       470,000        470,000
                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $1,291,000) ........                    1,291,000
                                                                       ------------

TOTAL INVESTMENTS -- (cost $18,146,384)        101.8%                    19,910,801
Liabilities in excess of other assets --        (1.8)                      (354,769)
                                               -----                   ------------
NET ASSETS --                                  100.0%                   $19,556,032
                                               =====                   ============

-------------
+   Non-income producing securities
ADR -- American Depository Receipt
(1) Security represents an investment in an affiliated company; see Note 7
@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
      NUMBER OF                                       EXPIRATION      VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                      DATE        TRADE DATE   SEPTEMBER 30, 2000   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
       2 Long           Standard & Poor's 500 Index  December 2000    $148,874         $145,370          $(3,504)
                                                                                                         =======

See Notes to Financial Statements

----------------
148

----------------

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                   INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 95.5%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.2%
APPAREL & TEXTILES -- 2.4%
Columbia Sportswear Co. ................            23   $      1,056
Cutter & Buck, Inc.+ ...................         1,100         13,682
Fossil, Inc.+ ..........................           159          2,117
G & K Services, Inc., Class A ..........         1,903         53,403
Genesco, Inc.+ .........................           100          1,694
Guess?, Inc.+ ..........................         1,523         17,134
Kellwood Co. ...........................           228          4,161
Kenneth Cole Productions, Inc., Class
  A+ ...................................         1,056         37,290
Koala Corp.+ ...........................         5,000         80,312
Nautica Enterprises, Inc.+ .............           138          1,785
Oakley, Inc.+ ..........................           138          2,424
Oshkosh B' Gosh, Inc., Class A .........            70          1,065
Phillips-Van Heusen Corp. ..............           200          2,063
Polo Ralph Lauren Corp., Class A+ ......           399          6,434
Quiksilver, Inc.+ ......................         3,000         57,750
Reebok International Ltd.+ .............           261          4,910
Russell Corp. ..........................           166          2,635
Skechers U.S.A., Inc., Class A+ ........           140          2,117
Stride Rite Corp. ......................           375          1,898
Tarrant Apparel Group, Inc.+ ...........         2,300         17,250
Timberland Co., Class A+ ...............         3,094        126,854
Tropical Sportswear International
  Corp.+ ...............................         2,000         34,000
Unifi, Inc.+ ...........................           321          3,270
Vans, Inc.+ ............................         1,546         23,770
Warnaco Group, Inc. ....................           252          1,008
Wolverine World Wide, Inc. .............           300          2,794

AUTOMOTIVE -- 1.2%
American Axle & Manufacturing Holdings,
  Inc.+ ................................           100          1,075
ArvinMeritor, Inc. .....................           457          6,712
Bandag, Inc. ...........................           100          3,594
BorgWarner Automotive, Inc. ............           139          4,604
Coachmen Industries, Inc. ..............           100          1,044
Collins & Aikman Corp.+ ................           400          1,875
Cooper Tire & Rubber Co. ...............           398          4,005
CSK Auto Corp.+ ........................           100            450
Delco Remy International, Inc.+ ........           200          1,525
Detroit Diesel Corp. ...................           100          2,281
Donaldson Co., Inc. ....................           266          5,852
Dura Automotive Systems, Inc.+ .........           134          1,237
Exide Corp. ............................           100            906
Federal-Mogul Corp. ....................           433          2,354
Fleetwood Enterprises, Inc. ............           200          2,713
General Motors Corp., Class H+ .........         4,100        152,438
Group 1 Automotive, Inc.+ ..............           100          1,088
Hayes Lemmerz International, Inc.+ .....           100          1,075

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
AUTOMOTIVE (CONTINUED)
IMPCO Technologies, Inc.+ ..............            60   $      1,725
Lear Corp.+ ............................           465          9,562
MascoTech, Inc. ........................           201          3,329
Midas, Inc. ............................           100          1,400
Modine Manufacturing Co. ...............           112          3,155
O'Reilly Automotive, Inc.+ .............           183          2,676
Pennzoil-Quaker State Co. ..............           494          5,187
Pep Boys-Manny, Moe & Jack .............           300          1,500
Polaris Industries, Inc. ...............           198          6,980
Ryder System, Inc. .....................           455          8,389
Skyline Corp. ..........................           100          2,131
Sonic Automatic, Inc.+ .................           174          1,446
Superior Industries International,
  Inc.+ ................................           100          3,000
Tenneco Automotive Inc. ................           212          1,100
Tower Automotive, Inc.+ ................           264          2,475
United Auto Group, Inc.+ ...............            88            726
Winnebago Industries, Inc. .............           147          1,838

HOUSING -- 1.1%
Applica, Inc.+ .........................           149            922
Bush Industries, Inc., Class A .........           100          1,156
Centex Corp.@ ..........................           426         13,685
Champion Enterprises, Inc.+ ............           300          1,275
Clayton Homes, Inc. ....................           617          6,170
Cost Plus, Inc.+ .......................           789         23,769
Crossmann Communities, Inc.+ ...........         1,200         23,700
D.R. Horton, Inc. ......................           327          5,620
Dal-Tile International, Inc.+ ..........           300          3,750
Ethan Allen Interiors, Inc. ............           233          6,597
Fedders Corp. ..........................           372          1,442
Furniture Brands International,
  Inc.+ ................................           287          4,771
Genlyte Group, Inc.+ ...................           100          2,556
Haverty Furniture Cos., Inc. ...........           184          2,012
HON INDUSTRIES, Inc. ...................           390          9,604
Kaufman & Broad Home Corp. .............           359          9,671
Kimball International, Inc., Class B ...           152          2,717
La-Z-Boy, Inc. .........................           343          4,995
Lennar Corp. ...........................           310          9,203
Libbey, Inc. ...........................           100          3,112
M.D.C. Holdings, Inc. ..................           121          3,146
Metromedia International Group,
  Inc.+ ................................           356          1,331
Mohawk Industries, Inc.+ ...............           282          6,151
NCI Building Systems, Inc.+ ............           100          1,463
NVR, Inc.+ .............................            43          3,483
Oneida Ltd. ............................           100          1,388
Palm Harbor Homes, Inc.+ ...............           100          1,375
Pier 1 Imports, Inc. ...................           638          8,653
Pulte Corp. ............................           236          7,788
Rent-Way, Inc.+ ........................           133          4,040
Ryland Group, Inc. .....................            70          2,170
SLI, Inc. ..............................         2,800         20,475

----------------
150

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
HOUSING (CONTINUED)
Springs Industries, Inc., Class A ......            56   $      1,579
Standard Pacific Corp. .................           200          3,600
Sunbeam Corp.+ .........................           457            600
Toll Brothers, Inc.+ ...................           200          6,875
Toro Co. ...............................           100          3,150
Webb (Del E.) Corp.+ ...................            98          2,719

RETAIL -- 3.5
99 Cents Only Stores+ ..................            63          3,162
Abercrombie & Fitch Co., Class A+@ .....           585         11,152
American Eagle Outfitters, Inc.+ .......           121          3,811
Ames Department Stores, Inc.+ ..........         1,493          8,631
AnnTaylor Stores Corp.+ ................         3,749        144,102
Barnes & Noble, Inc.+ ..................           285          5,611
Borders Group, Inc.+ ...................           474          6,606
Boyds Collection Ltd.+ .................           400          2,950
Brown Shoe Co., Inc. ...................            74            680
Burlington Coat Factory Warehouse
  Corp. ................................           181          2,591
Casey's General Stores, Inc. ...........           244          3,172
Cato Corp., Class A ....................           100          1,250
Charming Shoppes, Inc.+ ................           571          2,980
Chico's FAS, Inc.+ .....................            64          2,176
Children's Place Retail Stores,
  Inc.+ ................................         1,982         51,036
Claire's Stores, Inc. ..................           221          3,978
Dillard's, Inc., Class A ...............           550          5,844
Dress Barn, Inc.+ ......................            66          1,386
Duane Reade, Inc.+ .....................           150          3,637
Factory 2-U Stores, Inc.+ ..............            92          2,812
Footstar, Inc.+ ........................           100          3,231
Fred's, Inc. ...........................           100          2,244
Guitar Center, Inc.+ ...................           100          1,231
Hanover Direct, Inc.+ ..................           622            350
Hollywood Entertainment Corp.+ .........           200          1,488
Hot Topic, Inc.+ .......................            75          2,250
Ingles Markets, Inc., Class A ..........           100          1,100
InterTAN, Inc.+ ........................           226          3,263
Just For Feet, Inc.+ ...................           300             12
Krispy Kreme Doughnuts, Inc.+ ..........            29          2,429
Lands' End, Inc.+ ......................            73          1,533
Linens' N Things, Inc.+ ................           241          6,145
Longs Drug Stores Corp. ................           153          2,926
Martha Stewart Living, Inc., Class
  A+ ...................................            80          2,100
Michaels Stores, Inc.+ .................           214          8,560
MSC Industrial Direct Co., Inc., Class
  A+ ...................................         2,700         41,175
Musicland Stores Corp.+ ................           200          1,413
Neiman Marcus Group, Inc., Class A+ ....           207          6,715
Nu Skin Enterprises, Inc., Class A+ ....           279          1,848
OfficeMax, Inc.+ .......................           654          2,330
Pacific Sunwear of California+ .........         2,785         52,219
Payless ShoeSource, Inc.+ ..............           168          9,408
PC Connection, Inc.+ ...................            40          2,280

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)
RETAIL (CONTINUED)
PETCO Animal Supplies, Inc.+ ...........           186   $      4,057
PETsMART, Inc.+ ........................           579          2,714
Rare Hospitality International,
  Inc.+ ................................            64          1,304
Regis Corp. ............................           176          2,640
Ruddick Corp. ..........................           166          2,303
School Specialty, Inc.+ ................            72          1,535
Shoe Carnival, Inc.+ ...................         1,300          6,825
ShopKo Stores, Inc.+ ...................           200          2,075
Smart & Final, Inc.+ ...................           163          1,151
Spiegel, Inc., Class A .................           165          1,155
Stein Mart, Inc.+ ......................           203          2,195
Steven Madden Ltd.+ ....................           124          1,070
Sunglass Hut International, Inc.+ ......           269          1,757
Talbots, Inc. ..........................         1,400         92,750
The Men's Wearhouse, Inc.+ .............           176          4,983
The Topps Co., Inc.+ ...................           324          2,977
Too, Inc.+ .............................           249          5,914
Trans World Entertainment Corp.+ .......           237          2,370
Tuesday Morning Corp.+ .................         1,000          7,812
Tweeter Home Entertainment Group,
  Inc.+ ................................            81          2,941
Ultimate Electronics, Inc.+ ............            74          3,043
Value City Department Stores, Inc.+ ....           100            825
Venator Group, Inc.+ ...................           921         11,397
Whitehall Jewellers, Inc.+ .............           130          1,032
Whole Foods Market, Inc.+ ..............         1,756         94,275
Wild Oats Markets, Inc.+ ...............         1,524         17,907
Wilsons The Leather Experts, Inc.+ .....           100          1,806
Zale Corp.+ ............................           261          8,466
                                                         ------------
                                                            1,684,132
                                                         ------------

CONSUMER STAPLES -- 1.7%
FOOD, BEVERAGE & TOBACCO -- 0.8%
American Italian Pasta Co., Class A+ ...           100          1,919
American States Water Co. ..............            23            696
Beringer Wine Estates Holdings, Inc.,
  Class B+ .............................            50          2,778
Chiquita Brands International, Inc. ....           254            794
Constellation Brands, Inc., Class A+ ...           100          5,431
Corn Products International, Inc. ......           208          4,732
Dean Foods Co. .........................           268          8,911
Del Monte Foods Co.+ ...................           400          2,475
Dole Food Co. ..........................           238          3,570
Dreyer's Grand Ice Cream, Inc. .........            81          1,747
Earthgrains Co. ........................           231          4,259
Fleming Cos., Inc. .....................           310          4,049
Great Atlantic & Pacific Tea Co.,
  Inc. .................................           115          1,272
Hain Celestial Group, Inc.+ ............           224          7,868
Horizon Organic Holding Corp.+ .........         1,000          8,062
International Multifoods Corp. .........           100          1,738
Interstate Bakeries Corp. ..............           191          2,793
Ionics, Inc.+ ..........................           900         19,181

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
FOOD, BEVERAGE & TOBACCO (CONTINUED)
Lance, Inc. ............................           271   $      2,634
Michael Foods, Inc. ....................           136          3,179
Performance Food Group Co.+ ............           108          4,063
Pilgrim's Pride Corp., Class B .........           100            688
Ralcorp Holdings, Inc.+ ................           234          3,305
Rica Foods, Inc.+ ......................            30            495
Riviana Foods, Inc. ....................           100          1,669
Robert Mondavi Corp., Class A+ .........            34          1,390
Russ Berrie & Co., Inc. ................            34            672
Smithfield Foods, Inc.+ ................         1,133         29,741
Smucker (J.M.) Co.+ ....................           200          4,862
Suiza Foods Corp.+ .....................           208         10,543
Triarc Cos., Inc.+ .....................            76          1,872
United Natural Foods, Inc.+ ............           100          1,238
Universal Corp. ........................           184          5,405
Universal Foods Corp. ..................           273          5,562
Vector Group Ltd. ......................           105          1,824

HOUSEHOLD PRODUCTS -- 0.9%
Alberto-Culver Co., Class B ............           277          7,981
American Greetings Corp., Class A ......           378          6,615
Blyth, Inc. ............................           230          5,391
Carter-Wallace, Inc. ...................           141          3,446
Central Garden & Pet Co.+ ..............           100            694
Church & Dwight Co., Inc. ..............           200          3,675
Dial Corp. .............................           594          6,905
Herbalife International, Inc., Class
  A ....................................           100            925
NBTY, Inc.+ ............................           318          2,077
Playtex Products, Inc.+ ................           131          1,547
Rayovac Corp.+ .........................           148          2,534
Salton, Inc.+ ..........................            44          1,422
Tupperware Corp. .......................           356          6,408
Twinlab Corp.+ .........................           200            875
WD-40 Co. ..............................           100          2,125
Yankee Candle Co., Inc.+ ...............         7,263        146,168
                                                         ------------
                                                              360,205
                                                         ------------

ENERGY -- 7.5%
ENERGY SERVICES -- 3.9%
Atwood Oceanics, Inc.+ .................            50          2,084
BJ Services Co.+ .......................         1,500         91,687
Cal Dive International, Inc.+ ..........            98          5,604
CARBO Ceramics, Inc. ...................            52          1,381
Friede Goldman Halter, Inc.+ ...........           201          1,420
Global Marine, Inc.+ ...................         2,900         89,537
Grant Prideco, Inc.+ ...................         2,300         50,456
Grey Wolf, Inc.+ .......................         1,083          6,227
Key Energy Services, Inc.+ .............           603          5,917
Nabors Industries, Inc.+ ...............         1,800         94,320
Parker Drilling Co.+ ...................           309          2,163
Patterson Energy, Inc.+ ................           207          7,116

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SERVICES (CONTINUED)
Precision Drilling Corp.+ ..............         2,200   $     78,375
R&B Falcon Corp.+ ......................         3,100         86,412
RPC, Inc. ..............................           100          1,175
SEACOR SMIT, Inc.+ .....................            86          4,010
Smith International, Inc.+ .............         1,100         89,719
Superior Energy Services, Inc.+ ........         2,129         22,355
Syntroleum Corp.+ ......................           202          4,116
Transocean Sedco Forex, Inc. ...........         1,100         64,488
Universal Compression Holdings+ ........            64          1,980
UTI Energy Corp.+ ......................           100          4,463
Weatherford International, Inc.+ .......         1,900         81,700

ENERGY SOURCES -- 3.6%
Apache Corp. ...........................         1,700        100,512
Arch Coal, Inc. ........................           116          1,160
Barrett Resources Corp.+ ...............           193          7,298
Basin Exploration, Inc.+ ...............           134          2,613
Belco Oil & Gas Corp.+ .................           100            888
Berry Petroleum Co., Class A ...........           200          3,613
Cabot Oil & Gas Corp., Class A .........           114          2,323
Calgon Carbon Corp. ....................           223          1,519
Chesapeake Energy Corp.+ ...............           628          4,514
Clayton Williams Energy, Inc.+ .........            48          1,944
Comstock Resources, Inc.+ ..............           180          2,048
CONSOL Energy, Inc. ....................           182          2,923
Core Laboratories N.V.+ ................         2,600         63,862
Cross Timbers Oil Co. ..................           504          9,670
Devon Energy Corp. .....................         1,500         90,225
Diamond Offshore Drilling, Inc. ........         4,000        164,000
EEX Corp.+ .............................           305          1,487
Evergreen Resources, Inc.+ .............         1,171         40,692
Exco Resources, Inc.+ ..................         1,400         20,737
Forcenergy, Inc.+ ......................            64          1,672
Forest Oil Corp.+ ......................         1,414         22,889
Frontier Oil Corp.+ ....................           188          1,387
FuelCell Energy, Inc.+ .................            75          7,218
HS Resources, Inc.+ ....................           133          4,472
McMoRan Exploration Co.+ ...............           133          1,543
Meridian Resource Corp.+ ...............           230          1,581
Mitchell Energy & Development Corp.,
  Class A ..............................           161          7,507
Nuevo Energy Co.+ ......................            71          1,305
Patina Oil & Gas Corp. .................            28            560
Pennaco Energy, Inc.+ ..................            68          1,182
Pioneer Natural Resources Co.+ .........           600          8,512
Plains Resources, Inc.+ ................           160          3,020
Pogo Producing Co. .....................           264          6,699
Prima Energy Corp.+ ....................            29          1,544
Pure Resources, Inc.+ ..................           269          5,699
Spinnaker Exploration Co.+ .............            35          1,221
St. Mary Land & Exploration Co. ........           226          5,212
Stone Energy Corp.+ ....................           933         51,315

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154

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
ENERGY (CONTINUED)
ENERGY SOURCES (CONTINUED)
Swift Energy Co.+ ......................           159   $      6,608
Tesoro Petroleum Corp.+ ................           292          2,902
Tom Brown, Inc.+ .......................           178          4,361
Unit Corp.+ ............................           238          3,511
Vintage Petroleum, Inc. ................         3,282         74,665
                                                         ------------
                                                            1,545,318
                                                         ------------

FINANCE -- 4.3%
BANKS -- 1.8%
1st Source Corp. .......................           105          2,205
AMCORE Financial, Inc. .................           200          3,925
American Financial Holdings, Inc. ......           139          2,450
Anchor Bancorp, Inc. ...................           100          1,569
Andover Bancorp, Inc. ..................             9            275
Area Bancshares Corp. ..................           100          2,219
Astoria Financial Corp. ................           246          9,502
BancorpSouth, Inc. .....................           104          1,495
Bank United Corp., Class A@ ............           245         12,418
Bay View Capital Corp. .................           108          1,161
Brenton Banks, Inc. ....................           100          1,206
Brookline Bancorp, Inc. ................           100          1,144
BT Financial Corp. .....................           105          1,942
Capitol Federal Financial ..............           255          3,729
Cathay Bancorp, Inc. ...................            33          1,609
Century South Banks, Inc. ..............           100          1,838
Chemical Financial Corp. ...............           105          2,467
Citizens Banking Corp. .................           342          7,866
CityBank ...............................            25            431
Colonial BancGroup, Inc. ...............           568          5,893
Commerce Bancorp, Inc.@ ................           238         13,849
Commercial Federal Corp. ...............           308          5,890
Community First Bankshares, Inc. .......           313          5,497
CORUS Bankshares, Inc. .................            20            722
Cullen/Frost Bankers, Inc.@ ............           406         13,195
CVB Financial Corp. ....................           125          2,102
Dime Community Bancshares, Inc. ........           100          2,475
Downey Financial Corp. .................            98          3,871
East West Bancorp, Inc. ................           230          4,499
F&M Bancorp ............................           100          1,981
F&M National Corp. .....................           206          5,034
Farmers Capital Bank Corp. .............             5            180
First Bancorp. .........................           100          2,444
First Busey Corp. ......................            19            352
First Charter Corp. ....................           188          2,714
First Citizens BancShares, Inc., Class
  A ....................................            19          1,360
First Commonwealth Financial Corp. .....           374          3,623
First Financial Bancorp. ...............           220          3,465
First Financial Bankshares, Inc. .......            27            866
First Financial Corp. ..................            13            397
First Indiana Corp. ....................           100          2,606

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
First Merchants Corp. ..................            39   $        863
First Midwest Bancorp, Inc. ............           234          6,230
FirstFed Financial Corp.+ ..............           200          4,600
Frontier Financial Corp. ...............           152          2,859
Fulton Financial Corp. .................           473          9,371
GBC Bancorp ............................           113          3,849
Gold Banc Corp., Inc. ..................           100            513
Greater Bay Bancorp ....................           153         10,624
Hancock Holding Co. ....................           100          3,094
Harbor Florida Bancshares, Inc. ........           139          1,677
Harleysville National Corp. ............            15            453
Imperial Bancorp+ ......................           299          5,718
Independence Community Bank Corp. ......           435          6,090
Integra Bank Corp. .....................           105          2,330
International Bancshares Corp. .........           106          3,246
Keystone Financial, Inc. ...............           303          6,590
MAF Bancorp, Inc. ......................           200          4,975
Merchants New York Bancorp, Inc. .......            57          1,172
Mid-State Bancshares ...................           100          3,125
MidAmerica Bancorp .....................            16            418
National Penn Bancshares, Inc. .........           176          3,385
NBT Bancorp, Inc. ......................           105          1,260
Northwest Bancorp, Inc. ................           249          2,085
OceanFirst Financial Corp. .............            24            498
Omega Financial Corp. ..................            12            363
Oriental Financial Group, Inc. .........           100          1,550
Pacific Capital Bancorp ................           118          3,156
Pacific Northwest Bancorp ..............           100          1,294
Park National Corp. ....................            42          4,032
Peoples Bank ...........................           106          2,233
PFF Bancorp, Inc. ......................            65          1,414
Premier National Bancorp, Inc. .........            49            992
Provident Bankshares Corp. .............           245          4,104
Provident Financial Group, Inc. ........           179          5,258
Queens County Bancorp, Inc. ............           104          3,003
R&G Financial Corp., Class B ...........           100            963
Republic Bancorp, Inc. .................           220          2,090
Republic Security Financial Corp. ......           332          1,639
Richmond County Financial Corp. ........           140          3,386
Riggs National Corp. ...................            89          1,090
Roslyn Bancorp, Inc. ...................           408          9,129
S&T Bancorp, Inc. ......................           115          2,185
Sandy Spring Bancorp, Inc. .............            21            525
Silicon Valley Bancshares, Inc.+@ ......           293         17,063
Sky Financial Group, Inc. ..............           513          9,106
South Financial Group, Inc. ............           222          2,803
Southwest Bancorp of Texas, Inc.+ ......           227          7,420
Staten Island Bancorp, Inc. ............           334          6,680
Susquehanna Bancshares, Inc. ...........           200          3,050
Texas Regional Bancshares, Inc., Class
  A ....................................           100          2,837
The Trust Co. of New Jersey ............           170          2,847

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
BANKS (CONTINUED)
TrustCo Bank Corp. NY ..................           400   $      4,925
Trustmark Corp. ........................           417          8,131
U.S. Bancorp ...........................             1             23
U.S.B. Holding Co., Inc. ...............           105          1,398
UCBH Holdings, Inc. ....................            17            609
United Bankshares, Inc. ................           222          4,357
W Holding Co., Inc. ....................           129          1,314
Washington Federal, Inc. ...............           300          6,825
WesBanco, Inc. .........................           131          2,808
WestAmerica Bancorp. ...................           300         10,031
Westcorp ...............................           156          2,340
Whitney Holding Corp. ..................           111          4,031

FINANCIAL SERVICES -- 1.7%
Acacia Research Corp.+ .................           100          3,488
Advanta Corp., Class A .................           176          1,980
Affiliated Managers Group, Inc.+ .......           156          8,882
Alfa Corp. .............................           200          3,488
Allied Capital Corp.@ ..................           543         11,267
American Capital Strategies Ltd. .......           109          2,582
AmeriCredit Corp.+(1)@ .................           478         13,772
Ampal-American Israel Corp., Class
  A+ ...................................           100          1,313
Bank of Granite Corp. ..................            34            780
BlackRock, Inc.+ .......................            88          2,816
Cash America International, Inc. .......           242          1,770
Century Business Services, Inc.+ .......           400            525
Charter Municipal Mortgage Acceptance
  Co. ..................................           100          1,384
Chittenden Corp. .......................           207          5,317
CompuCredit Corp.+ .....................            60          3,366
CPB, Inc. ..............................            15            405
Credit Acceptance Corp.+ ...............           254          1,603
Creditrust Corp.+ ......................           100             20
Dain Rauscher Corp. ....................            93          8,649
Donaldson, Lufkin & Jenrette, Inc.+ ....           100            688
Doral Financial Corp. ..................           233          3,772
DVI, Inc.+ .............................           100          1,944
Eaton Vance Corp. ......................           198         10,098
Enhance Financial Services Group,
  Inc. .................................           124          1,612
F.N.B. Corp. ...........................            79          1,689
Federal Agricultural Mortgage Corp.,
  Class C+ .............................         1,300         22,912
Financial Federal Corp.+ ...............           100          2,419
FINOVA Group, Inc. .....................           494          3,582
First Financial Holdings, Inc. .........           180          2,756
First Sentinel Bancorp, Inc. ...........           400          3,812
Friedman, Billings, Ramsey Group, Inc.,
  Class A+ .............................           152          1,416
Hudson United Bancorp ..................           324          8,950
IndyMac Bancorp, Inc. ..................           456          9,376
Insignia Financial Group, Inc.+ ........           100          1,025
Investment Technology Group, Inc.+ .....           153          6,110
Investors Financial Services Corp. .....           211         13,319
Jeffries Group, Inc. ...................           140          3,763

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
John Nuveen Co., Class A ...............            16   $        774
Labranche & Co., Inc.+ .................           283          9,445
Medallion Financial Corp. ..............           100          1,681
Metris Cos., Inc. ......................         1,770         69,915
Morgan Keegan, Inc. ....................           130          2,275
National Discount Brokers Group,
  Inc.+ ................................           112          3,465
NCO Group, Inc.+ .......................         1,185         14,072
Nextcard, Inc.+ ........................           210          1,910
Ocwen Financial Corp.+ .................           241          1,416
Phoenix Investment Partners Ltd. .......           400          6,200
Pioneer Group, Inc.+ ...................           180          7,914
Raymond James Financial, Inc. ..........           213          7,016
Seacoast Financial Services Corp. ......           317          3,487
Security Capital Group, Inc., Class
  B+ ...................................           192          3,636
Southwest Securities Group, Inc. .......            72          2,106
StanCorp. Financial Group, Inc. ........           250         10,687
Sterling Bancshares, Inc. ..............           276          4,209
Tucker Anthony Sutro Corp. .............           162          4,111
UMB Financial Corp. ....................           110          4,097
United Community Financial Corp. .......           377          2,474
United National Bancorp ................           173          3,071
Webster Financial Corp. ................           329          8,862
WFS Financial, Inc.+ ...................           100          1,694
Wit Soundview Group, Inc.+ .............           546          4,914

INSURANCE -- 0.8%
Alleghany Corp.+ .......................            24          4,704
American National Insurance Co. ........            46          2,938
AmerUs Group Co. .......................           100          2,575
Argonaut Group, Inc. ...................           100          1,750
Baldwin & Lyons, Inc., Class B .........            43            833
Berkley (W.R.) Corp. ...................           175          6,048
Brown & Brown, Inc. ....................           200          6,362
CNA Surety Corp. .......................           192          2,208
Commerce Group, Inc. ...................           119          3,444
Crawford & Co., Class B ................           300          3,656
Delphi Financial Group, Inc., Class
  A+ ...................................           130          5,265
E.W. Blanch Holdings, Inc. .............            77          1,598
FBL Financial Group, Inc., Class A .....            58            943
Fidelity National Financial, Inc. ......           395          9,776
First American Corp. ...................           413          8,621
Fremont General Corp. ..................           223            767
Gallagher (Arthur J.) & Co. ............           223         13,185
Harleysville Group, Inc. ...............            28            532
HCC Insurance Holdings, Inc. ...........           232          4,713
Hilb, Rogal & Hamilton Co. .............           125          5,211
Horace Mann Educators Corp. ............           245          4,012
HSB Group, Inc. ........................           228          9,148
Irwin Financial Corp. ..................           100          1,638
Kansas City Life Insurance Co. .........            14            462
LandAmerica Financial Group, Inc. ......            54          1,542

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
FINANCE (CONTINUED)
INSURANCE (CONTINUED)
Leucadia National Corp. ................           266   $      7,115
Liberty Corp. ..........................           100          3,463
Liberty Financial Cos., Inc. ...........            89          2,092
Markel Corp.+ ..........................            50          7,587
Medical Assurance, Inc.+ ...............            66            809
Mercury General Corp. ..................           158          4,473
Ohio Casualty Corp. ....................           525          3,330
Philadelphia Consolidated Holding
  Corp.+ ...............................            95          1,983
PICO Holdings, Inc.+ ...................           100          1,306
PMA Capital Corp., Class A .............           181          3,258
Presidential Life Corp. ................           200          2,988
Reliance Group Holdings, Inc. ..........           389             79
RLI Corp. ..............................            21            810
SCPIE Holdings, Inc. ...................           100          2,013
Selective Insurance Group, Inc. ........           254          4,540
Superior National Insurance Group,
  Inc.+ ................................           183             54
Trenwick Group, Inc. ...................            49            931
Triad Guaranty, Inc.+ ..................           134          3,987
UICI+ ..................................           200          1,400
Zenith National Insurance Corp. ........             6            131
                                                         ------------
                                                              880,856
                                                         ------------

HEALTHCARE -- 15.0%
DRUGS -- 8.3%
Aclara Biosciences, Inc.+ ..............            71          2,157
Advanced Tissue Sciences, Inc.+ ........           428          3,183
Alexion Pharmaceuticals, Inc.+ .........            88         10,032
Alkermes, Inc.+ ........................         1,400         54,075
Allergan, Inc. .........................           700         59,106
Alliance Pharmaceutical Corp.+ .........           289          4,407
Alpharma, Inc., Class A ................           183         11,186
ALZA Corp.+ ............................         1,400        121,100
AmeriSource Health Corp., Class A+@ ....           352         16,544
Amylin Pharmaceuticals, Inc.+ ..........           399          4,289
Aphton Corp.+ ..........................            71          2,041
ARIAD Pharmaceuticals, Inc.+ ...........           177          2,224
AVANT Immunotherapeutics, Inc.+ ........           301          3,255
Avigen, Inc.+ ..........................            83          3,299
Barr Laboratories, Inc.+ ...............           691         45,822
Bergen Brunswig Corp., Class A@ ........           933         10,904
Bindley Western Industries, Inc. .......           178          5,696
Bio-Rad Laboratories, Inc., Class A+ ...            32            720
Bio-Technology General Corp.+ ..........           320          3,660
BioCryst Pharmaceuticals, Inc.+ ........            63          1,311
BioMarin Pharmaceutical, Inc.+ .........            85          1,562
Biopure Corp.+ .........................           103          1,860
Biovail Corp.+ .........................         1,000         81,437
Caremark Rx, Inc.+@ ....................         1,332         14,985
Cell Genesys, Inc.+ ....................           204          6,120
Cell Therapeutics, Inc.+ ...............           160         10,670

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Cephalon, Inc.+ ........................         1,400   $     67,900
Collateral Therapeutics, Inc.+ .........            34            984
Columbia Laboratories, Inc.+ ...........           100            581
Connetics Corp.+ .......................           218          5,259
Corixa Corp.+ ..........................         1,108         55,677
Coulter Pharmaceutical, Inc.+ ..........           140          4,042
CryoLife, Inc.+ ........................            39          1,353
Cubist Pharmaceuticals, Inc.+ ..........           186          9,684
CuraGen Corp.+ .........................           154          8,205
CV Therapeutics, Inc.+ .................            98          7,623
CYTOGEN Corp.+ .........................           466          2,942
Deltagen, Inc.+ ........................           500         15,469
Digene Corp.+ ..........................            47          1,692
Diversa Corp.+ .........................            38          1,026
Dura Pharmaceuticals, Inc.+ ............           312         11,037
DUSA Pharmaceuticals, Inc.+ ............            64          1,972
Elan Corp. PLC ADR+ ....................         1,800         98,550
Enzo Biochem, Inc.+ ....................           130          6,305
Esperion Therapeutics, Inc.+ ...........        12,000        207,000
Exelixis, Inc.+ ........................            73          2,290
GelTex Pharmaceuticals, Inc.+ ..........           129          6,039
Gene Logic, Inc.+ ......................           160          3,680
Genomic Solutions, Inc.+ ...............            43            739
Genta, Inc.+ ...........................           100            956
Genzyme Transgenics Corp.+ .............           107          3,772
Geron Corp.+ ...........................           116          3,292
Guilford Pharmaceuticals, Inc.+ ........           119          2,744
Hyseq, Inc.+ ...........................           247          9,031
ICOS Corp.+ ............................         1,300         70,362
ILEX Oncology, Inc.+ ...................           647         19,491
Immune Response Corp.+ .................           199          1,368
ImmunoGen, Inc.+ .......................           239          8,171
Immunomedics, Inc.+ ....................           184          3,852
Intermune Pharmaceuticals, Inc.+ .......            32          1,736
IntraBiotics Pharmaceuticals, Inc.+ ....            65          1,056
Isis Pharmaceuticals, Inc.+ ............           265          3,048
K-V Pharmaceutical Co., Class A+ .......           500         17,562
K-V Pharmaceutical Co., Class B+ .......            94          3,226
Kos Pharmaceuticals, Inc.+ .............           600         11,850
Lexicon Genetics, Inc.+ ................         1,385         43,801
Ligand Pharmaceuticals, Inc., Class
  B+ ...................................           306          3,921
Martek Biosciences Corp.+ ..............            90          1,755
Matrix Pharmaceuticals, Inc.+ ..........           173          2,692
Maxygen, Inc.+ .........................            41          2,127
Medicines Co.+ .........................           600         20,512
Medicis Pharmaceutical Corp., Class
  A+ ...................................           203         12,484
MGI Pharma, Inc.+ ......................            75          2,250
Millennium Pharmaceuticals, Inc.+ ......         1,000        146,062
Miravant Medical Technologies+ .........            71          1,544
Nabi+ ..................................           359          2,513
Nanogen, Inc.+ .........................            85          1,647

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160

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
DRUGS (CONTINUED)
Neorx Corp.+ ...........................           104   $      2,548
Neose Technologies, Inc.+ ..............            54          2,612
Neurocrine Biosciences, Inc.+ ..........           114          5,130
Neurogen Corp.+ ........................           100          3,113
Nexell Therapeutics, Inc.+ .............           111          1,020
Noven Pharmaceuticals, Inc.+ ...........           545         23,299
NPS Pharmaceuticals, Inc.+ .............           113          6,392
Omnicare, Inc. .........................           637         10,272
Orchid Biosciences, Inc.+ ..............            58          1,972
Organogenesis, Inc.+ ...................           200          2,940
OSI Pharmaceuticals, Inc.+ .............           160         11,200
Paradigm Genetics, Inc.+ ...............            62          1,480
PAREXEL International Corp.+ ...........           166          1,411
Perrigo Co.+ ...........................           400          2,738
Pharmaceutical Product Development,
  Inc.+ ................................         1,225         32,539
Pharmacopeia, Inc.+ ....................           130          3,315
Pharmacyclics, Inc.+ ...................            95          4,714
Praecis Pharmaceuticals, Inc.+ .........            71          3,018
Priority Healthcare Corp., Class B+ ....            89          6,786
Regeneron Pharmaceuticals, Inc.+ .......           100          3,263
ResMed, Inc.+ ..........................           172          5,375
Ribozyme Pharmaceuticals, Inc.+ ........            71          2,059
SangStat Medical Corp.+ ................           123          1,576
Sciclone Pharmaceuticals, Inc.+ ........           207          2,251
Sequenom, Inc.+ ........................            57          2,401
SICOR, Inc.+ ...........................         2,167         22,212
SuperGen, Inc.+ ........................           196          3,761
Syncor International Corp.+ ............           102          3,755
Tanox, Inc.+ ...........................         2,700         91,462
Targeted Genetics Corp.+ ...............           180          2,138
Techniclone Corp.+ .....................           509          1,241
Texas Biotechnology Corp.+ .............           266          4,336
Titan Pharmaceuticals, Inc.+ ...........           138          8,970
Transkaryotic Therapies, Inc.+ .........           114          4,909
Triangle Pharmaceuticals, Inc.+ ........           200          1,688
Trimeris, Inc.+ ........................            90          6,294
Tularik, Inc.+ .........................            86          2,838
United Therapeutics Corp.+ .............           104          9,087
Vivus, Inc.+ ...........................           274          1,165

HEALTH SERVICES -- 2.0
Accredo Health, Inc.+ ..................            57          2,786
Advance Paradigm, Inc.+ ................         1,705         71,930
Allscripts, Inc.+ ......................           101          1,427
AmeriPath, Inc.+ .......................           215          3,117
Anesta Corp.+ ..........................           104          2,392
Apria Healthcare Group, Inc.+ ..........         2,685         37,422
Aradigm Corp.+ .........................           140          3,211
Bally Total Fitness Holding Corp.+ .....         1,157         28,925
Beverly Enterprises, Inc.+ .............           500          2,969
Cerner Corp.+ ..........................           181          8,405

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
Covance, Inc.+ .........................           344   $      2,817
Coventry Health Care, Inc.+ ............           409          6,186
Dendrite International, Inc.+ ..........           825         22,120
Diagnostic Products Corp. ..............           500         26,812
eBenX, Inc.+ ...........................            50            566
Eclipsys Corp.+ ........................           292          4,672
Emisphere Technologies, Inc.+ ..........            84          2,515
Foundation Health Systems, Inc., Class
  A+ ...................................           687         11,421
Gentiva Health Services, Inc.+ .........           100          1,275
Hanger Orthopedic Group, Inc.+ .........         2,100          7,875
Healthcare Services Group, Inc.+ .......         1,700          8,394
Henry Schein, Inc.+ ....................           116          2,313
Humana, Inc.+ ..........................         1,063         11,427
IDEXX Laboratories, Inc.+ ..............           267          7,142
IDX Systems Corp.+ .....................           100          1,613
IMPATH, Inc.+ ..........................            91          5,744
Invacare Corp. .........................           200          6,425
Laboratory Corp. of America
  Holdings+ ............................           121         14,490
LifePoint Hospitals, Inc.+ .............           178          6,319
Lincare Holdings, Inc.+ ................           302          8,664
Manor Care, Inc.+ ......................           524          8,220
Matria Healthcare, Inc.+ ...............         4,400         15,400
Mid Atlantic Medical Services, Inc.+ ...           299          4,522
Orthodontic Centers of America,
  Inc.+ ................................           266          8,861
Professional Detailing, Inc.+ ..........            19          1,083
Province Healthcare Co.+ ...............           188          7,488
Quorum Health Group, Inc.+ .............           500          6,500
Rehabcare Group, Inc.+ .................            64          2,720
Renal Care Group, Inc.+ ................           960         17,880
Res-Care, Inc.+ ........................           128            584
Sunrise Assisted Living, Inc.+ .........           122          2,646
Total Renal Care Holdings, Inc.+ .......           500          3,750
Triad Hospitals, Inc.+ .................           252          7,402
U.S. Oncology, Inc.+ ...................           316          1,432
Valentis, Inc.+ ........................           138          1,139

MEDICAL PRODUCTS -- 4.7%
Abgenix, Inc.+ .........................         1,800        145,462
ABIOMED, Inc.+ .........................            36          2,453
Acuson Corp.+ ..........................           190          4,322
ADAC Laboratories+ .....................           161          3,351
ALARIS Medical, Inc.+ ..................           100            131
Arrow International, Inc. ..............         1,500         54,562
ArthroCare Corp.+ ......................           123          2,391
Aspect Medical Systems, Inc.+ ..........            34            421
ATS Medical, Inc.+ .....................         2,778         41,844
Aurora Biosciences Corp.+ ..............           143          9,724
Aviron+ ................................           130          7,581
Biomatrix, Inc.+ .......................           100          1,750
Biosite Diagnostics, Inc.+ .............            72          2,871
Block Drug Co., Inc., Class A ..........           100          4,312

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162

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
CardioDynamics International Corp.+ ....           200   $      1,044
Cell Pathways, Inc.+ ...................           125          1,016
Cerus Corp.+ ...........................            46          2,553
ChromaVision Medical Systems, Inc.+ ....           100            950
Coherent, Inc.+@ .......................         1,486        101,048
CONMED Corp.+ ..........................           123          1,684
Cooper Cos., Inc. ......................           100          3,537
Cyberonics, Inc.+ ......................           135          2,894
Cygnus, Inc.+ ..........................           192          2,112
Datascope Corp. ........................           100          3,350
Diametrics Medical, Inc.+ ..............           200          1,606
Dionex Corp.+ ..........................           425         11,741
Edwards Lifesciences Corp.+ ............           386          8,420
Endocare, Inc.+ ........................            93          1,837
EntreMed, Inc.+ ........................            69          1,923
Enzon, Inc.+ ...........................           271         17,886
ESCO Technologies, Inc.+ ...............            32            560
Genome Therapeutics Corp.+ .............           116          2,385
Gliatech, Inc.+ ........................           146            913
Haemonetics Corp.+ .....................           170          4,335
IGEN International, Inc.+ ..............           100          2,013
Imatron, Inc.+ .........................           372            860
INAMED Corp.+ ..........................            70          1,969
Inhale Therapeutic Systems, Inc.+ ......           225         12,684
I-STAT Corp.+ ..........................            73          1,652
Lynx Therapeutics, Inc.+ ...............            72          2,255
Maxim Pharmaceuticals, Inc.+ ...........           562         34,141
MedImmune, Inc.+ .......................         1,300        100,425
Mentor Corp. ...........................           137          2,158
Microvision, Inc.+ .....................            79          3,017
Molecular Devices Corp.+ ...............           110         10,807
Myriad Genetics, Inc.+ .................         1,238        106,468
Novoste Corp.+ .........................           101          4,292
Ocular Sciences, Inc.+ .................           104          1,248
Orthofix International N.V.+ ...........         1,400         34,650
Photogen Technologies, Inc.+ ...........           100            425
PSS World Medical, Inc.+ ...............           429          1,555
QLT PhotoTherapeutics, Inc.+ ...........         1,600        113,400
Respironics, Inc.+ .....................           200          3,338
SCM Microsystems, Inc.+ ................            66          2,504
Scott Technologies, Inc.+ ..............           143          2,534
Sonic Innovations, Inc.+ ...............            72            756
Staar Surgical Co.+ ....................           129          2,233
STERIS Corp.+ ..........................           500          6,000
Sunrise Technologies International,
  Inc.+ ................................           301          2,163
Theragenics Corp.+ .....................         2,272         14,768
Thermo Cardiosystems, Inc.+ ............           100            881
Thoratec Labs Corp.+ ...................            66          1,452
Varian Medical Systems, Inc.+ ..........           200          9,037
Vasomedical, Inc.+ .....................           343          1,672
Ventana Medical Systems, Inc.+ .........           100          2,538

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
Vical, Inc.+ ...........................           163   $      4,218
Visible Genetics, Inc.+ ................           800         32,300
VISX, Inc.+ ............................           334          8,997
West Pharmaceutical Services, Inc. .....            53          1,232
Zoll Medical Corp.+ ....................            74          3,607
                                                         ------------
                                                            3,110,018
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 12.0%
AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
AAR Corp. ..............................           137          1,567
Alliant Techsystems, Inc.+ .............            76          6,241
Armor Holdings, Inc.+ ..................         2,663         39,945
Esterline Technologies Corp.+ ..........           100          1,969
GenCorp, Inc. ..........................           200          1,625
Kaman Corp., Class A ...................           200          2,525
Orbital Sciences Corp.+ ................         5,907         49,471
Primex Technologies, Inc. ..............            25            727
REMEC, Inc.+ ...........................           215          6,329
Sequa Corp., Class A+ ..................            48          2,040
Sturm, Ruger & Co., Inc. ...............           250          2,047
Teledyne Technologies, Inc.+ ...........           236          6,873
Triumph Group, Inc.+ ...................           100          3,588

BUSINESS SERVICES -- 7.4%
Aaron Rents, Inc. ......................           173          2,227
ABM Industries, Inc. ...................           106          2,882
Actuant Corp., Class A .................           246            969
Administaff, Inc.+ .....................            69          5,223
Aegis Communications Group, Inc.+ ......         6,100          6,291
AgriBioTech, Inc.+ .....................           300              5
Agribrands International, Inc.+ ........            42          1,832
Albany Molecular Research, Inc.+ .......         1,128         63,379
AMERCO+ ................................           100          1,956
Arch Capital Group Ltd.+ ...............            21            331
Avis Group Holding, Inc.+ ..............           111          3,288
Banta Corp. ............................           121          2,949
Billing Concepts Corp.+ ................           253            806
Bowne & Co., Inc. ......................           243          2,369
Brady Corp., Class A ...................           104          3,146
Bright Horizons Family Solutions,
  Inc.+ ................................            54          1,380
Brightpoint, Inc.+ .....................           346          1,741
Butler International, Inc.+ ............           900          4,781
Career Education Corp.+ ................         3,942        175,419
Casella Waste Systems, Inc., Class
  A+ ...................................            84            851
Catalytica, Inc.+ ......................           145          1,794
CDI Corp.+ .............................           700         11,200
Central Parking Corp. ..................            51          1,010
CLARCOR, Inc. ..........................           200          3,900
Coinstar, Inc.+ ........................           100          1,356
Comfort Systems USA, Inc.+ .............           300          1,556
Copart, Inc.+ ..........................           211          2,928

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164

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Corinthian Colleges, Inc.+ .............            41   $      2,419
Cornell Cos., Inc.+ ....................         1,500         12,844
Corporate Executive Board Co.+ .........         2,698        108,594
CoStar Group, Inc.+ ....................            66          2,442
Cysive, Inc.+ ..........................           144            762
Delta & Pine Land Co. ..................           205          5,266
Diamond Technology Partners, Inc.+ .....           865         64,226
Dollar Thrifty Automotive Group,
  Inc.+ ................................           123          2,429
DSET Corp.+ ............................            78          1,609
Edison Schools, Inc.+ ..................           127          4,032
Education Management Corp.+ ............            99          2,667
Electro Rent Corp.+ ....................           100          1,275
EMCOR Group, Inc.+ .....................            22            572
Encompass Services Corp.+ ..............           411          3,339
F.Y.I., Inc.+ ..........................           100          3,738
First Consulting Group, Inc.+ ..........         1,000          5,563
Fisher Scientific International,
  Inc.+ ................................           246          8,303
Forrester Research, Inc.+ ..............            80          5,100
Foster Wheeler Corp. ...................           273          1,979
Gartner Group, Inc., Class A+ ..........           511          5,940
Global Industries Ltd.+ ................         6,500         81,250
Granite Construction, Inc. .............           114          2,765
HA-LO Industries, Inc.+ ................           391          1,564
Hall, Kinion & Associates, Inc.+ .......            87          2,474
Handleman Co.+ .........................           129          1,596
Harland (John H.) Co. ..................           148          2,266
Harsco Corp. ...........................           221          4,876
Heidrick & Struggles International,
  Inc.+ ................................           114          5,857
Hooper Holmes, Inc. ....................         4,480         42,605
Horizon Offshore, Inc.+ ................            97          1,710
Hughes Supply, Inc. ....................           115          2,256
Input/Output, Inc.+ ....................           297          2,859
Insituform Technologies, Inc., Class
  A+ ...................................           113          3,800
Insurance Auto Auctions, Inc.+ .........            90          1,457
Intergraph Corp.+ ......................           284          2,041
Invitrogen Corp.+ ......................           267         18,990
Iron Mountain, Inc.+ ...................         2,200         81,400
ITT Educational Services, Inc.+ ........           140          3,798
Jacobs Engineering Group, Inc.+ ........           115          4,636
Kelly Services, Inc., Class A ..........           100          2,363
kforce.com, Inc.+ ......................           267            935
Korn/Ferry International+ ..............           218          8,243
Labor Ready, Inc.+ .....................         1,584          6,633
Learning Tree International, Inc.+ .....            88          4,191
Maximus, Inc.+ .........................           100          2,213
McGrath Rentcorp. ......................         1,000         19,000
MedQuist, Inc.+ ........................           359          7,247
MemberWorks, Inc.+ .....................           100          3,288
Mine Safety Appliances Co. .............            18            397
Mobile Mini, Inc.+ .....................         6,231        119,947
Modis Professional Services, Inc. + ....         1,218          6,318

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Morrison Management Specialists,
  Inc. .................................            48   $      1,418
National Service Industries, Inc. ......           257          5,028
NationsRent, Inc.+ .....................           159            626
Navigant Consulting Co.+ ...............           244            839
New England Business Service, Inc. .....           130          2,356
Newpark Resources, Inc.+ ...............           500          4,625
Oceaneering International, Inc.+ .......           138          2,294
On Assignment, Inc.+ ...................         1,417         44,458
Owens & Minor, Inc. ....................           203          3,197
Paxar Corp.+ ...........................           345          3,083
Paychex, Inc. ..........................         2,700        141,750
Polymer Group, Inc. ....................            98            723
Pre-Paid Legal Services, Inc.+ .........           107          3,457
Profit Recovery Group International,
  Inc.+ ................................           351          3,466
ProsoftTraining.com+ ...................            77          1,097
R.H. Donnelley Corp.+ ..................           204          4,310
Renaissance Worldwide, Inc.+ ...........         1,600          2,500
Rent-A-Center, Inc.+ ...................           135          4,683
Rollins, Inc. ..........................           148          2,192
SCP Pool Corp.+ ........................           141          4,177
Seitel, Inc.+ ..........................         1,500         21,562
Service Corp. International ............         1,531          3,732
SITEL Corp.+ ...........................           230            676
Sodexho Marriott Services, Inc. ........           164          2,696
Sotheby's Holdings, Inc., Class A ......           224          5,572
Source Information Management Co.+ .....           121            824
Specialty Equipment Cos., Inc.+ ........           100          2,469
Spherion Corp.+ ........................           359          4,286
StarTek, Inc.+ .........................            36          1,044
Stericycle, Inc.+ ......................           129          3,161
Stewart Enterprises, Inc., Class A .....           446            864
SurModics, Inc.+ .......................            24          1,314
Sylvan Learning Systems, Inc.+ .........           270          3,999
Technology Solutions Co.+ ..............         1,041          2,603
TeleTech Holdings, Inc.+ ...............         4,000         99,000
Tetra Tech, Inc.+ ......................           269          7,683
Trico Marine Services, Inc.+ ...........           167          2,651
U.S. Industries, Inc. ..................           541          5,376
United Rentals, Inc.+ ..................           175          4,222
UNOVA, Inc.+ ...........................           212            835
URS Corp.+ .............................           100          1,325
USEC, Inc. .............................           500          2,125
Veritas DGC, Inc.+ .....................           168          4,862
Wackenhut Corp., Class A+ ..............           100          1,488
Washington Group International,
  Inc.+ ................................           300          3,431
Waste Connections, Inc.+ ...............         2,201         56,401
Waste Management, Inc. .................         2,400         41,850
Watsco, Inc. ...........................           105          1,080
Watts Industries, Inc., Class A ........           103          1,030
WESCO International, Inc.+ .............           134          1,072
WestPoint Stevens, Inc. ................           249          3,050

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
ELECTRICAL EQUIPMENT -- 0.4%
GenRad, Inc.+ ..........................           176   $      1,936
LeCroy Corp.+ ..........................         1,100         19,387
Littelfuse, Inc.+ ......................           135          4,008
Otter Tail Power Co. ...................           110          2,544
Roper Industries, Inc. .................           200          6,637
Smith (A.O.) Corp. .....................           121          1,520
Technitrol, Inc. .......................           484         48,884
UCAR International, Inc.+ ..............           296          3,756

MACHINERY -- 1.4%
Advanced Energy Industries, Inc.+ ......            56          1,848
AGCO Corp. .............................           325          3,859
Albany International Corp., Class A+ ...            98          1,176
AptarGroup, Inc. .......................           200          4,788
Astec Industries, Inc.+ ................           100          1,094
Baldor Electric Co. ....................           200          4,063
Blount International, Inc.+ ............           113          1,271
Briggs & Stratton Corp. ................           131          4,953
Columbus McKinnon Corp. ................           100          1,356
Cummins Engine Co., Inc. ...............           231          6,916
CUNO, Inc.+ ............................           132          2,937
Dril-Quip, Inc.+ .......................            46          1,834
Federal Signal Corp. ...................           300          5,962
Flow International Corp.+ ..............         1,300         14,137
Flowserve Corp. ........................           200          3,288
Franklin Electric Co., Inc. ............            16          1,104
FSI International, Inc.+ ...............           127          1,810
Gardner Denver, Inc.+ ..................           140          2,275
Gerber Scientific, Inc. ................           192          1,656
Graco, Inc. ............................           104          3,354
Helix Technology Corp. .................           375         11,203
IDEX Corp. .............................           181          5,057
JLG Industries, Inc. ...................           290          3,534
Kaydon Corp. ...........................           194          4,462
Kulicke & Sofa Industries, Inc.+ .......           339          4,513
Lightpath Technologies, Inc., Class
  A+ ...................................            64          3,040
Lincoln Electric Holdings, Inc. ........           201          2,676
Lindsay Manufacturing Co. ..............            39            726
MagneTek, Inc.+ ........................           226          2,401
Manitowoc Co., Inc. ....................           150          2,888
Matthews International Corp., Class
  A ....................................         1,100         32,312
Mettler-Toledo International,
  Inc.+(1) .............................           281         12,364
Milacron, Inc. .........................           200          2,663
Moog, Inc., Class A+ ...................           524         15,785
NACCO Industries, Inc., Class A ........            18            756
Nordson Corp. ..........................           200          5,688
Photon Dynamics, Inc.+ .................            93          3,511
Precision Castparts Corp. ..............           329         12,625
Presstek, Inc.+ ........................           135          2,590
Regal-Beloit Corp. .....................           104          1,764
Satcon Technology Corp.+ ...............            70          2,503

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
MACHINERY (CONTINUED)
Sauer-Danfoss, Inc. ....................           168   $      1,848
Semitool, Inc.+ ........................         2,674         34,261
Snap-on, Inc. ..........................           376          8,859
SpeedFam-IPEC, Inc.+ ...................           122          1,395
SPS Technologies, Inc.+ ................           100          4,850
Standex International Corp. ............           100          1,931
Stewart & Stevenson Services, Inc. .....           254          4,429
Tecumseh Products Co., Class A .........            94          3,936
Tennant Co. ............................           100          4,425
Terex Corp.+ ...........................           163          2,129
Thomas Industries, Inc. ................           100          2,025
Valence Technology, Inc.+ ..............           230          3,968
Vicor Corp.+ ...........................           147          7,975

MULTI-INDUSTRY -- 0.4%
Applied Industrial Technologies,
  Inc. .................................           100          1,731
Asyst Technologies, Inc.+ ..............           197          3,989
Carlisle Cos., Inc. ....................           179          7,429
Chemed Corp. ...........................           100          3,181
Dexter Corp. ...........................           133          8,313
GenTek, Inc. ...........................           120          1,830
Lancaster Colony Corp. .................           179          4,397
Mechanical Technology, Inc.+ ...........           186          2,011
Ogden Corp. ............................           324          4,394
Pittston Brink's Group .................           286          4,433
Plexus Corp.+ ..........................           225         15,862
Teleflex, Inc. .........................           234          8,044
Terremark Worldwide, Inc.+ .............           626          1,596
Tredegar Corp. .........................           181          3,134
Trinity Industries, Inc. ...............           238          5,563
Volt Information Sciences, Inc.+ .......            34            731
Wabtec Corp. ...........................         1,280         12,960
Walter Industries, Inc. ................           176          1,562

TRANSPORTATION -- 1.8%
Airborne Freight Corp. .................           297          3,026
Alexander & Baldwin, Inc. ..............           265          6,890
American Freightways Corp.+ ............            98          1,556
Arkansas Best Corp.+ ...................            48            738
Arnold Industries, Inc. ................           100          1,687
Atlas Air, Inc.+ .......................           100          4,225
Circle International Group, Inc. .......            83          2,511
CNF Transportation, Inc. ...............           335          7,454
EGL, Inc.+ .............................           123          3,721
Forward Air Corp.+ .....................           113          3,976
Fritz Cos., Inc.+ ......................           167          2,004
Heartland Express, Inc.+ ...............            76          1,320
Hunt (J.B.) Transportation Services,
  Inc. .................................           130          1,657
Interpool, Inc. ........................           100          1,144
Kirby Corp.+ ...........................           113          2,218
Landstar System, Inc.+ .................            63          2,811
M.S. Carriers, Inc.+ ...................           100          1,562

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168

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)
TRANSPORTATION (CONTINUED)
Newport News Shipbuilding, Inc. ........           154   $      6,680
Offshore Logistics, Inc.+ ..............         6,415        114,668
Oshkosh Truck Corp. ....................         3,581        138,764
Overseas Shipholding Group, Inc. .......           165          4,517
RailWorks Corp.+ .......................         7,300         25,094
Roadway Express, Inc. ..................            41            735
Rollins Truck Leasing Corp. ............           400          2,525
Swift Transportation Co., Inc.+ ........           238          3,109
USFreightways Corp. ....................           142          3,222
Wabash National Corp. ..................           182          1,661
Werner Enterprises, Inc. ...............           200          2,350
Wisconsin Central Transportation
  Corp.+ ...............................           391          4,130
XTRA Corp.+ ............................            72          3,199
Yellow Corp.+ ..........................           238          3,600
                                                         ------------
                                                            2,478,511
                                                         ------------

INFORMATION & ENTERTAINMENT -- 6.8%
BROADCASTING & MEDIA -- 4.3%
4Kids Entertainment, Inc.+ .............           101          1,704
Ackerley Group, Inc. ...................           100          1,000
Acme Communications, Inc.+ .............            91            819
ACNielsen Corp.+ .......................           401          9,549
ACTV, Inc.+ ............................           246          3,382
Acxiom Corp.+ ..........................         2,900         92,075
Adaptive Broadband Corp.+ ..............           280          5,460
ADVO, Inc.+ ............................           104          3,432
APAC Teleservices, Inc.+ ...............            99            526
Audiovox Corp., Class A+ ...............           158          2,380
Avenue A, Inc.+ ........................            60            300
Belden, Inc. ...........................           145          3,426
CellNet Data Systems, Inc.+ ............           400              4
Cinar Corp., Class B+ ..................         3,000          9,000
Crown Media Holdings, Inc., Class A+ ...           100          1,419
Cumulus Media, Inc., Class A+ ..........           289          1,770
Data Broadcasting Corp.+ ...............           376          1,199
EchoStar Communications Corp., Class
  A+ ...................................           700         36,925
EMS Technologies, Inc.+ ................           500          7,500
Gaylord Entertainment Co. ..............           100          2,388
Glenayre Technologies, Inc.+ ...........           449          4,883
Grey Global, Inc. ......................             2          1,240
Hollinger International, Inc., Class
  A ....................................           250          4,187
Houghton Mifflin Co. ...................           210          8,242
Imation Corp.+ .........................           240          4,470
Information Holdings, Inc.+ ............            42          1,488
Insight Communications Co.+ ............           271          4,302
John Wiley & Sons, Inc., Class A .......           341          7,822
Journal Register Co.+ ..................           300          4,987
Key3Media Group, Inc.+ .................           169          1,848
Lee Enterprises, Inc. ..................           247          7,132
LodgeNet Entertainment Corp.+ ..........            56          1,617

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
BROADCASTING & MEDIA (CONTINUED)
Mail-Well, Inc.+ .......................           327   $      1,451
McClatchy Co., Class A .................            93          3,272
Media General, Inc., Class A ...........           107          4,601
Mediacom Communications Corp.+ .........           168          2,709
Meredith Corp. .........................           210          6,195
Metrocall, Inc.+ .......................           516          1,548
Modem Media, Inc.+ .....................            94            405
Netro Corp.+ ...........................         2,416        143,148
On Command Corp.+ ......................           100          1,228
ParkerVision, Inc.+ ....................            65          3,128
Paxson Communications Corp.+ ...........           240          2,760
Pegasus Communications Corp.+ ..........         3,800        183,587
Penton Media, Inc. .....................           117          3,218
Playboy Enterprises, Inc., Class B+ ....           100          1,494
Private Media Group, Inc.+ .............           100            563
Proxim, Inc.+ ..........................           154          6,853
Pulitzer, Inc. .........................           100          4,295
Regent Communications, Inc.+ ...........         2,768         15,397
Salem Communications Corp., Class A+ ...         1,482         18,803
Scholastic Corp.+ ......................           113          8,991
Sinclair Broadcast Group, Inc., Class
  A+ ...................................           314          3,434
Sirius Satellite Radio, Inc.+ ..........           236         12,478
Spanish Broadcasting System, Inc., Class
  A+ ...................................         9,573        112,483
Tivo, Inc.+ ............................            95          1,841
United Television, Inc. ................            16          2,352
ValueVision International, Inc., Class
  A+ ...................................         2,047         51,431
Ventiv Health, Inc.+ ...................           100          1,263
WebLink Wireless, Inc.+ ................           356          2,737
Wink Communications, Inc.+ .............           108          1,296
World Wrestling Federation
  Entertainment, Inc.+ .................            81          1,230
WorldPages.com, Inc.+ ..................           166            706
Xceed, Inc.+ ...........................            60            150
Xircom, Inc.+ ..........................         1,201         30,325
XM Satellite Radio Holdings, Inc., Class
  A+ ...................................           106          4,565
Young Broadcasting, Inc., Class A+ .....            58          1,823
Ziff-Davis, Inc.-ZD ....................           158          1,284

ENTERTAINMENT PRODUCTS -- 0.4%
Arctic Cat, Inc. .......................           100          1,263
Callaway Golf Co. ......................           472          7,257
Championship Auto Racing Teams,
  Inc.+ ................................         1,045         25,472
Citadel Communications Corp.+ ..........           281          4,777
Concord Camera Corp.+ ..................           149          3,818
Direct Focus, Inc.+ ....................           102          4,055
Harman International Industries,
  Inc. .................................           192          7,507
JAAKS Pacific, Inc.+ ...................            75            705
Meade Instruments Corp.+ ...............           840         16,957
Polaroid Corp. .........................           335          4,502
Universal Electronics, Inc.+ ...........           466         11,271

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170

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM -- 2.1%
AirTran Holdings, Inc.+ ................           370   $      1,642
Alaska Air Group, Inc.+ ................           122          2,928
America West Holdings Corp., Class
  B+ ...................................           200          2,438
American Classic Voyages Co.+ ..........         1,235         18,062
Anchor Gaming+ .........................            33          2,626
Applebee's International, Inc. .........           127          2,921
Argosy Gaming Co.+ .....................           127          2,302
Atlantic Coast Airlines Holdings,
  Inc.+ ................................            73          2,350
Aztar Corp.+ ...........................           338          5,197
Bob Evans Farms, Inc. ..................           277          5,124
Boca Resorts, Inc., Class A+ ...........           200          2,188
Boyd Gaming Corp.+ .....................            89            439
Buffets, Inc.+ .........................           372          5,115
CBRL Group, Inc.+ ......................           356          5,117
CEC Entertainment, Inc.+ ...............         1,079         34,528
Cheap Tickets, Inc.+ ...................            94            975
Choice Hotels International, Inc.+ .....           300          3,300
Churchill Downs, Inc. ..................            30            776
Consolidated Products, Inc.+ ...........           220          1,760
Crestline Capital Corp.+ ...............           169          3,391
Dover Downs Entertainment, Inc. ........            48            645
Extended Stay America, Inc.+ ...........           476          6,307
Fairfield Communities, Inc.+ ...........           292          2,956
Frontier Airlines, Inc.+ ...............         2,165         42,082
Hotel Reservations, Inc., Class A+ .....            21            769
IHOP Corp.+ ............................           110          2,104
Isle of Capri Casinos, Inc.+ ...........           187          2,899
Jack in the Box, Inc.+ .................           213          4,566
Landry's Seafood Restaurants, Inc. .....           265          1,805
Lone Star Steakhouse & Saloon, Inc. ....           218          1,608
Luby's, Inc. ...........................           253          1,344
Marcus, Corp. ..........................           200          2,100
Mesa Air Group, Inc.+ ..................           209          1,143
Mesaba Holdings, Inc.+ .................           139          1,494
Midwest Express Holdings, Inc.+ ........           100          2,013
Monaco Coach Corp.+ ....................            82          1,353
O'Charleys, Inc.+ ......................           100          1,231
P.F. Chang's China Bistro, Inc.+ .......           679         23,468
Papa John's International, Inc.+ .......           176          4,411
Pinnacle Entertainment, Inc.+ ..........           155          3,371
Prime Hospitality Corp.+ ...............           300          3,037
Ruby Tuesday, Inc. .....................           400          4,500
Ryan's Family Steak Houses, Inc.+ ......           153          1,176
SkyWest, Inc. ..........................         3,072        157,440
Sonic Corp.+ ...........................           100          3,150
Speedway Motorsports, Inc.+ ............            61          1,270
Station Casinos, Inc.+ .................           178          2,537
Steiner Leisure Ltd.+ ..................         1,500         33,562
The Cheesecake Factory, Inc.+ ..........           171          7,396
Vail Resorts, Inc.+ ....................           162          3,280
WMS Industries, Inc.+ ..................           191          4,297

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)
LEISURE & TOURISM (CONTINUED)
Wyndham International, Inc., Class
  A+ ...................................           887   $      1,608
                                                         ------------
                                                            1,401,205
                                                         ------------

INFORMATION TECHNOLOGY -- 31.8%
COMMUNICATION EQUIPMENT -- 3.6%
ANADIGICS, Inc.+ .......................           184          4,071
Anixter International, Inc.+ ...........           173          5,039
Cable Design Technologies Corp.+ .......         2,047         49,768
CellStar Corp.+ ........................         6,400         20,200
Clarent Corp.+ .........................           143          5,631
Computer Network Technology Corp.+ .....           205          7,047
Corsair Communications, Inc.+ ..........           145          1,133
Crossroads Systems, Inc.+ ..............           109            926
Davox Corp.+ ...........................            93            936
Finisar Corp.+ .........................           900         43,537
International FiberCom, Inc.+ ..........           156          2,281
Intrusion.com, Inc.+ ...................           100          1,187
JNI Corp.+ .............................            33          2,937
Juniper Networks, Inc.+ ................           900        197,044
Marimba, Inc.+ .........................           117          1,430
Natural Microsystems Corp.+ ............           206         11,082
NEON Communications, Inc.+ .............            41          1,430
Network Access Solutions Corp.+ ........           100            413
Network Appliance, Inc.+ ...............           900        114,637
Network Equipment Technologies,
  Inc.+ ................................           141          1,507
Network Peripherals, Inc.+ .............           135          2,295
Nx Networks, Inc.+ .....................           248          1,643
Optical Cable Corp.+ ...................            57          1,389
Osicom Technologies, Inc.+ .............            63          1,559
P-Com, Inc.+ ...........................           444          2,941
Packeteer, Inc.+ .......................           118          4,477
Palm, Inc.+ ............................         2,000        105,875
Paradyne Networks, Inc.+ ...............            91            492
SeaChange International, Inc.+ .........           117          3,905
Sycamore Networks, Inc.+ ...............           700         75,600
Tollgrade Communications, Inc.+ ........            82         11,383
Tricord Systems, Inc.+ .................           120          1,792
Turnstone Systems, Inc.+ ...............         1,400         64,925
Universal Access, Inc.+ ................            56            658
Visual Networks, Inc.+ .................           147            965

COMPUTER SERVICES -- 4.1%
Advent Software, Inc.+@ ................           183         12,787
Analysts International Corp. ...........           193          1,393
Answerthink, Inc.+ .....................         3,173         51,561
Aspen Technology, Inc.+ ................           152          6,859
AXENT Technologies, Inc.+ ..............           220          4,744
BARRA, Inc.+ ...........................            87          5,399
BEA Systems, Inc.+ .....................         2,300        179,112
Bell & Howell Co.+ .....................           100          2,188
Black Box Corp.+ .......................           138          6,434

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172

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES (CONTINUED)
Bottomline Technologies, Inc.+ .........            37   $      1,381
Breakaway Solutions, Inc.+ .............            81            721
Brio Technology, Inc.+ .................           102          1,077
CACI International, Inc., Class A+ .....            32            686
Cambridge Technology Partners, Inc.+ ...         6,304         27,580
CCC Information Services Group,
  Inc.+ ................................           200          1,613
CIBER, Inc.+ ...........................         1,460         12,045
Cognizant Technology Solutions
  Corp.+ ...............................            29          1,131
Complete Business Solutions, Inc.+ .....           147          1,985
Computer Horizons Corp.+ ...............           205          1,397
Concurrent Computer Corp.+ .............           382          7,258
Cylink Corp.+ ..........................           100          1,044
Digitas, Inc.+ .........................           100          1,775
Documentum, Inc.+ ......................         1,100         89,306
eLoyalty Corp.+ ........................         2,659         33,902
EpicEdge, Inc.+ ........................            43            118
FactSet Research Systems, Inc. .........           108          4,061
Fair, Isaac & Co., Inc. ................           100          4,269
FileNET Corp.+ .........................           183          3,328
i2 Technologies, Inc.+ .................           900        168,356
iGate Capital Corp.+ ...................         2,308         12,405
InfoUSA, Inc.+ .........................           112            560
iXLEnterprises, Inc.+ ..................           294          1,286
Management Network Group, Inc.+ ........           500         10,437
Manhattan Associates, Inc.+ ............           719         44,039
Manugistics Group, Inc.+ ...............           441         43,273
MarchFirst, Inc.+ ......................         1,324         20,770
Maxtor Corp.+ ..........................           378          3,969
McAfee.com Corp.+ ......................            56            833
MCSi, Inc.+ ............................           100          3,363
Mentor Graphics Corp.+ .................           462         10,886
Mercator Software, Inc.+ ...............           353          5,847
Netegrity, Inc.+ .......................           179         12,530
NetSolve, Inc.+ ........................           107            762
Nhancement Technologies, Inc.+ .........            88          1,496
Novadigm, Inc.+ ........................            53            821
Per-Se Technologies, Inc.+ .............           245          3,108
Perot Systems Corp., Class A+ ..........           374          4,020
ProBusiness Services, Inc.+ ............           134          4,053
Procom Technology, Inc.+ ...............            39          1,153
ProcureNet, Inc.+# .....................           200              0
QRS Corp.+ .............................           139          2,094
Rainbow Technologies, Inc.+ ............            92          3,255
Sagent Technology, Inc.+ ...............           142          1,074
Sonic Foundry, Inc.+ ...................            85            754
Sonicwall, Inc.+ .......................           129          3,677
Standard Register Co. ..................            52            832
Sykes Enterprises, Inc.+ ...............           188          1,011
Tanning Technology Corp.+ ..............            56            770
The 3DO Co.+ ...........................         1,635         10,934
The viaLink Co.+ .......................           100            888

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SERVICES (CONTINUED)
Vasco Data Security International,
  Inc.+ ................................           100   $      1,594
Vertex Interactive, Inc.+ ..............           100          1,831
Wallace Computer Services, Inc. ........           200          3,050
Zomax, Inc.+ ...........................           179          1,253

COMPUTERS & BUSINESS EQUIPMENT -- 4.1%
Adept Technology, Inc.+ ................            67          3,522
Advanced Digital Information Corp.+ ....         4,125         62,648
AVT Corp.+ .............................           160            890
Brooktrout, Inc.+ ......................            74          2,437
Compaq Computer Corp. ..................         2,000         55,160
Cray, Inc.+ ............................         2,000          8,938
Digimarc Corp.+ ........................            79          1,471
Dot Hill Systems Corp.+ ................           100            650
Extended Systems, Inc.+ ................            39          2,096
FutureLink Corp.+ ......................           267            818
Gadzoox Networks, Inc.+ ................           153          1,090
Gateway, Inc.+ .........................           700         32,725
Hutchinson Technology, Inc.+ ...........           195          4,107
Identix, Inc.+ .........................           650          7,898
IKON Office Solutions, Inc. ............           822          3,237
Immersion Corp.+ .......................            97          1,504
InFocus Corp.+ .........................         1,028         54,484
Insight Enterprises, Inc.+ .............         1,992         54,282
Interface, Inc. ........................           254          2,024
Iomega Corp.+ ..........................         1,893          9,465
Kronos, Inc.+ ..........................            55          1,650
Media 100, Inc.+ .......................            89            979
Mercury Computer Systems, Inc.+ ........           122          3,393
MICROS Systems, Inc.+ ..................         1,574         23,708
Microtouch Systems, Inc.+ ..............         1,400          8,575
MMC Networks, Inc.+ ....................           185         23,402
MTI Technology Corp.+ ..................           248            946
Netscout Systems, Inc.+ ................           100          2,375
Nuance Communications, Inc.+ ...........            36          4,381
Nyfix, Inc.+ ...........................           138          6,176
Quantum Corp.-Hard Disk Drive+ .........           592          5,883
Radiant Systems, Inc.+ .................            78          1,667
RadiSys Corp.+ .........................         2,032        102,743
Redback Networks, Inc.+ ................         1,600        262,300
S3, Inc.+ ..............................           555          5,723
Secure Computing Corp.+ ................           175          4,561
Silicon Graphics, Inc.+ ................         1,032          4,257
Smartdisk Corp.+ .......................            30            431
Storage Technology Corp.+ ..............           635          8,612
Systemax, Inc.+ ........................           224            616
Systems & Computer Technology Corp.+ ...           200          3,513
United Stationers, Inc.+ ...............           206          5,536
VERITAS Software Corp.+ ................           300         42,600
Vertel Corp.+ ..........................           201          1,859
Wave Systems Corp., Class A+ ...........           284          4,757

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTERS & BUSINESS
  EQUIPMENT (CONTINUED)
Western Digital Corp.+ .................           842   $      4,947
Xybernaut Corp.+ .......................           237          1,407
Zebra Technologies Corp., Class A+ .....           185          8,892

COMPUTER SOFTWARE -- 4.0%
3Dfx Interactive, Inc.+ ................           245          1,194
Activision, Inc.+ ......................         1,400         21,000
Actuate Corp.+@ ........................           386         13,335
Advantage Learning Systems, Inc.+ ......            50          1,753
Avant! Corp.+ ..........................           288          5,256
Avid Technology, Inc.+ .................           178          2,492
BindView Development Corp.+ ............           262          1,981
Braun Consulting, Inc.+ ................            74          1,466
Broadbase Software, Inc.+ ..............           191          2,590
BSQUARE Corp.+ .........................           797         12,354
Caminus Corp.+ .........................            48          1,908
Carreker Corp.+ ........................           100          1,950
CheckFree Corp.+ .......................         1,100         46,080
Clarus Corp.+ ..........................            73          1,665
Concord Communications, Inc.+ ..........            88          2,332
Daleen Technologies, Inc.+ .............           100          1,481
Datastream Systems, Inc.+ ..............            48            618
Embarcadero Technologies, Inc.+ ........            44          2,261
ePresence, Inc.+ .......................           200          1,350
Excalibur Technologies Corp.+ ..........            75          5,039
eXcelon Corp.+ .........................           209          2,586
Exchange Applications, Inc.+ ...........         1,171          5,306
Exe Technologies, Inc.+ ................         1,000         15,000
Geoworks Corp.+ ........................           100            738
Great Plains Software, Inc.+ ...........            60          1,688
HNC Software, Inc.+@ ...................           185         15,135
Hyperion Solutions Corp.+ ..............           200          5,175
IMRglobal Corp.+ .......................           100          1,163
Indus International, Inc.+ .............           100            488
Informatica Corp.+ .....................           152         14,174
Inprise Corp.+ .........................           379          2,025
InteliData Technologies Corp.+ .........           261          1,366
Interactive Intelligence, Inc.+ ........            38          1,494
Intercept Group, Inc. ..................            76          1,772
Intertrust Technologies Corp.+ .........           367          4,427
J.D. Edwards & Co.+ ....................           374          9,677
JDA Software Group, Inc.+ ..............           115          1,466
Legato Systems, Inc.+ ..................           553          7,431
Level 8 Systems, Inc.+ .................            54            992
MapInfo Corp.+ .........................           108          3,382
Metacreations Corp.+ ...................           183          2,059
Metasolv Software, Inc.+ ...............            53          2,166
Micromuse, Inc.+ .......................           700        140,656
MicroStrategy, Inc.+ ...................           150          4,097
Midway Games, Inc.+ ....................           194          1,358
Mynd Corp.+ ............................           272          3,672

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
COMPUTER SOFTWARE (CONTINUED)
National Data Corp. ....................           180   $      5,906
National Instruments Corp.+ ............           900         39,713
NEON Systems, Inc.+ ....................            32            352
NetIQ Corp.+ ...........................           144          9,459
New Era of Networks, Inc.+ .............           155          3,771
Numerical Technologies, Inc.+ ..........            26            749
NVIDIA Corp.+ ..........................         1,300        106,437
Objective Systems Integrators, Inc.+ ...           165          1,433
ONYX Software Corp.+ ...................           128          2,640
Pinnacle Systems, Inc.+ ................           239          2,689
Progress Software Corp.+ ...............           290          3,951
Project Software & Development,
  Inc.+ ................................           828         12,873
Puma Technology, Inc.+ .................           194          3,941
Quintus Corp.+ .........................            67            574
Razorfish, Inc., Class A+ ..............           126          1,301
Remedy Corp.+ ..........................           203          3,832
SAGA SYSTEMS, Inc.+ ....................           219          2,300
Sanchez Computer Associates, Inc.+ .....           100          1,550
ScanSoft, Inc.+ ........................           671          1,069
Serena Software, Inc.+ .................           114          5,251
Siebel Systems, Inc.+ ..................         1,400        155,837
Silverstream Software, Inc.+ ...........            66          1,988
SPSS, Inc.+ ............................            33            885
Starbase Corp.+ ........................           250          1,422
Structural Dynamics Research Corp.+ ....           200          3,275
SVI Holdings, Inc.+ ....................           151            746
Take Two Interactive Software, Inc.+ ...           221          2,776
TenFold Corp.+ .........................            68            302
THQ, Inc.+ .............................         1,147         26,668
Transaction Systems Architects, Inc.,
  Class A+ .............................           258          4,193
Unify Corp.+# ..........................           154            606
Verity, Inc.+ ..........................           864         30,834
Virage, Inc.+ ..........................           200          3,375
WebTrends Corp.+ .......................            76          2,841

ELECTRONICS -- 5.2%
Act Manufacturing, Inc.+ ...............            58          3,059
Actel Corp.+ ...........................           125          4,492
ADE Corp.+ .............................            38            778
Aeroflex, Inc.+ ........................           165          8,023
ALLETE .................................           488         10,797
Alliance Semiconductor Corp.+ ..........           161          3,200
American Superconductor Corp.+ .........           115          5,653
American Technical Ceramics Corp.+ .....            31            483
AMETEK, Inc. ...........................           200          4,237
Ampex Corp., Class A+ ..................         3,500          3,500
Analogic Corp. .........................           820         31,519
Applied Science & Technology, Inc.+ ....           125          1,844
Artesyn Technologies, Inc.+ ............         1,933         56,299
ATMI, Inc.+ ............................           186          4,348
AXT, Inc.+ .............................           706         29,520

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176

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Bel Fuse, Inc., Class B ................            37   $      1,425
Benchmark Electronics, Inc.+ ...........           109          5,668
Bookham Technology PLC ADR+ ............           300         12,862
Broadcom Corp., Class A+ ...............           700        170,625
Brooks Automation, Inc.+ ...............           127          4,207
C&D Technologies, Inc. .................           182         10,328
C-Cube Microsystems, Inc.+ .............           259          5,309
California Amplifier, Inc.+ ............           109          2,507
Caliper Technologies Corp.+ ............            21          1,217
Check Point Software Technologies
  Ltd.+ ................................           800        126,000
Checkpoint Systems, Inc.+ ..............           189          1,429
Cirrus Logic, Inc.+@ ...................           381         15,359
Cohu, Inc. .............................           141          2,159
CTS Corp.@ .............................           201         10,176
CyberOptics Corp.+ .....................            26            476
Cymer, Inc.+ ...........................           209          6,414
DDI Corp.+ .............................            60          2,655
DSP Group, Inc.+ .......................           191          7,139
DuPont Photomasks, Inc.+ ...............            53          3,114
Elantec Semiconductor, Inc.+ ...........           120         11,955
Electro Scientific Industries, Inc.+ ...           198          6,955
Electroglas, Inc.+ .....................           161          2,747
eMagin Corp.+ ..........................           100          1,074
EMCORE Corp.+ ..........................           144          5,987
Energy Conversion Devices, Inc.+ .......           105          3,905
ESS Technology, Inc.+ ..................           172          2,462
Exar Corp.+ ............................           130         15,730
Excel Technology, Inc.+ ................            72          2,309
Fei Co.+ ...............................            94          2,039
GaSonics International Corp.+ ..........           141          1,727
General Semiconductor, Inc.+ ...........           200          2,437
hi/fn, Inc.+ ...........................            58          3,951
Ibis Technology Corp.+ .................            39          1,416
II-VI, Inc.+ ...........................            94          1,755
Integrated Circuit Systems, Inc.+ ......            54            999
Integrated Silicon Solution, Inc.+ .....           145          2,057
Interlink Electronics, Inc.+ ...........            48            930
Interlogix, Inc.+ ......................            16            212
InterVoice-Brite, Inc.+ ................           194          2,037
IXYS Corp.+ ............................            46          1,202
Keithley Instruments, Inc. .............            59          4,130
Kent Electronics Corp.+ ................           185          4,417
LTX Corp.+ .............................           339          6,420
Mattson Technology, Inc.+ ..............           150          2,231
MEMC Electronic Materials, Inc.+ .......           200          2,575
Methode Electronics, Inc., Class A .....           251         11,122
Micron Electronics, Inc.+ ..............           262          2,358
Microsemi Corp.+ .......................            43          1,639
MIPS Technologies, Inc., Class A+ ......           234         10,764
MKS Instruments, Inc.+ .................            29            794
Nanometrics, Inc.+ .....................            41          2,191

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS (CONTINUED)
Netsilicon, Inc.+ ......................            55   $      1,152
Oak Technology, Inc.+ ..................           245          6,707
Packard Bioscience Co.+ ................            55          1,073
Park Electrochemical Corp. .............            76          4,227
Pegasus Solutions, Inc.+ ...............         2,466         48,241
Pericom Semiconductor Corp.+ ...........           114          4,218
Phoenix Technologies Ltd.+ .............         1,296         20,655
Photronics, Inc.+ ......................           202          4,406
Pioneer-Standard Electronics, Inc. .....           719          9,751
Pixelworks, Inc.+ ......................            59          2,814
PLX Technology, Inc.+ ..................            91          2,446
PMC-Sierra, Inc.+ ......................           200         43,050
Power Integrations, Inc.+ ..............           218          3,038
PRI Automation, Inc.+ ..................           124          2,263
Quicklogic Corp.+ ......................            98          1,617
Robotic Vision Systems, Inc.+ ..........           250          1,492
Rogers Corp.+ ..........................            79          2,498
Rudolph Technologies, Inc.+ ............           244          8,159
Sawtek, Inc.+ ..........................         1,600         61,625
SBS Technologies, Inc.+ ................           102          2,372
Sensormatic Electronics Corp.+ .........           423          6,345
Silicon Image, Inc.+ ...................           186          4,615
Silicon Valley Group, Inc.+ ............           266          6,999
SIPEX Corp.+ ...........................           158          6,646
SonoSite, Inc.+ ........................         1,103         20,612
Spectra-Physics Lasers, Inc.+ ..........            16            857
Standard Microsystems Corp.+ ...........            45            982
Stoneridge, Inc.+ ......................           100            963
Superconductor Technologies, Inc.+ .....            87          1,571
Supertex, Inc.+ ........................            63          3,174
TelCom Semiconductor, Inc.+ ............           144          2,142
Therma-Wave, Inc.+ .....................           254          7,302
Three-Five Systems, Inc.+ ..............         1,132         33,111
Trimble Navigation Ltd.+ ...............           182          4,072
Ultratech Stepper, Inc.+ ...............            91          1,462
Varian Semiconductor Equipment
  Associates, Inc.+ ....................           194          7,263
Varian, Inc.+ ..........................           233         10,034
Veeco Instruments, Inc.+ ...............           159         16,896
Viasystems Group, Inc.+ ................           259          4,403
White Electronic Designs Corp. .........           100          1,200
Woodhead Industries, Inc. ..............            41            853
Woodward Governor Co. ..................            44          1,961
X-Rite, Inc. ...........................           100            875
Zoran Corp.+ ...........................            79          3,851
Zygo Corp.+ ............................            90          7,830

INTERNET CONTENT -- 2.5%
24/7 Media, Inc.+ ......................           137          1,383
About.com, Inc.+ .......................            79          2,558
Alloy Online, Inc.+ ....................         1,000          8,500
Amazon.com, Inc.+ ......................         1,700         65,344

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178

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT (CONTINUED)
Aperian, Inc.+ .........................            60   $        383
Ask Jeeves, Inc.+ ......................           130          2,494
barnesandnoble.com, Inc.+ ..............           224          1,099
Calico Commerce, Inc.+ .................           135            827
click2learn.com, Inc.+ .................            86          1,263
Digital Courier Technologies, Inc.+ ....           152            276
Digital Insight Corp.+ .................           112          4,018
Drugstore.com, Inc.+ ...................           172            581
e-MedSoft.com+ .........................           184            483
eMerge Interactive, Inc., Class A+ .....           800         12,700
eToys, Inc.+ ...........................           471          2,517
Frontline Capital Group+ ...............           141          2,318
FVC.COM, Inc.+ .........................         1,300          6,500
GlobalNet Financial.com, Inc.+ .........           116            732
Go2Net, Inc.+ ..........................           171          9,279
GoTo.com, Inc.+ ........................           181          2,986
GTECH Holdings Corp.+ ..................           200          3,312
High Speed Access Corp.+ ...............           255            924
Hollywood.com, Inc.+ ...................           100            603
HotJobs.com, Ltd.+ .....................           100          1,706
iBEAM Broadcasting Corp.+ ..............            95            647
iGo Corp.+ .............................         1,500          4,125
Internet Pictures Corp.+ ...............           349          1,898
Internet.com Corp.+ ....................            56          1,732
iVillage, Inc.+ ........................           184            713
Juno Online Services, Inc.+ ............           143            572
Jupiter Media Metrix, Inc.+ ............           735         11,717
Lante Corp.+ ...........................           100            500
Lifeminders, Inc.+ .....................            85          1,950
Looksmart Ltd.+ ........................           310          3,468
Mail.com, Inc.+ ........................           218          1,138
Mediaplex, Inc.+ .......................            93            384
Medicalogic/Medscape, Inc.+ ............           100            356
MP3.com, Inc.+ .........................           109            429
Multex.com, Inc.+ ......................         1,017         17,416
Mypoints.com, Inc.+ ....................           131            721
NBC Internet, Inc., Class A+ ...........           254          1,667
Neoforma.com, Inc.+ ....................           149            554
Net.Bank, Inc.+ ........................           217          2,563
Net2Phone, Inc.+ .......................            92          2,070
Netcentives, Inc.+ .....................           190          1,455
Netcreations, Inc.+ ....................            33            353
Netobjects, Inc.+ ......................           106            331
Network Commerce, Inc.+ ................           214          1,197
NetZero, Inc.+ .........................           200            425
On2.com, Inc.+ .........................           177            441
Onvia.com, Inc.+ .......................            89            395
PC-Tel, Inc.+ ..........................            58          1,348
Prodigy Communications Corp., Class
  A+ ...................................            98            502
Purchasepro.com, Inc.+ .................            62          5,448
Quokka Sports, Inc.+ ...................           100            397

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET CONTENT (CONTINUED)
Ramp Networks, Inc.+ ...................           126   $        445
Rare Medium Group, Inc.+ ...............           218          1,621
Register.com, Inc.+ ....................            23            219
S1 Corp.+ ..............................         2,800         33,425
Sciquest.com, Inc.+ ....................           142            981
Smartserv Online, Inc.+ ................            30          1,073
SportsLine.com, Inc.+ ..................           141          1,948
Stamps.com, Inc.+ ......................         8,139         31,284
StarMedia Network, Inc.+ ...............           309          2,317
Student Advantage, Inc.+ ...............         4,700         34,662
Switchboard, Inc.+ .....................            65            423
Travelocity.com, Inc.+ .................           133          1,887
Trizetto Group, Inc.+ ..................           121          1,875
U.S. Interactive, Inc. .................           143            362
Ventro Corp.+ ..........................           176          1,936
VeriSign, Inc.+ ........................           800        162,050
VIA NET.WORKS, Inc.+ ...................            80            770
Viador, Inc.+ ..........................            90            788
Viant Corp.+ ...........................           213          1,251
Yahoo!, Inc.+ ..........................           300         27,300

INTERNET SOFTWARE -- 3.3%
Accrue Software, Inc.+ .................           113          1,349
Agency.com Ltd.+ .......................           264          3,943
Allaire Corp.+ .........................           139          1,181
AppliedTheory Corp.+ ...................            73            447
AremisSoft Corp.+ ......................            82          3,075
Ariba, Inc.+ ...........................         1,200        171,919
Art Technology Group, Inc.+ ............         1,000         94,750
Be Free, Inc.+ .........................           187            795
Bluestone Software, Inc.+ ..............            52            904
Brokat AG ADR+ .........................            15            530
Caldera Systems, Inc.+ .................            55            225
Centillium Communications, Inc.+ .......            28          2,688
Chordiant Software, Inc.+ ..............            56            434
Cyber-Care, Inc.+ ......................           247          1,571
CyberSource Corp.+ .....................           836          9,457
Data Return Corp.+ .....................            50          1,012
Digital Impact, Inc.+ ..................            72            475
Digital Islands, Inc.+ .................           414          7,762
Digital River, Inc.+ ...................           165          1,062
DSL.net, Inc.+ .........................           313            959
eCollege.com, Inc.+ ....................         1,400         11,200
eGain Communications Corp.+ ............           157          1,477
eSpeed, Inc., Class A+ .................            77          2,190
Extensity, Inc.+ .......................            36            756
F5 Networks, Inc.+ .....................            95          3,230
FirePond, Inc.+ ........................            44            638
Globix Corp.+ ..........................           101          2,355
GRIC Communications, Inc.+ .............            46            334
Ibasis, Inc.+ ..........................            80          1,270

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180

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INTERNET SOFTWARE (CONTINUED)
Information Architects Corp.+ ..........           178   $        590
Inktomi Corp.+ .........................           200         22,800
Interact Commerce Corp.+ ...............            66            722
Interliant, Inc.+ ......................           337          2,696
InterWorld Corp.+ ......................           124            473
Interwoven, Inc.+ ......................           225         25,439
IntraNet Solutions, Inc.+ ..............           111          5,550
Intraware, Inc.+ .......................           108            807
ITXC Corp.+ ............................            88          1,287
Keynote Systems, Inc.+ .................           114          3,049
Lionbridge Technologies, Inc.+ .........         1,300         11,131
Macromedia, Inc.+ ......................           900         72,731
Matrixone, Inc.+ .......................            43          1,720
National Information Consortium,
  Inc.+ ................................            73            290
Net Perceptions, Inc.+ .................           100            472
Netopia, Inc.+ .........................           623          6,853
Open Market, Inc.+ .....................           256          1,608
Persistence Software, Inc.+ ............           100          1,094
Primus Knowledge Solutions, Inc.+ ......           584          8,650
Proxicom, Inc.+ ........................           300          5,850
RAVISENT Technologies, Inc.+ ...........           100            281
RealNetworks, Inc.+ ....................         1,400         55,650
Retek, Inc.+ ...........................            27          1,431
Rhythms NetConnections, Inc.+ ..........           435          3,208
Selectica, Inc.+ .......................            22            877
Sequoia Software Corp.+ ................            48            311
SoftNet Systems, Inc.+ .................           215          1,283
Tumbleweed Communications Corp.+ .......            63          3,213
Vignette Corp.+ ........................           500         14,937
WatchGuard Technologies, Inc.+ .........         1,478         88,680
WebMD Corp.+ ...........................             1              8
WorldGate Communications, Inc.+ ........           100          2,100
ZixIt Corp.+ ...........................           125          3,812

TELECOMMUNICATIONS -- 5.0%
Adelphia Business Solutions, Inc.+ .....           128          1,512
Advanced Radio Telecom Corp.+ ..........           200          1,700
AirGate PCS, Inc.+ .....................            77          3,455
Airnet Communications Corp.+ ...........            51          1,138
Alamosa PCS Holdings, Inc.+ ............            94          1,522
Alaska Communications Systems Holdings,
  Inc.+ ................................           100            638
Allen Telecom, Inc.+ ...................           146          2,473
Allied Riser Communcations Corp.+ ......           397          2,630
Amdocs Ltd.+ ...........................         1,700        106,037
American Telesource International,
  Inc.+ ................................           319            738
Anaren Microwave, Inc.+ ................            65          8,816
Arch Wireless, Inc.+ ...................           349          1,745
Arguss Communications, Inc.+ ...........           100          2,044
Avanex Corp.+ ..........................           800         86,150
Avocent Corp.+@ ........................           291         16,041
Aware, Inc.+ ...........................           100          3,850

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Boston Communications Group, Inc.+ .....           900   $     17,325
C-COR.net Corp.+ .......................           227          3,476
CapRock Communications Corp.+ ..........           244          1,243
Carrier Access Corp.+ ..................            45            892
Celeritek, Inc.+ .......................            69          2,600
Choice One Communications, Inc.+ .......            40            488
CIENA Corp.+ ...........................         1,600        196,500
Cobalt Networks, Inc.+ .................           169          9,781
Com21, Inc.+ ...........................           176          2,376
Comtech Telecommunications Corp.+ ......         1,100         16,225
Convergent Communications, Inc.+ .......           100            319
CT Communications, Inc. ................           100          2,031
CTC Communications Group, Inc.+ ........           106          2,146
Deltathree.com, Inc., Class A+ .........            88            319
e.spire Communications, Inc.+ ..........           419          1,231
eGlobe, Inc.+ ..........................           258            314
Electric Lightwave, Inc., Class A+ .....           100            850
General Communication, Inc., Class
  A+ ...................................           248          1,775
GoAmerica, Inc.+ .......................            88            778
Golden Telecom, Inc.+ ..................            45            782
Hypercom Corp.+ ........................           100          1,038
ICG Communications, Inc.+ ..............           275            120
IDT Corp.+ .............................           172          6,686
Illuminet Holdings, Inc.+ ..............           115          3,191
IMPSAT Fiber Networks, Inc.+ ...........            57            627
Inter-Tel, Inc. ........................           180          2,047
InterDigital Communications Corp.+ .....           333          4,662
ITC DeltaCom, Inc.+ ....................           387          4,450
JDS Uniphase Corp.+ ....................           500         47,344
Latitude Communications, Inc.+ .........           142          1,101
LCC International, Inc., Class A+ ......            84          1,218
Leap Wireless International, Inc.+ .....           160         10,010
Lexent, Inc.+ ..........................           500         14,875
Lightbridge, Inc.+ .....................         1,090         12,671
MCK Communications, Inc.+ ..............            71          1,606
Metricom, Inc.+ ........................           123          3,167
Motient Corp.+ .........................           268          3,785
Mpower Communications Corp.+ ...........         1,488         12,973
MRV Communications, Inc.+@ .............           307         13,911
Net2000 Communication, Inc.+ ...........           100            638
Network Plus Corp.+ ....................           155          1,337
North Pittsburgh Systems, Inc. .........           100          1,363
Nucentrix Broadband Networks, Inc.+ ....            32            820
Pac-West Telecomm, Inc.+ ...............            91            830
Plantronics, Inc.+ .....................         6,239        237,082
Price Communications Corp.+ ............           285          5,575
Primus Telecommunications Group,
  Inc.+ ................................           204          1,938
Rural Celluar Corp., Class A+ ..........            57          3,883
Savvis Communications Corp.+ ...........            69            621
SBA Communcations Corp.+ ...............           201          8,429
Somera Communications, Inc.+ ...........           143          1,359

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
Sonus Networks, Inc.+ ..................           600   $     75,825
Spectralink Corp.+ .....................           104            982
Stanford Microdevices, Inc.+ ...........            13            696
Symmetricom, Inc.+ .....................           187          2,922
TALK.com, Inc.+ ........................         3,746         16,506
Telaxis Communications Corp.+ ..........            39            238
Teligent, Inc., Class A+ ...............           164          2,132
Telxon Corp. ...........................           115          2,013
Tut Systems, Inc.+ .....................            94          8,113
U.S. Wireleless Corp.+ .................           125          1,984
Viasat, Inc.+ ..........................            75          1,678
Viatel, Inc.+ ..........................           296          3,034
Vyyo, Inc.+ ............................            59          1,770
Westell Technologies, Inc., Class A+ ...           227          2,923
World Access, Inc.+ ....................           409          2,211
Z-Tel Technologies, Inc.+ ..............            72            522
                                                         ------------
                                                            6,568,668
                                                         ------------

MATERIALS -- 2.9%
CHEMICALS -- 1.1%
A. Schulman, Inc. ......................           200          2,200
Airgas, Inc.+ ..........................           352          2,398
Albemarle Corp. ........................           128          2,584
AMCOL International Corp. ..............           240          1,170
Arch Chemicals, Inc. ...................           113          2,062
Bush Boake Allen, Inc.+ ................            17            813
Cabot Microelectronics Corp.+ ..........            28          1,344
Cambrex Corp. ..........................           174          6,438
ChemFirst, Inc. ........................           159          3,309
Crompton Corp. .........................           743          5,851
Cytec Industries, Inc.+ ................           290          9,697
Ethyl Corp. ............................           600            863
Ferro Corp. ............................           200          3,812
Georgia Gulf Corp. .....................           204          2,333
Great Lakes Chemical Corp. .............           345         10,113
H.B. Fuller Co. ........................            76          2,185
International Specialty Products,
  Inc.+ ................................           100            538
Lilly Industries, Inc., Class A ........           153          4,513
Lubrizol Corp. .........................           379          7,462
MacDermid, Inc. ........................            76          1,596
Millennium Chemicals, Inc. .............           465          6,888
NL Industries, Inc. ....................           200          4,237
Olin Corp. .............................           247          3,998
OM Group, Inc. .........................         2,334        101,821
Omnova Solutions, Inc. .................           200          1,113
PolyOne Corp. ..........................           500          3,656
RPM, Inc. ..............................           642          5,818
Scotts Co., Class A+ ...................           135          4,522
Solutia, Inc. ..........................           707          8,042
Spartech Corp. .........................            88          1,370

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
Symyx Technologies, Inc.+ ..............           118   $      5,118
UniRoyal Technology Corp.+ .............           121          1,815
Valspar Corp. ..........................           220          5,058
W.R. Grace & Co.+ ......................           517          3,554
Wellman, Inc. ..........................           192          2,772

FOREST PRODUCTS -- 0.3%
Buckeye Technologies, Inc.+ ............           129          2,677
Caraustar Industries, Inc. .............           200          2,213
Chesapeake Corp. .......................           105          2,021
Deltic Timber Corp. ....................           100          1,694
EarthShell Corp.+ ......................           300            375
Gaylord Container Corp., Class A+ ......           351            592
Glatfelter (P.H.) Co. ..................           200          2,425
Greif Brothers Corp., Class A ..........            82          2,726
Ivex Packaging Corp.+ ..................            76            746
Longview Fibre Co. .....................           300          3,600
Louisiana-Pacific Corp. ................           822          7,552
Packaging Corp. of America+ ............           295          3,263
Pactiv Corp.+ ..........................         1,121         12,541
Pope & Talbot, Inc. ....................            50            716
Potlatch Corp. .........................           159          5,028
Rayonier, Inc. .........................           163          5,858
Rock-Tenn Co., Class A .................           100            994
Schweitzer-Mauduit International,
  Inc. .................................           169          2,260
Universal Forest Products, Inc. ........           100          1,142
Wausau-Mosinee Paper Corp. .............           338          2,620

METALS & MINERALS -- 1.5%
AK Steel Holding Corp. .................           528          4,950
Armstrong Holdings, Inc. ...............           289          3,450
Ball Corp. .............................           230          7,288
Barnes Group, Inc. .....................           100          1,838
Battle Mountain Gold Co.+ ..............         1,044          1,827
Bethlehem Steel Corp.+ .................           800          2,400
Brush Engineered Materials, Inc. .......           100          2,163
Carpenter Technology Corp. .............            96          2,796
Centex Construction Products, Inc. .....            18            447
Century Aluminum Co. ...................           100          1,250
Cleveland-Cliffs, Inc. .................           100          2,288
Commercial Metals Co. ..................           100          2,550
Elcor Corp. ............................         1,155         16,747
Florida Rock Industries, Inc. ..........           100          3,944
Freeport-McMoRan Copper & Gold, Inc.,
  Class B+ .............................           845          7,447
General Cable Corp. ....................           200          1,513
Griffon Corp.+ .........................           300          2,269
Hexcel Corp.+ ..........................           200          2,675
Kennametal, Inc. .......................           156          4,017
Lennox International, Inc. .............           281          2,634
Lone Star Technologies, Inc.+ ..........           148          6,830
LTV Corp. ..............................           600            788
Maverick Tube Corp.+ ...................         2,846         76,664

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184

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
MATERIALS (CONTINUED)
METALS & MINERALS (CONTINUED)
Metals USA, Inc. .......................           300   $        881
Minerals Technologies, Inc. ............           112          5,152
Mueller Industries, Inc.+ ..............           210          4,712
Myers Industries, Inc. .................           184          2,334
National Steel Corp., Class B ..........           123            369
Nortek, Inc.+ ..........................            37            648
NS Group, Inc.+ ........................            71          1,410
Owens Corning Co. ......................           267            701
Penn Engineering & Manufacturing
  Corp. ................................            12            377
Quanex Corp. ...........................           100          1,906
Reliance Steel & Aluminum Co. ..........           150          3,159
RTI International Metals, Inc.+ ........            71          1,025
Ryerson Tull, Inc. .....................           129          1,217
Shaw Group, Inc.+ ......................           114          8,037
Simpson Manufacturing Co., Inc.+ .......            34          1,519
Southern Peru Copper Corp. .............           154          2,387
Steel Dynamics, Inc.+ ..................           311          2,857
Stillwater Mining Co.+ .................         2,877         77,880
Texas Industries, Inc. .................           110          3,506
Timken Co. .............................           300          4,106
Trex Co., Inc.+ ........................            50          1,516
U.S. Can Corp.+ ........................           100          1,981
Valmont Industries, Inc. ...............           147          2,922
Wolverine Tube, Inc.+ ..................            32            476
Worthington Industries, Inc. ...........           490          4,594
York International Corp. ...............           291          7,239
                                                         ------------
                                                              593,792
                                                         ------------

REAL ESTATE -- 1.9%
REAL ESTATE COMPANIES -- 0.2%
Catellus Development Corp.+@ ...........         1,290         22,575
CB Richard Ellis Services, Inc.+ .......           100          1,225
Forest City Enterprises, Inc., Class
  A ....................................           100          3,600
Jones Lang Lasalle, Inc.+ ..............           200          2,600
LNR Property Corp. .....................           128          2,832
Trammell Crow Co.+ .....................           200          3,000

REAL ESTATE INVESTMENT TRUSTS -- 1.7%
Alexander's, Inc.+ .....................             9            736
Alexandria Real Estate Equities,
  Inc. .................................           100          3,431
American Industrial Properties REIT ....            40            570
Amli Residential Properties Trust ......           100          2,400
Arden Realty, Inc.@ ....................           423         11,342
Bedford Property Investors, Inc. .......           100          2,031
Boykin Lodging Co. .....................           200          2,075
Brandywine Realty Trust ................           200          4,050
BRE Properties, Inc., Class A ..........           351         11,232
Burnham Pacific Properties, Inc. .......           108            655
Cabot Industrial Trust .................           251          5,004
Camden Property Trust ..................           213          6,603
Capital Automotive REIT ................           241          3,133

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

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT
  TRUSTS (CONTINUED)
Capstead Mortgage Corp. ................           164   $      1,476
CBL & Associates Properties, Inc. ......           113          2,832
CenterPoint Properties Corp. ...........           104          4,790
Charles E. Smith Residential Realty,
  Inc. .................................           106          4,810
Chateau Communities, Inc. ..............           100          2,681
Chelsea GCA Realty, Inc. ...............           100          3,512
Colonial Properties Trust ..............           116          2,980
Commercial Net Lease Realty ............           345          3,579
Cornerstone Realty Income Trust ........           200          2,125
Cousins Properties, Inc. ...............           203          8,742
Developers Diversified Realty Corp. ....           398          5,124
EastGroup Properties, Inc. .............            47          1,046
Entertainment Properties Trust .........           200          2,125
Equity Inns, Inc. ......................           460          3,048
Essex Property Trust, Inc. .............           151          8,362
Federal Realty Investment Trust ........           200          3,825
FelCor Lodging Trust, Inc. .............           297          6,868
First Industrial Realty Trust ..........           310          9,532
Franchise Finance Corp. of America .....           396          8,910
Gables Residential Trust ...............           111          3,018
Glenborough Realty Trust, Inc. .........           196          3,528
Glimcher Realty Trust ..................           200          2,988
Great Lakes REIT, Inc. .................           200          3,475
Health Care Property Investors, Inc. ...           304          9,006
Health Care REIT, Inc. .................           153          2,716
Healthcare Realty Trust, Inc. ..........           943         19,921
Highwoods Properties, Inc. .............           348          8,221
Home Properties of New York, Inc. ......           100          2,988
Hospitality Properties Trust ...........           280          6,545
HRPT Properties Trust ..................           790          5,530
Innkeepers USA Trust ...................           400          4,100
IRT Property Co. .......................           200          1,750
JDN Realty Corp. .......................           200          2,263
JP Realty, Inc. ........................            17            307
Kilroy Realty Corp. ....................           125          3,336
Koger Equity, Inc. .....................           200          3,400
LaSalle Hotel Properties ...............           100          1,513
Lexington Corp. Properties Trust .......           100          1,125
Macerich Co. ...........................           173          3,676
Manufactured Home Communities, Inc. ....           127          3,175
Meditrust Corp. ........................           681          2,000
Meristar Hospitality Corp. .............           189          3,827
Mid-America Apartment Communities,
  Inc. .................................            62          1,484
Mills Corp. ............................           133          2,519
National Golf Properties, Inc. .........           140          2,888
National Health Investors, Inc. ........           149          1,006
Nationwide Health Properties, Inc. .....           216          3,442
New Plan Excel Realty Trust ............           551          7,542
Pacific Gulf Properties, Inc. ..........           115          3,076
Parkway Properties, Inc. ...............           100          3,050
Pennsylvania Real Estate Investment
  Trust ................................           162          2,825

----------------
186

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
REAL ESTATE (CONTINUED)
REAL ESTATE INVESTMENT
  TRUSTS (CONTINUED)
Prentiss Properties Trust ..............           300   $      7,837
Prime Group Realty Trust ...............            36            567
Prison Realty Trust, Inc.+ .............           581            690
PS Business Parks, Inc. ................           100          2,725
Realty Income Corp. ....................           200          4,662
Reckson Associates Realty Corp. ........           429         10,939
Regency Realty Corp. ...................           232          5,321
RFS Hotel Investors, Inc. ..............           200          2,525
Shurgard Storage Centers, Inc., Class
  A ....................................           137          3,091
SL Green Realty Corp. ..................           142          3,985
Sovran Self Storage, Inc. ..............           157          3,218
Storage USA, Inc. ......................           200          6,100
Summit Properties, Inc. ................           236          5,679
Sun Communities, Inc. ..................           100          3,163
Tanger Factory Outlet Centers, Inc. ....            89          1,958
Taubman Centers, Inc. ..................           300          3,469
Town & Country Trust ...................            31            558
United Dominion Realty Trust, Inc. .....           602          6,547
Urban Shopping Centers, Inc. ...........           100          4,750
Ventas, Inc. ...........................           300          1,500
Washington Real Estate Investment
  Trust ................................           300          6,019
Weingarten Realty Investors, Inc. ......           145          5,909
Western Properties Trust ...............           106          1,305
Westfield America, Inc. ................           200          2,750
                                                         ------------
                                                              396,968
                                                         ------------

UTILITIES -- 3.4%
ELECTRIC UTILITIES -- 1.3%
Advanced Lighting Technologies,
  Inc.+ ................................            69            854
Avista Corp. ...........................           353          7,942
Black Hills Corp. ......................           100          2,806
Calpine Corp.+ .........................         1,300        135,687
CH Energy Group, Inc. ..................           115          4,586
Cleco Corp. ............................           152          7,106
Conectiv, Inc. .........................           587         10,493
El Paso Electric Co.+ ..................           300          4,131
Empire District Electric Co. ...........           182          4,778
Hawaiian Electric Industries, Inc. .....           222          7,742
IDACORP, Inc. ..........................           210          9,712
Independent Energy Holdings PLC ADR+ ...         1,700         12,856
Integrated Electrical Services,
  Inc.+ ................................           212          1,458
Kansas City Power & Light Co. ..........           347          9,261
Madison Gas & Electric Co. .............           186          4,232
OGE Energy Corp. .......................           490         10,443
Public Service Co. of New Mexico .......           225          5,822
Research Frontiers, Inc.+ ..............            50            959
RGS Energy Group, Inc. .................           194          5,468
Sierra Pacific Resources Co. ...........           541          9,738
Uil Holding Corp. ......................           100          5,144
UniSource Energy Corp. Holdings Co. ....           200          3,275

                                                                ----------------

COMMON STOCK (CONTINUED)
                                             SHARES          VALUE
----------------------------------------------------------------------
UTILITIES (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Universal Display Corp.+ ...............            96   $      2,118
Western Resources, Inc. ................           511         11,050
WPS Resources Corp. ....................           165          5,404

GAS & PIPELINE UTILITIES -- 2.0%
AGL Resources, Inc. ....................           311          6,239
Atmos Energy Corp. .....................           200          4,125
Azurix Corp.+ ..........................           210            748
Cadiz, Inc.+ ...........................           200          2,000
California Water Service Group .........           100          2,675
CTG Resources, Inc. ....................            89          3,649
Dynegy, Inc., Class A ..................         1,400         79,800
E'Town Corp. ...........................           100          6,687
El Paso Energy Corp. ...................         1,700        104,762
Energen Corp. ..........................           200          5,950
Laclede Gas Co. ........................           200          4,325
Louis Dreyfus Natural Gas Corp.+ .......         2,272         90,028
MDU Resources Group, Inc. ..............           445         13,239
Midcoast Energy Resources, Inc. ........            20            411
New Jersey Resources Corp. .............           100          4,063
Northwest Natural Gas Co. ..............           200          4,550
NorthWestern Corp. .....................           100          1,950
NUI Corp. ..............................            40          1,208
ONEOK, Inc. ............................           200          7,950
Peoples Energy Corp. ...................           283          9,445
Philadelphia Suburban Corp. ............           200          4,637
Piedmont Natural Gas Co. ...............           206          6,309
SEMCO Energy, Inc. .....................           200          3,075
SJW Corp. ..............................             3            356
South Jersey Industries, Inc. ..........            28            817
Southern Union Co.+ ....................           237          4,696
Southwest Gas Corp. ....................           160          3,350
Southwestern Energy Co. ................           200          1,750
TransMontaigne, Inc.+ ..................         1,600          7,900
UGI Corp. ..............................           207          5,020
Vectren Corp. ..........................           407          8,267
Washington Gas Light Co. ...............           368          9,890
Western Gas Resources, Inc. ............           120          3,008

TELEPHONE -- 0.1%
CFW Communications Co. .................            65          1,755
Commonwealth Telephone Enterprises,
  Inc.+ ................................            54          1,991
Hickory Tech Corp. .....................            42            935
Intermedia Communications, Inc.+ .......           323          9,528
U.S. LEC Corp., Class A+ ...............            83            711
                                                         ------------
                                                              710,864
                                                         ------------
TOTAL COMMON STOCK (cost $18,432,104)...                   19,730,537
                                                         ------------

----------------
188

PREFERRED STOCK -- 0.0%
                                             SHARES          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.0%
HOUSING -- 0.0%
O'Sullivan Industries Holdings, Inc.
  12.00% ...............................           183   $         94
REAL ESTATE -- 0.0%
REAL ESTATE INVESTMENT TRUSTS -- 0.0%
Prison Realty Trust, Inc. 12.00% .......            29            552
                                                         ------------
TOTAL PREFERRED STOCK (cost $797).......                          646
                                                         ------------

OPTIONS -- 0.0%+
                                            CONTRACTS
----------------------------------------------------------------------
PUT OPTIONS -- 0.0%
Network Appliance, Inc. (cost $8,623)...            13          7,950
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $18,441,524)..........................                   19,739,133
                                                         ------------

SHORT-TERM SECURITIES -- 0.3%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.3%
United States Treasury Bills 5.93% due
  10/19/00@ ............................  $     40,000         39,882
United States Treasury Bills 5.96% due
  10/19/00@ ............................        10,000          9,970
                                                         ------------
TOTAL SHORT-TERM SECURITIES (cost
  $49,852)..............................                       49,852
                                                         ------------

REPURCHASE AGREEMENTS -- 4.5%
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.5%
Agreement with State Street Bank & Trust
  Co., bearing interest at 5.25%, dated
  9/29/00, to be repurchased 10/02/00 in
  the amount of $267,117, and
  collateralized by $270,000 of U.S.
  Treasury Notes, bearing interest at
  5.88%, due 10/31/01, and having an
  approximate value of $275,455.........       267,000        267,000
Agreement with State Street Bank & Trust
  Co., bearing interest at 5.25%, dated
  9/29/00, to be repurchased 10/02/00 in
  the amount of $259,113, and
  collateralized by $265,000 of U.S.
  Treasury Notes, bearing interest at
  5.50%, due 08/31/01, and having an
  approximate value of $264,304.........       259,000        259,000
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account
  (Note 3)..............................       409,000        409,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
  $935,000).............................                      935,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $19,426,376)                            100.3%         20,723,985
Liabilities in excess of other assets --         (0.3)            (61,489)
                                               ------        ------------
NET ASSETS --                                   100.0%       $ 20,662,496
                                               ======        ============

-------------
ADR -- American Depository Receipt
+   Non-income producing securities
#  Fair valued security; see Note 2
(1) Security represents an investment in an affiliated company; see Note 7
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------
                                                                                     VALUE AS OF
      NUMBER OF                                                        VALUE AT     SEPTEMBER 30,      UNREALIZED
      CONTRACTS         DESCRIPTION                 EXPIRATION DATE   TRADE DATE         2000         DEPRECIATION
------------------------------------------------------------------------------------------------------------------
       4 Long           Standard & Poors 500 Index   December 2000     $301,844        $290,750        $  (11,094)
                                                                                                       ==========

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
INTERNATIONAL
EQUITY PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 92.5%
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
AUSTRALIA -- 2.7%
Amcor Ltd. (Finance) .......................................           646   $     1,785
AMP Ltd. (Finance) .........................................           854         7,587
Australia & New Zealand Banking Group Ltd. (Finance) .......            80           576
Australian Gas Light Co., Ltd. (Utilities) .................           355         1,967
Brambles Industries Ltd. (Industrial & Commercial) .........           188         4,915
Broken Hill Proprietary Co., Ltd. (Materials) ..............         3,996        41,457
Coca-Cola Amatil Ltd. (Consumer Staples) ...................         1,053         2,139
Coles Myer Ltd. (Consumer Discretionary) ...................         1,045         4,044
Commonwealth Bank of Australia (Finance) ...................           672        10,048
CSR Ltd. (Materials) .......................................         1,274         2,800
Foster's Brewing Group Ltd. (Consumer Staples)+ ............         1,278         2,977
General Property Trust (Real Estate) .......................         1,845         2,579
Lend Lease Corp., Ltd. (Finance) ...........................           466         5,251
National Australia Bank Ltd. (Finance) .....................         1,019        14,081
News Corp., Ltd. (Information & Entertainment) .............         4,150        58,455
Novogen Ltd. (Healthcare)+ .................................       105,000       204,781
Pacific Dunlop Ltd. (Consumer Discretionary) ...............         1,412         1,173
Paperlink (Information Technology) .........................           215           403
Rio Tintro, Ltd. (Materials) ...............................           319         4,277
TABCORP Holdings Ltd. (Information & Entertainment) ........         5,249        27,015
Telstra Corp., Ltd. (Information Technology) ...............        12,321        40,316
Westpac Banking Corp., Ltd. (Finance) ......................         1,568        10,831
WMC, Ltd. (Materials) ......................................         1,073         4,431
Woolworths Ltd. (Consumer Discretionary) ...................         8,222        30,040
                                                                             -----------
                                                                                 483,928
                                                                             -----------

AUSTRIA -- 0.0%
Bank Austria AG (Finance) ..................................            90         4,895
Generali Holding Vienna AG (Finance) .......................            10         1,595
Oesterreichische ElektrizitIrtschafts AG, Class A
 (Utilities) ...............................................            20         1,861
                                                                             -----------
                                                                                   8,351
                                                                             -----------

BELGIUM -- 0.3%
Delhaize "Le-Lion" SA (Consumer Discretionary) .............            43         2,029
Electrabel SA (Utilities) ..................................            38         7,989
Fortis (B) (Finance) .......................................           498        15,338
Groupe Bruxelles Lambert SA (Industrial & Commercial) ......            16         3,890
Kredietbank NV (Finance) ...................................           208         8,731
Petrofina SA (Energy) ......................................             1           655
Solvay SA (Materials) ......................................            67         3,982
Suez Lyonn Eaux (Industrial & Commercial) ..................            57         8,770
Suez Lyonnaise des Eaux SA (Industrial & Commercial) .......            57             1
Total Fina ELF SA (Energy) .................................            72             1

----------------
190

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
BELGIUM (CONTINUED)
UCB SA (Healthcare) ........................................           110   $     3,829
                                                                             -----------
                                                                                  55,215
                                                                             -----------

BERMUDA -- 0.1%
Li & Fung (Industrial & Commercial)+ .......................         8,000        16,879
                                                                             -----------

CANADA -- 3.6%
Ballard Power Systems, Inc. (Energy)+ ......................         3,300       361,351
Burntsand, Inc. (Information Technology)+ ..................        22,000        88,304
Name, Inc (Information Technology)+ ........................        72,000        38,692
Seagram Co., Ltd. (Information & Entertainment) ............           600        34,462
Turbo Genset, Inc., Class A (Industrial & Commercial)+ .....         4,000       129,057
                                                                             -----------
                                                                                 651,866
                                                                             -----------

DENMARK -- 0.3%
D/S 1912 (Industrial & Commercial) .........................             1        10,775
D/S Svendborg (Industrial & Commercial) ....................             1        14,457
Danisco A/S (Consumer Staples) .............................            48         1,733
Novo Nordisk A/S, Class B (Healthcare) .....................            54        11,988
Tele Danmark A/S (Utilities) ...............................           152         8,369
                                                                             -----------
                                                                                  47,322
                                                                             -----------

FINLAND -- 1.7%
Nokia Ab Oyj (Information Technology) ......................         6,652       269,950
Sampo Insurance Co., Ltd., Class A (Finance) ...............           100         4,896
Sonera Oyj (Utilities) .....................................           800        20,361
Tietoenator Oyj (Information Technology) ...................           100         2,828
UPM-Kymmene Oyj (Materials) ................................           300         7,681
                                                                             -----------
                                                                                 305,716
                                                                             -----------

FRANCE -- 11.4%
Accor SA (Information & Entertainment) .....................           150         5,576
Alcatel (Information Technology) ...........................         5,955       381,548
Alstom (Industrial & Commercial) ...........................         1,127        26,045
AXA SA de CV (Finance) .....................................           726        94,957
Banque Nationale de Paris (Finance) ........................           305        26,928
Banque Nationale de Paris (Finance) ........................            65           333
Bouygues SA (Industrial & Commercial) ......................           260        13,120
Canal Plus (Information & Entertainment) ...................           100        14,997
Cap Gemini SA (Industrial & Commercial) ....................           918       172,803
Carrefour SA (Consumer Discretionary) ......................           970        71,751
Compagnie de Saint-Gobain (Finance) ........................            69         8,689
Danone (Consumer Staples) ..................................           108        14,851
Establissements Economiques du Casino Guichard-Perrachon SA
 (Real Estate)  ............................................            56         5,290
France Telecom SA (Information Technology) .................         1,118       119,947
Guillemot Corp. (Information Technology)+ ..................         3,600       171,801
Havas Advertising (Information & Entertainment) ............           709        11,216
L'Air Liquide SA (Industrial & Commercial) .................           381        44,749
L'Oreal SA (Consumer Staples) ..............................           470        36,531

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Lafarge SA (Materials) .....................................           627   $    43,221
LVMH (Consumer Staples)+ ...................................           645        48,765
Michelin, Class B (Consumer Discretionary) .................           124         3,452
Pernod-Ricard SA (Consumer Staples) ........................            51         2,569
Peugeot SA (Consumer Discretionary) ........................            41         7,294
Pinault-Printemps-Redoute SA (Consumer Discretionary) ......            85        14,986
Renault SA (Consumer Discretionary) ........................           562        24,138
Rhone-Poulenc SA (Materials) ...............................         1,099        82,555
Sanofi-Synthelabo SA (Healthcare) ..........................           324        17,438
Schneider Electric SA (Industrial & Commercial) ............           112         7,067
Societe Generale, Class A (Finance) ........................           300        16,796
Sodexho Alliance SA (Information & Entertainment) ..........            24         3,820
STMicroelectronics (Information Technology) ................           367        18,017
Suez Lyonnaise des Eaux SA (Industrial & Commercial) .......           105        16,304
Thomson CSF (Industrial & Commercial) ......................           143         6,033
Total Fina (Energy) ........................................            72        10,690
Total Fina SA, Class B (Energy)@ ...........................         1,114       163,230
UBI Soft Entertainment SA (Information Technology) .........         5,000       236,403
Valeo SA (Consumer Discretionary) ..........................           580        25,178
Vivendi Environnement (Utilities)+ .........................           829        30,770
Vivendi SA (Industrial & Commercial) .......................           770        57,297
                                                                             -----------
                                                                               2,057,155
                                                                             -----------

GERMANY -- 8.4%
Allianz AG (Finance) .......................................           299        98,652
BASF AG (Materials) ........................................           450        16,015
Bayer AG (Materials) .......................................           500        18,625
CeWe Color Holdings AG (Information & Entertainment) .......         7,200       133,623
DaimlerChrysler AG (Consumer Discretionary) ................           958        43,043
Deutsche Bank AG (Finance) .................................           444        36,766
Deutsche Lufthansa AG (Information Technology) .............         1,624        33,713
Deutsche Telekom AG (Utilities) ............................         3,040       104,697
Dresdner Bank AG (Finance) .................................           300        13,198
HypoVereinsbank (Finance) ..................................           300        16,639
Merck KGAA (Healthcare) ....................................           150         5,105
Metro AG (Consumer Discretionary) ..........................           200         8,203
MobilCom AG (Information Technology) .......................         1,500       104,062
Muenchener Rueckversicherungs AG (Finance) .................           195        58,248
RWE AG (Materials)+ ........................................           300        10,605
SAP AG (Information Technology) ............................         1,305       251,418
Schering AG (Healthcare) ...................................           150         9,823
Siemens AG (Industrial & Commercial) .......................           816       105,286
SKW Trostberg AG (Materials) ...............................        15,600        96,092
Thyssen Krupp AG (Industrial & Commercial) .................         1,000        13,601
VEBA AG (Utilities) ........................................         1,077        55,490
Vectron Systems AG (Information Technology) ................         3,000       120,632
Volkswagen AG (Consumer Discretionary) .....................           250        11,599
Vossloh AG (Consumer Staples) ..............................         5,000        73,572
W.E.T Automotive Systems, AG (Consumer Discretionary)+ .....         2,500        79,648
                                                                             -----------
                                                                               1,518,355
                                                                             -----------

----------------
192

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
HONG KONG -- 1.3%
CLP Holdings Ltd. (Utilities) ..............................         2,000   $     8,978
Giordano International Ltd. (Consumer Discretionary) .......        26,000        15,090
Hang Seng Bank Ltd. (Finance) ..............................         5,500        58,552
Hong Kong & China Gas Co., Ltd. (Utilities)+ ...............         3,630         4,539
Hutchison Whampoa Ltd. (Industrial & Commercial) ...........         7,700       102,219
New World Development Co., Ltd. (Finance) ..................         2,062         2,936
Pacific Century Cyberworks (Finance)+ ......................        16,592        18,728
Sun Hung Kai Properties Ltd. (Finance)+ ....................         2,000        18,855
Swire Pacific Ltd., Class A (Industrial & Commercial) ......         2,500        15,584
                                                                             -----------
                                                                                 245,481
                                                                             -----------

IRELAND -- 0.4%
Allied Irish Banks PLC (Finance) ...........................           644         6,955
Bank of Ireland (Finance) ..................................         6,584        52,695
CRH PLC GDR (Consumer Discretionary) .......................           300         4,783
Irish Life & Permanent PLC (Finance) .......................           168         1,664
Kerry Group, Class A (Consumer Staples)+ ...................           159         2,070
                                                                             -----------
                                                                                  68,167
                                                                             -----------

ITALY -- 2.2%
Alitalia SpA (Industrial & Commercial) .....................         1,565         2,773
Assicurazione Generali SpA (Finance) .......................         1,005        32,374
Banca Intesa SpA (Finance)+ ................................         3,456        13,347
Banca Nazionale del Lavoro (Finance) .......................         6,342        21,410
Beni Stabili SpA (Real Estate) .............................         1,093           512
ENI SpA (Energy) ...........................................         5,690        30,171
Fiat SpA (Consumer Discretionary) ..........................           326         7,612
Istituto Mobiliare Italiano SpA (Finance) ..................         6,397       104,135
Italgas SpA (Utilities) ....................................           848         3,679
Mediaset SpA (Information & Entertainment) .................         1,036        15,455
Olivetti SpA (Industrial & Commercial) .....................         3,759        10,365
Pirelli SpA (Industrial & Commercial) ......................         2,215         6,518
Telecom Italia Mobile SpA (Utilities) ......................         8,332        67,449
Telecom Italia SpA (Utilities) .............................         6,761        71,939
Unicredito Italiano SpA (Finance) ..........................         3,594        18,771
                                                                             -----------
                                                                                 406,510
                                                                             -----------

JAPAN -- 24.5%
Aderans Co., Ltd. (Consumer Discretionary)+ ................           900        34,299
Advantest Corp. (Information Technology)+ ..................           400        62,979
Ajinomoto Co., Inc. (Consumer Staples)+ ....................         1,000        11,220
Asahi Bank Ltd. (Finance) ..................................         3,000        12,379
Asahi Breweries Ltd. (Consumer Staples)+ ...................         1,000         8,976
Asahi Chemical Industry Co., Inc. (Materials)+ .............        29,000       173,443
Asahi Glass Co., Ltd. (Materials)+ .........................         6,000        61,477
Bank of Tokyo-Mitsubishi Ltd. (Finance)+ ...................         4,000        47,364
Bridgestone Corp. (Consumer Discretionary)+ ................         3,000        36,163
Canon, Inc. (Information & Entertainment)+ .................         3,000       133,247
Chiba Bank Ltd. (Finance)+ .................................         5,000        19,704
Circle K Japan Co., Ltd. (Consumer Discretionary)+ .........           900        28,207

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Colin Corp. (Healthcare)+ ..................................           900   $    50,489
Dai Nippon Printing Co., Ltd. (Industrial & Commercial)+ ...         1,000        14,882
Daiwa House Industry Co., Ltd. (Consumer Discretionary)+ ...         1,000         7,001
Daiwa Securities Co., Ltd. (Finance) .......................         2,000        23,497
Denso Corp. (Consumer Discretionary)+ ......................         1,000        23,321
East Japan Railway Co. (Industrial & Commercial)+ ..........             3        16,718
Fanuc Ltd. (Information Technology)+ .......................           500        55,404
Fuji Photo Film Co., Ltd. (Information & Entertainment)+ ...         2,000        67,133
Fujitsu Ltd. (Information Technology)+ .....................         2,000        46,548
Hitachi Ltd. (Industrial & Commercial) .....................         2,000        23,256
Honda Motor Co., Ltd. (Consumer Discretionary)+ ............         2,000        73,810
HONDA TSUSHIN KOGYO Co., Ltd. (Information Technology)+ ....         2,750       117,298
Japan Asia Investment Co., Ltd. (Finance)+ .................        14,000        71,139
Jusco Co., Ltd. (Consumer Discretionary)+ ..................         1,000        18,452
Kansai Electric Power Co., Inc. (Utilities)+ ...............           900        14,688
KAO Corp. (Consumer Staples)+ ..............................         3,000        82,062
Katokichi Co., Ltd. (Consumer Staples)+ ....................         7,000       176,550
Kinki Nippon Railway Co., Ltd. (Industrial &
 Commercial)+ ..............................................         2,000         9,273
Kirin Brewery Co., Ltd. (Consumer Staples)+ ................         5,000        51,463
KYOCERA Corp. ADR (Information Technology)+ ................           100        15,300
Marui Co., Ltd. (Consumer Discretionary)+ ..................         1,000        15,550
Matsushita Electric Industrial Co., Ltd. (Information
 Technology)+  .............................................         1,000        26,241
Mitsubishi Corp. (Industrial & Commercial)+ ................         2,000        16,134
Mitsubishi Estate Co., Ltd. (Real Estate)+ .................         1,000        10,441
Mitsubishi Heavy Industries Ltd. (Industrial &
 Commercial) ...............................................         3,000        11,906
Mitsubishi Trust & Banking Corp. (Finance)+ ................         2,000        16,487
Mitsui Fudosan Co., Ltd. (Real Estate)+ ....................         1,000        12,555
Mitsui Marine & Fire Insurance Co., Ltd. (Finance)+ ........         6,000        27,651
Mizuho Holdings, Inc. (Finance)+ ...........................            12        99,031
NEC Corp. (Industrial & Commercial)+ .......................         3,000        68,292
NGK Insulators, Ltd. (Industrial & Commercial)+ ............         3,000        43,117
Nintendo Co., Ltd. (Information Technology)+ ...............           200        36,590
Nippon Express Co., Ltd. (Industrial & Commercial)+ ........         2,000        10,701
Nippon Steel Corp. (Materials) .............................         7,000        12,462
Nippon Telegraph & Telephone Corp. (Information
 Technology) ...............................................            17       167,092
Nissan Motor Co., Ltd. (Consumer Discretionary) ............         2,000        11,498
Nomura Securities Co., Ltd. (Finance) ......................        11,000       239,696
Omron Corp. (Information Technology)+ ......................         6,500       171,473
Orix Corp. (Finance)+ ......................................           100        11,980
Park24 Co., Ltd. (Industrial & Commercial)+ ................         1,800       233,669
Ricoh Co., Ltd. (Information Technology)+ ..................         3,000        54,662
Rohm Co., Ltd. (Information Technology)+ ...................           600       164,736
Ryohin Keikaku Co., Ltd. (Consumer Discretionary)+ .........           100         7,882
Sakura Bank Ltd. (Finance)+ ................................         3,000        22,421
Sankyo Co., Ltd. (Healthcare)+ .............................         1,000        22,301
Sanyo Electric Co., Ltd. (Information Technology)+ .........         4,000        35,236
Sekisui House Ltd. (Consumer Discretionary)+ ...............         1,000         9,690
Sharp Corp. (Information Technology)+ ......................         4,000        62,015
Shin-Etsu Chemical Co., Ltd. (Materials)+ ..................         2,000        84,380
Shiseido Co., Ltd. (Consumer Staples)+ .....................         1,000        12,444
Skylark Co., Ltd. (Information & Entertainment)+ ...........         1,000        36,070
SMC Corp. (Consumer Discretionary)+ ........................           200        33,659

----------------
194

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Softbank Corp. (Information Technology)+ ...................           200   $    18,731
SONY Corp. (Information & Entertainment) ...................         1,100       111,790
Sumitomo Bank Ltd. (Finance)+ ..............................         3,000        38,110
Sumitomo Corp. (Industrial & Commercial)+ ..................         6,000        52,186
Sumitomo Electric Industries Ltd. (Industrial &
 Commercial)+ ..............................................         1,000        17,293
Takeda Chemical Industries Ltd. (Healthcare)+ ..............         2,000       132,412
Takefuji Corp. (Finance)+ ..................................           500        55,172
Terumo Corp. (Healthcare) ..................................         1,000        28,652
The Furukawa Electric Co., Ltd. (Information
 Technology)+ ..............................................         1,000        27,679
Tohoku Electric Power Co., Inc. (Utilities) ................           600         8,412
Tokai Bank Ltd. (Finance)+ .................................         2,000        10,181
Tokio Marine & Fire Insurance Co., Ltd. (Finance)+ .........         2,000        20,029
Tokyo Electric Power Co., Inc. (Utilities) .................         3,100        73,156
Toppan Forms Co., Ltd (Industrial & Commercial)+ ...........         1,800        37,554
Toppan Printing Co., Ltd. (Industrial & Commercial)+ .......         1,000         9,690
Toray Industries, Inc. (Materials)+ ........................         2,000         7,826
Toshiba Corp. (Information Technology) .....................         2,000        16,153
Toyoda Gosei Co., Ltd. (Consumer Discretionary)+ ...........         2,750       181,047
Toyota Motor Corp. (Consumer Discretionary) ................         4,000       158,375
Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)+ ..........         1,000        48,217
                                                                             -----------
                                                                               4,428,469
                                                                             -----------

KOREA -- 0.0%
Electrolux AB (Consumer Discretionary) .....................           300         3,775
                                                                             -----------

NETHERLANDS -- 4.8%
ABN Amro Holdings NV (Finance) .............................         1,077        25,128
Aegon NV (Finance) .........................................           819        30,942
Akzo Nobel NV (Healthcare) .................................           215         9,082
ASM Lithography Holdings NV (Information Technology)+ ......         1,346        44,726
Elsevier NV (Information & Entertainment) ..................           486         5,455
Fortis NV (Finance) ........................................         1,013        31,065
Getronics NV (Information Technology) ......................        11,824       118,915
Heineken NV (Consumer Staples) .............................           227        12,639
ING Groep NV (Finance) .....................................         2,135       142,416
Kon KPN NV (Utilities) .....................................         1,335        29,118
Koninklijke (Royal) Philips Electronics NV (Information
 Technology)+  .............................................         2,879       124,086
Koninklijke Ahold NV (Consumer Discretionary) ..............           441        12,522
Norsk Hydro ASA (Materials) ................................           200         8,377
Orkla ASA (Consumer Staples) ...............................           171         3,317
Royal Dutch Petroleum Co. (Energy) .........................         3,048       184,489
Storebrand ASA (Finance) ...................................           300         2,133
TNT Post Group NV (Industrial & Commercial) ................           370         8,616
Unilever NV (Consumer Staples) .............................           393        19,102
United Pan-Europe Communications, Class A (Information &
 Entertainment)+  ..........................................         1,392        27,285
VNU NV (Information & Entertainment) .......................           722        36,370
Wolters Kluwer NV (Information & Entertainment) ............           158         3,212
                                                                             -----------
                                                                                 878,995
                                                                             -----------

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
NEW ZEALAND -- 0.0%
Telecom Corp. of New Zealand Ltd. ADR (Information
 Technology) ...............................................         1,295   $     3,231
                                                                             -----------

NORWAY -- 0.0%
Christiania Bank Og Kreditkasse (Finance) ..................           550         2,928
                                                                             -----------

PORTUGAL -- 0.2%
Banco Comercial Portugues SA (Finance) .....................         1,000         5,258
Banco Espirito Santo SA (Finance) ..........................           163         2,593
Brisa-Auto Estradas (Industrial & Commercial) ..............           500         4,162
Electricidade De Portugal SA (Industrial & Commercial) .....         2,000         6,328
Jeronimo Martins SGPS SA (Consumer Discretionary) ..........           100         1,105
Portugal Telecom AG (Utilities) ............................         1,100        11,325
                                                                             -----------
                                                                                  30,771
                                                                             -----------

SINGAPORE -- 1.0%
Banco Bilbao Vizcaya SA (Finance)+ .........................         1,972        29,836
City Developments Ltd. (Real Estate) .......................         4,000        19,550
DBS Group Holdings Ltd. ADR (Finance) ......................         3,326        36,719
Endesa SA (Utilities) ......................................         2,226        41,902
Iberdrola SA (Energy) ......................................           653         8,310
Keppel Corp., Ltd. (Industrial & Commercial) ...............         1,000         2,036
Overseas Chinese Bank Corp., Ltd. (Finance) ................         1,050         6,641
Sembcorp Industries Ltd. (Industrial & Commercial) .........         2,000         1,863
Singapore Airlines Ltd. (Information & Entertainment) ......         1,000         9,487
Singapore Press Holdings Ltd. (Information &
 Entertainment) ............................................         1,000        15,007
Singapore Technologies Engineering Ltd. (Industrial &
 Commercial) ...............................................         3,000         4,451
Singapore Telecommunications Ltd. (Information
 Technology) ...............................................         5,000         7,820
Tabacalera SA (Consumer Staples) ...........................           159         2,297
                                                                             -----------
                                                                                 185,919
                                                                             -----------

SPAIN -- 1.2%
Acerinox SA (Materials)+ ...................................           859        22,774
Aguas De Barcelona (Consumer Staples) ......................           133         1,649
Autopistas, Concesionaria Espanda SA (Industrial &
 Commercial)+ ..............................................           215         1,691
Banco Santander Central Hispano, SA (Finance) ..............         2,501        27,496
Fomento de Construcciones y Contratas AS (Industrial &
 Commercial)  ..............................................           106         1,752
Gas Natural SDG SA (Utilities) .............................           300         5,008
Grupo Dragados SA (Industrial & Commercial)+ ...............           183         1,457
Repsol-YPF, SA (Energy) ....................................         1,612        29,703
Telefonica SA (Utilities) ..................................         6,194       122,890
TelePizza SA (Information & Entertainment)+ ................           227         1,126
Union Electrica Fenosa SA (Utilities) ......................           157         2,832
                                                                             -----------
                                                                                 218,378
                                                                             -----------

SWEDEN -- 2.5%
ForeningsSparbanken AB, Class A (Finance) ..................           450         6,412
Hennes & Mauritz AB (Consumer Discretionary) ...............           800        16,058
Investor AB (Finance)+ .....................................         3,110        44,151
NetCom AB, Series B (Utilities)+ ...........................           100         5,138
Nordbanken AB (Finance) ....................................         9,677        69,445

----------------
196

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
SWEDEN (CONTINUED)
Sandvik AB (Industrial & Commercial) .......................           173   $     3,482
Securitas AB, Class B (Industrial & Commercial) ............         2,339        51,207
Skandia Forsakrings AB (Finance) ...........................         2,918        57,966
Skandinaviska Enskilda Banken, Class A (Finance) ...........           600         7,270
Svenska Cellulosa AB (Materials) ...........................           233         4,120
Svenska Handelsbanken AB (Finance) .........................           300         4,836
Telefonaktiebolaget LM Ericsson AB, Series B (Information
 Technology)  ..............................................        11,772       179,365
Volvo AB, Class B (Consumer Discretionary) .................           270         4,367
                                                                             -----------
                                                                                 453,817
                                                                             -----------

SWITZERLAND -- 4.1%
Abb Ltd. (Industrial & Commercial) .........................           481        46,828
Adecco SA (Industrial & Commercial) ........................            40        25,961
Credit Suisse Group (Finance) ..............................           402        75,245
Givaudan AG (Consumer Staples)+ ............................             6         1,556
Nestle SA (Consumer Staples)@ ..............................            77       160,635
Novartis AG (Healthcare)@ ..................................            82       125,923
Roche Holdings AG -- Bearer (Healthcare) ...................             1         9,906
Roche Holdings AG -- Genusss (Healthcare) ..................            13       114,508
Schweizerische Rueckversicherungs-Gesellschaft (Finance) ...            30        57,370
Swisscom AG (Information Technology) .......................            50        12,271
UBS AG (Finance)+ ..........................................           684        91,166
Zurich Allied AG (Finance) .................................            30        13,890
                                                                             -----------
                                                                                 735,259
                                                                             -----------

UNITED KINGDOM -- 21.8%
Abbey National PLC (Finance) ...............................         1,141        15,170
Allied Zurich PLC (Finance)+ ...............................         4,781        54,373
Amvescap PLC (Finance) .....................................         2,147        46,485
Ashtead Group PLC (Finance) ................................        45,000        72,540
AstraZeneca Group PLC (Healthcare) .........................         1,954       102,479
BAA PLC (Information & Entertainment) ......................         1,087         8,600
Barclays PLC (Finance) .....................................         1,257        34,800
Bass PLC (Consumer Staples) ................................           807         7,937
BG Group PLC (Utilities)+ ..................................         2,911        18,501
Blue Circle Industries PLC (Materials) .....................         1,404         8,555
BOC Group PLC (Materials) ..................................           622         8,233
Boots Co. PLC (Consumer Discretionary) .....................           874         6,618
BP Amoco PLC (Energy)@ .....................................        24,422       217,429
British Aerospace PLC (Industrial & Commercial) ............         6,540        35,303
British American Tobacco PLC (Consumer Staples) ............         3,695        23,880
British Sky Broadcasting Group PLC (Information &
 Entertainment) ............................................         1,662        25,587
British Telecommunications PLC (Information Technology) ....        12,199       128,272
Cable & Wireless PLC (Information Technology) ..............           904        12,901
Cadbury Schweppes PLC (Consumer Staples) ...................         1,875        11,092
Carlton Communications PLC (Information & Entertainment) ...           552         4,310
Centrica PLC (Utilities) ...................................         2,680         8,611
CGU PLC (Finance) ..........................................         2,966        42,110
DBS Management PLC (Finance) ...............................        32,360        73,222
Diageo PLC (Consumer Staples)+ .............................         8,896        79,530
First Technology PLC (Consumer Discretionary) ..............        20,000       171,552

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Gameplay.com PLC (Information Technology)+ .................        30,000   $    97,607
GKN PLC (Information Technology) ...........................           794         7,920
Glaxo Wellcome PLC (Healthcare) ............................         5,784       175,185
Granada Compass PLC (Information & Entertainment)+ .........         2,010        18,816
Great Universal Stores PLC (Consumer Discretionary) ........           379         2,410
Halifax Group PLC (Finance) ................................         1,267        10,812
Hays PLC (Industrial & Commercial)+ ........................        20,000       116,389
HSBC Holdings PLC (Finance)@ ...............................        11,358       161,591
Imperial Chemical Industries PLC (Materials) ...............         3,254        18,528
Jarvis PLC (Industrial & Commercial) .......................        55,000       120,382
Kingfisher PLC (Consumer Discretionary) ....................         1,312         8,576
Land Securities PLC (Real Estate) ..........................           664         7,576
Legal & General Group PLC (Finance) ........................         3,348         8,120
Lloyds TSB Group PLC (Finance) .............................         6,856        63,979
London Bridge Software Holdings PLC (Information
 Technology) ...............................................        10,000       109,439
Marconi PLC (Information Technology) .......................         3,945        53,967
Marks & Spencer PLC (Consumer Discretionary) ...............         2,567         7,707
Mayflower Corp. PLC (Consumer Discretionary)+ ..............        50,000        63,593
National Grid Group PLC (Utilities) ........................         4,295        36,873
NXT PLC (Industrial & Commercial)+ .........................        12,000       224,497
Pearson PLC (Information & Entertainment) ..................           733        20,369
Pilkington PLC (Materials) .................................       116,193       139,618
Prudential PLC (Finance) ...................................         1,550        21,158
Railtrack Group PLC (Industrial & Commercial) ..............           193         3,165
Rentokil Initial PLC (Industrial & Commercial) .............         2,443         5,483
Reuters Group PLC (Information & Entertainment) ............         2,169        41,123
Rio Tintro PLC (Materials) .................................         1,072        15,553
Royal Bank of Scotland Group PLC (Finance) .................         3,592        75,858
Royal Bank of Scotland Group -- VAL Shares (Finance)+ ......         2,739         3,281
Sainsbury (J.) PLC (Consumer Discretionary) ................           733         4,043
ScottishPower PLC (Utilities) ..............................         5,437        42,214
SEMA Group PLC (Information Technology)+ ...................        10,400       178,415
Siebe PLC (Industrial & Commercial) ........................         2,591         5,662
SmithKline Beecham PLC (Healthcare) ........................        10,749       147,283
Tesco PLC (Consumer Discretionary) .........................        19,186        70,510
Trifast PLC (Industrial & Commercial) ......................        40,000       177,468
Unilever PLC (Consumer Staples) ............................        12,876        83,405
United News & Media PLC (Information & Entertainment) ......         1,199        12,935
Vodafone Group PLC (Information Technology)@ ...............        91,268       340,814
WPP Group PLC (Industrial & Commercial) ....................         1,872        22,425
                                                                             -----------
                                                                               3,942,839
                                                                             -----------
TOTAL COMMON STOCK (cost $16,140,981) ......................                 16,749,326 ..
                                                                             -----------

----------------
198

PREFERRED STOCK -- 2.5%
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
AUSTRALIA -- 0.1%
News Corp., Ltd.* (Information & Entertainment) ............         1,419   $    16,972
                                                                             -----------
GERMANY -- 2.4%
Marschollek, Lautenschlaeger und Partner AG (Finance) ......         2,400       360,570
SAP AG (Information Technology) ............................           283        70,041
                                                                             -----------
                                                                                 430,611
                                                                             -----------
TOTAL PREFERRED STOCK (cost $169,997) ......................                     447,583
                                                                             -----------
WARRANTS -- 0.0%+
                                                                  WARRANTS
----------------------------------------------------------------------------------------
FRANCE -- 0.0%
UBI Soft Entertainment SA 2/11/02 (Information
 Technology) ...............................................           125         6,738
                                                                             -----------
ITALY -- 0.0%
Banca Intesa SpA 11/15/02 (Finance) ........................           332           436
                                                                             -----------
TOTAL WARRANTS (cost $619) .................................                       7,174
                                                                             -----------
TOTAL INVESTMENT SECURITIES (cost $16,311,598) .............                  17,204,083
                                                                             -----------
SHORT-TERM SECURITIES -- 0.2%                                     PRINCIPAL
                                                                   AMOUNT
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 0.2%
United States Treasury Bills 5.93% due 10/19/00@ ...........      $ 20,000         19,940
United States Treasury Bills 6.03% due 10/19/00@ ...........        15,000         14,955
                                                                              -----------
TOTAL SHORT-TERM SECURITIES (cost $34,895) .................                       34,895
                                                                              -----------
REPURCHASE AGREEMENTS -- 2.9%
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.9%
Agreement with State Street Bank & Trust Co., bearing
 interest at 5.25% dated 9/29/00 to be repurchased 10/02/00
 in the amount of $204,089 and collateralized by $185,000 of
 U.S. Treasury Bonds, bearing interest at 10.75% due 5/15/03
 and having an approximate value of $213,216 ...............       204,000        204,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 5.25% dated 9/29/00 to be repurchased 10/02/00
 in the amount of $213,093 and collateralized by $215,000 of
 U.S. Treasury Notes, bearing interest at 6.25% due 2/15/07
 and having an approximate value of $220,271 ...............       213,000        213,000
Agreement with State Street Bank & Trust Co., bearing
 interest at 5.25% dated 9/29/00 to be repurchased 10/02/00
 in the amount of $105,046 and collateralized by $105,000 of
 U.S. Treasury Notes, bearing interest at 6.38% due 3/31/01
 and having an approximate value of $108,296 ...............       105,000        105,000
                                                                              -----------
TOTAL REPURCHASE AGREEMENTS (cost $522,000) ................                      522,000
                                                                              -----------

TOTAL INVESTMENTS --
  (cost $16,868,493)                     98.1%                                  17,760,978
Other assets less liabilities --          1.9                                      342,346
                                       ------                                 ------------
NET ASSETS --                           100.0%                                $ 18,103,324
                                       ======                                 ============

-------------
+ Non-income producing securities
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
@ The security or a portion thereof has been segregated as collateral for the following open futures contracts:

                                                                ----------------

OPEN FUTURES CONTRACTS
----------------------------------------------------------------------------------------------------------
      NUMBER OF                                 EXPIRATION      VALUE AT       VALUE AS OF        UNREALIZED
      CONTRACTS         DESCRIPTION                DATE        TRADE DATE   SEPTEMBER 30, 2000   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
       5 Long           Nikkei 300 Future IX   December 2000    $134,317         $133,269          $ (1,048)
       2 Long           CAC40 10 Euro Future   December 2000     113,196          111,936            (1,260)
       1 Long           Dax Index Future       December 2000     162,119          151,658           (10,461)
       1 Long           FTSE 100 Index Future  December 2000      98,131           93,988            (4,143)
                                                                                                   --------
                        Net Unrealized Depreciation ..........................................     $(16,912)
                                                                                                   ========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------
     CONTRACT                   IN             DELIVERY   GROSS UNREALIZED
    TO DELIVER             EXCHANGE FOR         DATE       APPRECIATION
--------------------------------------------------------------------------
 CHF         91,688      USD        54,000     11/20/00       $    610
 CHF         22,000      USD        12,880     11/20/00             70
 EUR*        91,715      USD        82,000     10/13/00            888
 EUR*        90,344      USD        82,000     10/13/00          2,101
 JPY*     9,190,562      USD        86,000     10/20/00            429
 JPY*     6,954,750      USD        66,000     11/17/00            941
 JPY*     8,514,882      USD        81,000     11/17/00          1,347
 JPY*     8,572,189      USD        81,000     11/17/00            811
 SEK      1,201,558      EUR       143,000     10/13/00          5,657
 USD*        82,000      EUR        94,145     10/13/00          1,260
 USD*       123,000      EUR       144,527     10/13/00          4,818
 USD         27,213      EUR        32,000     10/13/00          1,087
 USD*        85,019      JPY     9,190,562     10/20/00            552
 USD         23,614      NOK       221,680     12/12/00            792
 USD         15,005      SEK       147,000     12/12/00            368
 USD*        24,029      GBP        17,000     12/14/00          1,147
                                                              --------
                                                                22,878
                                                              --------

                                                          GROSS UNREALIZED
                                                            DEPRECIATION
--------------------------------------------------------------------------
 CHF         19,057      USD        11,000     11/20/00            (97)
 EUR*       136,000      USD       119,099     10/13/00         (1,177)
 EUR*        94,973      USD        82,000     10/13/00         (1,993)
 EUR*        38,000      USD        33,266     10/13/00           (341)
 GBP*        16,000      USD        23,292     12/14/00           (403)
 HKD        430,500      USD        55,239     12/08/00            (13)
 HKD        430,500      USD        55,239     12/08/00            (13)
 JPY*     8,984,850      USD        84,000     11/17/00            (50)
 JPY*     8,353,956      USD        78,000     11/17/00           (147)
 SEK*     1,201,558      EUR       143,000     10/13/00         (4,291)
 USD         10,620      AUD        18,000     10/13/00           (868)
 USD*        65,036      EUR        71,000     10/13/00         (2,245)
 USD*        96,817      EUR       108,000     10/13/00         (1,303)
 USD*        82,000      EUR        90,960     10/13/00         (1,557)
 USD         78,220      EUR        88,269     10/13/00           (156)
 USD         55,000      DKK       448,938     10/19/00         (1,822)
 USD          9,028      NZD        20,000     11/15/00           (873)
 USD*       123,137      JPY    12,811,000     11/17/00         (3,295)
 USD*        24,000      JPY     2,529,648     11/17/00           (336)
 USD*        77,000      JPY     8,131,200     11/17/00           (936)
 USD*        74,000      JPY     7,883,220     11/17/00           (256)
                                                              --------
                                                               (22,172)
                                                              --------
Net Unrealized Appreciation............................       $    706
                                                              ========

------------
* Represents partially offsetting forward foreign currency contracts that to the extent they are offset do not have additional market risk but have continued counterparty settlement risk.

AUD  --         Australian Dollar     GBP  --         Pound Sterling    NZD  --         New Zealand Dollar
CHF  --         Swiss Franc           HKD  --         Hong Kong Dollar  SEK  --         Swedish Krona
                                                                                        United States
DKK  --         Danish Krone          JPY  --         Japanese Yen      USD  --         Dollar
EUR  --         Euro Dollar           NOK  --         Norway Krone

----------------
200

----------------

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

BONDS & NOTES -- 91.2%                      PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.3%
APPAREL & TEXTILES -- 0.4%
Polymer Group, Inc. 8.75% 2008 .........  $     75,000   $     59,250

RETAIL -- 1.9%
CVS Corp. 5.50% 2004 ...................       200,000        191,226
Shop At Home, Inc. 11.00% 2005 .........        50,000         46,500
Wal-Mart Stores, Inc. 6.88% 2009 .......       100,000         99,167
                                                         ------------
                                                              396,143
                                                         ------------

CONSUMER STAPLES -- 1.6%
FOOD, BEVERAGE & TOBACCO -- 1.6%
Coca Cola Enterprises, Inc. 7.13%
  2009 .................................       100,000         97,890
Diageo Capital PLC 6.13% 2005 ..........       200,000        191,380
                                                         ------------
                                                              289,270
                                                         ------------

ENERGY -- 2.2%
ENERGY SERVICES -- 1.2%
Key Energy Services, Inc., Series B
  14.00% 2009 ..........................        50,000         56,875
Parker Drilling Co. 9.75% 2006 .........       100,000         99,750
R&B Falcon Corp. 12.25% 2006 ...........        50,000         57,562

ENERGY SOURCES -- 1.0%
Coastal Corp. 7.75% 2010 ...............       100,000        101,443
Triton Energy Ltd. 9.25% 2005 ..........        75,000         76,313
                                                         ------------
                                                              391,943
                                                         ------------

FINANCE -- 5.0%
BANKS -- 0.6%
Chase Manhattan Corp. 7.00% 2009 .......       100,000         98,103

FINANCIAL SERVICES -- 3.8%
Ford Motor Credit Co. 5.75% 2004 .......       200,000        190,788
Morgan (J.P.) & Co., Inc. 5.75% 2004 ...       200,000        192,566
Sprint Capital Corp. 6.38% 2009 ........       100,000         91,196
Toyota Motor Credit Corp. 5.63% 2003 ...       200,000        193,492

INSURANCE -- 0.6%
Ace Capital Trust II 9.70% 2030 ........       100,000        105,932
                                                         ------------
                                                              872,077
                                                         ------------

HEALTHCARE -- 0.7%
HEALTH SERVICES -- 0.3%
Tenet Healthcare Corp. 8.00% 2005 ......        50,000         49,250

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
HEALTHCARE (CONTINUED)
MEDICAL PRODUCTS -- 0.4%
Fresenius Medical Care Capital Trust
  9.00% 2006 ...........................  $     75,000   $     74,625
                                                         ------------
                                                              123,875
                                                         ------------

INDUSTRIAL & COMMERCIAL -- 5.3%
AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
Lockheed Martin Corp. 8.50% 2029 .......       100,000        105,373

BUSINESS SERVICES -- 1.4%
Browning Ferris Industries, Inc. 7.88%
  2005 .................................        50,000         45,000
Evenflo Co., Inc., Series B 11.75%
  2006 .................................        75,000         72,750
Mediacom LLC 7.88% 2011 ................        50,000         44,000
Pentacon, Inc., Series B 12.25% 2009 ...        50,000         28,000
Polymer Group, Inc., Series B 9.00%
  2007 .................................        75,000         57,750

ELECTRICAL EQUIPMENT -- 0.6%
Virginia Electric & Power Co., Series B
  7.20% 2004 ...........................       100,000        100,043

MACHINERY -- 0.8%
Cummins Engine, Inc. 6.45% 2005 ........        75,000         69,467
United Technologies Corp. 6.63% 2004 ...        75,000         74,588

MULTI-INDUSTRY -- 1.0%
Diamond Holdings PLC 9.13% 2008 ........        50,000         45,500
Schuff Steel Co. 10.50% 2008 ...........        40,000         28,450
Tyco International Group SA 6.38%
  2005 .................................       100,000         97,141

TRANSPORTATION -- 0.9%
Gulfmark Offshore, Inc. 8.75% 2008 .....        50,000         47,500
Statia Terminals International NV,
  Series B 11.75% 2003 .................       100,000        100,625
                                                         ------------
                                                              916,187
                                                         ------------

INFORMATION & ENTERTAINMENT -- 7.5%
BROADCASTING & MEDIA -- 4.9%
Adelphia Communications Corp., Series B
  8.13% 2003 ...........................        50,000         46,500
Airgate PCS, Inc. zero coupon
  2009(2) ..............................        50,000         30,000
Big City Radio, Inc. zero coupon
  2005(2) ..............................       150,000         88,125
Chancellor Media Corp. 8.00% 2008 ......       125,000        127,032
Comcast UK Cable Partners Ltd. zero
  coupon 2007(2) .......................        40,000         37,800
Echostar DBS Corp. 9.25% 2006 ..........       100,000         98,500
Radio One, Inc., Series B 12.00%
  2004 .................................        50,000         52,500
Seagram Joseph E & Sons, Inc. 6.80%
  2008 .................................       100,000         96,936
UIH Australia Pacific, Inc. zero coupon
  2006 .................................       100,000         91,000
United International Holdings, Inc.,
  Series B zero coupon 2008(2) .........       200,000        137,000
US Unwired, Inc. zero coupon 2009(2) ...       100,000         53,000

LEISURE & TOURISM -- 2.6%
American Airlines, Inc. 7.02% 2009 .....       130,000        124,342
Continental Airlines, Inc. 6.32%
  2008 .................................       200,000        185,104
Disney Walt Co. 7.30% 2005 .............       100,000        101,523
ITT Corp. 6.75% 2005 ...................        50,000         46,671
                                                         ------------
                                                            1,316,033
                                                         ------------

----------------
202

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 2.2%
COMPUTER SERVICES -- 0.2%
Globix Corp. 12.50% 2010 ...............  $     50,000   $     36,000

INTERNET SOFTWARE -- 0.2%
PSINet, Inc. 11.50% 2008 ...............        50,000         33,250

TELECOMMUNICATIONS -- 1.8%
Flag Telecom Holdings Ltd. 11.63%
  2010 .................................        50,000         45,500
Global Crossing Holdings Ltd. 9.13%
  2006 .................................        50,000         49,375
MGC Communications, Inc. 13.00% 2010 ...        50,000         32,500
NTL, Inc., Series B zero coupon
  2008(2) ..............................       100,000         62,000
Spectrasite Holdings, Inc. zero coupon
  2009(2) ..............................       100,000         54,500
Worldwide Fiber, Inc. 12.50% 2005 ......        70,000         67,900
                                                         ------------
                                                              381,025
                                                         ------------

MATERIALS -- 1.3%
FOREST PRODUCTS -- 0.3%
Ainsworth Lumber Ltd. 12.50% 2007(1) ...        50,000         46,500

METALS & MINERALS -- 1.0
Armco, Inc. 8.88% 2008 .................       100,000         95,250
P & L Coal Holdings Corp. 8.88% 2008 ...        80,000         79,000
                                                         ------------
                                                              220,750
                                                         ------------

U.S. GOVERNMENT & AGENCIES -- 62.3%
U.S. GOVERNMENT & AGENCIES -- 62.3%
Federal Home Loan Banks 5.13% 2002 .....       750,000        735,937
Federal Home Loan Banks 5.25% 2002 .....       100,000         98,194
Federal Home Loan Mortgage Corp. 5.75%
  2009 .................................        50,000         46,696
Federal Home Loan Mortgage Corp. 6.25%
  2002 .................................        50,000         49,750
Federal Home Loan Mortgage Corp. 7.50%
  2026 .................................       264,782        265,031
Federal Home Loan Mortgage Corp. 7.50%
  2028 .................................       208,367        208,562
Federal National Mortgage Association
  5.13% 2004 ...........................     1,500,000      1,435,305
Federal National Mortgage Association
  5.38% 2002 ...........................       200,000        196,982
Federal National Mortgage Association
  6.00% 2028 ...........................       346,206        324,340
Federal National Mortgage Association
  6.00% 2028 ...........................       350,622        327,940
Federal National Mortgage Association
  6.00% 2028 ...........................       578,194        540,790
Federal National Mortgage Association
  7.25% 2010 ...........................       200,000        206,250
Government National Mortgage Association
  6.50% 2028 ...........................       232,727        224,144
Government National Mortgage Association
  7.50% 2007 ...........................       149,524        152,015
United States Treasury Bonds 6.25%
  2023 .................................     1,000,000      1,019,530
United States Treasury Bonds 7.13%
  2023 .................................        60,000         67,415
United States Treasury Bonds 8.13%
  2021 .................................        30,000         36,984
United States Treasury Bonds 8.75%
  2017 .................................       150,000        190,688
United States Treasury Bonds 8.75%
  2020 .................................       150,000        194,859
United States Treasury Bonds 9.00%
  2018 .................................       700,000        918,092
United States Treasury Notes 4.25%
  2003 .................................       150,000        142,781
United States Treasury Notes 4.75%
  2008 .................................       500,000        462,735
United States Treasury Notes 5.50%
  2003 .................................       200,000        197,750
United States Treasury Notes 5.88%
  2004 .................................       500,000        499,455
United States Treasury Notes 6.00%
  2009 .................................     1,000,000      1,005,000
United States Treasury Notes 6.50%
  2002 .................................       250,000        251,172
United States Treasury Notes 6.50%
  2005 .................................       400,000        410,064

                                                                ----------------

BONDS & NOTES (CONTINUED)                   PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES (CONTINUED)
U.S. GOVERNMENT & AGENCIES (CONTINUED)
United States Treasury Notes 6.63%
  2007 .................................  $     80,000   $     82,950
United States Treasury Notes 6.88%
  2006 .................................       300,000        313,548
United States Treasury Notes 7.00%
  2006 .................................       265,000        278,581
                                                         ------------
                                                           10,883,540
                                                         ------------

UTILITIES -- 0.8%
TELEPHONE -- 0.8%
Deutsche Telekom International 8.00%
  2010 .................................       100,000        102,692
Primus Telecommunications, Inc. 12.75%
  2009 .................................        75,000         39,000
                                                         ------------
                                                              141,692
                                                         ------------
TOTAL BONDS & NOTES (cost
  $16,423,994)..........................                   15,932,535
                                                         ------------

PREFERRED STOCK -- 1.9%
                                             SHARES
----------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 0.7%
BUSINESS SERVICES -- 0.7%
CSC Holdings, Inc.,
  Series M 11.13%(1) ...................         1,056        111,890
                                                         ------------

INFORMATION TECHNOLOGY -- 1.2%
TELECOMMUNICATIONS -- 1.2%
Broadwing Communications, Inc.,
  Series B 12.50%(1) ...................           100        101,000
Global Crossings LTD. 7.00%* ...........           150         29,006
Nextel Communications, Inc.,
  Series E 11.13%(1) ...................            83         79,680
                                                         ------------
                                                              209,686
                                                         ------------
TOTAL PREFERRED STOCK (cost $326,181)...                      321,576
                                                         ------------

WARRANTS -- 0.0%+
                                            WARRANTS
----------------------------------------------------------------------
ENERGY -- 0.0%
ENERGY SERVICES -- 0.0%
Key Energy Services, Inc. 1/15/09 (cost
  $6,798)...............................           100          6,450
                                                         ------------
TOTAL INVESTMENT SECURITIES (cost
  $16,756,973)..........................                   16,260,561
                                                         ------------

SHORT-TERM SECURITIES -- 3.1%               PRINCIPAL
                                             AMOUNT
----------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES -- 3.1%
Federal Home Loan Banks 5.38% due 3/2/01
  (cost $549,925).......................  $    550,000        547,203
                                                         ------------

----------------
204

REPURCHASE AGREEMENTS -- 2.5%               PRINCIPAL
                                             AMOUNT          VALUE
----------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.5%
Paribas Corp. Joint Repurchase Agreement
  Account (Note 3)......................  $    195,000   $    195,000
State Street Bank & Trust Co. Joint
  Repurchase Agreement Account
  (Note 3)..............................       232,000        232,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS (cost
  $427,000).............................                      427,000
                                                         ------------

TOTAL INVESTMENTS --
  (cost $17,733,898)                             98.7%         17,234,764
Other assets less liabilities --                  1.3             234,780
                                               ------        ------------
NET ASSETS --                                   100.0%       $ 17,469,544
                                               ======        ============

-------------
*  Resale restricted to qualified institutional buyers
(1) PIK -- ("Payment in Kind") payment made with additional securities in lieu of cash
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

See Notes to Financial Statements

                                                                ----------------

------------------

SEASONS SERIES TRUST
            CASH MANAGEMENT PORTFOLIO INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

SHORT-TERM SECURITIES -- 90.0%                                    PRINCIPAL
                                                                  AMOUNT         VALUE
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 62.4%
Alfa Corp. 6.55% due 10/04/00...............................      $  100,000   $   99,945
American Honda Finance Corp. 6.47% due 10/31/00.............         100,000       99,461
AT&T Corp. 6.60% due 11/30/00...............................         100,000       98,941
Becton Dickinson Co. 6.48% due 11/28/00.....................         100,000       98,956
Bell Atlantic Financial Services 6.50% due 11/01/00.........         100,000       99,440
Bell Atlantic Financial Services 6.51% due 10/17/00.........         100,000       99,711
Bemis Co., Inc. 6.48% due 11/03/00..........................         175,000      173,960
British Telecommunications PLC 6.60% due 1/08/01............         100,000       98,329
General Electric Capital Corp. 6.44% due 12/06/00...........         175,000      172,962
Goldman Sachs Group L.P. 6.51% due 10/16/00.................         100,000       99,729
Heinz (H.J.) Co. 6.47% due 10/31/00.........................         100,000       99,461
Honeywell International, Inc. 6.54% due 10/10/00............         100,000       99,836
Mid States Corp. Federal Credit Union 6.50% due 11/15/00....         100,000       99,188
Motorola, Inc. 6.47% due 11/22/00...........................         175,000      173,365
National Rural Utilities Cooperative Finance 6.45% due
 2/26/01....................................................         175,000      170,362
Procter & Gamble Co. 6.49% due 11/29/00.....................         175,000      173,139
Province De Quebec 6.52% due 11/22/00.......................         100,000       99,058
St Michael Finance Ltd. 6.52% due 11/13/00..................         100,000       99,221
Wisconsin Gas Co. 6.49% due 10/12/00........................         100,000       99,802
                                                                               ----------
                                                                                2,254,866
                                                                               ----------

FEDERAL AGENCY OBLIGATIONS -- 27.6%
Federal Home Loan Mortgage Discount Notes 6.43% due
 10/24/00...................................................       1,000,000      995,892
                                                                               ----------
TOTAL SHORT-TERM SECURITIES (cost $3,250,634)...............                    3,250,758
                                                                               ----------
REPURCHASE AGREEMENT -- 15.5%
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 15.5%
State Street Bank & Trust Co. Joint Repurchase Agreement
 Account (Note 3)
 (cost $561,000)............................................         561,000      561,000
                                                                               ----------

TOTAL INVESTMENTS --
  (cost $3,811,634)                    105.5%                                            3,811,758
Liabilities in excess of other
  assets --                             (5.5)                                             (199,235)
                                       -----                                            ----------
NET ASSETS --                          100.0%                                           $3,612,523
                                       =====                                            ==========

-------------
See Notes to Financial Statements

---------------
206

----------------

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2000

                                                                     (UNAUDITED)

COMMON STOCK -- 90.4%
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.5%
RETAIL -- 15.5%
Home Depot, Inc.  ..........................................        26,348   $ 1,398,091
Safeway, Inc.+  ............................................        15,500       723,656
Tiffany & Co.  .............................................        14,760       569,182
                                                                             -----------
                                                                               2,690,929
                                                                             -----------
ENERGY -- 3.1%
ENERGY SERVICES -- 3.1%
Halliburton Co.  ...........................................        11,000       538,313
                                                                             -----------
FINANCE -- 11.5%
FINANCIAL SERVICES -- 11.5%
American Express Co.  ......................................         8,000       486,000
Citigroup, Inc.  ...........................................        11,100       600,094
Goldman Sachs Group, Inc  ..................................         5,100       581,081
Merrill Lynch & Co.  .......................................         4,895       323,070
                                                                             -----------
                                                                               1,990,245
                                                                             -----------
HEALTHCARE -- 9.5%
DRUGS -- 6.1%
Eli Lilly & Co.  ...........................................         6,400       519,200
Pfizer, Inc.  ..............................................        12,000       539,250

MEDICAL PRODUCTS -- 3.4%
Cardinal Health, Inc.  .....................................         6,600       582,037
                                                                             -----------
                                                                               1,640,487
                                                                             -----------
INDUSTRIAL & COMMERCIAL -- 3.3%
MULTI-INDUSTRY -- 3.3%
Tyco International Ltd.  ...................................        11,000       570,625
                                                                             -----------
INFORMATION & ENTERTAINMENT -- 6.3%
BROADCASTING & MEDIA -- 2.9%
Viacom, Inc., Class B+  ....................................         8,500       497,250

LEISURE & TOURISM -- 3.4%
Four Seasons Hotels, Inc.  .................................         8,200       600,138
                                                                             -----------
                                                                               1,097,388
                                                                             -----------
INFORMATION TECHNOLOGY -- 37.6%
COMMUNICATION EQUIPMENT -- 8.2%
Cisco Systems, Inc.+  ......................................        25,700     1,419,925

COMPUTER SOFTWARE -- 5.8%
Microsoft Corp.+  ..........................................         8,000       482,500
Oracle Corp.+  .............................................         6,700       527,625

                                                                ----------------

COMMON STOCK (CONTINUED)
                                                                   SHARES       VALUE
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
ELECTRONICS -- 2.3%
Applied Materials, Inc.+  ..................................         6,800   $   403,325

INTERNET CONTENT -- 3.8%
eBay, Inc.+  ...............................................         9,600       658,800

TELECOMMUNICATIONS -- 17.5%
Corning, Inc.  .............................................         2,825       839,025
JDS Uniphase Corp.+  .......................................         4,700       445,031
Nokia Corp. ADR  ...........................................        11,200       445,900
Nortel Networks Corp.  .....................................        14,400       857,700
Vodafone Group PLC ADR  ....................................        12,000       444,000
                                                                             -----------
                                                                               6,523,831
                                                                             -----------
UTILITIES -- 3.6%
ELECTRIC UTILITIES -- 3.6%
Calpine Corp.+  ............................................         6,000       626,250
                                                                             -----------
TOTAL INVESTMENT SECURITIES (cost $16,105,009) .............                  15,678,068
                                                                             -----------

SHORT-TERM SECURITIES -- 9.3%                                     PRINCIPAL
                                                                   AMOUNT
-----------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 4.1%
Albertsons, Inc. 6.54% due 10/12/00  .......................      $200,000        199,600
American Express Credit Corp. 6.60% due 10/2/00  ...........       265,000        265,000
Chevron Corp. 6.55% due 10/2/00  ...........................       161,000        161,000
Great West Life & Annuity Insurance Co. 6.50% due 10/11/00
  ..........................................................       100,000         99,820
                                                                              -----------
                                                                                  725,420
                                                                              -----------
FEDERAL AGENCY OBLIGATIONS -- 5.2%
Federal Home Loan Bank Consolidated Discount Notes 6.20% due
 10/2/00 ...................................................       900,000        899,845
                                                                              -----------
TOTAL SHORT-TERM SECURITIES (cost $1,625,265) ..............                    1,625,265
                                                                              -----------

TOTAL INVESTMENTS --
  (cost $17,730,274)                     99.7%                                  17,303,333
Other assets less liabilities --          0.3                                       44,844
                                       ------                                 ------------
NET ASSETS --                           100.0%                                $ 17,348,177
                                       ======                                 ============

-------------
+   Non-income producing securities

ADR  -- American Depository
     Receipt

See Notes to Financial Statements

----------------
208

                 (This page has been left blank intentionally.)

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)

                                            MULTI-                                    ASSET
                              MULTI-       MANAGED        MULTI-        MULTI-     ALLOCATION:
                             MANAGED       MODERATE       MANAGED       MANAGED    DIVERSIFIED
                              GROWTH        GROWTH     INCOME/EQUITY    INCOME        GROWTH        STOCK
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at
  value*.................  $106,041,070  $110,325,510   $69,246,742   $47,823,949  $148,596,260  $139,629,677
Short-term securities*...     7,422,097     6,585,066     5,589,225     3,250,403     3,611,455     7,316,870
Repurchase agreements
  (cost equals market)...     6,629,000     7,877,000     3,700,000     4,230,000    28,230,000            --
Cash.....................        30,131        62,978     5,730,145     3,194,997            --            --
Foreign currency*........         2,154         1,608           881           218         2,116            52
Receivables for --
  Fund shares sold.......       112,480       151,985        62,037        31,702       166,732       141,991
  Dividends and accrued
    interest.............       565,138       919,669       948,418       847,854       584,190       119,764
  Sales of investments...     1,155,052     1,139,761        98,849        73,066     3,920,726     1,210,399
  Foreign currency
    contracts............            --            --            --            --     1,068,436       107,251
  Variation margin on
    futures contracts....            --            --            --            --       196,531            --
Prepaid expenses.........         1,021         1,085           782           572         1,667         1,359
Due from Adviser.........            --            --            --         3,169            --            --
Deferred organizational
  expenses...............         4,951         4,951         4,951         4,951         4,951         4,951
Unrealized appreciation
  on forward foreign
  currency contracts.....        89,797        75,410        36,965         9,885            --            --
                           ----------------------------------------------------------------------------------
                            122,052,891   127,145,023    85,418,995    59,470,766   186,383,064   148,532,314
                           ----------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed...        31,010        14,832        93,714        13,597        70,509        58,375
  Purchases of
    investments..........     3,656,301     4,463,622     4,405,848     3,626,766     8,873,039     1,206,660
  Management fees........        87,060        85,297        53,859        35,205       121,090       104,427
  Foreign currency
    contracts............            --            --            --            --     1,065,320       107,146
  Variation margin on
    futures contracts....            --            --            --            --            --            --
Other accrued expenses...        74,607        75,894        62,438        54,985        89,331        68,955
Unrealized depreciation
  on forward foreign
  currency contracts.....        70,527        64,269        24,267         9,595            --            --
Due to custodian.........            --            --            --            --       525,745            --
                           ----------------------------------------------------------------------------------
                              3,919,505     4,703,914     4,640,126     3,740,148    10,745,034     1,545,563
                           ----------------------------------------------------------------------------------
NET ASSETS...............  $118,133,386  $122,441,109   $80,778,869   $55,730,618  $175,638,030  $146,986,751
                           ==================================================================================
Shares of beneficial
  interest outstanding
  (unlimited shares
  authorized)............     5,779,398     6,756,079     5,717,085     4,503,879    12,993,350     7,485,019
Net asset value per
  share..................        $20.44        $18.12        $14.13        $12.37        $13.52        $19.64
                           ==================================================================================
COMPOSITION OF NET
  ASSETS:
Capital paid in..........  $ 82,800,639  $ 90,948,501   $68,873,737   $51,049,518  $155,570,505  $106,749,728
Accumulated undistributed
  net investment income
  (loss).................       991,723     1,920,240     2,309,127     1,963,282     2,107,470       (41,303)
Accumulated undistributed
  net realized gain
  (loss) on investments,
  futures contracts and
  options contracts......    24,159,897    20,854,826     8,717,873     3,199,467    10,526,595    16,643,148
Unrealized appreciation
  (depreciation) on
  investments............    10,163,153     8,708,905       868,138      (479,131)    8,077,486    23,635,901
Unrealized foreign
  exchange gain (loss) on
  other assets and
  liabilities............        17,974         8,637         9,994        (2,518)       (7,648)         (723)
Unrealized appreciation
  (depreciation) on
  futures and written
  options contracts......            --            --            --            --      (636,378)           --
                           ----------------------------------------------------------------------------------
                           $118,133,386  $122,441,109   $80,778,869   $55,730,618  $175,638,030  $146,986,751
                           ==================================================================================

---------------
* Cost
 Investment securities...  $ 95,849,077  $101,565,548   $68,316,242   $48,245,077  $140,556,121  $115,993,776
                           ==================================================================================
 Short-term securities...  $  7,450,937  $  6,636,123   $ 5,651,587   $ 3,308,406  $  3,574,108  $  7,316,870
                           ==================================================================================
 Foreign currency........  $      2,181  $      1,634   $       897   $       222  $      2,116  $         52
                           ==================================================================================

See Notes to Financial Statements

----------------
210

                            LARGE CAP    LARGE CAP    LARGE CAP     MID CAP      MID CAP
                             GROWTH      COMPOSITE      VALUE       GROWTH        VALUE
------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at
  value*.................  $26,004,819  $17,813,131  $17,847,503  $27,048,846  $18,609,831
Short-term securities*...    1,349,622      396,491      265,506       43,632        9,970
Repurchase agreements
  (cost equals market)...      926,000       37,000        5,000      265,000    1,291,000
Cash.....................       53,510       19,518      100,658       83,738        2,143
Foreign currency*........          606           --           --           --           --
Receivables for --
  Fund shares sold.......      292,681       18,471       68,666      224,926       95,708
  Dividends and accrued
    interest.............       11,839       13,171       27,709        4,863       27,642
  Sales of investments...          115      460,316       25,556       33,627       13,783
  Foreign currency
    contracts............           --           --           --           --           --
  Variation margin on
    futures contracts....           --           --           --           --           --
Prepaid expenses.........          250          175          178          239          180
Due from Adviser.........       13,416       17,349       17,821       13,234       17,666
Deferred organizational
  expenses...............           --           --           --           --           --
Unrealized appreciation
  on forward foreign
  currency contracts.....       35,418           --           --           --           --
                           ---------------------------------------------------------------
                            28,688,276   18,775,622   18,358,597   27,718,105   20,067,923
                           ---------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed...       21,440       10,556       60,842      221,910       91,077
  Purchases of
    investments..........        3,413      268,733        7,020       29,854      361,446
  Management fees........       18,643       12,530       11,939       19,588       13,448
  Foreign currency
    contracts............           --           --           --           --           --
  Variation margin on
    futures contracts....        4,450           --        1,115           --        2,230
Other accrued expenses...       46,532       44,486       44,324       47,027       43,690
Unrealized depreciation
  on forward foreign
  currency contracts.....       23,871           --           --           --           --
Due to custodian.........           --           --           --           --           --
                           ---------------------------------------------------------------
                               118,349      336,305      125,240      318,379      511,891
                           ---------------------------------------------------------------
NET ASSETS...............  $28,569,927  $18,439,317  $18,233,357  $27,399,726  $19,556,032
                           ===============================================================
Shares of beneficial
  interest outstanding
  (unlimited shares
  authorized)............    2,139,248    1,435,263    1,626,834    1,585,257    1,617,738
Net asset value per
  share..................       $13.36       $12.85       $11.21       $17.28       $12.09
                           ===============================================================
COMPOSITION OF NET
  ASSETS:
Capital paid in..........  $23,093,624  $14,786,517  $16,526,479  $16,469,235  $16,312,678
Accumulated undistributed
  net investment income
  (loss).................      (87,678)     (16,042)     156,198     (107,091)     158,749
Accumulated undistributed
  net realized gain
  (loss) on investments,
  futures contracts and
  options contracts......    3,077,991    1,036,626    1,128,774    5,259,692    1,323,692
Unrealized appreciation
  (depreciation) on
  investments............    2,478,897    2,632,302      424,676    5,777,890    1,764,417
Unrealized foreign
  exchange gain (loss) on
  other assets and
  liabilities............       11,537          (86)          --           --           --
Unrealized appreciation
  (depreciation) on
  futures and written
  options contracts......       (4,444)          --       (2,770)          --       (3,504)
                           ---------------------------------------------------------------
                           $28,569,927  $18,439,317  $18,233,357  $27,399,726  $19,556,032
                           ===============================================================

---------------
* Cost
 Investment securities...  $23,525,922  $15,180,829  $17,422,827  $21,270,956  $16,845,414
                           ===============================================================
 Short-term securities...  $ 1,349,622      396,491  $   265,506  $    43,632  $     9,970
                           ===============================================================
 Foreign currency........  $       615  $        --  $        --  $        --  $        --
                           ===============================================================


                                        INTERNATIONAL  DIVERSIFIED      CASH        FOCUS
                            SMALL CAP      EQUITY      FIXED INCOME  MANAGEMENT    GROWTH
-------------------------
ASSETS:
Investment securities, at
  value*.................  $19,739,133   $17,204,083   $16,260,561   $      --   $15,678,068
Short-term securities*...       49,852        34,895       547,203   3,250,758     1,625,265
Repurchase agreements
  (cost equals market)...      935,000       522,000       427,000     561,000            --
Cash.....................        2,586         1,554        40,106         326       106,548
Foreign currency*........           --       338,286            --          --            --
Receivables for --
  Fund shares sold.......       90,022        67,383         2,936      21,174       109,475
  Dividends and accrued
    interest.............        7,069        45,404       264,309         198         1,898
  Sales of investments...      520,713       125,096       162,377          --        58,747
  Foreign currency
    contracts............           --            --            --          --            --
  Variation margin on
    futures contracts....           --         1,164            --          --            --
Prepaid expenses.........          183           186            14          30            --
Due from Adviser.........       16,429        31,427        18,372      14,215        19,197
Deferred organizational
  expenses...............           --            --            --          --            --
Unrealized appreciation
  on forward foreign
  currency contracts.....           --        22,878            --          --            --
                           -----------------------------------------------------------------
                            21,360,987    18,394,356    17,722,878   3,847,701    17,599,198
                           -----------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed...       81,037        60,797           609     200,292           217
  Purchases of
    investments..........      553,840       128,692       196,894          --       205,420
  Management fees........       14,611        15,185        10,009       1,700        14,430
  Foreign currency
    contracts............           --            --            --          --            --
  Variation margin on
    futures contracts....        4,450            --            --          --            --
Other accrued expenses...       44,553        64,186        45,822      33,186        30,954
Unrealized depreciation
  on forward foreign
  currency contracts.....           --        22,172            --          --            --
Due to custodian.........           --            --            --          --            --
                           -----------------------------------------------------------------
                               698,491       291,032       253,334     235,178       251,021
                           -----------------------------------------------------------------
NET ASSETS...............  $20,662,496   $18,103,324   $17,469,544   $3,612,523  $17,348,177
                           =================================================================
Shares of beneficial
  interest outstanding
  (unlimited shares
  authorized)............    1,529,274     1,590,236     1,752,363     342,937     1,804,537
Net asset value per
  share..................       $13.51        $11.38         $9.97      $10.53         $9.61
                           =================================================================
COMPOSITION OF NET
  ASSETS:
Capital paid in..........  $15,963,765   $16,301,379   $17,454,271   $3,483,816  $18,135,559
Accumulated undistributed
  net investment income
  (loss).................      (25,338)        1,937       772,736     128,996       (14,506)
Accumulated undistributed
  net realized gain
  (loss) on investments,
  futures contracts and
  options contracts......    3,437,554       955,192      (258,329)       (413)     (345,935)
Unrealized appreciation
  (depreciation) on
  investments............    1,297,609       892,486      (499,134)        124      (426,941)
Unrealized foreign
  exchange gain (loss) on
  other assets and
  liabilities............           --       (30,758)           --          --            --
Unrealized appreciation
  (depreciation) on
  futures and written
  options contracts......      (11,094)      (16,912)           --          --            --
                           -----------------------------------------------------------------
                           $20,662,496   $18,103,324   $17,469,544   $3,612,523  $17,348,177
                           =================================================================
---------------
* Cost
 Investment securities...  $18,441,524   $16,311,598   $16,756,973   $      --   $16,105,009
                           =================================================================
 Short-term securities...  $    49,852   $    34,895   $   549,925   $3,250,634  $ 1,625,265
                           =================================================================
 Foreign currency........  $        --   $   348,498   $        --   $      --   $        --
                           =================================================================

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                          MULTI-                                    ASSET
                             MULTI-       MANAGED       MULTI-        MULTI-     ALLOCATION:
                             MANAGED     MODERATE       MANAGED       MANAGED    DIVERSIFIED
                             GROWTH       GROWTH     INCOME/EQUITY    INCOME       GROWTH        STOCK
---------------------------------------------------------------------------------------------------------
INCOME:
  Interest...............  $ 1,398,912  $ 1,990,192   $ 1,844,049   $ 1,627,451  $1,886,658   $   178,227
  Dividends..............       84,916       71,529        44,128        16,765     705,694       471,279
                           ------------------------------------------------------------------------------
    Total income*........    1,483,828    2,061,721     1,888,177     1,644,216   2,592,352       649,506
                           ------------------------------------------------------------------------------
EXPENSES:
  Management fees........      479,487      476,382       309,983       208,691     708,709       589,066
  Custodian fees.........       69,041       69,524        66,961        66,949      53,067        38,857
  Auditing fees..........       10,941       10,941        10,941        10,941      10,882        10,882
  Reports to investors...       14,813       15,340        10,955         7,726      24,037        20,405
  Legal fees.............        1,992        1,992         1,635         1,354       2,647         2,346
  Trustees' fees.........          281          281           186           183         431           343
  Amortization of
    organizational
    expenses.............        1,610        1,610         1,610         1,610       1,610         1,610
  Other expenses.........          523          553           468           415         883           646
                           ------------------------------------------------------------------------------
    Total expenses before
      reimbursement and
      custody credits....      578,688      576,623       402,739       297,869     802,266       664,155
    Expenses reimbursed
      by the investment
      adviser............           --           --            --        (9,987)         --            --
    Custody credits
      earned on cash
      balances...........       (2,481)      (3,539)         (991)         (594)     (4,062)       (1,902)
                           ------------------------------------------------------------------------------
Net investment income
  (loss).................      907,621    1,488,637     1,486,429     1,356,928   1,794,148       (12,747)
                           ------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain
    (loss) on
    investments..........    3,885,591    3,114,204     3,022,494       973,473   3,941,422     7,506,432
  Net realized gain
    (loss) on futures and
    options contracts....      (60,618)     (56,274)           --            --     629,304            --
  Net realized foreign
    exchange gain (loss)
    on other assets and
    liabilities..........      475,921      353,932       171,031        66,538     (11,693)      (20,947)
  Change in unrealized
appreciation/depreciation
    on investments.......   (9,966,686)  (7,295,645)   (5,317,591)   (1,541,405) (9,092,572)   (7,143,442)
  Change in unrealized
    foreign exchange
    gain/loss on other
    assets and
    liabilities..........     (273,220)    (211,733)      (97,700)      (37,750)     (4,455)         (802)
  Change in unrealized
appreciation/depreciation
    on futures and
    options contracts....       20,894       20,894            --            --  (2,400,973)           --
                           ------------------------------------------------------------------------------
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign
    currencies...........   (5,918,118)  (4,074,622)   (2,221,766)     (539,144) (6,938,967)      341,241
                           ------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $(5,010,497) $(2,585,985)  $  (735,337)  $   817,784  $(5,144,819) $   328,494
                           ==============================================================================

---------------
* Net of foreign
  withholding taxes on
  interest and dividends
  of.....................  $     2,081  $     2,054   $       698   $       975  $   44,845   $     9,230
                           ==============================================================================

# Commenced operations July 5, 2000

See Notes to Financial Statements

----------------
212

                            LARGE CAP   LARGE CAP  LARGE CAP     MID CAP     MID CAP
                             GROWTH     COMPOSITE    VALUE       GROWTH       VALUE
--------------------------------------------------------------------------------------
INCOME:
  Interest...............  $    47,453  $ 11,970   $   9,431   $    20,297  $   28,247
  Dividends..............       66,896    73,396     185,916        24,339     175,453
                           -----------------------------------------------------------
    Total income*........      114,349    85,366     195,347        44,636     203,700
                           -----------------------------------------------------------
EXPENSES:
  Management fees........      105,862    73,288      69,889       112,146      76,326
  Custodian fees.........       67,677    67,463      67,756        67,815      67,414
  Auditing fees..........       10,777    10,777      10,777        10,777      10,777
  Reports to investors...        2,824     1,587       1,588         3,064       1,625
  Legal fees.............        1,007       912         912           985         910
  Trustees' fees.........           --        --          --            --          --
  Amortization of
    organizational
    expenses.............           --        --          --            --          --
  Other expenses.........          273       242         252           264         238
                           -----------------------------------------------------------
    Total expenses before
      reimbursement and
      custody credits....      188,420   154,269     151,174       195,051     157,290
    Expenses reimbursed
      by the investment
      adviser............      (40,443)  (52,405)    (53,090)      (41,394)    (53,047)
    Custody credits
      earned on cash
      balances...........       (2,417)   (1,093)     (1,986)       (1,930)       (989)
                           -----------------------------------------------------------
Net investment income
  (loss).................      (31,211)  (15,405)     99,249      (107,091)    100,446
                           -----------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain
    (loss) on
    investments..........      624,763   610,925     576,099     2,739,273     888,774
  Net realized gain
    (loss) on futures and
    options contracts....       (7,129)   (2,188)     (4,700)        3,906      12,016
  Net realized foreign
    exchange gain (loss)
    on other assets and
    liabilities..........      111,166       121        (134)           --           1
  Change in unrealized
appreciation/depreciation
    on investments.......   (3,743,460) (893,795)    615,406    (3,655,844)  1,523,803
  Change in unrealized
    foreign exchange
    gain/loss on other
    assets and
    liabilities..........      (61,905)      261           3            --          (2)
  Change in unrealized
appreciation/depreciation
    on futures and
    options contracts....      (10,142)       --      (5,689)       (5,782)    (14,210)
                           -----------------------------------------------------------
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign
    currencies...........   (3,086,707) (284,676)  1,180,985      (918,447)  2,410,382
                           -----------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $(3,117,918) $(300,081) $1,280,234  $(1,025,538) $2,510,828
                           ===========================================================

---------------
* Net of foreign
  withholding taxes on
  interest and dividends
  of.....................  $       677  $  1,067   $   1,519   $        40  $      538
                           ===========================================================


                                        INTERNATIONAL  DIVERSIFIED      CASH       FOCUS
                            SMALL CAP      EQUITY      FIXED INCOME  MANAGEMENT   GROWTH#
-------------------------
INCOME:
  Interest...............  $    42,106   $    10,142     $584,655     $101,991   $  26,515
  Dividends..............       46,546       151,563           --           --      10,713
                           ---------------------------------------------------------------
    Total income*........       88,652       161,705      584,655      101,991      37,228
                           ---------------------------------------------------------------
EXPENSES:
  Management fees........       84,253        94,478       59,919        8,706      39,796
  Custodian fees.........       67,270       104,941       67,512       34,733      33,867
  Auditing fees..........       10,777        14,663       12,024       12,321       6,864
  Reports to investors...        1,885         1,940        1,280           --       1,350
  Legal fees.............          921         1,027          912          478         440
  Trustees' fees.........           --            --           --           --          88
  Amortization of
    organizational
    expenses.............           --            --           --           --          --
  Other expenses.........          245           251          253          190       2,544
                           ---------------------------------------------------------------
    Total expenses before
      reimbursement and
      custody credits....      165,351       217,300      141,900       56,428      84,949
    Expenses reimbursed
      by the investment
      adviser............      (50,591)      (93,343)     (55,304)     (42,426)    (32,213)
    Custody credits
      earned on cash
      balances...........         (770)       (1,136)        (997)        (548)     (1,002)
                           ---------------------------------------------------------------
Net investment income
  (loss).................      (25,338)       38,884      499,056       88,537     (14,506)
                           ---------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCIES:
  Net realized gain
    (loss) on
    investments..........    1,421,147       291,967      (32,289)        (340)   (345,935)
  Net realized gain
    (loss) on futures and
    options contracts....      (33,683)      (25,946)          --           --          --
  Net realized foreign
    exchange gain (loss)
    on other assets and
    liabilities..........           --       (32,502)          --           --          --
  Change in unrealized
appreciation/depreciation
    on investments.......   (2,208,043)   (3,078,936)     126,179          238    (426,941)
  Change in unrealized
    foreign exchange
    gain/loss on other
    assets and
    liabilities..........           --       (13,036)          --           --          --
  Change in unrealized
appreciation/depreciation
    on futures and
    options contracts....        1,107        (8,499)          --           --          --
                           ---------------------------------------------------------------
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign
    currencies...........     (819,472)   (2,866,952)      93,890         (102)   (772,876)
                           ---------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $  (844,810)  $(2,828,068)    $592,946     $ 88,435   $(787,382)
                           ===============================================================
---------------
* Net of foreign
  withholding taxes on
  interest and dividends
  of.....................  $        18   $    21,501     $     --     $     --   $      39
                           ===============================================================

# Commenced operations July 5, 2000

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2000 (unaudited)

                                                           MULTI-                                    ASSET
                                             MULTI-       MANAGED        MULTI-        MULTI-     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED       MANAGED    DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY    INCOME        GROWTH        STOCK
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $    907,621  $  1,488,637   $ 1,486,429   $ 1,356,928  $  1,794,148  $    (12,747)
Net realized gain (loss) on
  investments...........................     3,885,591     3,114,204     3,022,494       973,473     3,941,422     7,506,432
Net realized gain (loss) on futures and
  options contracts.....................       (60,618)      (56,274)           --            --       629,304            --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................       475,921       353,932       171,031        66,538       (11,693)      (20,947)
Change in unrealized
  appreciation/depreciation on
  investments...........................    (9,966,686)   (7,295,645)   (5,317,591)   (1,541,405)   (9,092,572)   (7,143,442)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................      (273,220)     (211,733)      (97,700)      (37,750)       (4,455)         (802)
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................        20,894        20,894            --            --    (2,400,973)           --
                                          ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............    (5,010,497)   (2,585,985)     (735,337)      817,784    (5,144,819)      328,494
                                          ----------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income....            --            --            --            --            --            --
Distributions from net realized gain on
  investments...........................            --            --            --            --            --            --
                                          ----------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................            --            --            --            --            --            --
                                          ----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............    26,223,754    23,559,241    11,557,842     5,597,042    31,665,965    25,035,683
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................            --            --            --            --            --            --
Cost of shares repurchased..............    (7,055,725)   (5,953,037)   (4,821,850)   (4,721,703)  (11,941,267)  (11,208,783)
                                          ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................    19,168,029    17,606,204     6,735,992       875,339    19,724,698    13,826,900
                                          ----------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................    14,157,532    15,020,219     6,000,655     1,693,123    14,579,879    14,155,394

NET ASSETS:
Beginning of period.....................   103,975,854   107,420,890    74,778,214    54,037,495   161,058,151   132,831,357
                                          ----------------------------------------------------------------------------------
End of period...........................  $118,133,386  $122,441,109   $80,778,869   $55,730,618  $175,638,030  $146,986,751
                                          ==================================================================================

---------------
Undistributed net investment income
  (loss)................................  $    991,723  $  1,920,240   $ 2,309,127   $ 1,963,282  $  2,107,470  $    (41,303)
                                          ==================================================================================
Shares issued and repurchased:
Sold....................................     1,290,648     1,314,993       827,059       461,605     2,331,070     1,288,438
Issued in reinvestment of dividends and
  distributions.........................            --            --            --            --            --            --
Repurchased.............................      (350,959)     (333,477)     (344,082)     (389,547)     (881,781)     (579,367)
                                          ----------------------------------------------------------------------------------
Net increase (decrease).................       939,689       981,516       482,977        72,058     1,449,289       709,071
                                          ==================================================================================

---------------

  #  Commenced operations July 5, 2000

See Notes to Financial Statements

----------------
214

                                           LARGE CAP    LARGE CAP    LARGE CAP      MID CAP      MID CAP
                                            GROWTH      COMPOSITE      VALUE        GROWTH        VALUE
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $   (31,211) $   (15,405) $     99,249  $  (107,091) $   100,446
Net realized gain (loss) on
  investments...........................      624,763      610,925       576,099    2,739,273      888,774
Net realized gain (loss) on futures and
  options contracts.....................       (7,129)      (2,188)       (4,700)       3,906       12,016
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................      111,166          121          (134)          --            1
Change in unrealized
  appreciation/depreciation on
  investments...........................   (3,743,460)    (893,795)      615,406   (3,655,844)   1,523,803
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................      (61,905)         261             3           --           (2)
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................      (10,142)          --        (5,689)      (5,782)     (14,210)
                                          ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   (3,117,918)    (300,081)    1,280,234   (1,025,538)   2,510,828
                                          ----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income....           --           --            --           --           --
Distributions from net realized gain on
  investments...........................           --           --            --           --           --
                                          ----------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................           --           --            --           --           --
                                          ----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............   16,006,024    3,790,421     5,572,295   11,723,213    2,634,056
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................           --           --            --           --           --
Cost of shares repurchased..............  (12,178,439)  (3,722,886)   (5,370,460) (11,357,187)  (2,229,099)
                                          ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................    3,827,585       67,535       201,835      366,026      404,957
                                          ----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................      709,667     (232,546)    1,482,069     (659,512)   2,915,785

NET ASSETS:
Beginning of period.....................   27,860,260   18,671,863    16,751,288   28,059,238   16,640,247
                                          ----------------------------------------------------------------
End of period...........................  $28,569,927  $18,439,317  $ 18,233,357  $27,399,726  $19,556,032
                                          ================================================================

---------------
Undistributed net investment income
  (loss)................................  $   (87,678) $   (16,042) $    156,198  $  (107,091) $   158,749
                                          ================================================================
Shares issued and repurchased:
Sold....................................    1,157,139      299,612       516,710      701,119      236,044
Issued in reinvestment of dividends and
  distributions.........................           --           --            --           --           --
Repurchased.............................     (881,582)    (294,779)     (498,535)    (679,288)    (200,029)
                                          ----------------------------------------------------------------
Net increase (decrease).................      275,557        4,833        18,175       21,831       36,015
                                          ================================================================

                                                                      DIVERSIFIED
                                                       INTERNATIONAL     FIXED        CASH         FOCUS
                                           SMALL CAP      EQUITY        INCOME     MANAGEMENT     GROWTH#
----------------------------------------
OPERATIONS:
Net investment income (loss)............  $  (25,338)   $    38,884   $   499,056  $   88,537   $   (14,506)
Net realized gain (loss) on
  investments...........................   1,421,147        291,967       (32,289)       (340)     (345,935)
Net realized gain (loss) on futures and
  options contracts.....................     (33,683)       (25,946)           --          --            --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................          --        (32,502)           --          --            --
Change in unrealized
  appreciation/depreciation on
  investments...........................  (2,208,043)    (3,078,936)      126,179         238      (426,941)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................          --        (13,036)           --          --            --
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................       1,107         (8,499)           --          --            --
                                          -----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............    (844,810)    (2,828,068)      592,946      88,435      (787,382)
                                          -----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income....          --             --            --          --            --
Distributions from net realized gain on
  investments...........................          --             --            --          --            --
                                          -----------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................          --             --            --          --            --
                                          -----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............   7,496,062      7,326,660     3,085,596   2,443,886    18,455,206
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................          --             --            --          --            --
Cost of shares repurchased..............  (7,132,810)    (6,785,220)   (2,992,873) (3,043,115)     (319,647)
                                          -----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................     363,252        541,440        92,723    (599,229)   18,135,559
                                          -----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................    (481,558)    (2,286,628)      685,669    (510,794)   17,348,177
NET ASSETS:
Beginning of period.....................  21,144,054     20,389,952    16,783,875   4,123,317            --
                                          -----------------------------------------------------------------
End of period...........................  $20,662,496   $18,103,324    17,469,544  $3,612,523   $17,348,177
                                          =================================================================
---------------
Undistributed net investment income
  (loss)................................  $  (25,338)   $     1,937   $   772,736  $  128,996   $   (14,506)
                                          =================================================================
Shares issued and repurchased:
Sold....................................     574,812        609,307       316,239     234,663     1,834,999
Issued in reinvestment of dividends and
  distributions.........................          --             --            --          --            --
Repurchased.............................    (547,237)      (564,030)     (306,492)   (294,256)      (30,462)
                                          -----------------------------------------------------------------
Net increase (decrease).................      27,575         45,277         9,747     (59,593)    1,804,537
                                          =================================================================

---------------

  #  Commenced operations July 5, 2000

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

For the year ended March 31, 2000

                                                           MULTI-                                    ASSET
                                             MULTI-       MANAGED        MULTI-        MULTI-     ALLOCATION:
                                            MANAGED       MODERATE       MANAGED       MANAGED    DIVERSIFIED
                                             GROWTH        GROWTH     INCOME/EQUITY    INCOME        GROWTH        STOCK
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $    814,329  $  1,738,440   $ 2,431,297   $ 2,486,111  $  2,087,285  $    (53,425)
Net realized gain (loss) on
  investments...........................    26,439,228    22,057,038     7,340,224     2,774,697    11,896,069    13,400,365
Net realized gain (loss) on futures and
  options contracts.....................      (381,346)           --            --            --    (1,973,076)           --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................       158,036       120,837        60,820        22,861        (2,989)      (59,892)
Change in unrealized
  appreciation/depreciation on
  investments...........................     7,553,424     5,652,704     1,716,369      (731,267)    8,654,061    15,890,765
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................       186,658       138,732        64,575        19,701       (11,548)         (389)
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................       (14,356)      (14,700)           --            --     1,783,339            --
                                          ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............    34,755,973    29,693,051    11,613,285     4,572,103    22,433,141    29,177,424
                                          ----------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income....      (820,000)   (1,605,000)   (2,012,000)   (2,281,000)   (2,202,000)           --
Distributions from net realized gain on
  investments...........................   (14,345,000)  (11,165,000)   (4,689,000)   (1,659,000)   (6,947,000)   (6,781,000)
                                          ----------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................   (15,165,000)  (12,770,000)   (6,701,000)   (3,940,000)   (9,149,000)   (6,781,000)
                                          ----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............    32,763,994    30,158,616    21,214,752    18,076,587    58,935,026    41,407,708
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................    15,165,000    12,770,000     6,701,000     3,940,000     9,149,000     6,781,000
Cost of shares repurchased..............   (33,256,405)  (28,124,784)  (20,170,897)  (18,861,153)  (37,972,942)  (34,800,524)
                                          ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................    14,672,589    14,803,832     7,744,855     3,155,434    30,111,084    13,388,184
                                          ----------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................    34,263,562    31,726,883    12,657,140     3,787,537    43,395,225    35,784,608

NET ASSETS:
Beginning of period.....................    69,712,292    75,694,007    62,121,074    50,249,958   117,662,926    97,046,749
                                          ----------------------------------------------------------------------------------
End of period...........................  $103,975,854  $107,420,890   $74,778,214   $54,037,495  $161,058,151  $132,831,357
                                          ==================================================================================

---------------
Undistributed net investment income
  (loss)................................  $     84,102  $    431,603   $   822,698   $   606,354  $    313,322  $    (28,556)
                                          ==================================================================================
Shares issued and repurchased:
Sold....................................     1,712,782     1,802,685     1,552,450     1,494,584     4,422,800     2,403,922
Issued in reinvestment of dividends and
  distributions.........................       775,470       743,857       491,388       331,586       678,569       382,563
Repurchased.............................    (1,700,356)   (1,654,036)   (1,468,768)   (1,557,621)   (2,869,977)   (1,996,632)
                                          ----------------------------------------------------------------------------------
Net increase (decrease).................       787,896       892,506       575,070       268,549     2,231,392       789,853
                                          ==================================================================================

See Notes to Financial Statements

----------------
216

                                           LARGE CAP    LARGE CAP    LARGE CAP      MID CAP      MID CAP
                                            GROWTH      COMPOSITE      VALUE        GROWTH        VALUE
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)............  $   (66,379) $    11,046  $    193,284  $  (133,065) $   155,996
Net realized gain (loss) on
  investments...........................    2,814,305      442,115       936,020    3,208,067      882,175
Net realized gain (loss) on futures and
  options contracts.....................       55,195          326         7,047       16,901       (2,058)
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................       11,393       (1,383)          (41)          --            2
Change in unrealized
  appreciation/depreciation on
  investments...........................    5,237,861    3,054,777      (427,319)   8,800,550      309,971
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................       73,442         (347)           (4)          --            3
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................        8,358        2,658         4,249        7,295       12,219
                                          ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............    8,134,175    3,509,192       713,236   11,899,748    1,358,308
                                          ----------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income....      (12,000)     (30,000)     (172,000)      (5,000)    (134,000)
Distributions from net realized gain on
  investments...........................     (552,000)     (22,500)     (394,000)    (552,000)    (473,000)
                                          ----------------------------------------------------------------
Total dividends and distributions to
  shareholders..........................     (564,000)     (52,500)     (566,000)    (557,000)    (607,000)
                                          ----------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............   13,682,203    3,798,451     5,818,186    7,683,895    3,407,560
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................      564,000       52,500       566,000      557,000      607,000
Cost of shares repurchased..............   (8,872,277)    (469,579)   (3,405,281)  (5,411,219)  (1,213,344)
                                          ----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................    5,373,926    3,381,372     2,978,905    2,829,676    2,801,216
                                          ----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................   12,944,101    6,838,064     3,126,141   14,172,424    3,552,524

NET ASSETS:
Beginning of period.....................   14,916,159   11,833,799    13,625,147   13,886,814   13,087,723
                                          ----------------------------------------------------------------
End of period...........................  $27,860,260  $18,671,863  $ 16,751,288  $28,059,238  $16,640,247
                                          ================================================================

---------------
Undistributed net investment income
  (loss)................................  $   (56,467) $      (637) $     56,949  $        --  $    58,303
                                          ================================================================
Shares issued and repurchased:
Sold....................................    1,096,048      333,272       549,153      566,594      331,021
Issued in reinvestment of dividends and
  distributions.........................       41,400        4,438        53,871       37,934       61,727
Repurchased.............................     (658,656)     (40,534)     (328,750)    (368,617)    (122,442)
                                          ----------------------------------------------------------------
Net increase (decrease).................      478,792      297,176       274,274      235,911      270,306
                                          ================================================================

                                                                      DIVERSIFIED
                                                       INTERNATIONAL     FIXED        CASH
                                           SMALL CAP      EQUITY        INCOME     MANAGEMENT
----------------------------------------
OPERATIONS:
Net investment income (loss)............  $  (37,287)   $    19,999   $   879,545  $  108,678
Net realized gain (loss) on
  investments...........................   2,693,339      1,098,140      (212,731)        (35)
Net realized gain (loss) on futures and
  options contracts.....................      18,727         89,770            --          --
Net realized foreign exchange gain
  (loss) on other assets and
  liabilities...........................         (19)       (15,627)           --          --
Change in unrealized
  appreciation/depreciation on
  investments...........................   3,588,487      3,542,876      (456,699)       (159)
Change in unrealized foreign exchange
  gain/loss on other assets and
  liabilities...........................          --        (15,028)           --          --
Change in unrealized
  appreciation/depreciation on futures
  and options contracts.................     (10,691)       (12,781)           --          --
                                          ----------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations.............   6,252,556      4,707,349       210,115     108,484
                                          ----------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income....     (13,000)       (85,000)     (705,000)    (82,000)
Distributions from net realized gain on
  investments...........................    (610,000)      (446,000)           --          --
                                          ----------------------------------------------------
Total dividends and distributions to
  shareholders..........................    (623,000)      (531,000)     (705,000)    (82,000)
                                          ----------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold...............   5,989,925      3,956,858     4,957,675   6,659,343
Proceeds from shares issued for
  reinvestment of dividends and
  distributions.........................     623,000        531,000       705,000      82,000
Cost of shares repurchased..............  (2,238,054)    (1,967,689)   (3,612,833) (4,665,570)
                                          ----------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................   4,374,871      2,520,169     2,049,842   2,075,773
                                          ----------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS................................  10,004,427      6,696,518     1,554,957   2,102,257
NET ASSETS:
Beginning of period.....................  11,139,627     13,693,434    15,228,918   2,021,060
                                          ----------------------------------------------------
End of period...........................  $21,144,054   $20,389,952   $16,783,875  $4,123,317
                                          ====================================================
---------------
Undistributed net investment income
  (loss)................................  $       --    $   (36,947)  $   273,680  $   40,459
                                          ====================================================
Shares issued and repurchased:
Sold....................................     485,494        329,571       510,170     649,698
Issued in reinvestment of dividends and
  distributions.........................      48,357         43,179        74,150       8,079
Repurchased.............................    (155,967)      (152,148)     (373,720)   (456,212)
                                          ----------------------------------------------------
Net increase (decrease).................     377,884        220,602       210,600     201,565
                                          ====================================================

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust ("the Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts. Shares of the Portfolios are held by Variable Annuity Account Five (the "Account"), a separate account of Anchor National Life Insurance Company (the "Life Company"), organized under the laws of the state of Arizona.

  The Trust currently consists of sixteen separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional Portfolios in the future. Six of the Portfolios, which we call the "Seasons Portfolios," are available through the Seasons Variable Annuity Contract. Ten additional Portfolios, which we call the "Seasons Select Portfolios" and the "Seasons Focused Portfolios," are available in addition to the Seasons Portfolios, through the Seasons Select Variable Annuity Contract. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.
The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.
The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.
The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.
The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation. The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of large companies selected through a growth strategy.
The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing primarily in equity securities of large companies that offer the potential for long-term growth of capital or dividends. The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of large companies selected through a value strategy.
The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of medium sized companies selected through a growth strategy.
The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of medium sized companies selected through a value strategy.
The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of small companies.
The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of issuers in at least three countries other than the U.S.
The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing primarily in fixed income securities.
The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities of growth companies without regard to market capitalization.

----------------
218

  Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

  Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of the Multi-Managed Seasons Portfolios are SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), Janus Capital Corporation ("Janus"), and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such portfolio as described in the chart below.

                                                 SUNAMERICA                              WMC/
                                                 AGGRESSIVE     JANUS     SUNAMERICA     FIXED
                                                   GROWTH      GROWTH      BALANCED     INCOME
                   PORTFOLIO                     COMPONENT    COMPONENT   COMPONENT    COMPONENT
------------------------------------------------------------------------------------------------
Multi-Managed Growth...........................     20%          40%         20%          20%
Multi-Managed Moderate Growth..................     18%          28%         18%          36%
Multi-Managed Income/Equity....................      0%          18%         28%          54%
Multi-Managed Income...........................      0%           8%         17%          75%

  Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Seasons Multi-Managed Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

  Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)" is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to replicate a relevant index, or the relevant subset of an index.

  The Seasons Focused Portfolios, of which there is currently only one Portfolio, the Focus Growth Portfolio, offers you access to three different professional managers each of which advises a separate portion of the Portfolio. Each manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

  New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SunAmerica determines, subject to the review of the Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at September 30, 2000, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These

                                                                ----------------
investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain and losses on other assets and liabilities and change in unrealized foreign exchange gain and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios, which earn foreign income and capital gains, may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the statement of operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

----------------
220

  For the fiscal year ended March 31, 2000, the reclassification arising from "book/tax" differences resulted in increases (decreases) to the components of net assets as follows:

                                                            ACCUMULATED      ACCUMULATED
                                                           UNDISTRIBUTED    UNDISTRIBUTED
                                                           NET INVESTMENT   NET REALIZED    PAID-IN
                                                           INCOME/(LOSS)     GAIN/(LOSS)    CAPITAL
                                                           -----------------------------------------
Multi-Managed Growth.....................................     $156,290        $(153,069)    $(3,221)
Multi-Managed Moderate Growth............................      116,610         (113,389)     (3,221)
Multi-Managed Income/Equity..............................       60,793          (57,572)     (3,221)
Multi-Managed Income.....................................      (15,553)          18,774      (3,221)
Asset Allocation: Diversified Growth.....................      320,132         (316,911)     (3,221)
Stock....................................................       58,254          (55,033)     (3,221)
Large Cap Growth.........................................       11,393          (11,393)         --
Large Cap Composite......................................        3,813           (3,813)         --
Large Cap Value..........................................          (41)              41          --
Mid Cap Growth...........................................      134,341         (134,341)         --
Mid Cap Value............................................            2               (2)         --
Small Cap................................................       38,981          (38,981)         --
International Equity.....................................       11,281          (11,281)         --
Diversified Fixed Income.................................       (4,101)           4,101          --
Cash Management..........................................       (4,190)              --       4,190

  ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Seasons Portfolios of the Trust amounted to $91,410. Such organizational expenses are being amortized on a straight line basis by each applicable Seasons Portfolio over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations. Organization expenses incurred by the Seasons Select Portfolios and Seasons Focused Portfolio were expensed as incurred.

3. OPERATING POLICIES

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repo transactions with other affiliated investment companies.

  At September 30, 2000 the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Large Cap Value, Mid Cap Growth and Diversified Fixed Income Portfolios had a 0.7%, 1.3%, 1.1%, 1.3%, 0.0%, 0.1% and 0.1%, respectively, undivided interest, representing $2,400,000, $4,255,000, $3,700,000, $4,230,000, $5,000, $265,000 and $195,000, respectively, in principal amount, in a joint repo with Paribas Corp., which is dated September 29, 2000, bears interest at a rate of 6.53% per annum, has a principal amount of $328,440,000, and a repurchase price of $328,618,726, matures on October 2, 2000 and is collateralized by $316,125,000 U.S. Treasury Bonds (bearing interest at the rate of 6.75% per annum and maturing May 15, 2005), which have an approximate value of $335,941,588.

  In addition, at September 30, 2000 the Multi-Managed Growth, Multi-Managed Moderate Growth, Large Cap Composite, Small Cap, Diversified Fixed Income and Cash Management Portfolios had a 2.7%, 2.3%, 0.0%, 0.3%, 0.1% and 0.4%, respectively, undivided interest, representing $4,229,000, $3,622,000, $37,000, $409,000, $232,000 and $561,000, respectively, in principal amount, in a joint repo with State Street Bank & Trust Co., which is dated September 29, 2000, bears interest at the rate of 6.35% per annum, has a principal amount of $158,414,000, and a repurchase price of $158,497,827, matures on October 2, 2000 and is collateralized by $166,435,000 U.S. Treasury Bonds (bearing interest at the rate of 6.35% per annum and maturing March 22, 2001), which have an approximate value of $161,608,385.

                                                                ----------------

  FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option, which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  During the period ended September 30, 2000, transactions in written option contracts were as follows:

                                                                       MULTI-MANAGED
                                           MULTI-MANAGED GROWTH       MODERATE GROWTH           SMALL CAP
                                           ---------------------   ---------------------   --------------------
                                           CONTRACTS    AMOUNT     CONTRACTS    AMOUNT     CONTRACTS    AMOUNT
                                           ---------   ---------   ---------   ---------   ---------   --------
Written option contracts as of 3/31/00...     (48)     $(125,206)     (48)     $(125,206)     (22)     $(54,303)
Options written during the period........     (96)      (187,003)     (96)      (187,003)     (42)      (83,304)
Written options assigned during the
  period.................................      --             --       --             --       --            --
Written options closed during the
  period.................................     144        220,044      144        220,044       64        95,732
Net realized gain on written options
  closed.................................      --         92,165       --         92,165       --        41,875
                                              ---      ---------      ---      ---------      ---      --------
Written option contracts as of 9/30/00...      --      $      --       --      $      --       --      $     --
                                              ===      =========      ===      =========      ===      ========

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required.

----------------
222

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for book purposes (which approximates tax basis), including short-term securities and repurchase agreements at September 30, 2000, were as follows:

                                   AGGREGATE    AGGREGATE
                                  UNREALIZED    UNREALIZED    GAIN/(LOSS)      COST OF      CAPITAL LOSS   CAPITAL LOSS
                                     GAIN          LOSS           NET        INVESTMENTS    CARRYOVER*+      UTILIZED
                                  -------------------------------------------------------------------------------------
Multi-Managed Growth............  $15,914,838   $5,751,685    $10,163,153    $109,929,014     $     --      $       --
Multi-Managed Moderate Growth...   13,898,683    5,189,778      8,708,905     116,078,671           --              --
Multi-Managed Income/Equity.....    3,855,764    2,987,626        868,138      77,667,829           --              --
Multi-Managed Income............    1,381,370    1,860,501       (479,131)     55,783,483           --              --
Asset Allocation: Diversified
  Growth........................   14,851,713    6,774,227      8,077,486     172,360,229           --              --
Stock@..........................   29,565,479    5,929,578     23,635,901     123,310,646           --              --
Large Cap Growth................    4,575,941    2,097,044      2,478,897      25,801,544           --              --
Large Cap Composite@............    3,735,791    1,103,489      2,632,302      15,614,320           --              --
Large Cap Value@................    2,304,529    1,879,853        424,676      17,693,333           --              --
Mid Cap Growth..................    8,177,978    2,400,088      5,777,890      21,579,588           --              --
Mid Cap Value...................    3,227,806    1,463,389      1,764,417      18,146,384           --              --
Small Cap.......................    4,125,748    2,828,139      1,297,609      19,426,376           --              --
International Equity@...........    3,085,586    2,193,100        892,486      16,868,493           --              --
Diversified Fixed Income#.......      109,376      608,510       (499,134)     17,733,898      111,266              --
Cash Management#................          126            2            124       3,811,634           69              --
Focus Growth....................      774,141    1,201,082       (426,941)     17,730,274           --              --

-------------
*   Expires 2008.
#  Post 10/31/99 Capital Loss Deferrals: Diversified Fixed Income $114,618; Cash
    Management $4.
@  Post 10/31/99 Currency Loss Deferrals; Stock $28,556; Large Cap Composite
    $637; Large Cap Value $60; International Equity $25,122.
+ Net capital loss carryovers reported as of March 31, 2000, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.

5. MANAGEMENT OF THE TRUST: The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between SAAMCo (the "Adviser") and the Trust, on behalf of each Portfolio, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                                       MANAGEMENT
PORTFOLIO                                                             ASSETS              FEES
-------------------------------------------------------------------------------------------------
Multi-Managed Growth                                          >0                         0.89%
Multi-Managed Moderate Growth                                 >0                         0.85%
Multi-Managed Income/Equity                                   >0                         0.81%
Multi-Managed Income                                          >0                         0.77%
Asset Allocation: Diversified Growth                          >0                         0.85%
Stock                                                         >0                         0.85%
Large Cap Growth, Large Cap Composite,                        0-$250 million             0.80%
  Large Cap Value                                             >$250 million              0.75%
                                                              >$500 million              0.70%
Mid Cap Growth, Mid Cap Value,                                0-$250 million             0.85%
  Small Cap                                                   >$250 million              0.80%
                                                              >$500 million              0.75%
International Equity                                          > 0                        1.00%
Diversified Fixed Income                                      0-$200 million             0.70%
                                                              >$200 million              0.65%
                                                              >$400 million              0.60%
Cash Management                                               0-$100 million             0.55%
                                                              >$100 million              0.50%
                                                              >$300 million              0.45%
Focus Growth                                                  >0                         1.00%

                                                                ----------------

  The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All Subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following managers:

PORTFOLIO                                                      SUBADVISER
------------------------------------------------------------------------------------------
Multi-Managed Growth                          Janus Capital Corporation
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Moderate Growth                 Janus Capital Corporation
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Income/Equity                   Janus Capital Corporation
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Multi-Managed Income                          Janus Capital Corporation
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Asset Allocation: Diversified Growth          Putnam Investment Management, Inc.
Stock                                         T. Rowe Price Associates, Inc.
Large Cap Growth                              Bankers Trust Company
                                              Goldman Sachs Asset Management
                                              Janus Capital Corporation
Large Cap Composite                           Bankers Trust Company
                                              SunAmerica Asset Management Corp.
                                              T. Rowe Price Associates, Inc.
Large Cap Value                               Bankers Trust Company
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Growth                                Bankers Trust Company
                                              T. Rowe Price Associates, Inc.
                                              Wellington Management Company, LLP
Mid Cap Value                                 Bankers Trust Company
                                              Goldman Sachs Asset Management
                                              Lord, Abbett & Co.
Small Cap                                     Bankers Trust Company
                                              Lord, Abbett & Co.
                                              SunAmerica Asset Management Corp.
International Equity                          Bankers Trust Company
                                              Goldman Sachs Asset Management International
                                              Lord, Abbett & Co.
Diversified Fixed Income                      Bankers Trust Company
                                              SunAmerica Asset Management Corp.
                                              Wellington Management Company, LLP
Cash Management                               SunAmerica Asset Management Corp.
Focus Growth                                  Fred Alger Management, Inc.
                                              Jennison Associates LLC
                                              Marsico Capital Management, LLC

  The Adviser has agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolio's average net assets: Multi-Managed Growth 1.29%, Multi-Managed Moderate Growth 1.21%, Multi-Managed Income/Equity 1.14%, Multi-Managed Income 1.06%, Asset Allocation: Diversified Growth

----------------
224

1.21%, Stock 1.21%, Large Cap Growth 1.10%, Large Cap Composite 1.10%, Large Cap Value 1.10%, Mid Cap Growth 1.15%, Mid Cap Value 1.15%, Small Cap 1.15%, International Equity 1.30%, Diversified Fixed Income 1.00%, Cash Management 0.85% and Focus Growth 1.30%. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

  At September 30, 2000, the amounts repaid to the Adviser which are included in the management fee along with the remaining balance subject to recoupment are as follows:

                                                                          BALANCE
                                                               AMOUNT    SUBJECT TO
                                                              RECOUPED   RECOUPMENT
                                                              ---------------------
Multi-Managed Income/Equity.................................  $   457     $     --
Multi-Managed Income........................................       --       30,126
Asset Allocation: Diversified Growth........................    8,313           --
Large Cap Growth............................................       --      102,747
Large Cap Composite.........................................       --      126,327
Large Cap Value.............................................       --      119,859
Mid Cap Growth..............................................       --      105,027
Mid Cap Value...............................................       --      122,291
Small Cap...................................................       --      117,681
International Equity........................................       --      238,605
Diversified Fixed Income....................................       --      124,228
Cash Management.............................................       --      113,261
Focus Growth................................................       --       32,213

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the period ended September 30, 2000, were as follows:

                               PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                             SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.         SALES OF U.S.
                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES   GOVERNMENT SECURITIES
                             -------------------------------------------------------------------------------------------------------
Multi-Managed Growth.......         $ 58,287,110                 $ 36,721,074               $ 4,201,115             $ 5,835,997
Multi-Managed Moderate
  Growth...................           52,319,723                   32,169,337                 4,776,942               9,815,592
Multi-Managed
  Income/Equity............           30,472,875                   28,211,562                 9,522,076              11,794,000
Multi-Managed Income.......           10,478,376                    9,264,379                 5,382,031               9,182,084
Asset Allocation:
  Diversified Growth.......           73,630,872                   54,919,080                68,418,505              68,984,697
Stock......................           62,441,740                   52,313,188                        --                      --
Large Cap Growth...........            7,865,989                    5,050,666                        --                      --
Large Cap Composite........            5,296,679                    5,293,885                        --                      --
Large Cap Value............            4,450,115                    4,089,232                        --                      --
Mid Cap Growth.............           12,212,773                   11,422,654                        --                      --
Mid Cap Value..............            6,481,986                    6,143,142                        --                      --
Small Cap..................           13,518,555                   13,134,402                        --                      --
International Equity.......            2,269,218                    2,231,023                        --                      --
Diversified Fixed Income...            1,535,129                    1,036,046                   546,740                 542,567
Cash Management............                   --                           --                        --                      --
Focus Growth...............           10,986,630                   27,436,501                        --                      --

                                                                ----------------

7. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers:

                                                               B.T. ALEX    GOLDMAN    FRED ALGER
                                                              BROWN, INC.    SACHS     & CO., INC.
                                                              ------------------------------------
Large Cap Growth............................................      $--         $341       $   --
Large Cap Composite.........................................       60           --           --
Mid Cap Value...............................................       18          720           --
Small Cap...................................................       42           --           --
Focus Growth................................................       --           --        6,656

  As disclosed in the investment portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. Effective January 1, 1999, SAAMCo, the investment adviser, became a wholly owned subsidiary of AIG. During the period ended September 30, 2000, transactions in securities of AIG and subsidiaries of AIG were as follows:

                                                                                 REALIZED
                                                         SECURITY                GAIN/LOSS    INCOME
                                            ---------------------------------------------------------
Multi-Managed Growth......................  Crown Castle International Corp.      $    30     $  601
Multi-Managed Moderate Growth.............  Crown Castle International Corp.           61        747
Multi-Managed Income/Equity...............  Crown Castle International Corp.           61        747
Multi-Managed Income......................  Crown Castle International Corp.           --      1,687
Asset Allocation: Diversified Growth......  American International Group, Inc.         --        613
Large Cap Growth..........................  Crown Castle International Corp.           --         --
Large Cap Composite.......................  American International Group, Inc.        241         78
Large Cap Value...........................  American International Group, Inc.         --        159
Mid Cap Growth............................  Crown Castle International Corp.        5,727         --
Mid Cap Value.............................  21st Century Insurance Group               --          5
                                            Crown Castle International Corp.           --         --
                                            Transatlantic Holdings, Inc.               --          6
Small Cap.................................  AmeriCredit Corp.                       1,137         --
                                            Mettler-Toledo International, Inc.        656         --

8. SUBSEQUENT EVENTS: Effective October 16, 2000, shares of beneficial interest in each Portfolio of the Trust were divided into 2 classes of shares, Class A and Class B. All shares issued prior to such date have been reclassified as Class A shares.

----------------
226

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------------
                                                               DIVIDENDS
                                   NET REALIZED                DECLARED     DIVIDENDS      NET
          NET ASSET                & UNREALIZED                FROM NET     FROM NET      ASSET
            VALUE       NET        GAIN(LOSS)     TOTAL FROM   INVEST-      REALIZED      VALUE
 PERIOD   BEGINNING   INVESTMENT      ON          INVESTMENT     MENT       GAIN ON      END OF      TOTAL
 ENDED    OF PERIOD   INCOME(*/**) INVESTMENTS(*) OPERATIONS(*)  INCOME     INVESTMENTS  PERIOD     RETURN(***)
-------------------------------------------------------------------------------------------------------------

                                       Multi-Managed Growth Portfolio

4/15/97-
3/31/98      $10.00     $0.18         $ 2.95        $ 3.13       $(0.08)      $(0.20)     $12.85      31.55%
3/31/99       12.85      0.16           4.41          4.57        (0.18)       (0.03)      17.21      35.98
3/31/00       17.21      0.18           7.72          7.90        (0.19)       (3.44)      21.48      49.03
9/30/00@      21.48      0.17          (1.21)        (1.04)       --           --          20.44      (4.84)

                                   Multi-Managed Moderate Growth Portfolio
4/15/97-
3/31/98       10.00      0.27           2.40          2.67        (0.13)       (0.17)      12.37      26.86

3/31/99       12.37      0.28           3.10          3.38        (0.23)       (0.02)      15.50      27.73
3/31/00       15.50      0.33           5.24          5.57        (0.30)       (2.17)      18.60      37.90
9/30/00@      18.60      0.24          (0.72)        (0.48)       --           --          18.12      (2.58)

                                    Multi-Managed Income/Equity Portfolio
4/15/97-
3/31/98       10.00      0.41           1.68          2.09        (0.20)       (0.10)      11.79      21.10
3/31/99       11.79      0.43           1.57          2.00        (0.36)       (0.10)      13.33      17.27

3/31/00       13.33      0.49           1.87          2.36        (0.41)       (0.99)      14.29      18.52
9/30/00@      14.29      0.27          (0.43)        (0.16)       --           --          14.13      (1.12)

                                       Multi-Managed Income Portfolio
4/15/97-
3/31/98       10.00      0.51           1.15          1.66        (0.27)       (0.10)      11.29      16.81
3/31/99       11.29      0.53           0.72          1.25        (0.40)       (0.07)      12.07      11.19
3/31/00       12.07      0.57           0.49          1.06        (0.54)       (0.40)      12.19       9.16

9/30/00@      12.19      0.30          (0.12)         0.18        --           --          12.37       1.48

                               Asset Allocation: Diversified Growth Portfolio
4/15/97-
3/31/98       10.00      0.23           1.76          1.99        (0.12)       (0.16)      11.71      20.09
3/31/99       11.71      0.14           0.90          1.04        (0.12)       --          12.63       9.02

3/31/00       12.63      0.21           2.04          2.25        (0.22)       (0.71)      13.95      18.14
9/30/00@      13.95      0.15          (0.58)        (0.43)       --           --          13.52      (3.08)

--------  ---------------------------------------------
                                  RATIO OF
                                   NET
            NET      RATIO OF     INVESTMENT
           ASSETS    EXPENSES     INCOME TO
           END OF    TO AVERAGE   AVERAGE
 PERIOD    PERIOD     NET          NET         PORTFOLIO
 ENDED    (000'S)    ASSETS(+)    ASSETS(+)    TURNOVER
--------
          ---------------------------------------------

                 Multi-Managed Growth Portfolio
4/15/97-
3/31/98   $ 32,481     1.29%#       1.52%#       114%
3/31/99     69,712     1.19         1.11         124
3/31/00    103,976     1.15         0.98         117
9/30/00@   118,133     1.07#        1.69#         44

             Multi-Managed Moderate Growth Portfolio
4/15/97-
3/31/98     32,622     1.21#        2.36#        101
3/31/99     75,694     1.16         2.08         105
3/31/00    107,421     1.10         1.97         108
9/30/00@   122,441     1.02#++      2.66#         43

              Multi-Managed Income/Equity Portfolio
4/15/97-
3/31/98     25,957     1.14#        3.72#         46
3/31/99     62,121     1.14         3.51          65
3/31/00     74,778     1.10         3.61          68
9/30/00@    80,779     1.05#        3.89#         40

                 Multi-Managed Income Portfolio
4/15/97-
3/31/98     18,378     1.06#        4.69#         47
3/31/99     50,250     1.06         4.50          43
3/31/00     54,037     1.06         4.72          61
9/30/00@    55,731     1.06#        5.02#         34

              Asset Allocation: Diversified Growth
                            Portfolio
4/15/97-
3/31/98     50,384     1.21#        2.06#        166
3/31/99    117,663     1.21         1.21         149
3/31/00    161,058     1.21         1.58         156
9/30/00@   175,638     0.97#        2.18#         90

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 # Annualized

 @ Unaudited

  ++ Net of custody credits of 0.01%

  + The investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                                                    NET INVESTMENT
                                                        EXPENSES                                    INCOME (LOSS)
                                      --------------------------------------------   --------------------------------------------
                                      3/31/98#     3/31/99     3/31/00    9/30/00#   3/31/98#     3/31/99     3/31/00    9/30/00#
                                      ---------   ----------   --------   --------   ---------   ----------   --------   --------
Multi-Managed Growth Portfolio......    1.44%       1.19%        1.15%      1.07%      1.37%       1.11%        0.98%      1.69%
Multi-Managed Moderate Growth
  Portfolio.........................    1.40        1.16         1.10       1.02       2.17        2.08         1.97       2.66
Multi-Managed Income/Equity
  Portfolio.........................    1.43        1.14         1.10       1.05       3.43        3.51         3.61       3.89
Multi-Managed Income Portfolio......    1.50        1.07         1.08       1.21       4.25        4.49         4.70       4.87
Asset Allocation: Diversified Growth
  Portfolio.........................    1.53        1.22         1.21       0.97       1.74        1.20         1.58       2.18

See Notes to Financial Statements

                                                                ----------------

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------
                                                                DIVIDENDS
                                    NET REALIZED                DECLARED    DIVIDENDS      NET                    NET
          NET ASSET                 & UNREALIZED                FROM NET    FROM NET      ASSET                  ASSETS
            VALUE       NET         GAIN(LOSS)     TOTAL FROM   INVEST-     REALIZED      VALUE                  END OF
 PERIOD   BEGINNING   INVESTMENT       ON          INVESTMENT    MENT       GAIN ON      END OF      TOTAL       PERIOD
 ENDED    OF PERIOD   INCOME(*/**)  INVESTMENTS(*) OPERATIONS(*) INCOME     INVESTMENTS  PERIOD     RETURN(***) (000'S)
-------


                                                    Stock Portfolio
4/15/97-
3/31/98      $10.00      $0.03         $4.80         $4.83       $(0.02)      $(0.15)     $14.66      48.59%    $ 42,085
3/31/99       14.66       0.03          1.84          1.87        (0.02)       (0.30)      16.21      13.05       97,047

3/31/00       16.21      (0.01)         4.47          4.46        --           (1.07)      19.60      28.35      132,831
9/30/00@      19.60      --             0.04          0.04        --           --          19.64       0.20      146,987

                                               Large Cap Growth Portfolio

2/8/99-
3/31/99       10.00      --             0.77          0.77        --           --          10.77       7.70       14,916
3/31/00       10.77      (0.04)         4.53          4.49        (0.01)       (0.30)      14.95      41.95       27,860
9/30/00@      14.95      (0.02)        (1.57)        (1.59)       --           --          13.36     (10.64)      28,570

                                             Large Cap Composite Portfolio
2/8/99-
3/31/99       10.00       0.01          0.43          0.44        --           --          10.44       4.40       11,834

3/31/00       10.44       0.01          2.64          2.65        (0.02)       (0.02)      13.05      25.42       18,672
9/30/00@      13.05      (0.01)        (0.19)        (0.20)       --           --          12.85      (1.53)      18,439

                                               Large Cap Value Portfolio
2/8/99-
3/31/99       10.00       0.02          0.19          0.21        --           --          10.21       2.10       13,625

3/31/00       10.21       0.13          0.44          0.57        (0.11)       (0.26)      10.41       5.59       16,751
9/30/00@      10.41       0.06          0.74          0.80        --           --          11.21       7.68       18,233

                                                Mid Cap Growth Portfolio
2/8/99-
3/31/99       10.00      --             0.46          0.46        --           --          10.46       4.60       13,887
3/31/00       10.46      (0.09)         7.94          7.85        (0.00)       (0.36)      17.95      75.89       28,059

9/30/00@      17.95      (0.07)        (0.60)        (0.67)       --           --          17.28      (3.73)      27,400

--------  --------------------------------------------------------------------------------------------------------------
          ----------------------------------
                       RATIO OF
                        NET
          RATIO OF     INVESTMENT
          EXPENSES     INCOME TO
          TO AVERAGE   AVERAGE
 PERIOD    NET          NET         PORTFOLIO
 ENDED    ASSETS(+)    ASSETS(+)    TURNOVER

                   Stock Portfolio
4/15/97-
3/31/98     1.21%#       0.24%#         46%
3/31/99     1.10         0.20           52
3/31/00     1.06        (0.05)          75
9/30/00@    0.96#       (0.02)#         39

              Large Cap Growth Portfolio
2/8/99-
3/31/99     1.10#        0.20#           6
3/31/00     1.10++      (0.31)          74
9/30/00@    1.10#       (0.24)#         20

            Large Cap Composite Portfolio
2/8/99-
3/31/99     1.10#        0.55#           8
3/31/00     1.10++       0.08           38
9/30/00@    1.10#       (0.17)#         30

              Large Cap Value Portfolio
2/8/99-
3/31/99     1.10#        1.53#           5
3/31/00     1.10++       1.21           52
9/30/00@    1.10#(1)     1.14#          24

               Mid Cap Growth Portfolio
2/8/99-
3/31/99     1.15#       (0.15)#          5
3/31/00     1.15++      (0.68)          68
9/30/00@    1.15#(1)    (0.81)#         44

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 # Annualized

  ++ Net of custody credits of 0.01%, 0.02%, 0.02% and 0.02%, respectively, for the Large Cap Growth, Large Cap Composite, Large Cap Value and Mid Cap Growth Portfolios

 @ Unaudited

 (1) Net of custody credits of 0.02% and 0.01%, respectively, for the Large Cap Value and Mid Cap Growth Portfolios

  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                                                     NET INVESTMENT
                                                            EXPENSES                                  INCOME (LOSS)
                                            -----------------------------------------   -----------------------------------------
                                            3/31/98#   3/31/99    3/31/00    9/30/00#   3/31/98#   3/31/99    3/31/00    9/30/00#
                                            --------   --------   --------   --------   --------   --------   --------   --------
Stock Portfolio...........................   1.26%      1.10%      1.06 %      0.96%     0.19%      0.20%     (0.05)%    (0.02)%
Large Cap Growth Portfolio................     --       2.12#      1.30        1.65        --      (0.82)#    (0.51)     (0.07)
Large Cap Composite Portfolio.............     --       2.33#      1.48        1.68        --      (0.68)#    (0.30)      0.40
Large Cap Value Portfolio.................     --       2.16#      1.39        1.71        --       0.47#      0.92       0.53
Mid Cap Growth Portfolio..................     --       2.22#      1.35        1.46        --      (1.22)#    (0.88)     (1.12)

See Notes to Financial Statements

----------------
228

----------------

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------
                                                                DIVIDENDS
                                    NET REALIZED                DECLARED    DIVIDENDS      NET                    NET
          NET ASSET                 & UNREALIZED                FROM NET    FROM NET      ASSET                  ASSETS
            VALUE       NET         GAIN(LOSS)     TOTAL FROM   INVEST-     REALIZED      VALUE                  END OF
 PERIOD   BEGINNING   INVESTMENT       ON          INVESTMENT    MENT       GAIN ON      END OF      TOTAL       PERIOD
 ENDED    OF PERIOD   INCOME(*/**)  INVESTMENTS(*) OPERATIONS(*) INCOME     INVESTMENTS  PERIOD     RETURN(***) (000'S)
-------


                                                Mid Cap Value Portfolio
2/8/99-
3/31/99      $10.00      $0.02        $ (0.04)      $ (0.02)     $--          $--         $ 9.98      (0.20)%   $ 13,088

3/31/00        9.98       0.11           0.84          0.95       (0.09)       (0.32)      10.52       9.76       16,640
9/30/00@      10.52       0.06           1.51          1.57       --           --          12.09      14.92       19,556

                                                  Small Cap Portfolio
2/8/99-
3/31/99       10.00      --             (0.09)        (0.09)      --           --           9.91      (0.90)      11,140

3/31/00        9.91      (0.03)          4.65          4.62       (0.01)       (0.44)      14.08      46.99       21,144
9/30/00@      14.08      (0.02)         (0.55)        (0.57)      --           --          13.51      (4.05)      20.662

                                             International Equity Portfolio
2/8/99-
3/31/99       10.00       0.02           0.32          0.34       --           --          10.34       3.40       13,693

3/31/00       10.34       0.01           3.21          3.22       (0.06)       (0.30)      13.20      31.36       20,390
9/30/00@      13.20       0.02          (1.84)        (1.82)      --           --          11.38     (13.79)      18,103

                                           Diversified Fixed Income Portfolio
2/8/99-
3/31/99       10.00       0.06          (0.12)        (0.06)      --           --           9.94      (0.60)      15,229

3/31/00        9.94       0.53          (0.42)         0.11       (0.42)       --           9.63       1.22       16,784
9/30/00@       9.63       0.29           0.05          0.34       --           --           9.97       3.53       17,470

                                               Cash Management Portfolio

2/8/99-
3/31/99       10.00       0.06         --              0.06       --           --          10.06       0.60        2,021
3/31/00       10.06       0.45           0.01          0.46       (0.28)       --          10.24       4.59        4,123
9/30/00@      10.24       0.28           0.01          0.29       --           --          10.53       2.83        3,613

                                                      Focus Growth

7/5/00-
9/30/00@      10.00      (0.01)         (0.38)        (0.39)      --           --           9.61      (3.90)      17,348

--------  --------------------------------------------------------------------------------------------------------------
          ----------------------------------
                       RATIO OF
                        NET
          RATIO OF     INVESTMENT
          EXPENSES     INCOME TO
          TO AVERAGE   AVERAGE
 PERIOD    NET          NET         PORTFOLIO
 ENDED    ASSETS(+)    ASSETS(+)    TURNOVER
               Mid Cap Value Portfolio
2/8/99-
3/31/99     1.15%#       1.60%#         6%
3/31/00     1.15         1.02          72
9/30/00@    1.15#(1)     1.12#         36

                 Small Cap Portfolio
2/8/99-
3/31/99     1.15#        0.31#          3
3/31/00     1.15        (0.24)        103
9/30/00@    1.15#(1)    (0.51)#        70

            International Equity Portfolio
2/8/99-
3/31/99     1.30#        1.43#          7
3/31/00     1.30++       0.12          54
9/30/00@    1.30#(1)     0.41#         12

          Diversified Fixed Income Portfolio
2/8/99-
3/31/99     1.00#        4.53#         30
3/31/00     1.00         5.48          46
9/30/00@    1.00#        5.85#         10

              Cash Management Portfolio
2/8/99-
3/31/99     0.85#        3.97#       --
3/31/00     0.85         4.63        --
9/30/00@    0.85#(1)     5.59#       --

                Focus Growth Portfolio
7/5/00-
9/30/00@    1.30#(1)    (0.36)#        71

----------------------------------

  * Calculated based upon average shares outstanding

 ** After fee waivers and expense reimbursements by the investment adviser

*** Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower.

 # Annualized

  ++ Net of custody credits of 0.02%

 @ Unaudited

 (1) Net of custody credits of 0.01%, 0.01%, 0.01%, 0.03% and 0.03%, respectively, for the Mid Cap Value, Small Cap, International Equity, Cash Management and Focus Growth Portfolios

  + During the periods stated below, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                         EXPENSES               NET INVESTMENT INCOME (LOSS)
                                                              ------------------------------   ------------------------------
                                                              3/31/99#   3/31/00    9/30/00#   3/31/99#   3/31/00    9/30/00#
                                                              --------   --------   --------   --------   --------   --------
Mid Cap Value Portfolio.....................................   2.23%      1.47%      1.74%      0.52%       0.70%      0.53%
Small Cap Portfolio.........................................   2.46       1.45       1.66      (1.00)      (0.54)     (0.77)
International Equity Portfolio..............................   3.59       1.91       2.29      (0.86)      (0.49)     (0.58)
Diversified Fixed Income Portfolio..........................   1.91       1.31       1.65       3.62        5.17       5.20
Cash Management Portfolio...................................   8.41       2.95       3.53      (3.59)       2.53       2.91
Focus Growth Portfolio......................................   --         --         2.11       --          --        (1.17)

See Notes to Financial Statements

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